UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 250-4352

Date of fiscal year end:             May 31

Date of reporting period:             August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI China A Inclusion Equity ETF (formally Xtrackers CSI 300 China A-Shares Hedged Equity ETF)

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Consumer Discretionary - 9.3%
BYD Co. Ltd., Class A	8,298	$53,999
China Film Co. Ltd., Class A	9,000	17,165
China Grand Automotive Services Co. Ltd., Class A	25,800	23,413
China International Travel Service Corp. Ltd., Class A	8,943	82,936
China Shipbuilding Industry Group Power Co. Ltd., Class A	7,814	21,731
China South Publishing & Media Group Co. Ltd., Class A	7,900	13,529
Chinese Universe Publishing and Media Co. Ltd., Class A	6,500	10,275
Chongqing Changan Automobile Co. Ltd., Class A	16,700	17,086
CITIC Guoan Information Industry Co. Ltd., Class A	19,300	12,317
Fuyao Glass Industry Group Co. Ltd., Class A	9,109	33,892
Gree Electric Appliances, Inc. of Zhuhai, Class A*	13,800	78,674
Guangzhou Automobile Group Co. Ltd., Class A	10,340	15,740
Hangzhou Robam Appliances Co. Ltd., Class A	4,400	14,168
Heilan Home Co. Ltd., Class A	10,400	15,161
Huayu Automotive Systems Co. Ltd., Class A	14,400	43,060
Liaoning Cheng Da Co. Ltd., Class A	6,500	12,977
Midea Group Co. Ltd., Class A	30,262	184,262
Qingdao Haier Co. Ltd., Class A	28,500	62,113
SAIC Motor Corp. Ltd., Class A	35,727	152,434
Shandong Linglong Tyre Co. Ltd., Class A	4,300	10,070
Shanghai Oriental Pearl Group Co. Ltd., Class A	15,197	22,043
Shenzhen Overseas Chinese Town Co. Ltd., Class A	38,800	35,665
Suning.com Co. Ltd., Class A	42,564	77,127
TCL Corp., Class A	60,800	25,363
Wanxiang Qianchao Co. Ltd., Class A	12,900	11,518
Weifu High-Technology Group Co. Ltd., Class A	3,900	10,926
Zhejiang Century Huatong Group Co. Ltd., Class A (a)	900	3,441

		1,061,085

Consumer Staples - 11.3%
Beijing Dabeinong Technology Group Co. Ltd., Class A	20,600	10,312
Foshan Haitian Flavouring & Food Co. Ltd., Class A	10,326	103,531
Henan Shuanghui Investment & Development Co. Ltd., Class A	12,900	43,994
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	27,913	98,871
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	6,924	116,881
Kweichow Moutai Co. Ltd., Class A	5,777	557,389
Luzhou Laojiao Co. Ltd., Class A	6,800	42,888
Muyuan Foodstuff Co. Ltd., Class A	7,910	26,582
New Hope Liuhe Co. Ltd., Class A	18,472	16,384
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	3,900	27,000
Tongwei Co. Ltd., Class A	18,100	16,955
Tsingtao Brewery Co. Ltd., Class A	3,200	16,019
Wuliangye Yibin Co. Ltd., Class A	17,900	162,177
Yonghui Superstores Co. Ltd., Class A	43,766	49,134

		1,288,117

Energy - 3.0%
China Petroleum & Chemical Corp., Class A	116,750	116,885
China Shenhua Energy Co. Ltd., Class A	20,100	54,397
Offshore Oil Engineering Co. Ltd., Class A	20,700	18,179

PetroChina Co. Ltd., Class A	74,128	87,234
Shaanxi Coal Industry Co. Ltd., Class A	31,100	34,095
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	14,200	16,607
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	14,300	13,772

		341,169

Financials - 33.5%
Agricultural Bank of China Ltd., Class A	342,217	181,825
Anxin Trust Co. Ltd., Class A	25,880	20,796
Avic Capital Co. Ltd., Class A	39,910	25,936
Bank of Beijing Co. Ltd., Class A	96,414	82,272
Bank of China Ltd., Class A	225,712	117,281
Bank of Communications Co. Ltd., Class A	180,138	148,179
Bank of Guiyang Co. Ltd., Class A	10,400	18,115
Bank of Hangzhou Co. Ltd., Class A	24,540	28,807
Bank of Jiangsu Co. Ltd., Class A	52,261	48,114
Bank of Nanjing Co. Ltd., Class A	40,100	43,257
Bank of Ningbo Co. Ltd., Class A	23,200	56,980
Bank of Shanghai Co. Ltd., Class A	50,071	85,820
Changjiang Securities Co. Ltd., Class A	25,900	19,144
China CITIC Bank Corp. Ltd., Class A	27,100	23,680
China Construction Bank Corp., Class A	45,300	45,618
China Everbright Bank Co. Ltd., Class A	182,431	99,599
China Life Insurance Co. Ltd., Class A	13,000	42,052
China Merchants Bank Co. Ltd., Class A	94,843	392,721
China Merchants Securities Co. Ltd., Class A	26,032	49,914
China Minsheng Banking Corp. Ltd., Class A	162,571	142,057
China Pacific Insurance Group Co. Ltd., Class A	28,877	138,466
CITIC Securities Co. Ltd., Class A	45,055	105,382
Dongxing Securities Co. Ltd., Class A	10,400	15,222
Everbright Securities Co. Ltd., Class A	17,337	26,416
First Capital Securities Co. Ltd., Class A	16,800	12,762
Founder Securities Co. Ltd., Class A	38,800	33,847
GF Securities Co. Ltd., Class A	27,000	53,312
Guosen Securities Co. Ltd., Class A	19,400	23,852
Guotai Junan Securities Co. Ltd., Class A	34,251	73,294
Guoyuan Securities Co. Ltd., Class A	15,600	15,184
Haitong Securities Co. Ltd., Class A	36,214	45,426
Huaan Securities Co. Ltd., Class A	18,000	13,647
Huatai Securities Co. Ltd., Class A*	29,880	67,177
Huaxia Bank Co. Ltd., Class A	58,498	66,357
Hubei Biocause Pharmaceutical Co. Ltd., Class A	19,400	18,088
Industrial & Commercial Bank of China Ltd., Class A	247,789	197,300
Industrial Bank Co. Ltd., Class A	95,385	210,536
Industrial Securities Co. Ltd., Class A	31,100	20,621
New China Life Insurance Co. Ltd., Class A	9,564	64,184
Orient Securities Co. Ltd., Class A	26,851	34,507
Ping An Bank Co. Ltd., Class A	78,866	116,935
Ping An Insurance Group Co. of China Ltd., Class A	49,809	459,152
SDIC Capital Co. Ltd., Class A	9,100	11,708
Shanghai Pudong Development Bank Co. Ltd., Class A	134,757	203,750

Shanxi Securities Co. Ltd., Class A	13,000	12,064
Shenwan Hongyuan Group Co. Ltd., Class A	84,495	55,158
Sinolink Securities Co. Ltd., Class A	14,200	14,071
SooChow Securities Co. Ltd., Class A	14,200	13,219
Western Securities Co. Ltd., Class A	16,800	19,426

		3,813,230

Health Care - 6.2%
Beijing Tongrentang Co. Ltd., Class A	6,500	30,426
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	4,375	16,854
Dong-E-E-Jiao Co. Ltd., Class A	3,000	20,550
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	6,500	33,565
Huadong Medicine Co. Ltd., Class A	6,750	44,440
Jiangsu Hengrui Medicine Co. Ltd., Class A	16,910	163,727
Jointown Pharmaceutical Group Co. Ltd., Class A	9,000	20,168
Kangmei Pharmaceutical Co. Ltd., Class A	22,756	69,379
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	14,660	35,469
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	3,976	15,707
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	9,400	40,175
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	9,100	28,331
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	3,900	16,720
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	6,500	26,772
Tasly Pharmaceutical Group Co. Ltd., Class A	6,920	22,384
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	9,500	24,097
Yunnan Baiyao Group Co. Ltd., Class A	4,770	55,575
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,800	42,163

		706,502

Industrials - 12.4%
AECC Aviation Power Co. Ltd., Class A	10,400	35,909
Air China Ltd., Class A	21,200	24,110
AVIC Aircraft Co. Ltd., Class A	13,000	29,113
AVIC Shenyang Aircraft Co. Ltd., Class A*	4,200	22,119
China Avionics Systems Co. Ltd., Class A	7,100	13,375
China Communications Construction Co. Ltd., Class A	12,900	23,677
China Eastern Airlines Corp. Ltd., Class A	38,800	32,825
China Gezhouba Group Co. Ltd., Class A	22,000	22,830
China International Marine Containers Group Co. Ltd., Class A	5,360	8,779
China National Chemical Engineering Co. Ltd., Class A	23,300	22,679
China Nuclear Engineering Corp. Ltd., Class A	7,800	8,871
China Railway Construction Corp. Ltd., Class A	52,794	81,910
China Southern Airlines Co. Ltd., Class A	33,600	33,196
China Spacesat Co. Ltd., Class A	5,200	13,685
China State Construction Engineering Corp. Ltd., Class A	192,811	152,395
COSCO SHIPPING Development Co. Ltd., Class A*	37,400	12,645
COSCO SHIPPING Holdings Co. Ltd., Class A*	36,200	21,671
CRRC Corp. Ltd., Class A	92,944	111,417
Daqin Railway Co. Ltd., Class A	68,113	86,037
Fangda Carbon New Material Co. Ltd., Class A	8,193	27,222
Guangshen Railway Co. Ltd., Class A	27,100	15,073

Han’s Laser Technology Industry Group Co. Ltd., Class A	4,900	31,327
Jihua Group Corp. Ltd., Class A	16,871	9,408
Luxshare Precision Industry Co. Ltd., Class A	19,370	52,734
Metallurgical Corp. of China Ltd., Class A	81,014	42,451
NARI Technology Co. Ltd., Class A	20,800	48,924
Ningbo Zhoushan Port Co. Ltd., Class A	26,392	15,645
Power Construction Corp. of China Ltd., Class A	47,900	37,649
Sany Heavy Industry Co. Ltd., Class A	36,150	47,621
Shanghai Electric Group Co. Ltd., Class A	34,600	25,271
Shanghai International Airport Co. Ltd., Class A	4,395	35,304
Shanghai International Port Group Co. Ltd., Class A	32,400	26,604
Shanghai Tunnel Engineering Co. Ltd., Class A	14,300	12,600
Spring Airlines Co. Ltd., Class A	3,400	16,577
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	11,800	16,201
TBEA Co. Ltd., Class A	16,081	15,864
Tus-Sound Environmental Resources Co. Ltd., Class A	6,500	13,005
Weichai Power Co. Ltd., Class A	28,500	33,372
XCMG Construction Machinery Co. Ltd., Class A	33,600	20,114
Xiamen C & D, Inc., Class A	13,000	15,831
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	13,179	23,476
Zhejiang Chint Electrics Co. Ltd., Class A	9,817	32,747
Zhengzhou Yutong Bus Co. Ltd., Class A	10,400	23,062
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	27,550	15,606

		1,410,931

Information Technology - 7.8%
Aisino Corp., Class A	8,496	35,254
Beijing Shiji Information Technology Co. Ltd., Class A	3,900	20,436
BOE Technology Group Co. Ltd., Class A	155,102	77,414
DHC Software Co. Ltd., Class A	14,300	18,021
Dongxu Optoelectronic Technology Co. Ltd., Class A	25,900	20,319
Focus Media Information Technology Co. Ltd., Class A	56,123	70,564
Giant Network Group Co. Ltd., Class A	6,500	19,028
GoerTek, Inc., Class A	15,500	20,146
Guangzhou Haige Communications Group, Inc. Co., Class A	11,300	13,314
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	42,400	195,179
Hengtong Optic-electric Co. Ltd., Class A	9,100	31,381
Hundsun Technologies, Inc., Class A	2,800	21,860
Iflytek Co. Ltd., Class A	9,534	43,609
LONGi Green Energy Technology Co. Ltd., Class A	13,000	25,878
Ninestar Corp., Class A	3,200	11,841
O-film Tech Co. Ltd., Class A	12,900	32,268
Perfect World Co. Ltd., Class A	4,100	14,871
Sanan Optoelectronics Co. Ltd., Class A	18,579	44,244
Shanghai 2345 Network Holding Group Co. Ltd., Class A	20,720	13,587
Tianma Microelectronics Co. Ltd., Class A	9,100	15,770
Unisplendour Corp. Ltd., Class A	3,120	20,550
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A	8,000	11,932
Yonyou Network Technology Co. Ltd., Class A	8,700	35,515
Zhejiang Dahua Technology Co. Ltd., Class A	13,500	30,726
ZTE Corp., Class A*	15,700	43,868

		887,575

Materials - 6.0%
Angang Steel Co. Ltd., Class A	19,400	17,406
Anhui Conch Cement Co. Ltd., Class A	18,364	99,802
Baoshan Iron & Steel Co. Ltd., Class A	85,157	98,218
BBMG Corp., Class A	40,000	20,667
China Molybdenum Co. Ltd., Class A	33,600	23,114
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	16,393	24,570
Hengli Petrochemical Co. Ltd., Class A*	9,900	23,619
Hesteel Co. Ltd., Class A	50,400	21,172
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	171,600	37,926
Jiangxi Copper Co. Ltd., Class A	9,344	19,845
Jiangxi Ganfeng Lithium Co. Ltd., Class A	5,200	22,818
Jinduicheng Molybdenum Co. Ltd., Class A	12,900	11,707
Maanshan Iron & Steel Co. Ltd., Class A	28,400	16,212
Qinghai Salt Lake Industry Co. Ltd., Class A*	13,000	16,060
Rongsheng Petro Chemical Co. Ltd., Class A	13,000	21,882
Shandong Gold Mining Co. Ltd., Class A	8,491	28,088
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	15,500	10,459
Sinopec Shanghai Petrochemical Co. Ltd., Class A	23,170	18,652
Tianqi Lithium Corp., Class A	5,200	27,826
Tongling Nonferrous Metals Group Co. Ltd., Class A	50,400	15,713
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,840	28,046
Zhejiang Longsheng Group Co. Ltd., Class A	15,500	23,867
Zhongjin Gold Corp. Ltd., Class A	15,600	15,161
Zijin Mining Group Co. Ltd., Class A	79,397	39,512

		682,342

Real Estate - 5.3%
China Fortune Land Development Co. Ltd., Class A	13,540	49,744
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	30,205	79,579
China Vanke Co. Ltd., Class A	44,696	157,336
Financial Street Holdings Co. Ltd., Class A	14,200	14,466
Future Land Holdings Co. Ltd., Class A	10,400	39,502
Gemdale Corp., Class A	20,622	27,618
Greenland Holdings Corp. Ltd., Class A	36,873	34,757
Jinke Properties Group Co. Ltd., Class A	25,800	19,561
Poly Real Estate Group Co. Ltd., Class A	54,473	97,910
RiseSun Real Estate Development Co. Ltd., Class A	20,700	24,602
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	6,229	9,099
Xinhu Zhongbao Co. Ltd., Class A	41,300	19,102
Youngor Group Co. Ltd., Class A	16,800	17,434
Zhejiang China Commodities City Group Co. Ltd., Class A	25,800	15,445

		606,155

Telecommunication Services - 1.1%
China United Network Communications Ltd., Class A	142,300	116,846
Dr Peng Telecom & Media Group Co. Ltd., Class A	6,500	10,618

		127,464

Utilities - 3.7%
Beijing Capital Co. Ltd., Class A	23,200	13,413
China National Nuclear Power Co. Ltd., Class A	58,684	50,248
China Yangtze Power Co. Ltd., Class A	67,300	155,836
GD Power Development Co. Ltd., Class A	87,700	33,246

Huadian Power International Corp. Ltd., Class A	38,700	21,128
Huaneng Power International, Inc., Class A	23,300	23,941
Hubei Energy Group Co. Ltd., Class A	20,600	12,242
SDIC Power Holdings Co. Ltd., Class A	30,695	33,112
Shenergy Co. Ltd., Class A	21,900	16,220
Shenzhen Energy Group Co. Ltd., Class A	15,500	11,820
Sichuan Chuantou Energy Co. Ltd., Class A	20,700	24,572
Zhejiang Zheneng Electric Power Co. Ltd., Class A	42,700	30,499

		426,277

TOTAL COMMON STOCKS (Cost $12,024,565)		11,350,847

EXCHANGE-TRADED FUND - 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF (b) (Cost $4,682)	175	4,329

TOTAL INVESTMENTS - 99.6% (Cost $12,029,247)		$11,355,176
Other assets and liabilities, net - 0.4%		41,202

NET ASSETS - 100.0%		$11,396,378

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
EXCHANGE-TRADED FUND — 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF (b)	2,048,942	12,014	(2,066,785)	326,789	(316,631)	28	—	175	4,329
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (c)(d)	75,000	—	(75,000)	—	—	102	—	—	—

	2,123,942	12,014	(2,141,785)	326,789	(316,631)	130	–	175	4,329

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018.

At August 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(e)
SGX FTSE China A50 Index Futures	USD	3	$34,665	$33,810	9/27/2018	$(855)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2018.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$11,347,406	$—	$3,441	$11,350,847
Exchange-Traded Fund	4,329	—	—	4,329

TOTAL	$11,351,735	$—	$3,441	$11,355,176

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(855)	$—	$—	$(855)

TOTAL	$(855)	$—	$—	$(855)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Harvest CSI 300 China A-Shares ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.7%
Consumer Discretionary - 10.5%
Beijing Enlight Media Co. Ltd., Class A	438,700	$518,694
BYD Co. Ltd., Class A	465,682	3,025,893
China Film Co. Ltd., Class A	373,100	710,500
China Grand Automotive Services Co. Ltd., Class A	1,225,798	1,110,722
China International Travel Service Corp. Ltd., Class A	492,786	4,563,187
China Shipbuilding Industry Group Power Co. Ltd., Class A	439,425	1,220,206
Chinese Universe Publishing and Media Co. Ltd., Class A	283,411	447,338
Chongqing Changan Automobile Co. Ltd., Class A	978,956	1,000,081
CITIC Guoan Information Industry Co. Ltd., Class A	1,384,200	882,023
Fuyao Glass Industry Group Co. Ltd., Class A	710,840	2,640,840
Great Wall Motor Co. Ltd., Class A	606,711	630,443
Gree Electric Appliances, Inc. of Zhuhai, Class A*	2,440,535	13,892,718
Guangzhou Automobile Group Co. Ltd., Class A	317,830	483,084
Hangzhou Robam Appliances Co. Ltd., Class A	239,684	770,649
Heilan Home Co. Ltd., Class A	905,518	1,318,109
Huayi Brothers Media Corp., Class A	840,553	663,366
Huayu Automotive Systems Co. Ltd., Class A	797,550	2,381,338
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A*	783,530	517,593
Kuang-Chi Technologies Co. Ltd., Class A	222,769	310,597
Liaoning Cheng Da Co. Ltd., Class A	613,678	1,223,347
Midea Group Co. Ltd., Class A	2,338,911	14,220,071
Nanjing Xinjiekou Department Store Co. Ltd., Class A	282,008	441,001
Oppein Home Group, Inc., Class A	62,963	881,271
Qingdao Haier Co. Ltd., Class A	1,854,219	4,035,064
SAIC Motor Corp. Ltd., Class A	1,772,731	7,552,246
Shanghai Oriental Pearl Group Co. Ltd., Class A	862,848	1,249,691
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,664,148	1,527,377
Songcheng Performance Development Co. Ltd., Class A	365,224	1,199,381
Suning.com Co. Ltd., Class A	1,884,806	3,410,217
Suofeiya Home Collection Co. Ltd., Class A	320,214	1,072,161
TCL Corp., Class A	5,495,123	2,288,848
Wanda Film Holding Co. Ltd., Class A (a)	206,104	850,309
Wanxiang Qianchao Co. Ltd., Class A	688,129	613,472
Wuchan Zhongda Group Co. Ltd., Class A	862,830	629,246
Xiamen Intretech, Inc., Class A	49,200	319,403
Zhejiang Century Huatong Group Co. Ltd., Class A (a)	112,804	430,689
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	661,932	678,150

		79,709,325

Consumer Staples - 8.5%
Beijing Dabeinong Technology Group Co. Ltd., Class A	1,088,013	543,820
Foshan Haitian Flavouring & Food Co. Ltd., Class A	415,670	4,161,347
Henan Shuanghui Investment & Development Co. Ltd., Class A	501,719	1,708,485
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,087,884	10,921,218
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	305,465	5,148,710
Kweichow Moutai Co. Ltd., Class A	255,446	24,609,593
Luzhou Laojiao Co. Ltd., Class A	369,899	2,329,455
Muyuan Foodstuff Co. Ltd., Class A	317,220	1,064,454
New Hope Liuhe Co. Ltd., Class A	1,071,246	948,760
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	131,683	910,302
Tongwei Co. Ltd., Class A	975,323	912,270
Wuliangye Yibin Co. Ltd., Class A	981,662	8,880,703
Yonghui Superstores Co. Ltd., Class A	1,929,843	2,163,277

		64,302,394

Energy - 2.5%
China Coal Energy Co. Ltd., Class A	918,510	672,537
China Oilfield Services Ltd., Class A	299,128	450,287
China Petroleum & Chemical Corp., Class A	5,304,915	5,303,093

China Petroleum Engineering Corp.	844,300	581,182
China Shenhua Energy Co. Ltd., Class A	1,004,473	2,714,375
Offshore Oil Engineering Co. Ltd., Class A	1,107,683	971,318
PetroChina Co. Ltd., Class A	3,265,772	3,837,397
Shaanxi Coal Industry Co. Ltd., Class A	2,028,183	2,220,157
Shanxi Meijin Energy Co. Ltd., Class A*	620,800	322,088
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	791,901	761,538
Wintime Energy Co. Ltd., Class A*(a)	2,195,285	530,313
Yanzhou Coal Mining Co. Ltd., Class A	441,644	721,620

		19,085,905

Financials - 34.0%
Agricultural Bank of China Ltd., Class A	19,417,700	10,301,468
Anxin Trust Co. Ltd., Class A	1,098,880	881,693
Avic Capital Co. Ltd., Class A	2,255,370	1,463,509
Bank of Beijing Co. Ltd., Class A	7,471,204	6,365,813
Bank of Chengdu Co. Ltd., Class A	195,700	255,123
Bank of China Ltd., Class A	10,684,400	5,543,362
Bank of Communications Co. Ltd., Class A	13,907,410	11,422,924
Bank of Guiyang Co. Ltd., Class A	700,100	1,217,592
Bank of Hangzhou Co. Ltd., Class A	1,033,071	1,210,875
Bank of Jiangsu Co. Ltd., Class A	3,497,200	3,214,888
Bank of Nanjing Co. Ltd., Class A	3,003,783	3,235,421
Bank of Ningbo Co. Ltd., Class A	1,275,329	3,127,584
Bank of Shanghai Co. Ltd., Class A	2,771,696	4,743,481
Bohai Capital Holding Co. Ltd., Class A	947,700	491,693
Caitong Securities Co. Ltd., Class A	194,700	279,999
Changjiang Securities Co. Ltd., Class A	1,946,269	1,436,445
China CITIC Bank Corp. Ltd., Class A	1,554,401	1,356,226
China Construction Bank Corp., Class A	3,862,728	3,883,982
China Everbright Bank Co. Ltd., Class A	8,087,187	4,408,604
China Galaxy Securities Co. Ltd., Class A	653,000	705,265
China Life Insurance Co. Ltd., Class A	845,580	2,731,126
China Merchants Bank Co. Ltd., Class A	5,235,634	21,646,961
China Merchants Securities Co. Ltd., Class A	1,151,527	2,204,653
China Minsheng Banking Corp. Ltd., Class A	14,356,351	12,526,020
China Pacific Insurance Group Co. Ltd., Class A	1,591,713	7,620,850
CITIC Securities Co. Ltd., Class A	3,996,495	9,333,634
Dongxing Securities Co. Ltd., Class A	699,954	1,022,973
East Money Information Co. Ltd., Class A	1,828,948	3,392,014
Everbright Securities Co. Ltd., Class A	980,183	1,491,258
First Capital Securities Co. Ltd., Class A	1,069,480	811,213
Founder Securities Co. Ltd., Class A	2,069,242	1,802,405
GF Securities Co. Ltd., Class A	1,499,703	2,956,732
Guosen Securities Co. Ltd., Class A	1,244,501	1,527,810
Guotai Junan Securities Co. Ltd., Class A	1,888,930	4,036,063
Guoyuan Securities Co. Ltd., Class A	1,019,702	991,037
Haitong Securities Co. Ltd., Class A	4,093,407	5,126,966
Hithink RoyalFlush Information Network Co. Ltd., Class A	111,319	605,699
Huaan Securities Co. Ltd., Class A	910,643	689,402
Huatai Securities Co. Ltd., Class A*	1,653,473	3,711,787
Huaxia Bank Co. Ltd., Class A	3,253,260	3,684,810
Hubei Biocause Pharmaceutical Co. Ltd., Class A	741,700	690,498
Industrial & Commercial Bank of China Ltd., Class A	10,949,384	8,705,291
Industrial Bank Co. Ltd., Class A	6,327,197	13,944,643
Industrial Securities Co. Ltd., Class A	2,346,188	1,553,301
New China Life Insurance Co. Ltd., Class A	420,924	2,820,575
Orient Securities Co. Ltd., Class A	1,805,712	2,317,062
Pacific Securities Co. Ltd., Class A	3,440,533	1,136,394
Ping An Bank Co. Ltd., Class A	4,358,412	6,452,566

Ping An Insurance Group Co. of China Ltd., Class A	5,497,319	50,599,743
SDIC Capital Co. Ltd., Class A	425,417	546,511
Shanghai Pudong Development Bank Co. Ltd., Class A	5,945,485	8,975,989
Shanxi Securities Co. Ltd., Class A	853,080	790,449
Shenwan Hongyuan Group Co. Ltd., Class A	3,428,356	2,234,681
Sinolink Securities Co. Ltd., Class A	1,074,256	1,062,897
SooChow Securities Co. Ltd., Class A	1,209,028	1,123,797
Southwest Securities Co. Ltd., Class A	1,432,632	764,226
Western Securities Co. Ltd., Class A	890,495	1,028,143
Zheshang Securities Co. Ltd., Class A	190,500	186,258

		258,392,384

Health Care - 6.5%
Aier Eye Hospital Group Co. Ltd., Class A	482,662	2,212,852
Beijing Tongrentang Co. Ltd., Class A	282,458	1,320,162
China Reform Health Management and Services Group Co. Ltd., Class A*	362,398	1,047,098
Chongqing Zhifei Biological Products Co. Ltd., Class A	241,800	1,473,625
Dong-E-E-Jiao Co. Ltd., Class A	233,896	1,599,791
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	291,223	1,501,582
Huadong Medicine Co. Ltd., Class A	369,622	2,429,808
Hualan Biological Engineering, Inc., Class A	286,203	1,425,086
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,114,867	10,778,235
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	472,270	1,131,954
Kangmei Pharmaceutical Co. Ltd., Class A	1,505,385	4,582,807
Lepu Medical Technology Beijing Co. Ltd., Class A	540,056	2,482,299
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	633,171	1,529,638
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	226,780	894,545
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	505,996	2,159,358
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	586,780	1,824,053
Shanghai RAAS Blood Products Co. Ltd., Class A (a)	461,372	1,279,524
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	209,842	898,269
Tasly Pharmaceutical Group Co. Ltd., Class A	463,618	1,497,433
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	724,313	1,834,508
Yunnan Baiyao Group Co. Ltd., Class A	263,591	3,066,467
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	160,405	2,411,812

		49,380,906

Industrials - 13.3%
AECC Aviation Power Co. Ltd., Class A	464,434	1,601,203
Air China Ltd., Class A	1,506,898	1,711,196
AVIC Aircraft Co. Ltd., Class A	708,148	1,583,471
AVIC Helicopter Co. Ltd., Class A	148,858	820,831
Beijing New Building Materials PLC, Class A	426,048	1,120,794
Beijing Orient Landscape & Environment Co. Ltd., Class A	677,425	1,134,594
Beijing Originwater Technology Co. Ltd., Class A	951,878	1,556,705
China Avionics Systems Co. Ltd., Class A	260,256	489,524
China Communications Construction Co. Ltd., Class A	773,240	1,417,119
China Eastern Airlines Corp. Ltd., Class A	1,984,765	1,676,609
China Gezhouba Group Co. Ltd., Class A	1,391,543	1,441,908
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	285,254	344,355
China National Chemical Engineering Co. Ltd., Class A	987,757	959,990
China Nuclear Engineering Corp. Ltd., Class A	402,900	457,523
China Railway Construction Corp. Ltd., Class A	2,313,070	3,583,351
China Railway Group Ltd., Class A	2,831,057	2,970,761
China Shipbuilding Industry Co. Ltd., Class A	4,641,194	2,801,396

China Southern Airlines Co. Ltd., Class A	1,765,194	1,741,370
China Spacesat Co. Ltd., Class A	298,958	785,587
China State Construction Engineering Corp. Ltd., Class A	10,628,531	8,388,064
COSCO SHIPPING Development Co. Ltd., Class A*	1,593,400	537,937
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,925,906	1,151,206
CRRC Corp. Ltd., Class A	3,683,193	4,408,625
Daqin Railway Co. Ltd., Class A	3,026,380	3,817,059
Fangda Carbon New Material Co. Ltd., Class A	541,354	1,795,982
Guangshen Railway Co. Ltd., Class A	1,704,750	946,758
Guangzhou Port Co. Ltd., Class A	927,700	676,555
Guoxuan High-Tech Co. Ltd., Class A	348,096	671,024
Hainan Airlines Holding Co. Ltd., Class A	5,841,500	1,741,603
Han’s Laser Technology Industry Group Co. Ltd., Class A	431,019	2,751,527
Jiangsu Guoxin Corp. Ltd., Class A*	261,042	268,583
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	928,033	828,703
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,243,443	1,631,913
Jihua Group Corp. Ltd., Class A	889,896	495,518
Luxshare Precision Industry Co. Ltd., Class A	1,252,966	3,406,018
Metallurgical Corp. of China Ltd., Class A	2,707,200	1,416,440
NARI Technology Co. Ltd., Class A	919,724	2,160,071
Ningbo Zhoushan Port Co. Ltd., Class A	1,991,701	1,178,892
Power Construction Corp. of China Ltd., Class A	2,308,696	1,811,906
Sany Heavy Industry Co. Ltd., Class A	2,339,989	3,077,875
SF Holding Co. Ltd., Class A	130,400	767,266
Shanghai Construction Group Co. Ltd., Class A	2,241,411	995,840
Shanghai Electric Group Co. Ltd., Class A	1,787,657	1,303,705
Shanghai International Airport Co. Ltd., Class A	488,450	3,917,679
Shanghai International Port Group Co. Ltd., Class A	1,516,153	1,243,085
Shanghai Tunnel Engineering Co. Ltd., Class A	954,294	839,602
Shenzhen Inovance Technology Co. Ltd., Class A	502,901	1,916,101
Siasun Robot & Automation Co. Ltd., Class A	548,767	1,306,483
Spring Airlines Co. Ltd., Class A	134,527	654,906
STO Express Co. Ltd., Class A	160,600	388,218
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	795,945	1,091,141
TBEA Co. Ltd., Class A	1,871,989	1,843,987
Tus-Sound Environmental Resources Co. Ltd., Class A	361,068	721,360
Weichai Power Co. Ltd., Class A	2,451,292	2,866,023
XCMG Construction Machinery Co. Ltd., Class A	2,377,626	1,421,221
Xiamen C & D, Inc., Class A	716,781	871,574
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,025,626	1,824,208
YTO Express Group Co. Ltd., Class A	173,534	304,088
Zhejiang Chint Electrics Co. Ltd., Class A	431,035	1,435,660
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	426,200	782,967
Zhengzhou Yutong Bus Co. Ltd., Class A	668,306	1,479,731
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,253,756	1,274,714

		100,610,105

Information Technology - 8.2%
360 Security Technology, Inc., Class A	199,000	708,185
Aisino Corp., Class A	558,607	2,314,484
Beijing Shiji Information Technology Co. Ltd., Class A	165,940	868,218
Beijing Xinwei Technology Group Co. Ltd., Class A*(a)	500,044	804,897
BOE Technology Group Co. Ltd., Class A	12,023,374	5,992,050
Chaozhou Three-Circle Group Co. Ltd., Class A	530,399	1,870,487
DHC Software Co. Ltd., Class A	953,308	1,199,585
Dongxu Optoelectronic Technology Co. Ltd., Class A	1,932,917	1,514,163
Fiberhome Telecommunication Technologies Co. Ltd., Class A	285,695	1,205,436
Focus Media Information Technology Co. Ltd., Class A	3,721,850	4,672,472
Giant Network Group Co. Ltd., Class A	307,899	899,980
GoerTek, Inc., Class A	977,761	1,268,938

Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,872,166	8,605,176
Hengtong Optic-electric Co. Ltd., Class A	675,689	2,326,573
Hundsun Technologies, Inc., Class A	247,333	1,928,101
Iflytek Co. Ltd., Class A	739,579	3,377,764
Lens Technology Co. Ltd., Class A	406,659	699,523
LONGi Green Energy Technology Co. Ltd., Class A	990,675	1,969,087
O-film Tech Co. Ltd., Class A	959,577	2,396,717
Perfect World Co. Ltd., Class A	199,602	722,871
Sanan Optoelectronics Co. Ltd., Class A	1,240,550	2,949,827
Shenzhen Goodix Technology Co. Ltd., Class A	49,100	531,160
Shenzhen Sunway Communication Co. Ltd., Class A	403,850	2,013,834
Tsinghua Tongfang Co. Ltd., Class A	898,451	1,248,733
Unisplendour Corp. Ltd., Class A	108,940	716,465
Wangsu Science & Technology Co. Ltd., Class A	733,138	1,060,757
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A	427,889	637,235
Yonyou Network Technology Co. Ltd., Class A	479,885	1,956,052
Zhejiang Dahua Technology Co. Ltd., Class A	881,688	2,003,734
ZTE Corp., Class A*	1,210,417	3,377,035

		61,839,539

Materials - 7.3%
Aluminum Corp. of China Ltd., Class A*	3,319,452	1,959,939
Angang Steel Co. Ltd., Class A	924,122	827,912
Anhui Conch Cement Co. Ltd., Class A	1,020,933	5,540,091
Baiyin Nonferrous Group Co. Ltd., Class A	402,000	230,895
Baoshan Iron & Steel Co. Ltd., Class A	4,515,454	5,200,228
BBMG Corp., Class A	1,683,200	868,370
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	598,746	1,186,580
Beijing Shougang Co. Ltd., Class A*	796,217	492,228
China Hainan Rubber Industry Group Co. Ltd., Class A*(a)	494,400	406,338
China Jushi Co. Ltd., Class A	1,069,385	1,641,036
China Molybdenum Co. Ltd., Class A	1,154,990	793,361
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,095,818	1,639,959
Hengli Petrochemical Co. Ltd., Class A*	383,969	914,699
Hesteel Co. Ltd., Class A	2,134,135	895,156
Hoshine Silicon Industry Co. Ltd., Class A	42,553	364,437
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	6,894,807	1,521,576
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,698,470	779,439
Jiangsu Bicon Pharmaceutical Listed Co., Class A (a)	118,455	436,121
Jiangxi Copper Co. Ltd., Class A	527,695	1,119,039
Jiangxi Ganfeng Lithium Co. Ltd., Class A	404,274	1,771,341
Jinduicheng Molybdenum Co. Ltd., Class A	486,704	441,013
Kangde Xin Composite Material Group Co. Ltd., Class A*(a)	836,578	1,869,269
Kingenta Ecological Engineering Group Co. Ltd., Class A	791,721	770,622
Lomon Billions Group Co. Ltd., Class A	306,051	600,710
Minmetals Capital Co. Ltd., Class A*	259,000	290,707
Qinghai Salt Lake Industry Co. Ltd., Class A*	707,309	872,461
Rongsheng Petro Chemical Co. Ltd., Class A	631,850	1,061,956
Shandong Gold Mining Co. Ltd., Class A	376,464	1,243,445
Shandong Nanshan Aluminum Co. Ltd., Class A	2,792,600	1,106,045
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,261,307	849,800
Sinopec Shanghai Petrochemical Co. Ltd., Class A	735,350	591,088
Tianqi Lithium Corp., Class A	349,751	1,868,787
Tongling Nonferrous Metals Group Co. Ltd., Class A	3,190,820	993,291
Wanhua Chemical Group Co. Ltd., Class A	831,580	5,991,639
Xiamen Tungsten Co. Ltd., Class A	426,299	848,567

Zhejiang Huayou Cobalt Co. Ltd., Class A	250,440	1,826,413
Zhejiang Longsheng Group Co. Ltd., Class A	1,326,740	2,039,841
Zhongjin Gold Corp. Ltd., Class A	863,916	838,367
Zijin Mining Group Co. Ltd., Class A	5,263,251	2,615,338

		55,308,104

Real Estate - 4.5%
Beijing Capital Development Co. Ltd., Class A	653,286	646,378
China Fortune Land Development Co. Ltd., Class A	602,741	2,211,053
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,208,038	3,177,956
China Vanke Co. Ltd., Class A	2,469,773	8,680,941
Financial Street Holdings Co. Ltd., Class A	602,815	613,180
Future Land Holdings Co. Ltd., Class A	465,661	1,766,045
Gemdale Corp., Class A	1,139,911	1,524,357
Greenland Holdings Corp. Ltd., Class A	1,852,034	1,743,129
Poly Real Estate Group Co. Ltd., Class A	3,604,824	6,469,596
Red Star Macalline Group Corp. Ltd., Class A	164,416	315,983
RiseSun Real Estate Development Co. Ltd., Class A	881,520	1,046,124
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	368,019	821,843
Xinhu Zhongbao Co. Ltd., Class A	2,169,846	1,002,099
Yango Group Co. Ltd., Class A	827,197	731,407
Youngor Group Co. Ltd., Class A	1,264,520	1,310,288
Zhejiang China Commodities City Group Co. Ltd., Class A	1,377,514	823,406
Zhongtian Financial Group Co. Ltd., Class A (a)	1,379,250	890,520

		33,774,305

Telecommunication Services - 0.7%
China United Network Communications Ltd., Class A	4,721,363	3,871,016
Dr Peng Telecom & Media Group Co. Ltd., Class A	722,579	1,178,540

		5,049,556

Utilities - 2.7%
Beijing Capital Co. Ltd., Class A	1,213,012	700,256
China National Nuclear Power Co. Ltd., Class A	2,353,600	2,012,256
China Yangtze Power Co. Ltd., Class A	3,341,103	7,724,868
Datang International Power Generation Co. Ltd., Class A	1,256,400	571,061
GD Power Development Co. Ltd., Class A	5,978,900	2,263,163
Huaneng Lancang River Hydropower, Inc., Class A	906,700	375,012
Huaneng Power International, Inc., Class A	2,131,599	2,186,943
SDIC Power Holdings Co. Ltd., Class A	2,067,750	2,227,205
Sichuan Chuantou Energy Co. Ltd., Class A	1,104,006	1,308,540
Zhejiang Zheneng Electric Power Co. Ltd., Class A	2,055,400	1,465,922

		20,835,226

TOTAL COMMON STOCKS (Cost $770,601,220)		748,287,749

TOTAL INVESTMENTS - 98.7% (Cost $770,601,220)		$748,287,749
Other assets and liabilities, net - 1.3%		9,832,857

NET ASSETS - 100.0%		$758,120,606

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$740,789,769	$—	$7,497,980	$748,287,749

TOTAL	$740,789,769	$—	$7,497,980	$748,287,749

(c)	See Schedule of Investments for additional detailed categorizations.

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2018	$21,357,780
Purchases	46,854
Sales	(454,143)
Realized gain (loss)	(120,640)
Change in unrealized gain (loss)	(2,208,936)
Transfers into Level 3 (c)	4,886,579
Transfer out of Level 3 (c)	(16,009,514)
Balance at August 31, 2018	7,497,980
Change in unrealized gain (loss) related to investments still held at August 31, 2018	(2,208,936)

(c)

During the period ended August 31, 2018, the amount of transfers between Level 1 and Level 3 was $ 4,886,579 and between Level 3 and Level 1 was $ 16,009,514. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 8/31/2018	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$1,280,998	Market Approach	Last traded price adjusted for proxy
Common Stock: Energy	530,313	Market Approach	Last traded price adjusted for proxy
Common Stock: Health Care	1,279,524	Market Approach	Last traded price adjusted for proxy
Common Stock: Information Technology	804,897	Market Approach	Last traded price adjusted for proxy
Common Stock: Materials	2,711,728	Market Approach	Last traded price adjusted for proxy
Common Stock: Real Estate	890,520	Market Approach	Last traded price adjusted for proxy

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -20% to -1% with a weighted average range of approximately -10%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.7%
Consumer Discretionary - 11.4%
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	59,800	$42,737
Anhui Xinhua Media Co. Ltd., Class A	26,300	28,290
Anhui Zhongding Sealing Parts Co. Ltd., Class A	33,500	56,499
Anhui Zotye Automobile Co. Ltd., Class A	26,900	22,173
Beijing Gehua CATV Network Co. Ltd., Class A	31,500	43,735
Beijing HualuBaina Film & TV Co. Ltd., Class A	19,000	15,884
Beiqi Foton Motor Co. Ltd., Class A	211,200	57,720
Besttone Holdings Co. Ltd., Class A	14,100	19,495
BTG Hotels Group Co. Ltd., Class A	21,600	58,148
Changjiang Publishing & Media Co. Ltd., Class A	28,500	24,450
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	5,900	21,194
China CYTS Tours Holding Co. Ltd., Class A	26,200	58,815
China South Publishing & Media Group Co. Ltd., Class A	31,700	54,205
Chongqing Department Store Co. Ltd., Class A	11,300	47,397
Chongqing Sokon Industry Group Co. Ltd., Class A	8,200	20,373
Chongqing Zongshen Power Machinery Co. Ltd., Class A	31,880	21,060
Dashang Co. Ltd., Class A	6,600	27,625
DongFeng Automobile Co. Ltd., Class A	39,100	22,115
Eastern Gold Jade Co. Ltd., Class A*(a)	26,500	29,302
Eastern Pioneer Driving School Co. Ltd., Class A	8,000	16,053
Gansu Gangtai Holding Group Co. Ltd., Class A	20,200	11,898
Global Top E-Commerce Co. Ltd., Class A	27,900	57,493
Guangdong Advertising Group Co. Ltd., Class A*	78,784	34,657
Guangdong Chj Industry Co. Ltd., Class A	19,300	16,896
Guangxi Radio and Television Information Network Corp. Ltd., Class A	52,800	35,034
Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	14,100	14,734
Haima Automobile Group Co. Ltd., Class A*	52,600	21,371
Hang Zhou Great Star Industrial Co. Ltd., Class A*	25,253	37,313
Hisense Electric Co. Ltd., Class A	35,400	51,478
Huizhou Desay Sv Automotive Co. Ltd., Class A	4,800	15,469
Hunan Friendship & Apollo Commercial Co. Ltd., Class A	44,900	27,363
Jason Furniture Hangzhou Co. Ltd., Class A	5,582	40,945
Jiangsu Hongtu High Technology Co. Ltd., Class A (a)	36,100	31,585
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	34,700	30,580
Jinzhou Cihang Group Co. Ltd., Class A*	48,500	19,493
Joyoung Co. Ltd., Class A	13,600	32,855
KingClean Electric Co. Ltd., Class A	3,800	14,906
Leo Group Co. Ltd., Class A	152,095	44,234
Lifan Industry Group Co. Ltd., Class A*	31,000	21,067
Loncin Motor Co. Ltd., Class A	50,250	37,234
Meisheng Cultural & Creative Corp. Ltd., Class A*	16,660	37,984
NanJi E-Commerce Co. Ltd., Class A	55,650	63,032
Nanjing Central Emporium, Class A	26,000	32,489
Ningbo Huaxiang Electronic Co. Ltd., Class A	17,100	27,340
Ningbo Peacebird Fashion Co. Ltd., Class A	2,800	9,191
Ningbo Tuopu Group Co. Ltd., Class A*	10,200	24,761
People.cn Co. Ltd., Class A	25,200	27,401
Rastar Group, Class A	28,400	15,066
Shandong Linglong Tyre Co. Ltd., Class A	21,200	49,574
Shandong Publishing & Media Co. Ltd., Class A	11,900	12,731

Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	7,100	25,475
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	53,000	54,763
Shenzhen Fenda Technology Co. Ltd., Class A	26,462	17,906
Shenzhen Tellus Holding Co. Ltd., Class A*	2,200	8,559
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	31,250	24,480
Sichuan Changhong Electric Co. Ltd., Class A	167,100	66,427
Sichuan Chengfei Integration Technology Corp., Class A*	8,300	21,264
Sinomach Automobile Co. Ltd., Class A (a)	16,350	20,120
Sou Yu Te Group Co. Ltd., Class A	55,124	25,297
UTour Group Co. Ltd., Class A	23,000	30,085
Visual China Group Co. Ltd., Class A	15,700	64,017
Wangfujing Group Co. Ltd., Class A	13,730	32,307
Wasu Media Holding Co. Ltd., Class A	24,300	29,229
Weifu High-Technology Group Co. Ltd., Class A	25,900	72,450
Wuhan Department Store Group Co. Ltd., Class A	17,309	25,879
Wuxi Little Swan Co. Ltd., Class A	10,005	66,458
Xinhua Winshare Publishing and Media Co. Ltd., Class A	7,000	9,493
Xinhuanet Co. Ltd., Class A	9,250	21,224
Yantai Tayho Advanced Materials Co. Ltd., Class A	19,300	33,650
Yihua Lifestyle Technology Co. Ltd., Class A	54,300	44,758
Yotrio Group Co. Ltd., Class A	50,540	21,716
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	28,700	35,737
Zhejiang Huace Film & TV Co. Ltd., Class A	31,900	42,939
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	20,470	37,186
Zhejiang Semir Garment Co. Ltd., Class A	23,700	38,690
Zhejiang Yasha Decoration Co. Ltd., Class A	29,700	22,702

		2,476,255

Consumer Staples - 6.6%
Angel Yeast Co. Ltd., Class A	21,900	86,898
Anhui Gujing Distillery Co. Ltd., Class A	5,100	58,488
Anhui Kouzi Distillery Co. Ltd., Class A	13,700	98,210
Anhui Yingjia Distillery Co. Ltd., Class A	11,300	24,739
Beijing Shunxin Agriculture Co. Ltd., Class A	18,200	112,620
Beijing Yanjing Brewery Co. Ltd., Class A	64,300	56,854
Better Life Commercial Chain Share Co. Ltd., Class A	14,630	19,522
Bright Dairy & Food Co. Ltd., Class A	28,500	40,069
By-health Co. Ltd., Class A	39,600	113,319
Chuying Agro-pastora Group Co. Ltd., Class A (a)	75,900	29,646
COFCO Tunhe Sugar Co. Ltd., Class A	46,300	52,171
Fujian Sunner Development Co. Ltd., Class A*	22,300	55,600
Gansu Yasheng Industrial Group Co. Ltd., Class A	74,000	32,121
Hebei Chengde Lolo Co., Class A	26,641	32,433
Heilongjiang Agriculture Co. Ltd., Class A	32,100	46,211
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	123,820	32,754
Jiangsu King’s Luck Brewery JSC Ltd., Class A	22,600	58,298
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	25,400	106,910
Laobaixing Pharmacy Chain JSC, Class A	3,800	35,488
Opple Lighting Co. Ltd., Class A	6,760	28,019
Shandong Denghai Seeds Co. Ltd., Class A	16,750	15,569
Shanghai Bailian Group Co. Ltd., Class A	35,300	47,050
Shanghai Feilo Acoustics Co. Ltd., Class A	33,000	18,279
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	2,200	16,028
Shanghai Jahwa United Co. Ltd., Class A	14,932	64,225
Shanghai Maling Aquarius Co. Ltd., Class A	30,400	29,145
Shenzhen Agricultural Products Co. Ltd., Class A	32,000	24,085

Tsingtao Brewery Co. Ltd., Class A	15,400	76,974
V V Food & Beverage Co. Ltd., Class A	55,400	24,937

		1,436,662

Energy - 2.5%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	22,600	20,908
China Merchants Energy Shipping Co. Ltd., Class A	109,900	53,164
Datong Coal Industry Co. Ltd., Class A*	39,700	27,154
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	51,800	23,468
Geo-Jade Petroleum Corp., Class A*(a)	47,640	23,269
Guanghui Energy Co. Ltd., Class A	183,440	119,034
Guizhou Panjiang Refined Coal Co. Ltd., Class A	32,500	26,789
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	29,500	36,733
Jizhong Energy Resources Co. Ltd., Class A	47,900	28,843
Oriental Energy Co. Ltd., Class A	43,600	54,481
Shandong Xinchao Energy Corp. Ltd., Class A*	90,300	29,430
Yang Quan Coal Industry Group Co. Ltd., Class A	53,200	44,707
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	21,300	56,812

		544,792

Financials - 2.1%
Guangdong Golden Dragon Development, Inc., Class A	20,400	23,911
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	12,000	12,539
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	49,200	42,568
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	40,000	32,561
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	39,900	33,064
Northeast Securities Co. Ltd., Class A	62,100	55,545
Sealand Securities Co. Ltd., Class A	130,500	64,274
Shaanxi International Trust Co. Ltd., Class A	91,790	37,964
Shanghai AJ Group Co. Ltd., Class A	51,905	66,528
Wuxi Rural Commercial Bank Co. Ltd., Class A	41,800	35,127
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A	29,800	53,700

		457,781

Health Care - 11.6%
Autobio Diagnostics Co. Ltd., Class A	3,700	36,198
Beijing SL Pharmaceutical Co. Ltd., Class A	18,600	94,191
Beijing Tiantan Biological Products Corp. Ltd., Class A	19,950	53,910
Changchun High & New Technology Industry Group, Inc., Class A	6,200	208,753
Chengzhi Co. Ltd., Class A	11,409	23,527
China Animal Husbandry Industry Co. Ltd., Class A	15,160	26,698
China National Accord Medicines Corp. Ltd., Class A	7,000	47,735
China National Medicines Corp. Ltd., Class A	13,900	52,575
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	23,080	53,936
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	17,900	68,855
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	24,738	65,367
Dezhan Healthcare Co. Ltd., Class A*	39,600	46,184
Dian Diagnostics Group Co. Ltd., Class A	12,140	32,220
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	25,100	36,427
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	18,600	26,640
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	38,450	31,581
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	28,100	30,514
Hainan Haiyao Co. Ltd., Class A	42,346	39,423

Harbin Gloria Pharmaceuticals Co. Ltd., Class A	42,050	26,487
Harbin Pharmaceutical Group Co. Ltd., Class A	68,320	37,942
Humanwell Healthcare Group Co. Ltd., Class A	42,900	73,545
Hybio Pharmaceutical Co. Ltd., Class A	21,600	35,167
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	19,248	29,256
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	27,085	74,815
Jiangzhong Pharmaceutical Co. Ltd., Class A	11,628	25,593
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	24,300	19,319
Jinyu Bio-Technology Co. Ltd., Class A	53,304	118,101
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	34,800	50,351
KPC Pharmaceuticals, Inc., Class A*	25,498	26,868
Livzon Pharmaceutical Group, Inc., Class A	12,711	71,298
Mayinglong Pharmaceutical Group Co. Ltd., Class A	13,900	30,614
Pengqi Technology Development Co. Ltd., Class A*	48,400	30,841
Realcan Pharmaceutical Co. Ltd., Class A	46,530	81,128
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	28,404	21,047
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	19,400	31,953
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	16,500	41,404
Shenzhen Neptunus Bioengineering Co. Ltd., Class A	71,750	40,687
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	26,600	49,449
Sichuan Languang Development Co. Ltd., Class A	52,880	41,579
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	82,600	42,976
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	13,662	33,584
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A*	17,000	19,255
Vcanbio Cell & Gene Engineering Corp. Ltd., Class A*	14,100	42,677
Winning Health Technology Group Co. Ltd., Class A	52,019	97,312
Yifan Pharmaceutical Co. Ltd., Class A	27,300	51,110
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	61,440	61,239
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	25,600	44,186
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	33,180	93,832
Zhejiang Medicine Co. Ltd., Class A	25,800	37,895
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	29,950	31,997
Zhuhai Hokai Medical Instruments Co. Ltd., Class A	25,640	21,959

		2,510,200

Industrials - 20.1%
AECC Aero-Engine Control Co. Ltd., Class A	20,200	39,707
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	87,800	41,447
Antong Holdings Co. Ltd., Class A	32,860	43,798
Avic Aviation High-Technology Co. Ltd., Class A*	19,800	16,957
AVIC Electromechanical Systems Co. Ltd., Class A	65,327	75,234
Avic Heavy Machinery Co. Ltd., Class A	24,800	27,981
AVIC Shenyang Aircraft Co. Ltd., Class A*	19,000	99,911
Beijing Changjiu Logistics Corp., Class A	3,760	7,154
Beijing Shouhang Resources Saving Co. Ltd., Class A (a)	52,755	37,362
Beijing SPC Environment Protection Tech Co. Ltd., Class A (a)	25,800	38,353
Beijing Watertek Information Technology Co. Ltd., Class A (a)	36,277	42,213
Bluefocus Intelligent Communications Group Co. Ltd., Class A	57,900	43,579
Camel Group Co. Ltd., Class A	19,700	31,872
Changyuan Group Ltd., Class A	58,540	62,370
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*(a)	11,200	4,481

China Aerospace Times Electronics Co. Ltd., Class A*	99,400	96,024
China Baoan Group Co. Ltd., Class A	97,000	65,495
China CAMC Engineering Co. Ltd., Class A (a)	22,082	39,841
China High-Speed Railway Technology Co. Ltd., Class A	102,100	58,194
China International Marine Containers Group Co. Ltd., Class A	39,100	63,945
China Meheco Co. Ltd., Class A	24,400	60,088
China Railway Hi-tech Industry Co. Ltd., Class A	49,100	75,347
China Railway Tielong Container Logistics Co. Ltd., Class A	42,400	52,486
China XD Electric Co. Ltd., Class A	90,700	45,069
Chongqing Construction Engineering Group Corp. Ltd., Class A	24,100	17,400
CITIC Heavy Industries Co. Ltd., Class A	76,600	30,786
CMST Development Co. Ltd., Class A	49,700	49,611
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	60,600	36,312
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	41,800	21,137
Dalian Port PDA Co. Ltd., Class A	136,920	38,621
Dazhong Transportation Group Co. Ltd., Class A	48,350	27,346
Deppon Logistics Co. Ltd., Class A	4,700	15,916
Dongfang Electric Corp. Ltd., Class A*	49,500	51,726
Dongjiang Environmental Co. Ltd., Class A	21,200	38,079
Eternal Asia Supply Chain Management Ltd., Class A	67,100	59,231
Far East Smarter Energy Co. Ltd., Class A*	40,100	26,607
Foshan Electrical and Lighting Co. Ltd., Class A	29,184	24,995
Fujian Longking Co. Ltd., Class A	33,100	50,311
Galaxy Biomedical Investment Co. Ltd., Class A*	29,500	14,357
Guangdong LY Intelligent Manufacturing Co. Ltd., Class A*	59,900	24,512
Guangxi Liugong Machinery Co. Ltd., Class A	34,900	55,800
Guangzhou Baiyun International Airport Co. Ltd., Class A	45,900	81,907
Guosheng Financial Holding, Inc., Class A	35,187	53,431
Hefei Meiya Optoelectronic Technology, Inc., Class A	12,700	39,200
Henan Pinggao Electric Co. Ltd., Class A	36,000	25,886
Henan Senyuan Electric Co. Ltd., Class A	21,200	44,306
Hongfa Technology Co. Ltd., Class A	20,180	59,929
Hunan Corun New Energy Co. Ltd., Class A*	46,747	27,670
Inner Mongolia First Machinery Group Co. Ltd., Class A	37,400	71,276
Jiangsu Zongyi Co. Ltd., Class A*	36,200	29,944
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	20,700	27,288
Jiangxi Special Electric Motor Co. Ltd., Class A	53,100	59,291
Jinlong Machinery & Electronics Co. Ltd., Class A*	21,300	10,615
Juneyao Airlines Co. Ltd., Class A	23,700	43,643
Keda Clean Energy Co. Ltd., Class A	57,000	47,650
Lanzhou LS Heavy Equipment Co. Ltd., Class A	19,000	13,884
Mesnac Co. Ltd., Class A*	30,800	25,118
Minmetals Development Co. Ltd., Class A*	20,400	22,361
Nanyang Topsec Technologies Group, Inc., Class A	20,200	31,529
Neoglory Prosperity, Inc., Class A (a)	20,350	33,332
North Industries Group Red Arrow Co. Ltd., Class A*	31,047	34,440
North Navigation Control Technology Co. Ltd., Class A	40,400	45,405
Northcom Group Co. Ltd., Class A*	24,600	66,692
Orient Group, Inc., Class A (a)	118,490	62,168
Palm Eco-Town Development Co. Ltd., Class A	41,450	32,955
Pubang Landscape Architecture Co. Ltd., Class A	48,719	19,439
Qingdao TGOOD Electric Co. Ltd., Class A	22,700	40,342
Rizhao Port Co. Ltd., Class A	85,600	38,532

Saurer Intelligent Technology Co. Ltd., Class A	25,700	29,109
Shaanxi J&R Optimum Energy Co. Ltd., Class A*	41,300	12,314
Shandong Hi-speed Co. Ltd., Class A	29,700	18,318
Shanghai Environment Group Co. Ltd., Class A	15,800	33,182
Shanghai M&G Stationery, Inc., Class A	12,100	53,052
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	15,100	33,743
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	16,800	44,563
Shanghai Zhixin Electric Co. Ltd., Class A	32,060	16,493
Shenwu Environmental Technology Co. Ltd., Class A*	26,700	21,774
Shenzhen Airport Co. Ltd., Class A	45,300	53,825
Shenzhen Desay Battery Technology Co., Class A	5,500	21,245
Shenzhen Grandland Group Co. Ltd., Class A	28,700	24,370
Shenzhen Tagen Group Co. Ltd., Class A	34,184	29,326
Shenzhen Techand Ecology & Environment Co. Ltd., Class A (a)	54,450	35,711
Shuangliang Eco-Energy Systems Co. Ltd., Class A	38,700	18,551
Sichuan Road & Bridge Co. Ltd., Class A	84,000	43,827
Sieyuan Electric Co. Ltd., Class A	23,580	50,280
Sinochem International Corp., Class A	47,100	46,946
Sinoma International Engineering Co., Class A	47,650	47,146
Sinotrans Air Transportation Development Co. Ltd., Class A	15,800	46,045
SPIC Yuanda Environmental-Protection Co. Ltd., Class A	18,522	15,430
Sungrow Power Supply Co. Ltd., Class A	45,900	45,750
Suzhou Anjie Technology Co. Ltd., Class A	14,150	30,110
Taihai Manoir Nuclear Equipment Co. Ltd., Class A*	23,800	34,818
Taiyuan Heavy Industry Co. Ltd., Class A*	83,900	29,306
TangShan Port Group Co. Ltd., Class A	135,374	48,274
Tian Di Science & Technology Co. Ltd., Class A	73,100	40,170
TianGuang ZhongMao Co. Ltd., Class A	66,100	23,475
Tianjin Capital Environmental Protection Group Co. Ltd., Class A*	20,000	23,764
Tianjin Port Co. Ltd., Class A	38,200	41,872
Wolong Electric Group Co. Ltd., Class A	28,565	31,269
Xiamen ITG Group Corp. Ltd., Class A	56,448	58,079
Xiangtan Electric Manufacturing Co. Ltd., Class A	30,000	28,937
Xingyuan Environment Technology Co. Ltd., Class A	42,350	20,548
Xinjiang Machinery Research Institute Co. Ltd., Class A	40,400	43,338
Xuji Electric Co. Ltd., Class A	27,300	29,844
Yingkou Port Liability Co. Ltd., Class A	87,800	29,513
Zhefu Holding Group Co. Ltd., Class A	72,200	38,093
Zhejiang Dun’An Artificial Environment Co. Ltd., Class A*(a)	22,200	17,175
Zhejiang Kaishan Compressor Co. Ltd., Class A	15,700	27,259
Zhejiang Wanliyang Co. Ltd., Class A	24,300	35,407
Zhejiang Wanma Co. Ltd., Class A	29,262	22,709
Zhejiang Weiming Environment Protection Co. Ltd., Class A	6,550	24,879
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	40,500	36,521
Zhongji Innolight Co. Ltd., Class A	4,209	28,481
Zhongshan Broad Ocean Motor Co. Ltd., Class A	53,600	33,449

		4,358,178

Information Technology - 19.6%
Accelink Technologies Co. Ltd., Class A	17,000	64,051
Addsino Co. Ltd., Class A*	45,300	54,619
AVIC Jonhon OptronicTechnology Co. Ltd., Class A	18,043	108,907
Beijing Dahao Technology Corp. Ltd., Class A	5,046	10,362

Beijing Jetsen Technology Co. Ltd., Class A	57,700	53,632
Beijing Kunlun Tech Co. Ltd., Class A	25,300	57,017
Beijing Lanxum Technology Co. Ltd., Class A*	30,920	35,881
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	33,219	59,569
Beijing Philisense Technology Co. Ltd., Class A	50,800	41,948
Beijing Sinnet Technology Co. Ltd., Class A	46,000	96,674
Beijing Teamsun Technology Co. Ltd., Class A	48,860	55,270
Beijing Ultrapower Software Co. Ltd., Class A	62,700	35,005
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	38,600	48,177
Bluedon Information Security Technology Co. Ltd., Class A	26,600	28,146
China Greatwall Technology Group Co. Ltd., Class A	79,919	75,220
China National Software & Service Co. Ltd., Class A	14,000	59,745
China TransInfo Technology Co. Ltd., Class A	33,200	59,390
CPT Technology Group Co. Ltd., Class A	61,100	21,789
Dalian Zeus Entertainment Group Co. Ltd., Class A	24,780	24,881
Dawning Information Industry Co. Ltd., Class A	20,300	155,402
Fujian Newland Computer Co. Ltd., Class A	32,040	65,510
G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	24,186
GCI Science & Technology Co. Ltd., Class A	14,800	26,367
GCL System Integration Technology Co. Ltd., Class A*	91,200	62,778
Glodon Co. Ltd., Class A	30,500	132,835
GRG Banking Equipment Co. Ltd., Class A	54,800	44,289
Guangdong East Power Co. Ltd., Class A	42,100	28,857
Guangdong Ellington Electronics Technology Co. Ltd., Class A	13,500	19,138
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	31,700	75,841
Guangzhou Haige Communications Group, Inc. Co., Class A	73,800	86,825
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	2,900	25,600
Guomai Technologies, Inc., Class A	22,100	24,030
Hangzhou First Applied Material Co. Ltd., Class A	4,890	16,208
Hangzhou Lianluo Interactive Information Technology Co. Ltd., Class A*	57,700	42,670
Hangzhou Shunwang Technology Co. Ltd., Class A	19,400	42,500
Hangzhou Silan Microelectronics Co. Ltd., Class A	35,480	59,683
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	37,200	36,644
Hexing Electrical Co. Ltd., Class A	8,670	18,145
HNA Technology Co. Ltd., Class A*(a)	50,700	37,357
Huagong Tech Co. Ltd., Class A	27,300	54,701
Hubei Kaile Science & Technology Co. Ltd., Class A	19,300	56,696
Hytera Communications Corp. Ltd., Class A	39,600	48,036
Inspur Electronic Information Industry Co. Ltd., Class A	35,000	133,660
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	43,000	93,386
Julong Co. Ltd., Class A	12,395	16,412
Kingnet Network Co. Ltd., Class A	47,500	32,697
MLS Co. Ltd., Class A	16,900	44,433
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	124,300	31,791
NAURA Technology Group Co. Ltd., Class A	8,400	63,814
Neusoft Corp., Class A	39,300	69,211
Ninestar Corp., Class A	9,400	34,729
Ningbo Yunsheng Group Co. Ltd., Class A	32,780	23,283
North Electro-Optic Co. Ltd., Class A	9,200	16,390
Ourpalm Co. Ltd., Class A	122,000	70,429
Shanghai 2345 Network Holding Group Co. Ltd., Class A	116,510	76,285
Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A*	45,400	27,602
Shanghai Belling Co. Ltd., Class A	24,600	38,361

Shengyi Technology Co. Ltd., Class A	48,520	77,577
Shennan Circuits Co. Ltd., Class A	3,600	38,397
Shenzhen Aisidi Co. Ltd., Class A	17,600	14,353
Shenzhen Everwin Precision Technology Co. Ltd., Class A	24,680	36,719
Shenzhen Kaifa Technology Co. Ltd., Class A	34,100	30,849
Shenzhen Kinwong Electronic Co. Ltd., Class A	3,500	29,136
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	11,000	28,986
Shenzhen Tat Fook Technology Co. Ltd., Class A*	17,240	28,824
Sinodata Co. Ltd., Class A*	10,900	23,497
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	28,350	67,121
Suzhou Victory Precision Manufacture Co. Ltd., Class A	91,200	43,852
Taiji Computer Corp. Ltd., Class A	11,400	55,564
Talkweb Information System Co. Ltd., Class A	31,700	19,829
Tatwah Smartech Co. Ltd., Class A (a)	26,600	33,748
Telling Telecommunication Holding Co. Ltd., Class A	24,400	29,705
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	80,900	87,967
Tongding Interconnection Information Co. Ltd., Class A	34,600	48,241
Unigroup Guoxin Microelectronics Co. Ltd., Class A	19,200	121,923
United Electronics Co. Ltd., Class A*	17,300	21,921
Venustech Group, Inc., Class A	24,600	65,074
Vtron Group Co. Ltd., Class A	24,900	25,874
Westone Information Industry, Inc., Class A	25,980	78,710
Wuhan Guide Infrared Co. Ltd., Class A	11,100	25,145
Wuhu Token Science Co. Ltd., Class A	83,200	67,486
WUS Printed Circuit Kunshan Co. Ltd., Class A	55,440	51,207
Xiamen Faratronic Co. Ltd., Class A	6,300	42,898
Youzu Interactive Co. Ltd., Class A	19,600	42,796
Zhejiang Crystal-Optech Co. Ltd., Class A	31,095	52,170

		4,236,633

Materials - 16.1%
Advanced Technology & Materials Co. Ltd., Class A	28,004	22,470
Befar Group Co. Ltd., Class A	48,960	39,784
Bengang Steel Plates Co. Ltd., Class A	24,200	14,360
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	62,000	37,604
China West Construction Group Co. Ltd., Class A	16,700	34,048
Cofco Biochemical Co. Ltd., Class A*	43,185	59,012
CSG Holding Co. Ltd., Class A	50,419	35,443
Do-Fluoride Chemicals Co. Ltd., Class A	25,700	45,861
Elion Clean Energy Co. Ltd., Class A	60,600	47,117
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	138,600	43,146
GEM Co. Ltd., Class A	122,052	98,821
Guangdong HEC Technology Holding Co. Ltd., Class A*	68,705	78,020
Guangdong Tapai Group Co. Ltd., Class A	21,600	39,523
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,600	26,946
Hainan Mining Co. Ltd., Class A*	17,100	12,621
Hangzhou Iron & Steel Co., Class A*	23,210	16,146
Hengyi Petrochemical Co. Ltd., Class A	52,700	129,240
Hongda Xingye Co. Ltd., Class A	46,878	19,731
Huapont Life Sciences Co. Ltd., Class A	65,350	47,277
Huaxin Cement Co. Ltd., Class A	21,980	63,123
Hubei Sanonda Co. Ltd., Class A	20,100	36,867
Hubei Xingfa Chemicals Group Co. Ltd., Class A	19,320	31,088
Hunan Gold Corp. Ltd., Class A*	37,300	34,834
Inner Mongolia Xingye Mining Co. Ltd., Class A	29,000	27,591
Jiangsu Yabang Dyestuff Co. Ltd., Class A	18,300	25,247
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	40,400	27,455
Jilin Yatai Group Co. Ltd., Class A	76,000	40,209
Juli Sling Co. Ltd., Class A*	30,800	15,530

Kingfa Sci & Tech Co. Ltd., Class A	84,100	55,678
Lianhe Chemical Technology Co. Ltd., Class A	27,259	32,031
Luxi Chemical Group Co. Ltd., Class A	45,300	103,081
Maanshan Iron & Steel Co. Ltd., Class A	135,000	76,947
Nanjing Iron & Steel Co. Ltd., Class A	97,500	62,128
Ningbo Shanshan Co. Ltd., Class A	24,880	59,888
ORG Technology Co. Ltd., Class A	53,250	41,324
Polaris Bay Group Co. Ltd., Class A	23,500	22,461
Rising Nonferrous Metals Share Co. Ltd., Class A*	7,300	25,125
Sansteel Minguang Co. Ltd. Fujian, Class A	30,000	82,866
Shandong Chenming Paper Holdings Ltd., Class A	59,250	57,584
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	51,313	128,463
Shandong Iron and Steel Co. Ltd., Class A*	297,030	77,271
Shandong Sun Paper Industry JSC Ltd., Class A	68,900	85,492
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	11,300	12,188
Shanghai Huayi Group Corp. Ltd., Class A	25,300	31,873
Shanghai Putailai New Energy Technology Co. Ltd., Class A	2,900	19,827
Shanxi Taigang Stainless Steel Co. Ltd., Class A (a)	90,900	64,510
Shenghe Resources Holding Co. Ltd., Class A	47,590	68,926
Shenzhen Jinjia Group Co. Ltd., Class A	40,600	48,655
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	5,200	36,935
Sichuan Hebang Biotechnology Co. Ltd., Class A	234,380	60,630
Stanley Agricultural Group Co. Ltd., Class A	27,000	18,468
Tangshan Jidong Cement Co. Ltd., Class A*	43,200	65,535
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	45,800	56,026
Tibet Huayu Mining Co. Ltd., Class A	7,000	11,335
Tibet Mineral Development Co., Class A*	19,800	28,214
Tibet Summit Resources Co. Ltd., Class A*	8,600	28,694
Tongkun Group Co. Ltd., Class A	41,480	110,090
Western Mining Co. Ltd., Class A	86,300	77,190
Xinfengming Group Co. Ltd., Class A	5,040	16,536
Xinjiang Tianshan Cement Co. Ltd., Class A	28,300	34,246
Xinjiang Zhongtai Chemical Co. Ltd., Class A	56,900	72,181
Xinxing Ductile Iron Pipes Co. Ltd., Class A	105,850	75,957
Yintai Resources Co. Ltd., Class A	45,720	56,129
Yunnan Aluminium Co. Ltd., Class A	69,200	55,018
Yunnan Copper Co. Ltd., Class A*	37,700	50,525
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A*	23,800	23,792
Yunnan Tin Co. Ltd., Class A*	36,915	55,731
Zhejiang Huafeng Spandex Co. Ltd., Class A	55,000	34,162
Zhejiang Juhua Co. Ltd., Class A	62,130	67,557
Zhejiang Runtu Co. Ltd., Class A	31,500	50,088
Zhongfu Straits Pingtan Development Co. Ltd., Class A*	71,700	28,188
Zhuzhou Times New Material Technology Co. Ltd., Class A	17,900	21,949
Zibo Qixiang Tengda Chemical Co. Ltd., Class A (a)	35,415	56,699

		3,497,307

Real Estate - 5.5%
Beijing Homyear Capital Holdings Co. Ltd., Class A	51,900	61,136
Beijing Urban Construction Investment & Development Co. Ltd., Class A	42,600	53,855
China Sports Industry Group Co. Ltd., Class A	30,901	38,297
Chongqing Dima Industry Co. Ltd., Class A	66,600	28,422
Cinda Real Estate Co. Ltd., Class A	38,300	21,047
COFCO Property Group Co. Ltd., Class A	49,800	40,103
Deluxe Family Co. Ltd., Class A	72,500	38,145
Greattown Holdings Ltd., Class A	72,064	49,500
Guangzhou Yuetai Group Co. Ltd., Class A	45,800	18,609

Haining China Leather Market Co. Ltd., Class A	28,800	19,993
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	71,000	44,931
Huafa Industrial Co. Ltd. Zhuhai, Class A	76,640	80,085
Huayuan Property Co. Ltd., Class A	46,930	16,735
Hubei Fuxing Science And Technology Co. Ltd., Class A	34,800	36,161
Jinke Properties Group Co. Ltd., Class A	120,607	91,305
Kunwu Jiuding Investment Holdings Co. Ltd., Class A*	6,300	12,209
Myhome Real Estate Development Group Co. Ltd., Class A	121,300	39,888
Nanjing Gaoke Co. Ltd., Class A	38,320	41,611
Shanghai Industrial Development Co. Ltd., Class A	27,720	19,122
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	11,600	18,784
Shanghai Lingang Holdings Corp. Ltd., Class A (a)	12,200	36,593
Shanghai Shimao Co. Ltd., Class A	67,800	42,311
Shanghai SMI Holding Co. Ltd., Class A	55,900	46,813
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	34,300	50,029
Shenzhen Huaqiang Industry Co. Ltd., Class A	10,400	29,182
Shenzhen World Union Properties Consultancy, Inc., Class A	46,110	41,242
Shenzhen Zhenye Group Co. Ltd., Class A	43,300	34,236
Suning Universal Co. Ltd., Class A	68,600	33,887
Tahoe Group Co. Ltd., Class A	22,600	51,393
Tibet Urban Development and Investment Co. Ltd., Class A	21,400	23,081
Zhonghong Holding Co. Ltd., Class A*	307,572	36,411

		1,195,116

Utilities - 3.2%
An Hui Wenergy Co. Ltd., Class A (a)	51,030	33,105
Beijing Jingneng Power Co. Ltd., Class A	61,000	27,636
Beijing Water Business Doctor Co. Ltd., Class A	26,800	38,384
CECEP Wind-Power Corp., Class A	75,800	29,911
Chengdu Xingrong Environment Co. Ltd., Class A	81,100	50,137
Chongqing Gas Group Corp. Ltd., Class A	8,700	9,053
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	78,700	80,744
Guangzhou Development Group, Inc., Class A	38,600	34,243
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*	56,800	24,240
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	128,500	42,067
Jointo Energy Investment Co. Ltd. Hebei, Class A	32,700	25,616
Luenmei Quantum Co. Ltd., Class A	10,000	12,935
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	87,600	45,321
Shanghai Electric Power Co. Ltd., Class A	42,600	46,259
Shenergy Co. Ltd., Class A	120,800	89,333
Shenzhen Energy Group Co. Ltd., Class A	54,300	41,346
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A	19,800	14,613
Zhongshan Public Utilities Group Co. Ltd., Class A	40,460	43,876

		688,819

TOTAL COMMON STOCKS (Cost $27,169,550)		21,401,743

TOTAL INVESTMENTS - 98.7% (Cost $27,169,550)		$21,401,743
Other assets and liabilities, net - 1.3%		274,773

NET ASSETS - 100.0%		$21,676,516

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$20,695,173	$—	$706,570	$21,401,743

TOTAL	$20,695,173	$—	$706,570	$21,401,743

(b)	See Schedule of Investments for additional detailed categorizations.

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2018	$1,594,119
Purchases	3,823
Sales	(73,131)
Realized gain (loss)	(116,202)
Change in unrealized gain (loss)	(127,394)
Transfers into Level 3 (c)	340,519
Transfer out of Level 3 (c)	(915,164)
Balance at August 31, 2018	706,570
Change in unrealized gain (loss) related to investments still held at August 31, 2018	(196,526)

(c)

During the period ended August 31, 2018, the amount of transfers between Level 1 and Level 3 was $340,521 and between Level 3 and Level 1 was $915,164. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 8/31/2018	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$81,007	Market Approach	Last traded price adjusted for proxy
Common Stock: Consumer Staples	29,646	Market Approach	Last traded price adjusted for proxy
Common Stock: Energy	23,269	Market Approach	Last traded price adjusted for proxy
Common Stock: Industrials	310,636	Market Approach	Last traded price adjusted for proxy
Common Stock: Information Technology	71,105	Market Approach	Last traded price adjusted for proxy
Common Stock: Materials	121,209	Market Approach	Last traded price adjusted for proxy
Common Stock: Real Estate	36,593	Market Approach	Last traded price adjusted for proxy
Common Stock: Utilities	33,105	Market Approach	Last traded price adjusted for proxy

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -25% to -2% with a weighted average range of approximately -15%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All China Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 64.3%
Consumer Discretionary - 5.7%
Alibaba Pictures Group Ltd.*(a)	178,187	$21,567
ANTA Sports Products Ltd.	11,355	61,846
BAIC Motor Corp. Ltd., Class H, 144A	16,433	13,818
Brilliance China Automotive Holdings Ltd.	35,333	56,001
BYD Co. Ltd., Class H	7,622	45,301
China First Capital Group Ltd.*	37,875	20,267
China Literature Ltd., 144A*(a)	2,227	15,662
China Travel International Investment Hong Kong Ltd.	36,868	11,978
Ctrip.com International Ltd., ADR*	4,603	180,208
Dongfeng Motor Group Co. Ltd., Class H	36,037	40,266
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	6,121	22,577
Geely Automobile Holdings Ltd.	60,082	127,683
GOME Retail Holdings Ltd.*(a)	152,954	14,810
Great Wall Motor Co. Ltd., Class H	39,244	24,150
Guangzhou Automobile Group Co. Ltd., Class H	37,313	40,503
Haier Electronics Group Co. Ltd.*	15,190	39,577
HengTen Networks Group Ltd.*	265,126	11,147
Huazhu Group Ltd., ADR (a)	1,552	53,420
JD.com, Inc., ADR*	8,689	271,966
New Oriental Education & Technology Group, Inc., ADR	1,646	129,376
Nexteer Automotive Group Ltd.	13,142	22,135
Shenzhou International Group Holdings Ltd.	8,989	117,961
Skyworth Digital Holdings Ltd.	17,725	5,736
TAL Education Group, ADR*	3,917	115,943
Vipshop Holdings Ltd., ADR*	5,007	34,949
Yum China Holdings, Inc.	4,347	168,142
Zhongsheng Group Holdings Ltd.	6,628	14,541

		1,681,530

Consumer Staples - 1.5%
China Agri-Industries Holdings Ltd.	26,387	10,489
China Mengniu Dairy Co. Ltd.*	32,605	94,090
China Resources Beer Holdings Co. Ltd.	16,667	70,924
Dali Foods Group Co. Ltd., 144A	24,145	17,535
Hengan International Group Co. Ltd.	8,620	77,591
Sun Art Retail Group Ltd.	28,634	33,016
Tingyi Cayman Islands Holding Corp.	24,746	44,202
Tsingtao Brewery Co. Ltd., Class H	3,585	17,037
Uni-President China Holdings Ltd.	17,689	17,421
Want Want China Holdings Ltd.	59,284	48,416

		430,721

Energy - 3.6%
China Coal Energy Co. Ltd., Class H	29,548	12,574
China Oilfield Services Ltd., Class H	22,845	20,258
China Petroleum & Chemical Corp., Class H	307,988	309,601
China Shenhua Energy Co. Ltd., Class H	40,488	90,272
CNOOC Ltd.	216,025	382,019
Kunlun Energy Co. Ltd.	42,374	44,269

PetroChina Co. Ltd., Class H	250,110	186,095
Yanzhou Coal Mining Co. Ltd., Class H	22,562	26,072

		1,071,160

Financials - 13.9%
Agricultural Bank of China Ltd., Class H	345,436	167,241
Bank of China Ltd., Class H	960,275	431,878
Bank of Communications Co. Ltd., Class H	102,809	74,269
China Cinda Asset Management Co. Ltd., Class H	97,589	25,240
China CITIC Bank Corp. Ltd., Class H	104,485	65,229
China Construction Bank Corp., Class H	1,148,144	1,016,652
China Everbright Bank Co. Ltd., Class H	32,218	13,464
China Everbright Ltd.	10,612	18,577
China Galaxy Securities Co. Ltd., Class H	36,293	17,756
China Huarong Asset Management Co. Ltd., Class H, 144A	118,050	24,516
China International Capital Corp. Ltd., Class H, 144A	12,362	22,617
China Life Insurance Co. Ltd., Class H	85,237	192,652
China Merchants Bank Co. Ltd., Class H	46,367	177,814
China Minsheng Banking Corp. Ltd., Class H	65,224	46,702
China Pacific Insurance Group Co. Ltd., Class H	31,277	116,558
China Reinsurance Group Corp., Class H	68,611	13,549
China Taiping Insurance Holdings Co. Ltd.	19,936	63,245
Chong Sing Holdings FinTech Gr*	185,000	12,964
Chongqing Rural Commercial Bank Co. Ltd., Class H	24,566	13,239
CITIC Securities Co. Ltd., Class H	27,007	48,379
Far East Horizon Ltd.	22,092	20,913
GF Securities Co. Ltd., Class H	18,077	22,686
Guotai Junan Securities Co. Ltd., Class H, 144A	6,817	14,070
Haitong Securities Co. Ltd., Class H	37,799	33,422
Huatai Securities Co. Ltd., Class H, 144A*	17,324	25,957
Industrial & Commercial Bank of China Ltd., Class H	838,835	617,726
New China Life Insurance Co. Ltd., Class H	9,369	42,435
Noah Holdings Ltd., ADR*(a)	337	15,852
People’s Insurance Co. Group of China Ltd., Class H	86,167	37,326
PICC Property & Casualty Co. Ltd., Class H	83,680	94,246
Ping An Insurance Group Co. of China Ltd., Class H (a)	61,237	589,830
Postal Savings Bank of China Co. Ltd., Class H, 144A	30,817	18,139
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	1,894	8,120

		4,103,263

Health Care - 2.2%
3SBio, Inc., 144A	12,519	23,893
Alibaba Health Information Technology Ltd.*(a)	40,723	41,196
China Medical System Holdings Ltd.	15,892	26,322
China Resources Pharmaceutical Group Ltd., 144A	18,464	29,547
China Traditional Chinese Medicine Holdings Co. Ltd.	22,845	16,649
CSPC Pharmaceutical Group Ltd.	55,325	139,565
Genscript Biotech Corp.*(a)	9,469	20,388
Luye Pharma Group Ltd., 144A (a)	11,337	10,674
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	22,755	21,541
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	5,442	21,979
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	10,179	26,715
Sihuan Pharmaceutical Holdings Group Ltd.	52,630	11,667

Sino Biopharmaceutical Ltd.	77,459	98,096
Sinopharm Group Co. Ltd., Class H	14,781	73,539
SSY Group Ltd.	17,044	15,852
Tong Ren Tang Technologies Co. Ltd., Class H	5,804	8,415
Wuxi Biologics Cayman, Inc., 144A*	5,681	56,094

		642,132

Industrials - 3.2%
51job, Inc., ADR*	293	22,652
Air China Ltd., Class H	21,648	20,300
AviChina Industry & Technology Co. Ltd., Class H	27,742	16,082
Beijing Capital International Airport Co. Ltd., Class H	20,989	22,356
BOC Aviation Ltd., 144A	2,462	18,036
CAR, Inc.*	10,536	8,457
China Communications Construction Co. Ltd., Class H	53,179	52,780
China Conch Venture Holdings Ltd.	17,790	61,197
China Eastern Airlines Corp. Ltd., Class H	17,303	11,067
China Everbright International Ltd.	31,263	26,328
China International Marine Containers Group Co. Ltd., Class H	6,486	6,900
China Merchants Port Holdings Co. Ltd.	15,247	31,120
China Railway Construction Corp. Ltd., Class H	23,955	28,964
China Railway Group Ltd., Class H	45,082	38,942
China Southern Airlines Co. Ltd., Class H	24,902	16,466
China State Construction International Holdings Ltd.	23,602	24,568
CITIC Ltd.	68,637	97,592
COSCO SHIPPING Development Co. Ltd., Class H*	66,833	9,707
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	13,227	5,780
COSCO SHIPPING Holdings Co. Ltd., Class H*	35,106	14,626
COSCO SHIPPING Ports Ltd.	21,347	22,601
Country Garden Services Holdings Co. Ltd.*	11,000	18,836
CRRC Corp. Ltd., Class H	49,727	41,181
Fosun International Ltd.	30,835	55,786
Fullshare Holdings Ltd.*	89,452	35,786
Greentown Service Group Co. Ltd.	12,000	9,479
Haitian International Holdings Ltd.	8,699	17,467
Jiangsu Expressway Co. Ltd., Class H	17,058	21,559
Metallurgical Corp. of China Ltd., Class H	55,524	15,209
Shanghai Electric Group Co. Ltd., Class H	41,708	13,072
Shanghai Industrial Holdings Ltd.	5,897	14,050
Shenzhen International Holdings Ltd.	10,970	20,573
Sinopec Engineering Group Co. Ltd., Class H	16,022	16,698
Sinotrans Ltd., Class H	29,283	12,274
Sinotruk Hong Kong Ltd. (a)	8,048	12,017
Weichai Power Co. Ltd., Class H	23,077	24,462
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,541	4,860
Zhejiang Expressway Co. Ltd., Class H	17,704	14,052
Zhuzhou CRRC Times Electric Co. Ltd., Class H	6,698	36,140

		940,022

Information Technology - 24.5%
58.com, Inc., ADR*	1,093	83,155
AAC Technologies Holdings, Inc.	8,578	95,081
Alibaba Group Holding Ltd., ADR*	13,786	2,412,688

Autohome, Inc., ADR	700	57,827
Baidu, Inc., ADR*	3,317	751,234
Baozun, Inc., ADR*	400	21,356
BYD Electronic International Co. Ltd.	8,133	8,549
China Railway Signal & Communication Corp. Ltd., Class H, 144A	20,989	14,841
Fang Holdings Ltd., ADR*	3,557	10,920
GCL-Poly Energy Holdings Ltd.*(a)	165,697	11,189
GDS Holdings Ltd., ADR*(a)	694	26,490
Hua Hong Semiconductor Ltd., 144A	4,000	10,906
Kingboard Holdings Ltd.	7,470	26,553
Kingboard Laminates Holdings Ltd.	12,847	12,129
Kingdee International Software Group Co. Ltd.	22,725	25,884
Kingsoft Corp. Ltd.	9,519	17,294
Legend Holdings Corp., Class H, 144A	3,977	12,313
Lenovo Group Ltd.	88,677	57,846
Meitu, Inc., 144A*	15,413	8,346
Momo, Inc., ADR*	1,706	78,971
NetEase, Inc., ADR	939	185,650
Semiconductor Manufacturing International Corp.*	32,998	38,930
SINA Corp.*	697	49,459
Sunny Optical Technology Group Co. Ltd.	8,167	103,793
Tencent Holdings Ltd.	68,117	2,950,704
TravelSky Technology Ltd., Class H	11,235	28,771
Weibo Corp., ADR*	551	42,284
Xinyi Solar Holdings Ltd.	36,830	10,980
YY, Inc., ADR*	546	41,731
ZTE Corp., Class H*	7,025	13,640

		7,209,514

Materials - 1.2%
Aluminum Corp. of China Ltd., Class H*	44,819	18,958
Angang Steel Co. Ltd., Class H	13,256	13,038
Anhui Conch Cement Co. Ltd., Class H	15,191	92,513
BBMG Corp., Class H	28,307	10,531
China Molybdenum Co. Ltd., Class H (a)	43,678	17,919
China National Building Material Co. Ltd., Class H	45,883	42,908
China Resources Cement Holdings Ltd.	26,221	30,601
China Zhongwang Holdings Ltd.	16,582	7,774
Jiangxi Copper Co. Ltd., Class H	18,704	22,162
Lee & Man Paper Manufacturing Ltd.	18,827	18,038
MMG Ltd.*	26,512	13,275
Nine Dragons Paper Holdings Ltd.	19,398	21,996
Sinopec Shanghai Petrochemical Co. Ltd., Class H	42,922	25,210
Zhaojin Mining Industry Co. Ltd., Class H	11,836	9,229
Zijin Mining Group Co. Ltd., Class H	60,685	22,654

		366,806

Real Estate - 3.5%
Agile Group Holdings Ltd.	18,840	30,772
China Evergrande Group*	31,683	113,631
China Jinmao Holdings Group Ltd.	50,021	23,580
China Overseas Land & Investment Ltd.	44,584	141,155

China Resources Land Ltd.	33,617	117,141
China Vanke Co. Ltd., Class H	14,763	51,161
CIFI Holdings Group Co. Ltd.	41,108	23,830
Country Garden Holdings Co. Ltd.	89,674	133,444
Future Land Development Holdings Ltd.*	20,831	16,110
Greentown China Holdings Ltd.	10,415	10,483
Guangzhou R&F Properties Co. Ltd., Class H	9,433	19,037
Jiayuan International Group Ltd. (a)	11,362	22,698
Kaisa Group Holdings Ltd.*	24,619	9,159
KWG Group Holdings Ltd.	12,374	13,227
Logan Property Holdings Co. Ltd.	17,044	21,281
Longfor Group Holdings Ltd.	17,012	47,250
Shenzhen Investment Ltd.	40,901	13,392
Shimao Property Holdings Ltd.	13,907	41,461
Shui On Land Ltd.	62,130	14,802
Sino-Ocean Group Holding Ltd.	40,648	20,663
SOHO China Ltd.	31,367	12,589
Sunac China Holdings Ltd.	28,937	94,750
Yuexiu Property Co. Ltd.	77,564	14,033
Yuzhou Properties Co. Ltd.	19,884	10,564

		1,016,213

Telecommunication Services - 3.2%
China Communications Services Corp. Ltd., Class H	27,850	23,064
China Mobile Ltd.	73,240	688,646
China Telecom Corp. Ltd., Class H	175,050	82,296
China Tower Corp. Ltd., Class H, 144A*	414,000	63,295
China Unicom Hong Kong Ltd.	76,024	88,433

		945,734

Utilities - 1.8%
Beijing Enterprises Holdings Ltd.	6,391	30,657
Beijing Enterprises Water Group Ltd.*	56,935	31,047
CGN Power Co. Ltd., Class H, 144A	149,303	35,381
China Gas Holdings Ltd.	21,041	66,885
China Longyuan Power Group Corp. Ltd., Class H	40,967	34,501
China Power International Development Ltd.	44,619	9,721
China Resources Gas Group Ltd.	10,234	46,613
China Resources Power Holdings Co. Ltd.	25,221	45,436
Datang International Power Generation Co. Ltd., Class H	44,461	11,386
ENN Energy Holdings Ltd.	9,748	88,800
Guangdong Investment Ltd.	39,412	69,897
Huadian Power International Corp. Ltd., Class H	19,483	7,248
Huaneng Power International, Inc., Class H	50,656	32,528
Huaneng Renewables Corp. Ltd., Class H	51,840	16,578
Towngas China Co. Ltd.*	11,452	10,549

		537,227

TOTAL COMMON STOCKS (Cost $20,514,091)		18,944,322

RIGHTS - 0.0%
Industrials - 0.0%
China Everbright International Ltd.*, expires 9/13/18 (Cost $0)	11,578	900

EXCHANGE TRADED FUNDS - 35.4%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF* (b)	55,100	1,412,213
Xtrackers MSCI China A Inclusion Equity ETF (a)(b)	514,414	9,015,002

TOTAL EXCHANGE TRADED FUNDS (Cost $11,653,045)		10,427,215

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (c)(d) (Cost $132,958)	132,958	132,958

TOTAL INVESTMENTS - 100.2% (Cost $32,300,094)		$29,505,395
Other assets and liabilities, net - (0.2%)		(57,698)

NET ASSETS - 100.0%		$29,447,697

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
EXCHANGE TRADED FUNDS - 35.4%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (b)	1,835,685	61,534	(76,995)	(23,854)	(384,157)	—	—	55,100	1,412,213
Xtrackers MSCI China A Inclusion Equity ETF (a)(b)	—	10,186,487	(504,300)	(33,849)	(633,336)	—	—	514,414	9,015,002
Xtrackers Harvest CSI 300 China A-Shares ETF (b)	11,827,982	—	(10,452,619)	(2,242,088)	866,725	—	—	—	—
SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (c)(d)	2,653,919	—	(2,520,961)	—	—	45,730	—	132,958	132,958

	16,317,586	10,248,021	(13,554,875)	(2,299,791)	(150,768)	45,730	—	702,472	10,560,173

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $881,000, which is 3.0% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $813,122.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(e)
SGX FTSE China A50 Index Futures	USD	6	$69,330	$67,620	9/27/2018	$(1,710)

Currency Abbreviations

USD	U.S. Dollar

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$18,944,322	$—	$—	$18,944,322
Rights	—	900	—	900
Exchange Traded Funds	10,427,215	—	—	10,427,215
Short-Term Investments	132,958	—	—	132,958

TOTAL	$29,504,495	$900	$—	$29,505,395

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(1,710)	$—	$—	$(1,710)

TOTAL	$(1,710)	$—	$—	$(1,710)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended August 31, 2018, the amount of transfers between Level 3 and Level 1 was $24,009. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.6%
Australia - 4.6%
AGL Energy Ltd.	3,715	$55,498
Alumina Ltd.	16,099	33,332
Amcor Ltd.	6,626	68,117
AMP Ltd.	16,330	39,211
APA Group (a)	6,798	48,871
Aristocrat Leisure Ltd.	3,217	73,058
ASX Ltd.	1,193	58,011
Aurizon Holdings Ltd.	12,745	38,482
AusNet Services	10,230	12,098
Australia & New Zealand Banking Group Ltd.	16,466	349,205
Bank of Queensland Ltd.	2,638	21,790
Bendigo & Adelaide Bank Ltd.	2,431	20,255
BHP Billiton Ltd.	17,632	420,959
BHP Billiton PLC	11,485	244,756
BlueScope Steel Ltd.	3,408	42,410
Boral Ltd.	6,501	32,715
Brambles Ltd.	7,336	57,854
Caltex Australia Ltd.	1,784	38,745
Challenger Ltd.	3,391	26,401
CIMIC Group Ltd.	567	20,087
Coca-Cola Amatil Ltd.	3,535	23,863
Cochlear Ltd.	358	55,542
Commonwealth Bank of Australia	10,057	515,065
Computershare Ltd.	2,682	37,058
Crown Resorts Ltd.	2,396	24,459
CSL Ltd.	2,564	418,993
Dexus REIT	5,961	45,939
Domino’s Pizza Enterprises Ltd. (b)	440	17,113
Flight Centre Travel Group Ltd.	382	16,043
Fortescue Metals Group Ltd.	9,692	26,756
Goodman Group REIT	11,011	84,699
GPT Group REIT	11,062	41,114
Harvey Norman Holdings Ltd. (b)	3,434	8,887
Healthscope Ltd.	11,617	18,290
Incitec Pivot Ltd.	10,588	29,838
Insurance Australia Group Ltd.	14,739	81,800
LendLease Group (a)	3,409	50,216
Macquarie Group Ltd.	1,872	174,145
Medibank Pvt Ltd.	15,607	34,109
Mirvac Group REIT	22,764	39,767
National Australia Bank Ltd.	15,999	326,304
Newcrest Mining Ltd.	4,583	63,885
Oil Search Ltd.	8,546	55,048
Orica Ltd.	2,209	27,934
Origin Energy Ltd.*	10,840	61,954
QBE Insurance Group Ltd.	8,336	65,980
Ramsay Health Care Ltd.	1,099	44,007
REA Group Ltd.	539	35,312
Santos Ltd.	11,365	55,395

Scentre Group REIT	26,133	77,215
SEEK Ltd.	1,955	31,482
Sonic Healthcare Ltd.	3,219	60,608
South32 Ltd.	29,573	73,985
Stockland REIT	14,288	42,422
Suncorp Group Ltd.	7,079	78,830
Sydney Airport (a)	6,538	33,888
Tabcorp Holdings Ltd.	12,319	42,510
Telstra Corp. Ltd.	24,393	54,362
TPG Telecom Ltd.	2,176	13,516
Transurban Group (a)(c)	11,003	95,396
Treasury Wine Estates Ltd.	4,523	63,309
Vicinity Centres REIT	19,069	37,973
Wesfarmers Ltd.	6,325	233,946
Westpac Banking Corp.	19,085	391,576
Woodside Petroleum Ltd.	5,230	138,626
Woolworths Group Ltd.	7,388	150,308

		5,801,322

Austria - 0.2%
ANDRITZ AG	495	29,303
Erste Group Bank AG*	1,790	71,204
OMV AG	894	47,351
Raiffeisen Bank International AG	897	25,509
voestalpine AG	548	24,579

		197,946

Belgium - 0.7%
Ageas	973	50,349
Anheuser-Busch InBev SA/NV	4,319	404,322
Colruyt SA	358	21,276
Groupe Bruxelles Lambert SA	499	52,361
KBC Group NV	1,555	110,464
Proximus SADP	445	10,251
Solvay SA	445	59,221
Telenet Group Holding NV*	367	20,064
UCB SA	793	72,497
Umicore SA	1,117	62,287

		863,092

Brazil - 0.9%
Ambev SA	26,727	123,691
Atacadao Distribuicao Comercio e Industria Ltda	2,162	7,718
B3 SA - Brasil Bolsa Balcao	12,506	66,812
Banco Bradesco SA	5,960	36,742
Banco do Brasil SA	6,345	46,889
Banco Santander Brasil SA	3,116	26,470
BB Seguridade Participacoes SA	4,579	27,521
BR Malls Participacoes SA*	4,858	10,913
BRF SA*	2,640	13,047
CCR SA	7,385	16,971
Centrais Eletricas Brasileiras SA*	440	1,709
Cia de Saneamento Basico do Estado de Sao Paulo	2,312	13,850
Cia Siderurgica Nacional SA*	3,677	7,926
Cielo SA	6,899	25,576
Cosan SA	767	6,553
EDP - Energias do Brasil SA	1,714	5,643

Embraer SA	2,855	13,738
Equatorial Energia SA	1,278	17,885
Fibria Celulose SA	1,431	27,818
Hypera SA	2,312	15,553
IRB Brasil Resseguros S/A	597	8,712
JBS SA	4,261	9,834
Klabin SA	3,340	17,507
Kroton Educacional SA	8,336	20,916
Localiza Rent a Car SA	3,066	16,207
Lojas Renner SA	4,428	30,744
M Dias Branco SA	660	6,856
Magazine Luiza SA	418	13,367
Multiplan Empreendimentos Imobiliarios SA	1,644	7,519
Natura Cosmeticos SA	1,303	9,277
Odontoprev SA	1,569	5,046
Petrobras Distribuidora SA	1,917	9,309
Petroleo Brasileiro SA	17,562	95,202
Porto Seguro SA	417	5,619
Raia Drogasil SA	1,574	29,756
Rumo SA*	8,730	30,500
Sul America SA	705	3,976
Suzano Papel e Celulose SA	2,269	26,355
TIM Participacoes SA	4,179	12,610
Ultrapar Participacoes SA	2,154	21,772
Vale SA	19,148	252,072
WEG SA	4,265	20,042

		1,166,223

Canada - 6.6%
Agnico Eagle Mines Ltd.	1,135	39,121
Alimentation Couche-Tard, Inc., Class B	2,581	123,572
AltaGas Ltd.	709	13,175
ARC Resources Ltd.	2,312	24,537
Atco Ltd., Class I	452	13,511
Aurora Cannabis, Inc.*	3,674	24,775
Australis Capital, Inc.*(c)	108	0
Bank of Montreal	3,924	321,648
Bank of Nova Scotia	7,211	417,354
Barrick Gold Corp.	7,296	74,637
BCE, Inc.	879	35,854
BlackBerry Ltd.*	1,949	20,744
Bombardier, Inc., Class B*	15,435	50,977
Brookfield Asset Management, Inc., Class A	5,030	214,922
CAE, Inc.	1,669	33,316
Cameco Corp.	2,030	21,093
Canadian Imperial Bank of Commerce	2,619	245,443
Canadian National Railway Co.	4,530	402,875
Canadian Natural Resources Ltd.	7,237	247,112
Canadian Pacific Railway Ltd.	898	188,883
Canadian Tire Corp. Ltd., Class A	435	54,423
Canadian Utilities Ltd., Class A	795	19,342
CCL Industries, Inc., Class B	906	43,648
Cenovus Energy, Inc.	5,914	54,835
CGI Group, Inc., Class A*	1,737	114,056

CI Financial Corp.	1,614	25,972
Constellation Software, Inc.	129	98,365
Crescent Point Energy Corp.	3,323	20,396
Dollarama, Inc.	2,422	91,591
Emera, Inc.	319	10,093
Empire Co. Ltd., Class A	773	14,737
Enbridge, Inc.	10,268	350,214
Encana Corp.	5,509	72,947
Fairfax Financial Holdings Ltd.	187	102,665
Finning International, Inc.	1,474	34,258
First Capital Realty, Inc.	1,620	25,374
First Quantum Minerals Ltd.	3,958	49,649
Fortis, Inc.	2,494	81,643
Franco-Nevada Corp.	1,115	71,275
George Weston Ltd.	266	20,717
Gildan Activewear, Inc.	1,571	46,299
Goldcorp, Inc.	5,247	56,692
Great-West Lifeco, Inc.	1,800	43,917
H&R Real Estate Investment Trust REIT	1,633	25,415
Husky Energy, Inc.	2,064	34,131
Hydro One Ltd., 144A	1,651	24,392
IGM Financial, Inc.	656	18,303
Imperial Oil Ltd.	1,658	51,671
Industrial Alliance Insurance & Financial Services, Inc.	638	26,449
Intact Financial Corp.	1,005	79,707
Inter Pipeline Ltd.	2,125	39,048
Keyera Corp.	817	22,513
Kinross Gold Corp.*	8,266	24,703
Linamar Corp.	281	12,355
Loblaw Cos. Ltd.	1,361	70,397
Lundin Mining Corp.	957	4,561
Magna International, Inc.	2,097	113,543
Manulife Financial Corp.	12,554	229,724
Methanex Corp.	569	41,517
Metro, Inc.	1,377	43,114
National Bank of Canada	2,121	106,147
Nutrien Ltd.	3,898	219,065
Onex Corp.	464	33,287
Open Text Corp.	1,488	58,357
Pembina Pipeline Corp.	2,822	96,251
Power Corp. of Canada	2,312	51,821
Power Financial Corp.	1,415	32,995
PrairieSky Royalty Ltd.	1,085	19,954
Restaurant Brands International, Inc.	1,708	97,965
RioCan Real Estate Investment Trust REIT	951	18,408
Rogers Communications, Inc., Class B	2,297	119,022
Royal Bank of Canada	8,592	682,488
Saputo, Inc.	1,281	39,225
Seven Generations Energy Ltd., Class A*	1,523	17,926
Shaw Communications, Inc., Class B	2,863	57,743
Shopify, Inc., Class A*	647	94,130
SmartCentres Real Estate Investment Trust REIT	385	9,131

SNC-Lavalin Group, Inc.	1,001	40,293
Sun Life Financial, Inc. (b)	3,668	145,792
Suncor Energy, Inc.	9,413	387,484
Teck Resources Ltd., Class B	2,791	62,899
TELUS Corp.	1,027	38,082
Thomson Reuters Corp.	1,110	49,367
Toronto-Dominion Bank	11,025	664,457
Tourmaline Oil Corp.	1,209	19,696
TransCanada Corp.	5,024	213,972
Turquoise Hill Resources Ltd.*	3,832	8,897
Vermilion Energy, Inc. (b)	600	19,053
West Fraser Timber Co. Ltd.	278	18,442
Wheaton Precious Metals Corp.	2,806	48,078
WSP Global, Inc.	569	30,634

		8,379,261

Chile - 0.2%
Aguas Andinas SA, Class A	8,579	4,595
Antofagasta PLC	2,494	26,048
Banco de Chile	149,937	21,584
Banco de Credito e Inversiones	202	12,868
Banco Santander Chile	389,113	29,742
Cencosud SA	10,511	24,884
Cia Cervecerias Unidas SA	830	10,922
Colbun SA	38,111	8,020
Empresas CMPC SA	5,549	21,840
Empresas COPEC SA	2,683	40,909
Enel Americas SA	172,033	25,526
Enel Chile SA	154,165	15,050
Itau CorpBanca	1,578,527	14,895
Latam Airlines Group SA	1,828	17,104
SACI Falabella	3,725	29,580

		303,567

China - 6.5%
3SBio, Inc., 144A	6,008	11,467
58.com, Inc., ADR*	642	48,843
AAC Technologies Holdings, Inc.	4,506	49,947
Agile Group Holdings Ltd.	9,909	16,185
Agricultural Bank of China Ltd., Class H	163,811	79,310
Air China Ltd., Class H	13,549	12,705
Alibaba Group Holding Ltd., ADR*	6,882	1,204,419
Aluminum Corp. of China Ltd., Class H*	25,474	10,775
Anhui Conch Cement Co. Ltd., Class H	7,272	44,287
ANTA Sports Products Ltd.	6,400	34,859
Autohome, Inc., ADR (b)	382	31,557
AviChina Industry & Technology Co. Ltd., Class H	16,364	9,486
Baidu, Inc., ADR*	1,647	373,013
Bank of China Ltd., Class H	466,335	209,736
Bank of Communications Co. Ltd., Class H	64,857	46,853
Baozun, Inc., ADR*	200	10,678
Beijing Capital International Airport Co. Ltd., Class H	8,875	9,453
BYD Co. Ltd., Class H	3,862	22,954
BYD Electronic International Co. Ltd.	3,962	4,165
CGN Power Co. Ltd., Class H, 144A	127,120	30,125

China Cinda Asset Management Co. Ltd., Class H	74,637	19,304
China CITIC Bank Corp. Ltd., Class H	58,016	36,220
China Communications Construction Co. Ltd., Class H	30,287	30,060
China Communications Services Corp. Ltd., Class H	19,429	16,090
China Conch Venture Holdings Ltd.	14,523	49,960
China Construction Bank Corp., Class H	566,255	501,414
China Everbright Bank Co. Ltd., Class H	18,419	7,697
China Evergrande Group*	19,712	70,698
China Galaxy Securities Co. Ltd., Class H	14,008	6,853
China Huarong Asset Management Co. Ltd., Class H, 144A	88,128	18,302
China Life Insurance Co. Ltd., Class H	41,698	94,247
China Literature Ltd., 144A*	2,800	19,692
China Longyuan Power Group Corp. Ltd., Class H	27,452	23,119
China Medical System Holdings Ltd.	8,405	13,921
China Merchants Bank Co. Ltd., Class H	23,432	89,862
China Minsheng Banking Corp. Ltd., Class H	41,542	29,746
China Molybdenum Co. Ltd., Class H (b)	20,813	8,539
China National Building Material Co. Ltd., Class H	28,008	26,193
China Oilfield Services Ltd., Class H	15,015	13,315
China Pacific Insurance Group Co. Ltd., Class H	15,758	58,725
China Petroleum & Chemical Corp., Class H	152,752	153,555
China Railway Construction Corp. Ltd., Class H	13,364	16,159
China Railway Group Ltd., Class H	25,226	21,791
China Resources Pharmaceutical Group Ltd., 144A	10,898	17,440
China Shenhua Energy Co. Ltd., Class H	22,107	49,291
China Southern Airlines Co. Ltd., Class H	10,377	6,862
China Telecom Corp. Ltd., Class H	88,429	41,574
China Tower Corp. Ltd., Class H, 144A*	184,000	28,132
China Vanke Co. Ltd., Class H	6,705	23,236
Chongqing Rural Commercial Bank Co. Ltd., Class H	20,635	11,121
CIFI Holdings Group Co. Ltd.	22,647	13,129
CITIC Securities Co. Ltd., Class H	13,153	23,562
CNOOC Ltd.	105,689	186,904
Country Garden Holdings Co. Ltd.	44,452	66,151
Country Garden Services Holdings Co. Ltd.*	6,000	10,274
CRRC Corp. Ltd., Class H	29,902	24,764
CSPC Pharmaceutical Group Ltd.	29,823	75,234
Ctrip.com International Ltd., ADR*	2,495	97,679
Dali Foods Group Co. Ltd., 144A	21,500	15,614
Dongfeng Motor Group Co. Ltd., Class H	17,297	19,327
ENN Energy Holdings Ltd.	5,288	48,172
Fosun International Ltd.	18,830	34,067
Future Land Development Holdings Ltd.*	24,000	18,561
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,863	10,560
GDS Holdings Ltd., ADR*	419	15,993
Geely Automobile Holdings Ltd.	28,263	60,064
GF Securities Co. Ltd., Class H	5,506	6,910
GOME Retail Holdings Ltd.*(b)	136,380	13,206
Great Wall Motor Co. Ltd., Class H	17,182	10,574
Greentown Service Group Co. Ltd.	6,000	4,740

Guangzhou Automobile Group Co. Ltd., Class H	17,594	19,099
Guotai Junan Securities Co. Ltd., Class H, 144A	9,000	18,576
Haitian International Holdings Ltd.	6,130	12,309
Haitong Securities Co. Ltd., Class H	19,393	17,148
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	400	1,842
Hengan International Group Co. Ltd.	4,320	38,886
Hua Hong Semiconductor Ltd., 144A	2,000	5,453
Huaneng Power International, Inc., Class H	36,361	23,349
Huaneng Renewables Corp. Ltd., Class H	23,287	7,447
Huatai Securities Co. Ltd., Class H, 144A*	8,791	13,172
Huazhu Group Ltd., ADR (b)	195	6,712
Industrial & Commercial Bank of China Ltd., Class H	418,901	308,488
JD.com, Inc., ADR*	4,316	135,091
Jiangsu Expressway Co. Ltd., Class H	12,112	15,308
Jiangxi Copper Co. Ltd., Class H	7,018	8,316
Kingsoft Corp. Ltd.	5,950	10,810
Kweichow Moutai Co. Ltd., Class A	100	9,652
KWG Group Holdings Ltd.	17,000	18,172
Legend Holdings Corp., Class H, 144A	4,400	13,623
Lenovo Group Ltd. (b)	39,343	25,665
Longfor Group Holdings Ltd.	8,161	22,667
Luye Pharma Group Ltd., 144A	14,500	13,652
Meitu, Inc., 144A*	7,430	4,023
Midea Group Co. Ltd., Class A	3,500	21,319
Minth Group Ltd.	4,611	18,888
Momo, Inc., ADR*	1,115	51,613
NetEase, Inc., ADR	478	94,505
New China Life Insurance Co. Ltd., Class H	4,490	20,337
New Oriental Education & Technology Group, Inc., ADR	933	73,334
Noah Holdings Ltd., ADR*	163	7,668
People’s Insurance Co. Group of China Ltd., Class H	70,473	30,528
PetroChina Co. Ltd., Class H	118,922	88,486
PICC Property & Casualty Co. Ltd., Class H	47,028	52,967
Ping An Insurance Group Co. of China Ltd., Class A	3,400	31,354
Ping An Insurance Group Co. of China Ltd., Class H	29,741	286,468
Semiconductor Manufacturing International Corp.*(b)	15,847	18,696
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	11,333	10,728
Shanghai Electric Group Co. Ltd., Class H	18,135	5,684
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,119	16,636
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	5,076	6,848
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,358	16,687
Shenzhou International Group Holdings Ltd.	4,600	60,366
Sihuan Pharmaceutical Holdings Group Ltd.	23,044	5,109
SINA Corp.*	470	33,351
Sino-Ocean Group Holding Ltd.	16,199	8,235
Sinopec Engineering Group Co. Ltd., Class H	19,000	19,802
Sinopec Shanghai Petrochemical Co. Ltd., Class H	20,201	11,865
Sinopharm Group Co. Ltd., Class H	7,528	37,454
SOHO China Ltd.	12,608	5,060
Sunac China Holdings Ltd.	13,926	45,599

Sunny Optical Technology Group Co. Ltd.	4,365	55,475
TAL Education Group, ADR*	2,068	61,213
Tencent Holdings Ltd.	33,576	1,454,479
Tingyi Cayman Islands Holding Corp.	14,099	25,185
TravelSky Technology Ltd., Class H	5,935	15,199
Tsingtao Brewery Co. Ltd., Class H	1,282	6,092
Uni-President China Holdings Ltd.	14,000	13,788
Vipshop Holdings Ltd., ADR*	2,616	18,260
Want Want China Holdings Ltd.	37,047	30,256
Weibo Corp., ADR*	383	29,391
Weichai Power Co. Ltd., Class H	16,301	17,280
Wuxi Biologics Cayman, Inc., 144A*	3,500	34,560
Yangzijiang Shipbuilding Holdings Ltd.	14,300	11,148
Yanzhou Coal Mining Co. Ltd., Class H	13,852	16,007
Yum China Holdings, Inc.	2,267	87,688
YY, Inc., ADR*	283	21,630
Zhejiang Expressway Co. Ltd., Class H	7,942	6,304
Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,020	21,691
Zijin Mining Group Co. Ltd., Class H	64,476	24,069
ZTE Corp., Class H*	3,919	7,610

		8,305,792

Colombia - 0.1%
Bancolombia SA	1,296	13,955
Ecopetrol SA	41,580	46,683
Grupo Argos SA	1,690	10,597
Grupo de Inversiones Suramericana SA	1,433	16,936
Interconexion Electrica SA ESP	2,184	9,693

		97,864

Czech Republic - 0.1%
CEZ AS	1,318	33,406
Komercni banka AS	449	18,688
O2 Czech Republic AS	1,009	11,924

		64,018

Denmark - 1.2%
A.P. Moller - Maersk A/S, Class A	16	23,033
A.P. Moller - Maersk A/S, Class B	38	58,649
Carlsberg A/S, Class B	653	79,716
Chr Hansen Holding A/S	649	65,888
Coloplast A/S, Class B	734	78,564
Danske Bank A/S	4,322	127,159
DSV A/S	1,130	105,888
Genmab A/S*	341	58,991
H Lundbeck A/S	417	24,466
ISS A/S	964	33,653
Novo Nordisk A/S, Class B	10,424	510,877
Novozymes A/S, Class B	1,336	73,226
Orsted A/S, 144A	1,093	69,097
Pandora A/S (b)	603	36,027
Tryg A/S	654	16,069
Vestas Wind Systems A/S	1,205	83,965
William Demant Holding A/S*	661	26,884

		1,472,152

Egypt - 0.0%
Commercial International Bank Egypt SAE	8,963	44,071
Eastern Tobacco	1,092	6,352
ElSewedy Electric Co.	516	5,569

		55,992

Finland - 0.7%
Elisa OYJ	869	37,170
Fortum OYJ	2,718	68,777
Kone OYJ, Class B	1,834	99,012
Metso OYJ	668	23,455
Neste OYJ	726	63,035
Nokia OYJ	33,568	186,950
Nokian Renkaat OYJ	738	30,453
Orion OYJ, Class B	706	25,953
Sampo OYJ, Class A	2,610	133,513
Stora Enso OYJ, Class R	3,140	58,444
UPM-Kymmene OYJ	2,984	114,994
Wartsila OYJ Abp	2,670	56,375

		898,131

France - 7.0%
Accor SA	1,119	55,982
Aeroports de Paris	167	36,695
Air Liquide SA	2,542	320,144
Airbus SE	3,297	406,657
Alstom SA	932	41,109
Amundi SA, 144A	347	25,013
Arkema SA	429	53,730
Atos SE	552	66,124
AXA SA	11,136	281,079
BioMerieux	238	20,913
BNP Paribas SA	6,530	383,382
Bollore SA	4,056	19,416
Bouygues SA	1,543	68,113
Bureau Veritas SA	1,481	38,060
Capgemini SE	961	123,540
Carrefour SA	3,364	60,016
Casino Guichard Perrachon SA (b)	290	9,193
Cie de Saint-Gobain	2,990	128,640
Cie Generale des Etablissements Michelin	888	105,085
CNP Assurances	693	15,983
Credit Agricole SA	6,687	91,529
Danone SA	3,493	274,977
Dassault Aviation SA	13	24,189
Dassault Systemes SE	737	119,424
Edenred	1,274	48,549
Eiffage SA	450	50,646
Electricite de France SA	3,351	54,883
Engie SA	10,242	150,151
Essilor International SA	1,195	172,416
Eurazeo SA	327	24,824
Eutelsat Communications SA	1,102	26,095
Faurecia SA	436	26,711
Fonciere Des Regions REIT	182	19,024

Gecina SA REIT	321	55,108
Getlink	3,044	38,337
Hermes International	182	118,346
ICADE REIT	196	19,122
Iliad SA	155	20,025
Imerys SA	269	19,328
Ingenico Group SA	363	25,509
Ipsen SA	236	41,953
JCDecaux SA	551	18,151
Kering	455	247,171
Klepierre SA REIT	1,245	44,655
Legrand SA	1,581	119,101
L’Oreal SA	1,431	343,336
LVMH Moet Hennessy Louis Vuitton SE	1,582	554,290
Natixis SA	5,634	37,603
Orange SA	11,205	181,437
Pernod Ricard SA	1,258	198,591
Peugeot SA	3,364	92,543
Publicis Groupe SA	1,208	77,541
Remy Cointreau SA	132	18,493
Renault SA	969	83,458
Rexel SA	1,852	29,129
Safran SA	1,801	234,765
Sanofi	6,613	565,649
Schneider Electric SE	3,161	257,720
SCOR SE	913	36,996
SEB SA	52	9,694
Societe BIC SA	172	15,922
Societe Generale SA	4,313	176,423
Sodexo SA (b)	501	52,175
Suez	2,131	30,808
Teleperformance	332	63,779
Thales SA	628	88,458
TOTAL SA	13,766	860,784
Ubisoft Entertainment SA*	594	63,888
Unibail-Rodamco-Westfield (a)	603	126,688
Unibail-Rodamco-Westfield CDI*	3,460	36,117
Valeo SA	1,357	61,604
Veolia Environnement SA	2,862	60,329
Vinci SA	2,861	274,175
Vivendi SA	6,101	158,277
Wendel SA	166	24,587

		8,924,357

Germany - 5.9%
1&1 Drillisch AG	294	14,879
adidas AG	1,039	259,174
Allianz SE	2,515	536,099
Axel Springer SE	270	19,619
BASF SE	5,209	481,835
Bayer AG	5,344	498,602
Bayerische Motoren Werke AG	1,896	183,568

Beiersdorf AG	593	69,039
Brenntag AG	919	55,406
Commerzbank AG*	6,471	61,179
Continental AG	557	102,186
Covestro AG, 144A	1,058	90,116
Daimler AG	5,128	331,545
Delivery Hero SE, 144A*	504	27,765
Deutsche Bank AG (d)	11,535	129,903
Deutsche Boerse AG	1,090	150,561
Deutsche Lufthansa AG	1,297	33,859
Deutsche Post AG	6,196	225,902
Deutsche Telekom AG*	18,999	306,759
Deutsche Wohnen SE	2,372	119,879
E.ON SE	12,500	133,196
Evonik Industries AG	731	27,246
Fraport AG Frankfurt Airport Services Worldwide	275	24,719
Fresenius Medical Care AG & Co. KGaA	1,296	131,268
Fresenius SE & Co. KGaA	2,462	187,984
GEA Group AG	1,051	39,929
Hannover Rueck SE	347	47,649
HeidelbergCement AG	812	64,639
Henkel AG & Co. KGaA	539	60,156
HOCHTIEF AG	110	17,850
HUGO BOSS AG	380	30,356
Infineon Technologies AG	6,720	170,982
Innogy SE*	804	34,857
K+S AG (b)	1,243	28,272
KION Group AG	421	28,744
LANXESS AG	559	43,915
Linde AG	1,049	238,899
MAN SE	197	21,415
Merck KGaA	781	82,024
METRO AG	1,102	17,211
MTU Aero Engines AG	294	64,464
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	920	198,414
OSRAM Licht AG	588	26,400
ProSiebenSat.1 Media SE	993	26,153
Puma SE	46	25,202
RWE AG	3,076	78,015
SAP SE	5,730	689,188
Siemens AG	4,530	588,814
Siemens Healthineers AG, 144A*	800	36,359
Symrise AG	729	68,084
Telefonica Deutschland Holding AG	3,870	16,095
thyssenkrupp AG	2,537	58,632
TUI AG	2,586	47,674
Uniper SE	1,157	35,348
United Internet AG	727	38,244
Volkswagen AG	191	30,750
Vonovia SE	3,094	158,703
Wirecard AG	681	151,217
Zalando SE, 144A*	629	33,089

		7,500,031

Greece - 0.1%
Alpha Bank AE*	5,620	10,320
Eurobank Ergasias SA*	8,743	7,459
FF Group*(c)	197	1,098
Hellenic Telecommunications Organization SA	1,632	20,819
JUMBO SA	804	12,020
Motor Oil Hellas Corinth Refineries SA	300	7,069
National Bank of Greece SA*(c)	18,661	5,302
OPAP SA	950	10,206
Piraeus Bank SA*	1,840	5,126
Titan Cement Co. SA	1,045	24,017

		103,436

Hong Kong - 3.2%
AIA Group Ltd.	72,079	621,723
Alibaba Health Information Technology Ltd.*(b)	18,606	18,822
Alibaba Pictures Group Ltd.*(b)	125,724	15,217
ASM Pacific Technology Ltd.	1,459	15,392
Bank of East Asia Ltd.	7,059	26,127
Beijing Enterprises Holdings Ltd.	4,016	19,265
Beijing Enterprises Water Group Ltd.*	40,392	22,026
BOC Hong Kong Holdings Ltd.	22,412	109,365
Brilliance China Automotive Holdings Ltd.	16,673	26,426
China Everbright International Ltd.	17,222	14,504
China Gas Holdings Ltd.	11,340	36,048
China Jinmao Holdings Group Ltd.	23,840	11,239
China Mengniu Dairy Co. Ltd.*	17,124	49,417
China Merchants Port Holdings Co. Ltd.	8,077	16,486
China Mobile Ltd.	33,742	317,268
China Overseas Land & Investment Ltd.	22,002	69,661
China Resources Beer Holdings Co. Ltd.	10,265	43,682
China Resources Gas Group Ltd.	6,094	27,757
China Resources Land Ltd.	17,263	60,155
China Resources Power Holdings Co. Ltd.	10,586	19,071
China State Construction International Holdings Ltd.	17,120	17,821
China Taiping Insurance Holdings Co. Ltd.	9,495	30,123
China Unicom Hong Kong Ltd.	33,681	39,179
CITIC Ltd.	42,412	60,305
CK Asset Holdings Ltd.	14,667	104,554
CK Hutchison Holdings Ltd.	14,438	166,385
CK Infrastructure Holdings Ltd.	4,263	31,176
CLP Holdings Ltd.	9,735	114,420
COSCO SHIPPING Ports Ltd.	10,385	10,995
Dairy Farm International Holdings Ltd.	1,900	17,613
Far East Horizon Ltd.	23,786	22,517
Fullshare Holdings Ltd.*	40,320	16,131
Galaxy Entertainment Group Ltd.	14,163	104,841
GCL-Poly Energy Holdings Ltd.*(b)	96,713	6,531
Guangdong Investment Ltd.	16,510	29,281
Haier Electronics Group Co. Ltd.*	6,673	17,387
Hang Lung Group Ltd.	5,409	15,161
Hang Lung Properties Ltd.	11,995	23,688
Hang Seng Bank Ltd.	4,229	114,659

Henderson Land Development Co. Ltd.	8,054	42,585
HKT Trust & HKT Ltd. (a)	23,103	29,847
Hong Kong & China Gas Co. Ltd.	54,035	111,254
Hong Kong Exchanges & Clearing Ltd.	6,675	189,991
Hongkong Land Holdings Ltd.	6,500	44,980
Hysan Development Co. Ltd.	3,460	17,744
Jardine Matheson Holdings Ltd.	1,221	77,070
Jardine Strategic Holdings Ltd.	946	34,340
Kerry Properties Ltd.	5,008	18,982
Kingboard Holdings Ltd.	7,113	25,285
Kunlun Energy Co. Ltd.	20,204	21,108
Lee & Man Paper Manufacturing Ltd.	20,026	19,187
Li & Fung Ltd. (b)	36,180	10,280
Link REIT	13,182	131,337
Melco Resorts & Entertainment Ltd., ADR	1,458	34,817
MTR Corp. Ltd.	8,746	45,074
New World Development Co. Ltd.	35,628	47,572
Nine Dragons Paper Holdings Ltd.	12,077	13,695
NWS Holdings Ltd.	13,225	23,556
PCCW Ltd.	41,327	21,957
Power Assets Holdings Ltd.	8,161	57,240
Shanghai Industrial Holdings Ltd.	11,641	27,735
Shimao Property Holdings Ltd.	8,233	24,546
Sino Biopharmaceutical Ltd.	42,891	54,319
Sino Land Co. Ltd.	19,284	32,677
SJM Holdings Ltd. (b)	15,845	17,927
Sun Art Retail Group Ltd.	14,742	16,998
Sun Hung Kai Properties Ltd.	9,137	135,622
Swire Pacific Ltd., Class A	3,468	39,215
Swire Properties Ltd.	7,770	30,541
Techtronic Industries Co. Ltd.	8,898	54,417
WH Group Ltd., 144A	50,252	37,903
Wharf Holdings Ltd.	7,848	22,398
Wharf Real Estate Investment Co. Ltd.	7,297	48,391
Wheelock & Co. Ltd.	4,647	29,159
Yue Yuen Industrial Holdings Ltd.	4,190	11,611

		4,083,778

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	1,849	18,857
OTP Bank Nyrt	1,460	53,749
Richter Gedeon Nyrt	860	16,900

		89,506

India - 0.1%
Dr. Reddy’s Laboratories Ltd., ADR (b)	188	6,606
ICICI Bank Ltd., ADR	2,385	22,967
Infosys Ltd., ADR (b)	1,052	21,850
Tata Motors Ltd., ADR*	341	6,326
Wipro Ltd., ADR (b)	3,838	19,766

		77,515

Indonesia - 0.5%
PT Adaro Energy Tbk	58,815	7,447
PT Astra International Tbk	114,047	56,133
PT Bank Central Asia Tbk	58,137	97,882
PT Bank Danamon Indonesia Tbk	24,984	11,534
PT Bank Mandiri Persero Tbk	78,023	36,548
PT Bank Negara Indonesia Persero Tbk	41,438	21,943
PT Bank Rakyat Indonesia Persero Tbk	338,251	73,024
PT Bank Tabungan Negara Persero Tbk	24,384	4,552
PT Bumi Serpong Damai Tbk*	65,305	5,320
PT Charoen Pokphand Indonesia Tbk	46,080	15,579
PT Gudang Garam Tbk	4,819	23,882
PT Hanjaya Mandala Sampoerna Tbk	42,841	11,139
PT Indah Kiat Pulp & Paper Corp. Tbk	15,005	19,457
PT Indocement Tunggal Prakarsa Tbk	11,524	13,867
PT Indofood Sukses Makmur Tbk	20,447	8,849
PT Jasa Marga Persero Tbk	25,689	7,900
PT Kalbe Farma Tbk	1,354	124
PT Matahari Department Store Tbk	18,878	9,612
PT Pakuwon Jati Tbk	129,039	4,512
PT Perusahaan Gas Negara Persero Tbk	52,185	7,581
PT Semen Indonesia Persero Tbk	23,030	14,775
PT Surya Citra Media Tbk	35,244	5,025
PT Telekomunikasi Indonesia Persero Tbk	293,847	69,622
PT Tower Bersama Infrastructure Tbk	25,342	9,548
PT Unilever Indonesia Tbk	7,385	21,984
PT United Tractors Tbk	11,214	26,189
PT Waskita Karya Persero Tbk	28,356	3,648

		587,676

Ireland - 0.5%
AerCap Holdings NV*	785	44,721
AIB Group PLC	4,179	23,497
Bank of Ireland Group PLC	7,147	58,403
CRH PLC	4,693	155,851
DCC PLC	517	46,617
James Hardie Industries PLC CDI	2,782	42,340
Kerry Group PLC, Class A	823	93,858
Paddy Power Betfair PLC	472	43,008
Ryanair Holdings PLC, ADR*	170	17,318
Smurfit Kappa Group PLC	1,237	50,513

		576,126

Isle of Man - 0.0%
GVC Holdings PLC	3,742	53,461

Israel - 0.3%
Azrieli Group Ltd.	249	12,937
Bank Hapoalim BM	4,731	35,459
Bank Leumi Le-Israel BM	6,164	41,430
Bezeq The Israeli Telecommunication Corp. Ltd.	7,667	9,166
Check Point Software Technologies Ltd.*	705	81,914
Elbit Systems Ltd.	145	18,711
Frutarom Industries Ltd.	235	23,989
Israel Chemicals Ltd.	3,828	22,373
Mizrahi Tefahot Bank Ltd.	1,222	22,064
Nice Ltd.*	425	48,949
Teva Pharmaceutical Industries Ltd., ADR	5,345	122,454

		439,446

Italy - 1.2%
Assicurazioni Generali SpA	6,866	114,326
Atlantia SpA	2,862	59,631
Davide Campari-Milano SpA	3,346	29,615
Enel SpA	45,137	223,194
Eni SpA	14,435	267,752
Ferrari NV	719	94,057
Intesa Sanpaolo SpA	78,444	193,718
Leonardo SpA	2,489	27,880
Luxottica Group SpA	918	60,865
Mediobanca SpA	4,137	38,493
Moncler SpA	981	44,364
Pirelli & C SpA, 144A*	2,194	17,669
Poste Italiane SpA, 144A	3,006	23,140
Prysmian SpA	1,470	37,914
Recordati SpA	624	21,852
Snam SpA	12,910	52,988
Telecom Italia SpA*	63,577	40,515
Telecom Italia SpA-RSP	39,484	21,949
Terna Rete Elettrica Nazionale SpA	10,172	53,439
UniCredit SpA	11,136	160,724

		1,584,085

Japan - 15.7%
Acom Co. Ltd.	3,300	13,484
Aeon Co. Ltd.	2,000	43,317
AEON Financial Service Co. Ltd.	400	8,190
Aeon Mall Co. Ltd.	500	8,366
AGC, Inc.	800	32,040
Air Water, Inc.	1,000	17,928
Aisin Seiki Co. Ltd.	1,100	50,887
Ajinomoto Co., Inc.	3,700	62,804
Alfresa Holdings Corp.	1,100	27,592
Alps Electric Co. Ltd.	1,200	36,072
Amada Holdings Co. Ltd.	1,100	11,761
ANA Holdings, Inc.	300	10,392
Aozora Bank Ltd.	400	14,130
Asahi Group Holdings Ltd.	3,100	140,032
Asahi Kasei Corp.	7,700	112,960
Asics Corp.	600	8,975
Astellas Pharma, Inc.	11,000	186,320
Bandai Namco Holdings, Inc.	1,100	42,669
Bank of Kyoto Ltd.	200	10,098
Benesse Holdings, Inc.	200	6,255
Bridgestone Corp.	4,200	154,717
Brother Industries Ltd.	919	18,875
Calbee, Inc.	300	9,545
Canon, Inc.	6,500	208,438
Casio Computer Co. Ltd.	700	11,246
Central Japan Railway Co.	800	160,670
Chiba Bank Ltd.	2,500	16,425
Chubu Electric Power Co., Inc.	4,200	61,067
Chugai Pharmaceutical Co. Ltd.	1,000	57,961
Chugoku Electric Power Co., Inc.	1,200	14,991
Coca-Cola Bottlers Japan Holdings, Inc.	600	17,010

Concordia Financial Group Ltd.	8,100	38,856
Credit Saison Co. Ltd.	500	8,280
CyberAgent, Inc.	600	34,128
CYBERDYNE, Inc.*	400	3,150
Dai Nippon Printing Co. Ltd.	1,000	22,437
Daicel Corp.	1,000	11,313
Daifuku Co. Ltd.	600	31,158
Dai-ichi Life Holdings, Inc.	6,800	129,562
Daiichi Sankyo Co. Ltd.	3,304	128,996
Daikin Industries Ltd.	1,500	191,297
Daito Trust Construction Co. Ltd.	500	74,926
Daiwa House Industry Co. Ltd.	3,571	108,920
Daiwa House REIT Investment Corp. REIT	6	13,911
Daiwa Securities Group, Inc.	7,000	41,984
DeNA Co. Ltd.	300	5,190
Denso Corp.	3,700	178,323
Dentsu, Inc.	900	42,039
Disco Corp.	200	35,784
Don Quijote Holdings Co. Ltd.	500	24,300
East Japan Railway Co.	1,900	171,942
Eisai Co. Ltd.	1,400	126,757
Electric Power Development Co. Ltd.	400	10,588
FamilyMart UNY Holdings Co. Ltd.	500	43,606
FANUC Corp.	1,100	215,575
Fast Retailing Co. Ltd.	300	139,888
Fuji Electric Co. Ltd.	2,000	16,110
FUJIFILM Holdings Corp.	1,700	71,895
Fujitsu Ltd.	10,000	73,180
Fukuoka Financial Group, Inc.	2,000	11,214
Hakuhodo DY Holdings, Inc.	1,200	20,250
Hamamatsu Photonics KK	900	36,207
Hankyu Hanshin Holdings, Inc.	1,400	49,960
Hikari Tsushin, Inc.	100	18,909
Hino Motors Ltd.	1,000	10,530
Hirose Electric Co. Ltd.	105	12,493
Hisamitsu Pharmaceutical Co., Inc.	300	21,924
Hitachi Chemical Co. Ltd.	400	8,395
Hitachi Construction Machinery Co. Ltd.	500	14,940
Hitachi High-Technologies Corp.	200	7,857
Hitachi Ltd.	31,207	203,768
Hitachi Metals Ltd.	700	8,089
Honda Motor Co. Ltd.	10,000	296,283
Hoshizaki Corp.	200	18,972
Hoya Corp.	2,000	116,947
Hulic Co. Ltd.	1,300	12,309
Idemitsu Kosan Co. Ltd.	704	35,545
IHI Corp.	600	20,952
Iida Group Holdings Co. Ltd.	500	9,234
Inpex Corp.	7,100	77,639
Isetan Mitsukoshi Holdings Ltd.	1,400	15,826
Isuzu Motors Ltd.	4,500	65,084
ITOCHU Corp.	8,900	155,676

J. Front Retailing Co. Ltd.	1,000	14,220
Japan Airlines Co. Ltd.	300	10,814
Japan Airport Terminal Co. Ltd.	200	8,955
Japan Exchange Group, Inc.	3,500	61,678
Japan Post Bank Co. Ltd.	1,100	12,850
Japan Post Holdings Co. Ltd.	8,899	105,721
Japan Prime Realty Investment Corp. REIT	3	10,854
Japan Real Estate Investment Corp. REIT	5	26,595
Japan Retail Fund Investment Corp. REIT	13	23,517
Japan Tobacco, Inc.	6,800	178,828
JFE Holdings, Inc.	3,500	76,593
JGC Corp.	1,000	20,142
JSR Corp.	600	11,648
JTEKT Corp.	1,300	18,217
JXTG Holdings, Inc.	18,650	131,327
Kajima Corp.	4,000	28,800
Kakaku.com, Inc.	400	7,395
Kaneka Corp.	1,000	9,135
Kansai Electric Power Co., Inc.	5,100	73,097
Kansai Paint Co. Ltd.	800	15,819
Kao Corp.	2,500	194,065
Kawasaki Heavy Industries Ltd.	600	16,416
KDDI Corp.	10,600	280,574
Keihan Holdings Co. Ltd.	600	22,032
Keikyu Corp.	500	8,649
Keio Corp.	400	19,836
Keisei Electric Railway Co. Ltd.	500	16,785
Keyence Corp.	500	283,008
Kikkoman Corp.	1,000	50,131
Kintetsu Group Holdings Co. Ltd.	1,000	39,240
Kirin Holdings Co. Ltd.	5,500	136,003
Kobayashi Pharmaceutical Co. Ltd.	300	21,546
Kobe Steel Ltd.	3,600	30,132
Koito Manufacturing Co. Ltd.	600	37,098
Komatsu Ltd.	6,200	176,386
Konami Holdings Corp.	400	16,758
Konica Minolta, Inc.	5,100	51,913
Kose Corp.	100	18,450
Kubota Corp.	6,500	101,586
Kuraray Co. Ltd.	1,500	21,762
Kurita Water Industries Ltd.	400	11,880
Kyocera Corp.	1,784	112,554
Kyowa Hakko Kirin Co. Ltd.	1,000	17,730
Kyushu Electric Power Co., Inc.	3,100	34,764
Lawson, Inc.	300	17,604
LINE Corp.*	200	9,216
Lion Corp.	1,032	21,743
LIXIL Group Corp.	900	17,650
M3, Inc.	1,071	47,183
Mabuchi Motor Co. Ltd.	200	8,289
Makita Corp.	1,300	58,969
Marubeni Corp.	9,800	80,404

Marui Group Co. Ltd.	900	19,886
Maruichi Steel Tube Ltd.	200	6,129
Mazda Motor Corp.	5,500	63,781
Mebuki Financial Group, Inc.	5,444	19,305
Medipal Holdings Corp.	1,565	31,565
MEIJI Holdings Co. Ltd.	700	46,495
MINEBEA MITSUMI, Inc.	1,800	33,794
MISUMI Group, Inc.	1,500	38,664
Mitsubishi Chemical Holdings Corp.	9,100	81,573
Mitsubishi Corp.	9,200	262,561
Mitsubishi Electric Corp.	11,100	149,852
Mitsubishi Estate Co. Ltd.	6,900	114,545
Mitsubishi Gas Chemical Co., Inc.	600	12,485
Mitsubishi Heavy Industries Ltd.	1,900	70,555
Mitsubishi Materials Corp.	300	8,114
Mitsubishi Motors Corp.	5,900	42,056
Mitsubishi Tanabe Pharma Corp.	1,100	18,345
Mitsubishi UFJ Financial Group, Inc.	71,300	430,457
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,900	10,688
Mitsui & Co. Ltd.	10,200	170,061
Mitsui Chemicals, Inc.	800	20,693
Mitsui Fudosan Co. Ltd.	5,900	135,114
Mitsui OSK Lines Ltd.	600	16,135
Mizuho Financial Group, Inc.	150,500	264,266
MS&AD Insurance Group Holdings, Inc.	2,700	82,985
Murata Manufacturing Co. Ltd.	1,100	189,933
Nabtesco Corp.	700	18,251
Nagoya Railroad Co. Ltd.	800	18,252
NEC Corp.	1,600	44,209
Nexon Co. Ltd.*	3,160	39,646
NGK Insulators Ltd.	1,000	16,290
NGK Spark Plug Co. Ltd.	800	22,752
NH Foods Ltd.	500	18,248
Nidec Corp.	1,400	202,925
Nikon Corp.	1,100	21,058
Nintendo Co. Ltd.	689	249,035
Nippon Building Fund, Inc. REIT	6	34,938
Nippon Electric Glass Co. Ltd.	400	12,852
Nippon Express Co. Ltd.	300	18,792
Nippon Paint Holdings Co. Ltd.	700	27,657
Nippon Prologis REIT, Inc. REIT	7	13,640
Nippon Steel & Sumitomo Metal Corp.	4,910	98,788
Nippon Telegraph & Telephone Corp.	4,000	178,202
Nippon Yusen KK	800	15,091
Nissan Chemical Corp.	400	19,080
Nissan Motor Co. Ltd.	16,500	154,442
Nisshin Seifun Group, Inc.	1,350	27,010
Nissin Foods Holdings Co. Ltd.	240	15,315
Nitori Holdings Co. Ltd.	401	60,884
Nitto Denko Corp.	900	69,888

NOK Corp.	200	3,820
Nomura Holdings, Inc.	24,200	110,752
Nomura Real Estate Holdings, Inc.	600	13,009
Nomura Real Estate Master Fund, Inc. REIT	22	30,651
Nomura Research Institute Ltd.	752	37,427
NSK Ltd.	4,600	52,206
NTT Data Corp.	3,700	47,553
NTT DOCOMO, Inc.	8,142	211,409
Obayashi Corp.	5,500	51,530
Obic Co. Ltd.	300	28,188
Odakyu Electric Railway Co. Ltd.	1,100	23,790
Oji Holdings Corp.	6,322	43,300
Olympus Corp.	1,700	69,233
Omron Corp.	900	40,298
Ono Pharmaceutical Co. Ltd.	1,800	47,305
Oracle Corp.	100	8,397
Oriental Land Co. Ltd.	1,300	139,290
ORIX Corp.	7,400	119,015
Osaka Gas Co. Ltd.	1,600	29,888
Otsuka Corp.	308	11,157
Otsuka Holdings Co. Ltd.	3,283	153,971
Panasonic Corp.	15,500	185,049
Park24 Co. Ltd.	400	11,736
Persol Holdings Co. Ltd.	1,000	22,365
Pola Orbis Holdings, Inc.	400	14,112
Rakuten, Inc.	5,800	44,365
Recruit Holdings Co. Ltd.	6,000	182,900
Renesas Electronics Corp.*	4,600	34,776
Resona Holdings, Inc.	15,600	88,439
Ricoh Co. Ltd.	5,700	59,765
Rinnai Corp.	100	7,443
Rohm Co. Ltd.	400	36,108
Ryohin Keikaku Co. Ltd.	115	34,155
Santen Pharmaceutical Co. Ltd.	1,400	21,571
SBI Holdings, Inc.	1,217	33,571
Secom Co. Ltd.	1,300	106,998
Sega Sammy Holdings, Inc.	700	11,290
Seibu Holdings, Inc.	1,300	23,435
Seiko Epson Corp.	900	15,398
Sekisui Chemical Co. Ltd.	1,400	24,343
Sekisui House Ltd.	4,400	71,815
Seven & i Holdings Co. Ltd.	4,587	186,807
Seven Bank Ltd.	5,100	15,882
SG Holdings Co. Ltd.	500	11,831
Sharp Corp.	600	14,218
Shimadzu Corp.	1,000	29,655
Shimamura Co. Ltd.	100	9,243
Shimano, Inc.	400	61,705
Shimizu Corp.	3,200	27,994
Shin-Etsu Chemical Co. Ltd.	2,600	243,947
Shinsei Bank Ltd.	500	7,677
Shionogi & Co. Ltd.	1,600	92,967

Shiseido Co. Ltd.	2,060	145,058
Shizuoka Bank Ltd.	2,700	23,863
Showa Denko KK	800	38,088
Showa Shell Sekiyu KK	800	16,135
SMC Corp.	300	99,820
SoftBank Group Corp.	4,800	444,965
Sohgo Security Services Co. Ltd.	400	17,604
Sompo Holdings, Inc.	1,700	72,584
Sony Corp.	7,800	445,634
Sony Financial Holdings, Inc.	300	5,981
Stanley Electric Co. Ltd.	800	27,684
Start Today Co. Ltd.	1,033	35,608
Subaru Corp.	3,600	106,954
SUMCO Corp.	1,400	24,999
Sumitomo Chemical Co. Ltd.	9,000	51,112
Sumitomo Corp.	8,200	133,100
Sumitomo Dainippon Pharma Co. Ltd.	700	14,900
Sumitomo Electric Industries Ltd.	6,000	94,933
Sumitomo Heavy Industries Ltd.	400	13,014
Sumitomo Metal Mining Co. Ltd.	1,500	48,466
Sumitomo Mitsui Financial Group, Inc.	8,100	319,378
Sumitomo Mitsui Trust Holdings, Inc.	1,610	64,641
Sumitomo Realty & Development Co. Ltd.	1,539	53,327
Sumitomo Rubber Industries Ltd.	400	5,933
Sundrug Co. Ltd.	400	14,364
Suntory Beverage & Food Ltd.	500	20,498
Suzuken Co. Ltd.	400	18,180
Suzuki Motor Corp.	2,700	175,691
Sysmex Corp.	800	69,409
T&D Holdings, Inc.	4,400	66,905
Taiheiyo Cement Corp.	400	12,096
Taisei Corp.	1,200	53,677
Taisho Pharmaceutical Holdings Co. Ltd.	200	21,672
Taiyo Nippon Sanso Corp.	500	7,362
Takashimaya Co. Ltd.	500	8,073
Takeda Pharmaceutical Co. Ltd.	4,100	171,697
TDK Corp.	800	89,929
Teijin Ltd.	600	11,886
Terumo Corp.	1,700	93,790
THK Co. Ltd.	700	18,749
Tobu Railway Co. Ltd.	800	22,320
Toho Co. Ltd.	500	15,345
Toho Gas Co. Ltd.	200	6,705
Tohoku Electric Power Co., Inc.	3,900	48,930
Tokio Marine Holdings, Inc.	4,000	188,534
Tokyo Century Corp.	200	11,052
Tokyo Electric Power Co. Holdings, Inc.*	10,100	46,723
Tokyo Electron Ltd.	900	152,889
Tokyo Gas Co. Ltd.	3,300	78,201
Tokyo Tatemono Co. Ltd.	1,000	12,258
Tokyu Corp.	1,800	29,679
Tokyu Fudosan Holdings Corp.	2,900	19,758

Toppan Printing Co. Ltd.	3,000	23,409
Toray Industries, Inc.	7,900	59,277
Toshiba Corp.*	37,100	110,856
Tosoh Corp.	1,500	23,571
TOTO Ltd.	640	27,072
Toyo Seikan Group Holdings Ltd.	900	17,043
Toyoda Gosei Co. Ltd.	100	2,495
Toyota Industries Corp.	700	39,627
Toyota Motor Corp.	13,384	834,768
Toyota Tsusho Corp.	1,300	44,343
Trend Micro, Inc.	400	25,200
Tsuruha Holdings, Inc.	200	22,842
Unicharm Corp.	1,800	58,839
United Urban Investment Corp. REIT	12	18,933
USS Co. Ltd.	1,100	20,741
West Japan Railway Co.	900	60,394
Yahoo Japan Corp. (b)	7,900	27,161
Yakult Honsha Co. Ltd.	700	49,771
Yamada Denki Co. Ltd.	4,776	23,684
Yamaguchi Financial Group, Inc.	1,000	10,998
Yamaha Corp.	1,000	47,791
Yamaha Motor Co. Ltd.	1,300	32,959
Yamato Holdings Co. Ltd.	1,400	41,631
Yamazaki Baking Co. Ltd.	1,000	19,458
Yaskawa Electric Corp.	1,300	43,641
Yokogawa Electric Corp.	961	19,711
Yokohama Rubber Co. Ltd.	500	10,508

		19,892,783

Jersey Island - 0.0%
Randgold Resources Ltd.	977	63,610

Luxembourg - 0.2%
ArcelorMittal	3,667	110,413
Eurofins Scientific SE	70	39,521
Millicom International Cellular SA SDR	441	25,389
Reinet Investments SCA	806	15,627
SES SA	1,175	23,568
Tenaris SA	2,770	46,461

		260,979

Macau - 0.1%
MGM China Holdings Ltd.	6,449	12,161
Sands China Ltd.	14,104	68,824
Wynn Macau Ltd.	10,527	29,306

		110,291

Malaysia - 0.6%
AirAsia Group Bhd	8,500	7,115
Alliance Bank Malaysia Bhd	13,100	13,165
AMMB Holdings Bhd	8,087	8,068
Astro Malaysia Holdings Bhd	20,147	8,530
Axiata Group Bhd	16,555	19,337
British American Tobacco Malaysia Bhd	700	5,768
CIMB Group Holdings Bhd	26,928	39,905
DiGi.Com Bhd	12,444	14,262
Fraser & Neave Holdings Bhd	800	7,398

Gamuda Bhd	16,855	15,175
Genting Bhd	15,300	32,093
Genting Malaysia Bhd	18,218	23,141
Genting Plantations Bhd	1,000	2,295
HAP Seng Consolidated Bhd	3,869	9,255
Hartalega Holdings Bhd	9,200	15,895
Hong Leong Bank Bhd	1,982	9,916
Hong Leong Financial Group Bhd	3,353	16,008
IHH Healthcare Bhd	18,191	24,700
IJM Corp. Bhd	17,200	7,827
IOI Corp. Bhd	16,800	18,478
IOI Properties Group Bhd*	9,300	3,960
Kuala Lumpur Kepong Bhd	1,500	9,001
Malayan Banking Bhd	25,459	61,704
Malaysia Airports Holdings Bhd	500	1,138
Maxis Bhd	18,900	26,583
MISC Bhd	8,500	12,265
Nestle Malaysia Bhd	300	10,731
Petronas Chemicals Group Bhd	14,457	33,280
Petronas Dagangan Bhd	1,500	9,928
Petronas Gas Bhd	4,641	21,119
PPB Group Bhd	4,240	17,334
Press Metal Aluminium Holdings Bhd	7,000	8,483
Public Bank Bhd	16,600	101,470
Sime Darby Bhd	17,511	10,866
Sime Darby Plantation Bhd	18,511	24,144
Sime Darby Property Bhd	17,511	5,369
SP Setia Bhd Group	5,500	3,520
Telekom Malaysia Bhd	6,200	4,994
Tenaga Nasional Bhd	19,600	74,785
Top Glove Corp. Bhd	3,900	10,572
UMW Holdings Bhd	3,095	4,474
Westports Holdings Bhd	15,600	14,121
YTL Corp. Bhd	18,972	6,140

		774,312

Mexico - 0.8%
Alfa SAB de CV, Class A	18,088	23,792
Alsea SAB de CV	2,753	9,807
America Movil SAB de CV, Series L	197,159	165,630
Arca Continental SAB de CV	2,312	14,226
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	10,874	17,211
Cemex SAB de CV, Series CPO*	85,917	60,845
Coca-Cola Femsa SAB de CV, Series L	2,959	17,800
El Puerto de Liverpool SAB de CV, Class C1	1,145	8,061
Fibra Uno Administracion SA de CV REIT	16,045	21,046
Fomento Economico Mexicano SAB de CV	11,581	110,753
Fresnillo PLC	1,520	17,680
Gruma SAB de CV, Class B	1,259	15,951
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,259	23,322
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,209	22,650
Grupo Bimbo SAB de CV, Series A	9,233	19,210

Grupo Carso SAB de CV, Series A1	2,671	9,884
Grupo Financiero Banorte SAB de CV, Class O	14,131	96,789
Grupo Financiero Inbursa SAB de CV, Class O	12,814	20,363
Grupo Mexico SAB de CV, Series B	23,022	67,505
Grupo Televisa SAB, Series CPO	14,051	50,702
Industrias Penoles SAB de CV	820	13,938
Infraestructura Energetica Nova SAB de CV	3,201	14,885
Kimberly-Clark de Mexico SAB de CV, Class A	7,939	13,946
Mexichem SAB de CV	6,192	20,966
Promotora y Operadora de Infraestructura SAB de CV	1,463	15,502
Wal-Mart de Mexico SAB de CV	29,375	81,320

		953,784

Netherlands - 3.1%
ABN AMRO Group NV, 144A	2,395	64,858
Aegon NV	10,741	64,408
Akzo Nobel NV	1,473	137,672
ASML Holding NV	2,209	450,359
EXOR NV	615	39,962
Heineken Holding NV	624	59,466
Heineken NV	1,488	147,054
ING Groep NV	21,543	292,321
Koninklijke Ahold Delhaize NV	7,339	178,553
Koninklijke DSM NV	1,128	118,337
Koninklijke KPN NV	20,355	52,003
Koninklijke Philips NV	5,512	246,262
Koninklijke Vopak NV	449	23,140
NN Group NV	1,723	73,859
NXP Semiconductors NV*	1,970	183,486
QIAGEN NV*	1,226	47,460
Randstad NV	744	46,600
Royal Dutch Shell PLC, Class A (b)	27,656	896,900
Royal Dutch Shell PLC, Class B	21,468	707,074
Wolters Kluwer NV	1,796	113,825

		3,943,599

New Zealand - 0.2%
a2 Milk Co. Ltd.*	4,019	33,556
Auckland International Airport Ltd.	5,626	26,595
Fisher & Paykel Healthcare Corp. Ltd.	3,288	35,654
Fletcher Building Ltd.	4,865	20,471
Meridian Energy Ltd.	15,202	32,587
Ryman Healthcare Ltd.	3,583	33,400
Spark New Zealand Ltd.	10,747	28,369

		210,632

Norway - 0.5%
Aker BP ASA	591	20,931
DNB ASA	5,698	116,051
Equinor ASA	7,133	182,957
Gjensidige Forsikring ASA	1,172	19,607
Marine Harvest ASA (b)	2,910	62,859
Norsk Hydro ASA	8,242	45,514
Orkla ASA	5,028	41,370
Schibsted ASA, Class B	438	14,258
Telenor ASA	4,401	82,970
Yara International ASA	1,087	50,033

		636,550

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	1,195	15,045
Credicorp Ltd.	335	73,037
Southern Copper Corp. (b)	462	20,161

		108,243

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	11,487	11,483
Aboitiz Power Corp.	24,100	16,677
Alliance Global Group, Inc.*	18,100	4,672
Ayala Corp.	1,900	35,535
Ayala Land, Inc.	45,900	38,201
Bank of the Philippine Islands	2,751	4,824
BDO Unibank, Inc.	12,870	31,316
DMCI Holdings, Inc.	18,000	4,309
GT Capital Holdings, Inc.	452	7,405
International Container Terminal Services, Inc.	5,270	9,230
JG Summit Holdings, Inc.	14,190	15,924
Jollibee Foods Corp.	2,440	13,143
Manila Electric Co.	1,290	9,009
Megaworld Corp.	67,400	5,786
Metro Pacific Investments Corp.	107,600	10,968
Metropolitan Bank & Trust Co.	1,000	1,370
PLDT, Inc.	860	22,406
Robinsons Land Corp.	10,867	4,329
Security Bank Corp.	700	2,546
SM Investments Corp.	1,605	28,997
SM Prime Holdings, Inc.	64,500	47,047
Universal Robina Corp.	6,120	15,967

		341,144

Poland - 0.3%
Alior Bank SA*	831	15,256
Bank Polska Kasa Opieki SA	1,231	38,806
Bank Zachodni WBK SA	227	23,026
CD Projekt SA*	402	22,341
Cyfrowy Polsat SA*	1,178	7,144
Dino Polska SA, 144A*	609	15,000
Grupa Azoty SA	706	7,238
Grupa Lotos SA	1,163	21,932
KGHM Polska Miedz SA*	776	19,009
LPP SA	3	7,450
mBank SA	167	18,454
Orange Polska SA*	14,108	18,498
PGE Polska Grupa Energetyczna SA*	5,140	12,480
PLAY Communications SA, 144A	2,364	13,839
Polski Koncern Naftowy ORLEN SA	1,774	47,017
Polskie Gornictwo Naftowe i Gazownictwo SA*	15,682	24,623
Powszechna Kasa Oszczednosci Bank Polski SA	5,340	60,795
Powszechny Zaklad Ubezpieczen SA	5,147	62,013

		434,921

Portugal - 0.1%
EDP - Energias de Portugal SA	14,091	55,039
Galp Energia SGPS SA	3,921	79,511
Jeronimo Martins SGPS SA	1,374	20,582

		155,132

Qatar - 0.2%
Barwa Real Estate Co.	1,739	17,199
Commercial Bank QSC	1,122	12,142
Doha Bank QPSC	861	6,077
Ezdan Holding Group QSC*	5,833	16,581
Industries Qatar QSC	1,227	41,788
Masraf Al Rayan QSC	2,312	23,939
Qatar Electricity & Water Co. QSC	358	18,819
Qatar Insurance Co. SAQ	872	8,818
Qatar Islamic Bank SAQ	333	12,804
Qatar National Bank QPSC	2,431	118,846

		277,013

Romania - 0.0%
NEPI Rockcastle PLC	2,331	22,208

Russia - 0.8%
Alrosa PJSC	15,816	23,759
Gazprom PJSC	63,877	141,915
Inter RAO UES PJSC	88,655	5,307
LUKOIL PJSC	2,624	182,744
Magnit PJSC, GDR	2,056	30,367
Magnitogorsk Iron & Steel Works PJSC	12,876	9,242
MMC Norilsk Nickel PJSC	347	57,684
Mobile TeleSystems PJSC, ADR	2,988	23,157
Moscow Exchange MICEX-RTS PJSC	8,402	12,205
Novatek PJSC, GDR	555	92,685
Novolipetsk Steel PJSC	7,147	17,542
PhosAgro PJSC, GDR	651	8,626
Polyus PJSC	269	17,429
Rosneft Oil Co. PJSC	2,988	19,289
RusHydro PJSC	1,042,083	9,834
Sberbank of Russia PJSC	63,662	171,667
Severstal PJSC	1,287	20,710
Surgutneftegas PJSC	43,812	18,656
Tatneft PJSC	8,429	97,798
X5 Retail Group NV, GDR	662	15,595

		976,211

Singapore - 0.8%
Ascendas Real Estate Investment Trust REIT	15,800	31,541
CapitaLand Commercial Trust REIT	16,907	21,803
CapitaLand Ltd.	14,657	36,628
CapitaLand Mall Trust REIT	16,709	26,052
ComfortDelGro Corp. Ltd.	14,700	24,526
DBS Group Holdings Ltd.	10,500	190,867
Genting Singapore Ltd.	43,700	34,067
Golden Agri-Resources Ltd.	42,093	8,740
Jardine Cycle & Carriage Ltd.	400	9,454
Keppel Corp. Ltd.	8,800	41,867
Oversea-Chinese Banking Corp. Ltd.	18,400	151,485
Sembcorp Industries Ltd.	5,700	11,337
Singapore Airlines Ltd.	3,100	22,134
Singapore Exchange Ltd.	5,093	27,496

Singapore Press Holdings Ltd.	15,100	30,804
Singapore Technologies Engineering Ltd.	9,430	22,947
Singapore Telecommunications Ltd.	49,400	116,252
Suntec Real Estate Investment Trust REIT	10,528	14,344
United Overseas Bank Ltd.	7,822	154,212
UOL Group Ltd.	3,700	18,627
Venture Corp. Ltd.	1,500	19,792
Wilmar International Ltd.	9,400	21,915

		1,036,890

South Africa - 1.5%
Absa Group Ltd. (b)	3,542	39,180
Anglo American Platinum Ltd.	535	15,655
AngloGold Ashanti Ltd.	3,693	29,629
Aspen Pharmacare Holdings Ltd.	2,172	43,073
Bid Corp. Ltd.	1,820	38,839
Bidvest Group Ltd.	1,985	29,177
Capitec Bank Holdings Ltd. (b)	289	19,721
Clicks Group Ltd.	1,390	19,202
Coronation Fund Managers Ltd.	1,355	5,307
Discovery Ltd.	1,635	19,494
Exxaro Resources Ltd.	1,660	16,815
FirstRand Ltd. (b)	21,178	101,891
Fortress REIT Ltd., Class A REIT	4,045	4,539
Fortress REIT Ltd., Class B REIT	5,342	5,744
Foschini Group Ltd.	1,364	16,206
Gold Fields Ltd.	8,267	20,253
Growthpoint Properties Ltd. REIT	16,756	29,008
Hyprop Investments Ltd. REIT	1,391	9,655
Imperial Holdings Ltd.	925	12,978
Investec Ltd.	992	6,492
Investec PLC	3,437	22,565
Kumba Iron Ore Ltd. (b)	161	2,904
Liberty Holdings Ltd. (b)	500	3,961
Life Healthcare Group Holdings Ltd.	9,050	16,419
Mediclinic International PLC	1,988	12,709
MMI Holdings Ltd.	5,630	6,571
Mr Price Group Ltd.	1,324	20,303
MTN Group Ltd. (b)	9,820	59,468
Naspers Ltd., Class N	2,607	579,371
Nedbank Group Ltd. (b)	800	15,133
Netcare Ltd.	6,103	12,189
Old Mutual Ltd.*	30,472	62,276
Pick n Pay Stores Ltd.	898	4,430
Pioneer Foods Group Ltd.	775	5,564
PSG Group Ltd.	775	11,868
Rand Merchant Investment Holdings Ltd.	2,997	8,329
Redefine Properties Ltd. REIT	30,033	21,153
Remgro Ltd.	3,117	45,479
Resilient REIT Ltd. REIT	1,711	6,636
RMB Holdings Ltd.	5,668	32,515
Sanlam Ltd.	12,439	67,160
Sappi Ltd.	4,039	27,593

Sasol Ltd. (b)	3,139	123,039
Shoprite Holdings Ltd.	3,098	43,007
SPAR Group Ltd. (b)	926	12,918
Standard Bank Group Ltd.	7,254	91,984
Telkom SA SOC Ltd.	999	3,419
Tiger Brands Ltd.	1,114	21,702
Truworths International Ltd.	2,365	13,847
Vodacom Group Ltd.	3,442	29,604
Woolworths Holdings Ltd. (b)	5,742	21,186

		1,888,160

South Korea - 3.4%
Amorepacific Corp.	229	54,105
AMOREPACIFIC Group	189	16,368
BGF retail Co. Ltd.	52	8,011
BNK Financial Group, Inc.	1,561	11,695
Celltrion Healthcare Co. Ltd.*	190	15,430
Celltrion Pharm, Inc.*	91	6,548
Celltrion, Inc.*	493	119,580
Cheil Worldwide, Inc.	410	7,109
CJ CheilJedang Corp.	46	14,154
CJ Corp.	128	15,179
CJ ENM Co. Ltd.	5	1,132
CJ Logistics Corp.*	48	6,641
Coway Co. Ltd.	196	16,093
Daelim Industrial Co. Ltd.	173	12,728
Daewoo Engineering & Construction Co. Ltd.*	700	3,295
DB Insurance Co. Ltd.	374	21,503
DGB Financial Group, Inc.	1,267	11,667
Dongsuh Cos., Inc.	79	1,607
Doosan Bobcat, Inc.	431	13,784
Doosan Heavy Industries & Construction Co. Ltd.*	293	3,725
E-MART, Inc.	123	23,702
GS Engineering & Construction Corp.	432	18,589
GS Holdings Corp.	404	19,272
GS Retail Co. Ltd.	230	7,686
Hana Financial Group, Inc.	1,735	66,554
Hankook Tire Co. Ltd.	460	19,278
Hanmi Pharm. Co. Ltd.	36	16,089
Hanmi Science Co. Ltd.	79	6,167
Hanon Systems	1,053	11,352
Hanssem Co. Ltd.	83	6,151
Hanwha Chemical Corp.	603	10,970
Hanwha Corp.	258	7,382
Hanwha Life Insurance Co. Ltd.	1,535	6,688
HDC Hyundai Development Co-Engineering & Construction, Class E*	203	10,194
HLB, Inc.*	170	15,883
Hyundai Department Store Co. Ltd.	87	7,784
Hyundai Engineering & Construction Co. Ltd.	436	23,501
Hyundai Glovis Co. Ltd.	126	13,696
Hyundai Heavy Industries Co. Ltd.*	240	25,441
Hyundai Heavy Industries Holdings Co. Ltd.*	64	21,704
Hyundai Marine & Fire Insurance Co. Ltd.	560	18,714

Hyundai Mobis Co. Ltd.	386	77,675
Hyundai Motor Co.	806	90,509
Hyundai Steel Co.	538	25,761
Industrial Bank of Korea	1,407	18,833
ING Life Insurance Korea Ltd., 144A	179	5,596
Kakao Corp.	292	32,790
Kangwon Land, Inc.	697	18,127
KB Financial Group, Inc.	2,374	110,260
KCC Corp.	34	9,911
KEPCO Plant Service & Engineering Co. Ltd.	183	5,984
Kia Motors Corp.	1,574	45,319
Korea Aerospace Industries Ltd.*	452	16,953
Korea Electric Power Corp.	1,358	37,209
Korea Gas Corp.*	153	7,230
Korea Investment Holdings Co. Ltd.	260	16,654
Korea Zinc Co. Ltd.	50	18,214
Korean Air Lines Co. Ltd.	478	12,045
KT Corp.	166	4,310
KT&G Corp.	536	48,633
Kumho Petrochemical Co. Ltd.	181	16,585
LG Chem Ltd.	272	89,433
LG Corp.	597	38,347
LG Display Co. Ltd.	1,336	25,504
LG Electronics, Inc.	499	34,428
LG Household & Health Care Ltd.	54	61,366
LG Innotek Co. Ltd.	108	13,923
LG Uplus Corp.	1,204	16,981
Lotte Chemical Corp.	94	26,685
Lotte Corp.*	242	10,479
Lotte Shopping Co. Ltd.	72	11,643
Medy-Tox, Inc.	34	20,458
Mirae Asset Daewoo Co. Ltd.	2,959	21,851
NAVER Corp.	170	114,845
NCSoft Corp.	103	35,855
Netmarble Corp., 144A	95	9,943
NH Investment & Securities Co. Ltd.	790	9,545
OCI Co. Ltd.	94	9,753
Orion Corp.	156	14,995
Ottogi Corp.	8	5,210
Pan Ocean Co. Ltd.*	1,209	5,604
Pearl Abyss Corp.*	34	7,789
POSCO	417	122,311
Posco Daewoo Corp.	441	7,230
S-1 Corp.	95	7,314
Samsung Biologics Co. Ltd., 144A*	97	40,346
Samsung C&T Corp.	465	51,381
Samsung Card Co. Ltd.	267	8,455
Samsung Electro-Mechanics Co. Ltd.	368	53,226
Samsung Electronics Co. Ltd.	27,805	1,210,216
Samsung Engineering Co. Ltd.*	860	13,018
Samsung Fire & Marine Insurance Co. Ltd.	185	44,042
Samsung Heavy Industries Co. Ltd.*	2,333	14,839

Samsung Life Insurance Co. Ltd.	425	35,316
Samsung SDI Co. Ltd.	350	74,204
Samsung SDS Co. Ltd.	218	47,491
Samsung Securities Co. Ltd.	491	14,269
Shinhan Financial Group Co. Ltd.	2,586	101,289
Shinsegae Inc.	11	3,207
SillaJen, Inc.*	295	20,247
SK Holdings Co. Ltd.	189	44,654
SK Hynix, Inc.	3,317	247,326
SK Innovation Co. Ltd.	381	66,058
SK Telecom Co. Ltd.	95	22,403
S-Oil Corp.	285	30,596
ViroMed Co. Ltd.*	75	15,975
Woori Bank	2,652	38,834
Yuhan Corp.	55	11,809

		4,266,442

Spain - 1.9%
ACS Actividades de Construccion y Servicios SA	1,554	64,721
Aena SME SA, 144A	402	71,160
Amadeus IT Group SA	2,699	250,379
Banco Bilbao Vizcaya Argentaria SA	37,231	232,070
Banco de Sabadell SA	35,583	54,603
Banco Santander SA	89,361	444,777
Bankia SA	5,937	22,307
Bankinter SA	3,999	35,575
CaixaBank SA	21,050	94,339
Enagas SA	1,333	37,057
Endesa SA	1,889	42,296
Ferrovial SA	2,737	59,171
Grifols SA	1,834	53,923
Iberdrola SA	33,453	249,371
Industria de Diseno Textil SA	6,193	187,261
Mapfre SA	4,106	12,101
Naturgy Energy Group SA	1,897	50,931
Red Electrica Corp. SA	2,457	51,621
Repsol SA	7,806	150,093
Siemens Gamesa Renewable Energy SA*(b)	1,430	21,338
Telefonica SA	27,714	224,766

		2,409,860

Sweden - 1.7%
Alfa Laval AB	1,570	42,078
Assa Abloy AB, Class B	5,690	115,976
Atlas Copco AB, Class A	3,609	102,881
Atlas Copco AB, Class B	2,233	59,041
Boliden AB	1,736	45,445
Electrolux AB, Series B	1,520	33,906
Epiroc AB, Class A*	3,609	37,490
Epiroc AB, Class B*	2,233	21,355
Essity AB, Class B	3,761	97,468
Hennes & Mauritz AB, Class B (b)	5,652	76,154
Hexagon AB, Class B	1,485	88,205

Husqvarna AB, Class B	2,483	19,739
ICA Gruppen AB (b)	449	13,674
Industrivarden AB, Class C	1,005	21,468
Investor AB, Class B	2,651	119,634
Kinnevik AB, Class B	1,371	45,035
L E Lundbergforetagen AB, Class B	464	15,586
Lundin Petroleum AB	1,060	36,824
Nordea Bank AB	16,772	181,197
Sandvik AB	6,428	112,497
Securitas AB, Class B	1,855	33,002
Skandinaviska Enskilda Banken AB, Class A	8,676	92,593
Skanska AB, Class B	2,036	38,226
SKF AB, Class B	2,272	43,663
Svenska Handelsbanken AB, Class A	8,652	104,872
Swedbank AB, Class A	5,068	117,928
Swedish Match AB	1,121	59,929
Tele2 AB, Class B	1,800	22,202
Telefonaktiebolaget LM Ericsson, Class B	17,816	150,279
Telia Co. AB	15,354	68,097
Volvo AB, Class B	8,310	143,117

		2,159,561

Switzerland - 5.8%
ABB Ltd.	10,455	246,476
Adecco Group AG	987	60,467
Baloise Holding AG	278	42,736
Barry Callebaut AG	11	19,611
Chocoladefabriken Lindt & Spruengli AG	1	88,109
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	6	44,663
Cie Financiere Richemont SA	3,061	270,650
Clariant AG*	1,336	33,384
Coca-Cola HBC AG*	1,428	48,838
Credit Suisse Group AG*	14,341	214,764
Dufry AG*	215	26,596
EMS-Chemie Holding AG	57	35,991
Ferguson PLC	1,325	106,177
Geberit AG	222	100,962
Givaudan SA	50	121,640
Glencore PLC*	69,438	282,266
Julius Baer Group Ltd.*	1,358	72,184
Kuehne + Nagel International AG	269	43,434
LafargeHolcim Ltd.*	2,716	132,262
Lonza Group AG*	372	119,708
Nestle SA	17,656	1,482,430
Novartis AG	12,380	1,026,675
Pargesa Holding SA	273	22,181
Partners Group Holding AG	102	80,085
Roche Holding AG	3,984	989,783
Schindler Holding AG	119	27,502
Schindler Holding AG Participation Certificates	257	61,303
SGS SA	36	94,824
Sika AG	720	106,746
Sonova Holding AG	360	68,304
STMicroelectronics NV	4,492	92,316

Straumann Holding AG	66	52,603
Swatch Group AG - Bearer	192	81,931
Swatch Group AG - Registered	266	21,557
Swiss Life Holding AG*	158	57,250
Swiss Prime Site AG*	522	48,120
Swiss Re AG	1,849	166,272
Swisscom AG	157	70,122
Temenos AG*	331	59,763
UBS Group AG*	22,091	344,955
Vifor Pharma AG	261	48,107
Zurich Insurance Group AG	894	272,281

		7,386,028

Taiwan - 2.9%
Acer, Inc.*	21,546	18,028
Advantech Co. Ltd.	1,905	12,963
Airtac International Group	950	9,124
ASE Technology Holding Co. Ltd.*	19,341	47,416
Asia Cement Corp.	13,174	17,950
Asustek Computer, Inc.	3,948	33,612
AU Optronics Corp.	57,341	24,829
Catcher Technology Co. Ltd.	3,867	47,401
Cathay Financial Holding Co. Ltd.	44,747	76,630
Chailease Holding Co. Ltd.	5,572	18,957
Chang Hwa Commercial Bank Ltd.*	23,748	14,768
Cheng Shin Rubber Industry Co. Ltd.	11,955	18,255
Chicony Electronics Co. Ltd.	2,797	5,883
China Development Financial Holding Corp.	107,985	39,024
China Life Insurance Co. Ltd.	9,248	9,198
China Steel Corp.	73,043	59,809
Chunghwa Telecom Co. Ltd.	22,423	79,209
Compal Electronics, Inc.	27,447	17,202
CTBC Financial Holding Co. Ltd.	111,843	78,652
Delta Electronics, Inc.	11,896	47,638
E.Sun Financial Holding Co. Ltd.	62,677	46,118
Eclat Textile Co. Ltd.	1,554	18,872
Eva Airways Corp.*	11,255	5,716
Far Eastern New Century Corp.	18,760	21,835
Far EasTone Telecommunications Co. Ltd.	11,526	27,469
First Financial Holding Co. Ltd.	63,961	42,793
Formosa Chemicals & Fibre Corp.	17,413	69,731
Formosa Petrochemical Corp.	8,706	35,714
Formosa Plastics Corp.	24,309	89,037
Foxconn Technology Co. Ltd.	5,274	13,393
Fubon Financial Holding Co. Ltd.	34,422	57,043
General Interface Solution Holding Ltd.	1,035	6,419
Giant Manufacturing Co. Ltd.	2,346	10,120
Globalwafers Co. Ltd.	1,097	14,000
Hiwin Technologies Corp.	1,526	13,762
Hon Hai Precision Industry Co. Ltd.	91,062	238,662
Hotai Motor Co. Ltd.	2,364	20,473
HTC Corp.*	5,394	7,832
Hua Nan Financial Holdings Co. Ltd.	54,627	32,013

Innolux Corp.	57,580	21,465
Inventec Corp.	17,279	15,499
Largan Precision Co. Ltd.	586	89,765
Lite-On Technology Corp.	11,499	13,833
Macronix International	9,592	10,306
MediaTek, Inc.	8,213	67,250
Mega Financial Holding Co. Ltd.	67,050	56,321
Nan Ya Plastics Corp.	29,020	80,687
Nanya Technology Corp.	3,251	7,377
Nien Made Enterprise Co. Ltd.	825	6,393
Novatek Microelectronics Corp.	3,219	15,773
Pegatron Corp.	12,632	27,226
Phison Electronics Corp.	954	7,889
Pou Chen Corp.	14,135	15,578
Powertech Technology, Inc.	2,003	5,941
President Chain Store Corp.	3,196	34,858
Quanta Computer, Inc.	15,579	26,781
Realtek Semiconductor Corp.	2,011	9,756
Ruentex Development Co. Ltd.	5,244	5,907
Shin Kong Financial Holding Co. Ltd.*	45,885	18,151
SinoPac Financial Holdings Co. Ltd.	65,607	24,030
Standard Foods Corp.	3,407	5,768
Synnex Technology International Corp.	9,699	12,978
TaiMed Biologics, Inc.*	735	5,468
Taishin Financial Holding Co. Ltd.	56,920	26,778
Taiwan Business Bank*	158,655	57,336
Taiwan Cement Corp.	28,351	39,091
Taiwan Cooperative Financial Holding Co. Ltd.	64,009	38,032
Taiwan High Speed Rail Corp.	21,193	17,871
Taiwan Mobile Co. Ltd.	9,500	33,095
Taiwan Semiconductor Manufacturing Co. Ltd.	143,845	1,198,904
Teco Electric and Machinery Co. Ltd.	9,316	6,824
Uni-President Enterprises Corp.	32,151	81,228
United Microelectronics Corp.	86,652	48,947
Vanguard International Semiconductor Corp.	6,019	14,599
Walsin Technology Corp.	1,948	19,946
Win Semiconductors Corp.	1,984	10,755
Winbond Electronics Corp.	15,974	8,971
Wistron Corp.	11,079	7,845
WPG Holdings Ltd.	14,572	18,455
Yageo Corp.	1,519	34,519
Yuanta Financial Holding Co. Ltd.	73,956	37,442
Zhen Ding Technology Holding Ltd.	2,675	6,845

		3,740,033

Thailand - 0.5%
Advanced Info Service PCL, NVDR	6,000	37,030
Airports of Thailand PCL, NVDR	31,900	65,057
Bangkok Dusit Medical Services PCL, NVDR	400	321
Bangkok Expressway & Metro PCL, NVDR	19,700	5,056
Berli Jucker PCL, NVDR	7,600	13,468
Central Pattana PCL, NVDR	800	2,017

Charoen Pokphand Foods PCL, NVDR	15,500	12,194
CP ALL PCL, NVDR	28,900	59,601
Electricity Generating PCL, NVDR	200	1,381
Home Product Center PCL, NVDR	100	45
Indorama Ventures PCL, NVDR	17,900	32,814
IRPC PCL, NVDR	206,983	43,951
Kasikornbank PCL, NVDR	14,900	96,056
Krung Thai Bank PCL, NVDR	26,200	15,530
Land & Houses PCL, NVDR	17,800	6,145
PTT Exploration & Production PCL, NVDR	8,700	37,878
PTT Global Chemical PCL, NVDR	7,800	19,482
PTT PCL, NVDR	70,000	112,282
Robinson PCL, NVDR	700	1,396
Siam Cement PCL	700	9,667
Siam Cement PCL, NVDR	1,000	13,810
Siam Commercial Bank PCL, NVDR	10,300	46,575
Thai Oil PCL, NVDR	10,300	26,513
True Corp. PCL, NVDR	26,100	5,343

		663,612

Turkey - 0.1%
Akbank TAS	12,818	11,244
Anadolu Efes Biracilik Ve Malt Sanayii AS	823	2,620
Arcelik AS	1,713	3,462
Aselsan Elektronik Sanayi Ve Ticaret AS	1,190	4,679
BIM Birlesik Magazalar AS	1,242	13,808
Coca-Cola Icecek AS	454	1,975
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	25,895	7,256
Ford Otomotiv Sanayi AS	288	2,937
Haci Omer Sabanci Holding AS	7,349	7,969
KOC Holding AS	5,011	11,432
Petkim Petrokimya Holding AS	4,425	3,713
TAV Havalimanlari Holding AS	1,855	9,311
Tofas Turk Otomobil Fabrikasi AS	438	1,528
Tupras Turkiye Petrol Rafinerileri AS	1,017	18,276
Turk Hava Yollari AO*	3,129	7,758
Turkcell Iletisim Hizmetleri AS	5,794	9,353
Turkiye Garanti Bankasi AS	13,821	12,524
Turkiye Halk Bankasi AS	5,710	5,339
Turkiye Is Bankasi AS, Class C	10,175	6,183
Turkiye Sise ve Cam Fabrikalari AS	10,101	9,476
Ulker Biskuvi Sanayi AS*	915	2,067

		152,910

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	13,135	25,389
Aldar Properties PJSC	39,934	20,983
DAMAC Properties Dubai Co. PJSC	10,250	5,860
DP World Ltd.	1,056	22,598
Dubai Investments PJSC	8,131	4,405
Dubai Islamic Bank PJSC	2,697	3,759
Emaar Development PJSC*	4,715	6,791
Emaar Malls PJSC	8,832	4,809
Emaar Properties PJSC	17,548	23,935
Emirates Telecommunications Group Co. PJSC	10,367	47,839

First Abu Dhabi Bank PJSC	8,098	32,629
NMC Health PLC	570	28,997

		227,994

United Kingdom - 9.7%
3i Group PLC	5,718	66,451
Admiral Group PLC	1,635	44,089
Anglo American PLC	7,816	156,211
Ashtead Group PLC	2,958	90,580
Associated British Foods PLC	2,108	62,556
AstraZeneca PLC	7,188	540,027
Auto Trader Group PLC, 144A	5,494	31,988
Aviva PLC	22,200	139,588
Babcock International Group PLC	1,535	14,197
BAE Systems PLC	16,865	132,499
Barclays PLC	97,568	222,246
Barratt Developments PLC	6,129	43,067
Berkeley Group Holdings PLC	752	35,517
BP PLC	112,794	800,324
British American Tobacco PLC	13,538	653,171
British Land Co. PLC REIT	5,685	46,846
BT Group PLC	46,750	131,733
Bunzl PLC	2,056	63,918
Burberry Group PLC	2,513	72,848
Centrica PLC	28,325	52,622
CNH Industrial NV	5,718	68,363
Coca-Cola European Partners PLC	1,252	53,385
Compass Group PLC	8,673	186,483
ConvaTec Group PLC, 144A	8,225	22,745
Croda International PLC	744	49,192
Diageo PLC	14,290	499,188
Direct Line Insurance Group PLC	8,879	38,090
easyJet PLC	1,194	23,606
Experian PLC	5,614	139,742
Fiat Chrysler Automobiles NV*	6,803	114,974
G4S PLC	9,204	29,760
GlaxoSmithKline PLC	29,314	593,014
Hammerson PLC REIT	4,406	26,910
Hargreaves Lansdown PLC	1,707	48,687
HSBC Holdings PLC	114,857	996,031
Imperial Brands PLC	5,685	202,241
Informa PLC	6,677	65,996
InterContinental Hotels Group PLC	1,117	68,859
International Consolidated Airlines Group SA	3,825	34,365
Intertek Group PLC	919	61,168
ITV PLC	22,211	46,260
J Sainsbury PLC	10,425	43,817
John Wood Group PLC	3,836	35,737
Johnson Matthey PLC	1,095	49,629
Kingfisher PLC	13,729	48,680
Land Securities Group PLC REIT	4,201	49,916

Legal & General Group PLC	32,352	106,660
Lloyds Banking Group PLC	398,515	306,375
London Stock Exchange Group PLC	1,823	109,285
Marks & Spencer Group PLC	9,270	36,246
Meggitt PLC	4,874	34,008
Melrose Industries PLC	26,350	76,146
Merlin Entertainments PLC, 144A	3,625	17,478
Micro Focus International PLC	2,494	42,195
Mondi Ltd.	767	21,410
Mondi PLC	2,365	65,768
National Grid PLC	18,307	192,246
Next PLC	867	61,821
Pearson PLC	4,869	57,910
Persimmon PLC	1,841	58,070
Prudential PLC	14,259	320,732
Reckitt Benckiser Group PLC	3,865	328,656
RELX NV	5,735	127,014
RELX PLC	5,850	129,690
Rio Tinto Ltd.	2,330	121,843
Rio Tinto PLC	6,286	298,189
Rolls-Royce Holdings PLC*	9,892	128,886
Royal Bank of Scotland Group PLC	26,857	84,017
Royal Mail PLC	4,320	25,091
RSA Insurance Group PLC	5,796	47,460
Sage Group PLC	6,398	49,386
Schroders PLC	711	28,344
Segro PLC REIT	5,107	43,579
Severn Trent PLC	1,550	40,210
Sky PLC	6,118	122,187
Smith & Nephew PLC	5,207	91,639
Smiths Group PLC	2,495	52,126
SSE PLC	5,270	85,608
St James’s Place PLC	3,284	48,174
Standard Chartered PLC	17,500	142,275
Standard Life Aberdeen PLC	12,414	51,002
Taylor Wimpey PLC	19,484	42,272
Tesco PLC	53,604	171,304
Travis Perkins PLC	934	13,931
Unilever NV	9,241	531,445
Unilever PLC	7,014	399,376
United Utilities Group PLC	4,049	38,929
Vodafone Group PLC	149,613	319,073
Weir Group PLC	1,543	37,498
Whitbread PLC	1,101	65,603
Wm Morrison Supermarkets PLC	12,258	41,835
WPP PLC	7,126	118,114

		12,328,422

United States (e) - 0.4%
Bausch Health Cos., Inc.*	2,807	64,830
Carnival PLC	1,115	66,943
Nexteer Automotive Group Ltd.	4,957	8,349
Shire PLC	5,366	312,948

		453,070

TOTAL COMMON STOCKS (Cost $109,534,738)		117,499,171

PREFERRED STOCKS - 1.1%
Brazil - 0.5%
Banco Bradesco SA	19,065	132,838
Braskem SA, Class A	1,121	16,296
Cia Brasileira de Distribuicao	760	15,239
Cia Energetica de Minas Gerais	5,119	9,376
Gerdau SA	6,153	24,231
Itau Unibanco Holding SA	18,486	191,845
Itausa - Investimentos Itau SA	25,963	61,129
Lojas Americanas SA	3,527	13,508
Petroleo Brasileiro SA	22,580	106,771
Telefonica Brasil SA	2,360	23,188

		594,421

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, Class B	576	24,899

Colombia - 0.0%
Bancolombia SA	3,285	35,803
Grupo Aval Acciones y Valores SA	23,209	9,143
Grupo de Inversiones Suramericana SA	15	174

		45,120

Germany - 0.4%
Bayerische Motoren Werke AG	231	19,373
FUCHS PETROLUB SE	460	26,938
Henkel AG & Co. KGaA	1,009	128,773
Porsche Automobil Holding SE	947	59,930
Sartorius AG	195	35,401
Schaeffler AG	951	12,915
Volkswagen AG	978	159,884

		443,214

Russia - 0.0%
Surgutneftegas PJSC	42,511	23,569
Transneft PJSC	3	6,334

		29,903

South Korea - 0.2%
Amorepacific Corp.	76	9,866
Hyundai Motor Co.	154	10,832
Hyundai Motor Co. - 2nd Preferred	182	13,996
LG Chem Ltd.	45	8,085
Samsung Electronics Co. Ltd.	5,150	183,672

		226,451

TOTAL PREFERRED STOCKS (Cost $1,221,764)		1,364,008

RIGHTS - 0.0%
Hong Kong - 0.0%
China Everbright International Ltd.*, expires 09/13/18	6,030	469

Sweden - 0.0%
Kinnevik AB*, expires 12/31/19 (c)	1,251	0

Taiwan - 0.0%
Hiwin Technologies Corp.*, expires 09/05/18	45	39

TOTAL RIGHTS (Cost $0)		508

SECURITIES LENDING COLLATERAL - 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (f)(g) (Cost $1,608,364)	1,608,364	1,608,364

TOTAL INVESTMENTS - 95.0% (Cost $112,364,866)		$120,472,051
Other assets and liabilities, net - 5.0%		6,348,605

NET ASSETS - 100.0%		$126,820,656

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
COMMON STOCK - 0.1%
Germany - 0.1%
Deutsche Bank AG (d)	123,481	14,736	(13,569)	(2,106)	7,361	—	—	11,535	129,903
SECURITIES LENDING COLLATERAL - 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (f)(g)	3,240,329	—	(1,631,965)	—	—	4,485	—	1,608,364	1,608,364

	3,363,810	14,736	(1,645,534)	(2,106)	7,361	4,485	—	1,619,899	1,738,267

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $1,716,239, which is 1.4% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Securities are domiciled in the United States and trade on a non-U.S. exchange.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $231,926.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2018 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$26,003,259	21.9%
Industrials	14,205,385	11.9
Information Technology	14,140,803	11.9
Consumer Discretionary	13,072,429	11.1
Consumer Staples	11,329,385	9.5
Health Care	10,096,344	8.5
Materials	9,510,139	8.0
Energy	8,632,130	7.2
Telecommunication Services	4,501,192	3.8
Real Estate	3,818,534	3.2
Utilities	3,554,087	3.0

Total	$118,863,687	100.0%

At August 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(h)
MINI S&P/TSX 60 Futures	CAD	7	$256,639	$258,839	9/20/2018	$3,560
MSCI EAFE Futures	USD	39	3,909,435	3,819,660	9/21/2018	(89,775)
MSCI Emerging Markets Index Futures	USD	16	881,300	843,920	9/21/2018	(37,380)
SGX NIFTY 50 Futures	USD	118	2,778,876	2,768,044	9/27/2018	(10,832)

Total net unrealized depreciation						$(134,427)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2018.

As of August 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
The Bank of New York Mellon	9/5/2018	TWD	37,279	USD	1,212	$—	$(2)
Goldman Sachs & Co.	9/6/2018	AED	35,200	USD	9,577	—	(6)
Goldman Sachs & Co.	9/6/2018	AED	70,000	USD	19,048	—	(9)
Goldman Sachs & Co.	9/6/2018	AED	542,100	USD	147,574	—	(8)
Goldman Sachs & Co.	9/6/2018	AUD	1,241,600	USD	923,161	30,577	—
Goldman Sachs & Co.	9/6/2018	AUD	180,400	USD	133,929	4,240	—
Goldman Sachs & Co.	9/6/2018	AUD	270,600	USD	195,821	1,288	—
JP Morgan & Chase Co.	9/6/2018	AUD	451,100	USD	332,255	7,961	—
JP Morgan & Chase Co.	9/6/2018	AUD	4,625,600	USD	3,439,177	113,842	—
RBC Capital Markets	9/6/2018	AUD	1,530,500	USD	1,137,904	37,630	—
Goldman Sachs & Co.	9/6/2018	BRL	162,800	USD	43,057	3,115	—
Goldman Sachs & Co.	9/6/2018	BRL	6,017,900	USD	1,595,392	118,923	—
Goldman Sachs & Co.	9/6/2018	BRL	655,000	USD	173,639	12,937	—
Goldman Sachs & Co.	9/6/2018	BRL	244,100	USD	62,959	3,070	—
JP Morgan & Chase Co.	9/6/2018	BRL	406,900	USD	100,561	730	—
Goldman Sachs & Co.	9/6/2018	CAD	7,792,200	USD	5,988,348	16,627	—
Goldman Sachs & Co.	9/6/2018	CAD	355,200	USD	271,779	—	(436)
Goldman Sachs & Co.	9/6/2018	CAD	236,800	USD	181,444	—	(33)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	9/6/2018	CAD	592,000	USD	453,985	$293	$—
RBC Capital Markets	9/6/2018	CAD	1,916,300	USD	1,472,695	4,097	—
Goldman Sachs & Co.	9/6/2018	CHF	232,600	USD	234,331	—	(5,772)
Goldman Sachs & Co.	9/6/2018	CHF	155,000	USD	156,042	—	(3,958)
Goldman Sachs & Co.	9/6/2018	CHF	456,000	USD	461,801	—	(8,908)
Goldman Sachs & Co.	9/6/2018	CHF	5,322,500	USD	5,391,402	—	(102,786)
JP Morgan & Chase Co.	9/6/2018	CHF	387,600	USD	393,783	—	(6,320)
RBC Capital Markets	9/6/2018	CHF	578,100	USD	585,566	—	(11,182)
Goldman Sachs & Co.	9/6/2018	CLP	221,079,000	USD	345,860	21,438	—
Goldman Sachs & Co.	9/6/2018	CLP	8,088,300	USD	12,163	294	—
Goldman Sachs & Co.	9/6/2018	CLP	5,392,200	USD	8,383	470	—
JP Morgan & Chase Co.	9/6/2018	CLP	13,480,400	USD	20,288	506	—
JP Morgan & Chase Co.	9/6/2018	CNH	372,000	USD	54,570	210	—
Goldman Sachs & Co.	9/6/2018	COP	14,028,300	USD	4,645	41	—
Goldman Sachs & Co.	9/6/2018	COP	392,793,100	USD	135,744	6,841	—
JP Morgan & Chase Co.	9/6/2018	COP	23,380,500	USD	7,843	170	—
Goldman Sachs & Co.	9/6/2018	CZK	1,228,300	USD	56,251	942	—
Goldman Sachs & Co.	9/6/2018	DKK	8,544,700	USD	1,345,569	14,444	—
Goldman Sachs & Co.	9/6/2018	DKK	312,600	USD	47,641	—	(1,057)
Goldman Sachs & Co.	9/6/2018	DKK	208,400	USD	32,499	33	—
JP Morgan & Chase Co.	9/6/2018	DKK	521,000	USD	80,917	—	(246)
Goldman Sachs & Co.	9/6/2018	EGP	668,300	USD	37,107	—	(298)
Goldman Sachs & Co.	9/6/2018	EUR	711,000	USD	833,680	8,016	—
Goldman Sachs & Co.	9/6/2018	EUR	534,400	USD	620,985	401	—
Goldman Sachs & Co.	9/6/2018	EUR	9,521,200	USD	11,167,911	111,216	—
JP Morgan & Chase Co.	9/6/2018	EUR	9,744,400	USD	11,429,929	114,038	—
JP Morgan & Chase Co.	9/6/2018	EUR	801,600	USD	910,803	—	(20,072)
JP Morgan & Chase Co.	9/6/2018	EUR	1,336,000	USD	1,547,693	—	(3,765)
RBC Capital Markets	9/6/2018	EUR	1,933,600	USD	2,267,900	22,466	—
Goldman Sachs & Co.	9/6/2018	GBP	261,100	USD	338,231	—	(354)
Goldman Sachs & Co.	9/6/2018	GBP	4,070,300	USD	5,346,571	68,363	—
JP Morgan & Chase Co.	9/6/2018	GBP	652,600	USD	842,574	—	(3,692)
JP Morgan & Chase Co.	9/6/2018	GBP	6,144,600	USD	8,071,485	103,404	—
RBC Capital Markets	9/6/2018	GBP	488,400	USD	641,538	8,199	—
RBC Capital Markets	9/6/2018	GBP	391,600	USD	498,228	—	(9,584)
Goldman Sachs & Co.	9/6/2018	HKD	38,997,500	USD	4,973,568	4,449	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	9/6/2018	HKD	1,781,100	USD	227,065	$115	$—
Goldman Sachs & Co.	9/6/2018	HKD	1,060,000	USD	135,192	125	—
Goldman Sachs & Co.	9/6/2018	HKD	2,671,700	USD	340,532	100	—
JP Morgan & Chase Co.	9/6/2018	HKD	4,452,800	USD	567,426	43	—
JP Morgan & Chase Co.	9/6/2018	HKD	32,967,900	USD	4,204,444	3,625	—
Goldman Sachs & Co.	9/6/2018	HUF	8,306,500	USD	30,378	849	—
JP Morgan & Chase Co.	9/6/2018	HUF	16,042,500	USD	58,661	1,632	—
Goldman Sachs & Co.	9/6/2018	IDR	257,161,800	USD	17,556	110	—
Goldman Sachs & Co.	9/6/2018	IDR	171,441,200	USD	11,837	206	—
Goldman Sachs & Co.	9/6/2018	IDR	1,795,927,600	USD	124,114	2,278	—
JP Morgan & Chase Co.	9/6/2018	IDR	5,233,162,800	USD	361,581	6,563	—
JP Morgan & Chase Co.	9/6/2018	IDR	428,603,100	USD	29,368	292	—
Goldman Sachs & Co.	9/6/2018	ILS	30,400	USD	8,259	—	(177)
Goldman Sachs & Co.	9/6/2018	ILS	830,000	USD	226,501	—	(3,831)
Goldman Sachs & Co.	9/6/2018	ILS	20,200	USD	5,498	—	(108)
Goldman Sachs & Co.	9/6/2018	INR	282,600	USD	4,029	48	—
Goldman Sachs & Co.	9/6/2018	INR	7,912,200	USD	114,869	3,394	—
JP Morgan & Chase Co.	9/6/2018	INR	471,000	USD	6,726	90	—
Goldman Sachs & Co.	9/6/2018	JPY	51,584,300	USD	463,856	—	(603)
Goldman Sachs & Co.	9/6/2018	JPY	807,047,800	USD	7,225,525	—	(41,041)
Goldman Sachs & Co.	9/6/2018	JPY	27,902,000	USD	249,774	—	(1,452)
Goldman Sachs & Co.	9/6/2018	JPY	77,376,500	USD	696,572	—	(117)
JP Morgan & Chase Co.	9/6/2018	JPY	128,960,800	USD	1,168,978	7,829	—
RBC Capital Markets	9/6/2018	JPY	229,524,500	USD	2,054,876	—	(11,737)
The Bank of New York Mellon	9/6/2018	JPY	1,050,482,300	USD	9,405,381	—	(53,042)
Goldman Sachs & Co.	9/6/2018	KRW	109,701,400	USD	98,088	—	(476)
Goldman Sachs & Co.	9/6/2018	KRW	1,956,268,000	USD	1,749,480	—	(8,174)
JP Morgan & Chase Co.	9/6/2018	KRW	274,253,400	USD	245,219	—	(1,190)
JP Morgan & Chase Co.	9/6/2018	KRW	164,552,100	USD	145,377	—	(2,469)
JP Morgan & Chase Co.	9/6/2018	KRW	2,541,488,000	USD	2,273,082	—	(10,376)
Goldman Sachs & Co.	9/6/2018	MXN	387,500	USD	20,894	631	—
Goldman Sachs & Co.	9/6/2018	MXN	7,060,200	USD	376,213	7,027	—
JP Morgan & Chase Co.	9/6/2018	MXN	968,700	USD	51,212	557	—
The Bank of New York Mellon	9/6/2018	MXN	581,200	USD	30,680	288	—
The Bank of New York Mellon	9/6/2018	MXN	8,826,800	USD	470,304	8,740	—
Goldman Sachs & Co.	9/6/2018	MYR	98,000	USD	23,932	88	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	9/6/2018	MYR	65,300	USD	16,015	$127	$—
Goldman Sachs & Co.	9/6/2018	MYR	163,300	USD	39,800	69	—
Goldman Sachs & Co.	9/6/2018	MYR	2,677,700	USD	658,559	7,071	—
Goldman Sachs & Co.	9/6/2018	NOK	166,000	USD	19,742	—	(57)
Goldman Sachs & Co.	9/6/2018	NOK	110,700	USD	13,502	299	—
Goldman Sachs & Co.	9/6/2018	NOK	2,530,700	USD	311,050	9,207	—
JP Morgan & Chase Co.	9/6/2018	NOK	276,700	USD	32,956	—	(47)
The Bank of New York Mellon	9/6/2018	NOK	2,007,700	USD	246,765	7,301	—
Goldman Sachs & Co.	9/6/2018	NZD	8,000	USD	5,256	—	(36)
Goldman Sachs & Co.	9/6/2018	NZD	223,700	USD	152,289	4,290	—
JP Morgan & Chase Co.	9/6/2018	NZD	13,300	USD	8,899	100	—
Goldman Sachs & Co.	9/6/2018	PHP	374,100	USD	7,066	71	—
Goldman Sachs & Co.	9/6/2018	PHP	561,200	USD	10,479	—	(14)
Goldman Sachs & Co.	9/6/2018	PHP	15,338,200	USD	287,879	1,082	—
JP Morgan & Chase Co.	9/6/2018	PHP	935,300	USD	17,512	24	—
Goldman Sachs & Co.	9/6/2018	PLN	54,900	USD	14,473	—	(340)
Goldman Sachs & Co.	9/6/2018	PLN	230,800	USD	63,152	880	—
Goldman Sachs & Co.	9/6/2018	PLN	36,600	USD	9,969	94	—
JP Morgan & Chase Co.	9/6/2018	PLN	91,500	USD	24,680	—	(7)
The Bank of Nova Scotia	9/6/2018	PLN	1,270,000	USD	347,455	4,796	—
Goldman Sachs & Co.	9/6/2018	QAR	47,500	USD	13,040	—	(6)
Goldman Sachs & Co.	9/6/2018	QAR	19,000	USD	5,215	—	(3)
Goldman Sachs & Co.	9/6/2018	QAR	778,500	USD	213,083	—	(746)
Goldman Sachs & Co.	9/6/2018	QAR	28,500	USD	7,821	—	(7)
Goldman Sachs & Co.	9/6/2018	RUB	1,407,600	USD	22,086	1,244	—
Goldman Sachs & Co.	9/6/2018	RUB	57,711,000	USD	921,243	66,726	—
Goldman Sachs & Co.	9/6/2018	RUB	2,111,400	USD	31,703	440	—
JP Morgan & Chase Co.	9/6/2018	RUB	3,519,000	USD	52,197	91	—
Goldman Sachs & Co.	9/6/2018	SEK	1,758,300	USD	200,638	8,283	—
Goldman Sachs & Co.	9/6/2018	SEK	437,400	USD	49,134	1,283	—
Goldman Sachs & Co.	9/6/2018	SEK	656,100	USD	71,806	29	—
JP Morgan & Chase Co.	9/6/2018	SEK	1,093,600	USD	120,368	730	—
The Bank of Nova Scotia	9/6/2018	SEK	16,176,100	USD	1,845,460	75,822	—
Goldman Sachs & Co.	9/6/2018	SGD	32,900	USD	24,122	150	—
Goldman Sachs & Co.	9/6/2018	SGD	475,600	USD	349,577	3,041	—
JP Morgan & Chase Co.	9/6/2018	SGD	874,200	USD	642,499	5,531	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	9/6/2018	SGD	82,300	USD	60,266	$300	$—
JP Morgan & Chase Co.	9/6/2018	SGD	49,400	USD	35,847	—	(148)
Goldman Sachs & Co.	9/6/2018	THB	670,900	USD	20,142	—	(360)
Goldman Sachs & Co.	9/6/2018	THB	447,200	USD	13,466	—	(200)
Goldman Sachs & Co.	9/6/2018	THB	1,118,100	USD	34,249	82	—
Goldman Sachs & Co.	9/6/2018	THB	18,337,100	USD	551,558	—	(8,786)
Goldman Sachs & Co.	9/6/2018	TRY	76,400	USD	15,329	3,735	—
Goldman Sachs & Co.	9/6/2018	TRY	44,000	USD	6,782	105	—
Goldman Sachs & Co.	9/6/2018	TRY	29,400	USD	5,528	1,067	—
JP Morgan & Chase Co.	9/6/2018	TRY	1,127,200	USD	226,108	55,055	—
JP Morgan & Chase Co.	9/6/2018	TRY	73,400	USD	12,034	896	—
Goldman Sachs & Co.	9/6/2018	TWD	2,540,600	USD	83,339	592	—
Goldman Sachs & Co.	9/6/2018	TWD	5,429,000	USD	177,685	863	—
Goldman Sachs & Co.	9/6/2018	TWD	98,734,100	USD	3,226,077	10,306	—
Goldman Sachs & Co.	9/6/2018	TWD	3,810,800	USD	123,727	—	(391)
JP Morgan & Chase Co.	9/6/2018	TWD	6,351,400	USD	207,447	582	—
Goldman Sachs & Co.	9/6/2018	USD	176,232	AED	647,300	—	(10)
Goldman Sachs & Co.	9/6/2018	USD	1,224,104	AUD	1,692,600	—	(7,297)
JP Morgan & Chase Co.	9/6/2018	USD	3,671,454	AUD	5,076,700	—	(21,825)
RBC Capital Markets	9/6/2018	USD	1,106,858	AUD	1,530,500	—	(6,584)
Goldman Sachs & Co.	9/6/2018	USD	1,718,064	BRL	7,079,800	18,938	—
JP Morgan & Chase Co.	9/6/2018	USD	98,774	BRL	406,900	1,057	—
Goldman Sachs & Co.	9/6/2018	USD	6,430,070	CAD	8,384,200	—	(4,656)
JP Morgan & Chase Co.	9/6/2018	USD	454,020	CAD	592,000	—	(328)
RBC Capital Markets	9/6/2018	USD	1,469,612	CAD	1,916,300	—	(1,014)
Goldman Sachs & Co.	9/6/2018	USD	6,376,914	CHF	6,166,100	—	(11,914)
JP Morgan & Chase Co.	9/6/2018	USD	400,851	CHF	387,600	—	(748)
RBC Capital Markets	9/6/2018	USD	597,767	CHF	578,100	—	(1,019)
Goldman Sachs & Co.	9/6/2018	USD	345,925	CLP	234,559,500	—	(1,721)
JP Morgan & Chase Co.	9/6/2018	USD	19,897	CLP	13,480,400	—	(115)
JP Morgan & Chase Co.	9/6/2018	USD	54,449	CNH	372,000	—	(88)
Goldman Sachs & Co.	9/6/2018	USD	133,149	COP	406,821,400	358	—
JP Morgan & Chase Co.	9/6/2018	USD	7,655	COP	23,380,500	17	—
Goldman Sachs & Co.	9/6/2018	USD	55,544	CZK	1,228,300	—	(235)
Goldman Sachs & Co.	9/6/2018	USD	1,415,063	DKK	9,065,700	—	(2,775)
JP Morgan & Chase Co.	9/6/2018	USD	81,322	DKK	521,000	—	(158)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	9/6/2018	USD	37,294	EGP	668,300	$112	$—
Goldman Sachs & Co.	9/6/2018	USD	12,528,699	EUR	10,766,600	—	(25,757)
JP Morgan & Chase Co.	9/6/2018	USD	13,826,632	EUR	11,882,000	—	(28,408)
RBC Capital Markets	9/6/2018	USD	2,249,744	EUR	1,933,600	—	(4,310)
Goldman Sachs & Co.	9/6/2018	USD	5,630,344	GBP	4,331,400	—	(13,551)
JP Morgan & Chase Co.	9/6/2018	USD	8,835,306	GBP	6,797,200	—	(20,959)
RBC Capital Markets	9/6/2018	USD	1,143,780	GBP	880,000	—	(2,630)
Goldman Sachs & Co.	9/6/2018	USD	5,670,897	HKD	44,510,300	672	—
JP Morgan & Chase Co.	9/6/2018	USD	4,767,835	HKD	37,420,700	366	—
Goldman Sachs & Co.	9/6/2018	USD	29,643	HUF	8,306,500	—	(114)
JP Morgan & Chase Co.	9/6/2018	USD	57,250	HUF	16,042,500	—	(221)
Goldman Sachs & Co.	9/6/2018	USD	150,408	IDR	2,224,530,600	504	—
JP Morgan & Chase Co.	9/6/2018	USD	380,751	IDR	5,661,765,900	3,343	—
Goldman Sachs & Co.	9/6/2018	USD	244,652	ILS	880,600	—	(278)
Goldman Sachs & Co.	9/6/2018	USD	115,534	INR	8,194,800	—	(77)
JP Morgan & Chase Co.	9/6/2018	USD	6,635	INR	471,000	1	—
Goldman Sachs & Co.	9/6/2018	USD	8,693,991	JPY	963,910,600	—	(15,050)
JP Morgan & Chase Co.	9/6/2018	USD	1,163,159	JPY	128,960,800	—	(2,010)
RBC Capital Markets	9/6/2018	USD	2,069,933	JPY	229,524,500	—	(3,320)
The Bank of New York Mellon	9/6/2018	USD	9,474,901	JPY	1,050,482,300	—	(16,478)
Goldman Sachs & Co.	9/6/2018	USD	1,855,383	KRW	2,065,969,400	834	—
JP Morgan & Chase Co.	9/6/2018	USD	2,675,765	KRW	2,980,293,500	1,949	—
Goldman Sachs & Co.	9/6/2018	USD	389,451	MXN	7,447,700	—	(2)
JP Morgan & Chase Co.	9/6/2018	USD	50,654	MXN	968,700	—	—
The Bank of New York Mellon	9/6/2018	USD	491,973	MXN	9,408,000	—	(17)
Goldman Sachs & Co.	9/6/2018	USD	730,973	MYR	3,004,300	—	(23)
Goldman Sachs & Co.	9/6/2018	USD	335,735	NOK	2,807,400	—	(889)
JP Morgan & Chase Co.	9/6/2018	USD	33,090	NOK	276,700	—	(87)
The Bank of New York Mellon	9/6/2018	USD	240,105	NOK	2,007,700	—	(642)
Goldman Sachs & Co.	9/6/2018	USD	153,735	NZD	231,700	—	(442)
JP Morgan & Chase Co.	9/6/2018	USD	8,825	NZD	13,300	—	(25)
Goldman Sachs & Co.	9/6/2018	USD	304,234	PHP	16,273,500	51	—
JP Morgan & Chase Co.	9/6/2018	USD	17,469	PHP	935,300	19	—
Goldman Sachs & Co.	9/6/2018	USD	87,573	PLN	322,300	—	(614)
JP Morgan & Chase Co.	9/6/2018	USD	24,862	PLN	91,500	—	(174)
The Bank of Nova Scotia	9/6/2018	USD	345,067	PLN	1,270,000	—	(2,408)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	9/6/2018	USD	238,661	QAR	873,500	$1,262	$—
Goldman Sachs & Co.	9/6/2018	USD	908,880	RUB	61,230,000	—	(2,257)
JP Morgan & Chase Co.	9/6/2018	USD	52,256	RUB	3,519,000	—	(151)
Goldman Sachs & Co.	9/6/2018	USD	312,182	SEK	2,851,800	—	(200)
JP Morgan & Chase Co.	9/6/2018	USD	119,714	SEK	1,093,600	—	(76)
The Bank of Nova Scotia	9/6/2018	USD	1,770,502	SEK	16,176,100	—	(864)
Goldman Sachs & Co.	9/6/2018	USD	371,163	SGD	508,500	—	(655)
JP Morgan & Chase Co.	9/6/2018	USD	734,224	SGD	1,005,900	—	(1,296)
Goldman Sachs & Co.	9/6/2018	USD	628,595	THB	20,573,300	83	—
Goldman Sachs & Co.	9/6/2018	USD	22,595	TRY	149,800	137	—
JP Morgan & Chase Co.	9/6/2018	USD	181,071	TRY	1,200,600	1,121	—
Goldman Sachs & Co.	9/6/2018	USD	3,598,063	TWD	110,514,500	1,397	—
JP Morgan & Chase Co.	9/6/2018	USD	206,805	TWD	6,351,400	60	—
Goldman Sachs & Co.	9/6/2018	USD	1,715,656	ZAR	25,143,700	—	(6,032)
JP Morgan & Chase Co.	9/6/2018	USD	98,597	ZAR	1,445,000	—	(346)
Goldman Sachs & Co.	9/6/2018	ZAR	867,000	USD	60,573	1,622	—
Goldman Sachs & Co.	9/6/2018	ZAR	23,698,700	USD	1,801,121	189,748	—
Goldman Sachs & Co.	9/6/2018	ZAR	578,000	USD	43,131	3,830	—
JP Morgan & Chase Co.	9/6/2018	ZAR	1,445,000	USD	100,273	2,022	—
Goldman Sachs & Co.	10/3/2018	AED	647,300	USD	176,213	1	—
Goldman Sachs & Co.	10/3/2018	AUD	160,000	USD	115,712	689	—
Goldman Sachs & Co.	10/3/2018	AUD	1,692,600	USD	1,224,071	7,274	—
JP Morgan & Chase Co.	10/3/2018	AUD	5,076,700	USD	3,671,165	21,564	—
RBC Capital Markets	10/3/2018	AUD	1,530,500	USD	1,106,773	6,509	—
Goldman Sachs & Co.	10/3/2018	BRL	7,079,800	USD	1,713,325	—	(18,530)
JP Morgan & Chase Co.	10/3/2018	BRL	406,900	USD	98,502	—	(1,034)
Goldman Sachs & Co.	10/3/2018	CAD	203,000	USD	155,770	116	—
Goldman Sachs & Co.	10/3/2018	CAD	8,384,200	USD	6,433,390	4,617	—
JP Morgan & Chase Co.	10/3/2018	CAD	592,000	USD	454,258	328	—
RBC Capital Markets	10/3/2018	CAD	1,916,300	USD	1,470,389	1,023	—
Goldman Sachs & Co.	10/3/2018	CHF	6,166,100	USD	6,391,635	11,741	—
JP Morgan & Chase Co.	10/3/2018	CHF	387,600	USD	401,770	731	—
RBC Capital Markets	10/3/2018	CHF	578,100	USD	599,133	988	—
Goldman Sachs & Co.	10/3/2018	CLP	234,559,500	USD	346,057	1,507	—
JP Morgan & Chase Co.	10/3/2018	CLP	13,480,400	USD	19,910	109	—
Goldman Sachs & Co.	10/3/2018	COP	406,821,400	USD	133,002	—	(303)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	10/3/2018	COP	23,380,500	USD	7,644	$—	$(17)
Goldman Sachs & Co.	10/3/2018	CZK	1,228,300	USD	55,593	233	—
Goldman Sachs & Co.	10/3/2018	DKK	9,065,700	USD	1,418,155	2,816	—
Goldman Sachs & Co.	10/3/2018	DKK	589,000	USD	92,138	183	—
JP Morgan & Chase Co.	10/3/2018	DKK	521,000	USD	81,493	154	—
Goldman Sachs & Co.	10/3/2018	EGP	668,300	USD	36,821	—	(239)
Goldman Sachs & Co.	10/3/2018	EUR	10,766,600	USD	12,553,317	24,932	—
JP Morgan & Chase Co.	10/3/2018	EUR	11,882,000	USD	13,854,056	27,753	—
RBC Capital Markets	10/3/2018	EUR	1,933,600	USD	2,254,202	4,199	—
Goldman Sachs & Co.	10/3/2018	GBP	4,331,400	USD	5,636,308	13,252	—
JP Morgan & Chase Co.	10/3/2018	GBP	6,797,200	USD	8,844,863	20,687	—
RBC Capital Markets	10/3/2018	GBP	880,000	USD	1,145,016	2,594	—
Goldman Sachs & Co.	10/3/2018	HKD	44,510,300	USD	5,673,354	—	(810)
JP Morgan & Chase Co.	10/3/2018	HKD	37,420,700	USD	4,769,611	—	(772)
Goldman Sachs & Co.	10/3/2018	HUF	8,306,500	USD	29,703	122	—
JP Morgan & Chase Co.	10/3/2018	HUF	16,042,500	USD	57,344	215	—
Goldman Sachs & Co.	10/3/2018	IDR	2,224,530,600	USD	147,320	—	(3,085)
Goldman Sachs & Co.	10/3/2018	IDR	1,000,000,000	USD	66,445	—	(1,167)
JP Morgan & Chase Co.	10/3/2018	IDR	5,661,765,900	USD	374,332	—	(8,472)
Goldman Sachs & Co.	10/3/2018	ILS	880,600	USD	245,094	260	—
Goldman Sachs & Co.	10/3/2018	JPY	963,910,600	USD	8,709,962	14,419	—
JP Morgan & Chase Co.	10/3/2018	JPY	128,960,800	USD	1,165,347	1,977	—
RBC Capital Markets	10/3/2018	JPY	229,524,500	USD	2,073,823	3,257	—
The Bank of New York Mellon	10/3/2018	JPY	1,050,482,300	USD	9,492,667	16,151	—
Goldman Sachs & Co.	10/3/2018	MXN	7,447,700	USD	387,790	26	—
JP Morgan & Chase Co.	10/3/2018	MXN	968,700	USD	50,432	—	(3)
The Bank of New York Mellon	10/3/2018	MXN	9,408,000	USD	489,792	—	(35)
Goldman Sachs & Co.	10/3/2018	MYR	3,004,300	USD	726,554	—	(3,907)
Goldman Sachs & Co.	10/3/2018	MYR	274,000	USD	66,280	—	(340)
Goldman Sachs & Co.	10/3/2018	NOK	2,807,400	USD	336,103	897	—
Goldman Sachs & Co.	10/3/2018	NOK	557,000	USD	66,684	178	—
JP Morgan & Chase Co.	10/3/2018	NOK	276,700	USD	33,125	87	—
The Bank of New York Mellon	10/3/2018	NOK	2,007,700	USD	240,345	624	—
Goldman Sachs & Co.	10/3/2018	NZD	90,000	USD	59,715	171	—
Goldman Sachs & Co.	10/3/2018	NZD	231,700	USD	153,733	439	—
JP Morgan & Chase Co.	10/3/2018	NZD	13,300	USD	8,824	25	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	10/3/2018	PHP	16,273,500	USD	303,158	$—	$(783)
JP Morgan & Chase Co.	10/3/2018	PHP	935,300	USD	17,424	—	(45)
Goldman Sachs & Co.	10/3/2018	PLN	322,300	USD	87,618	616	—
JP Morgan & Chase Co.	10/3/2018	PLN	91,500	USD	24,873	174	—
The Bank of Nova Scotia	10/3/2018	PLN	1,270,000	USD	345,207	2,381	—
Goldman Sachs & Co.	10/3/2018	QAR	166,000	USD	45,353	—	(255)
Goldman Sachs & Co.	10/3/2018	QAR	873,500	USD	238,648	—	(1,342)
Goldman Sachs & Co.	10/3/2018	RUB	61,230,000	USD	906,250	2,217	—
Goldman Sachs & Co.	10/3/2018	RUB	4,039,000	USD	59,781	147	—
JP Morgan & Chase Co.	10/3/2018	RUB	3,519,000	USD	52,105	149	—
Goldman Sachs & Co.	10/3/2018	SEK	2,851,800	USD	312,853	213	—
Goldman Sachs & Co.	10/3/2018	SEK	1,316,000	USD	144,369	97	—
JP Morgan & Chase Co.	10/3/2018	SEK	1,093,600	USD	119,963	73	—
The Bank of Nova Scotia	10/3/2018	SEK	16,176,100	USD	1,774,160	789	—
Goldman Sachs & Co.	10/3/2018	SGD	508,500	USD	371,278	629	—
JP Morgan & Chase Co.	10/3/2018	SGD	1,005,900	USD	734,464	1,257	—
Goldman Sachs & Co.	10/3/2018	THB	20,573,300	USD	628,768	—	(382)
Goldman Sachs & Co.	10/3/2018	THB	1,621,000	USD	49,509	—	(63)
Goldman Sachs & Co.	10/3/2018	TRY	149,800	USD	22,241	—	(123)
JP Morgan & Chase Co.	10/3/2018	TRY	1,200,600	USD	177,642	—	(1,603)
Goldman Sachs & Co.	10/3/2018	TWD	2,000,000	USD	65,251	—	(4)
Goldman Sachs & Co.	10/3/2018	TWD	110,514,500	USD	3,600,994	—	(4,813)
JP Morgan & Chase Co.	10/3/2018	TWD	6,351,400	USD	207,061	—	(169)
Goldman Sachs & Co.	10/3/2018	USD	84,992	CHF	82,000	—	(149)
Goldman Sachs & Co.	10/3/2018	USD	49,407	CLP	33,526,000	—	(160)
JP Morgan & Chase Co.	10/3/2018	USD	151,584	EUR	130,000	—	(312)
RBC Capital Markets	10/3/2018	USD	260,262	GBP	200,000	—	(620)
Goldman Sachs & Co.	10/3/2018	USD	382,409	HKD	3,000,000	30	—
Goldman Sachs & Co.	10/3/2018	USD	546,998	JPY	60,535,000	—	(905)
Goldman Sachs & Co.	10/3/2018	USD	36,635	TRY	247,000	242	—
Goldman Sachs & Co.	10/3/2018	ZAR	25,143,700	USD	1,709,357	6,125	—
Goldman Sachs & Co.	10/3/2018	ZAR	1,304,000	USD	88,649	316	—
JP Morgan & Chase Co.	10/3/2018	ZAR	1,445,000	USD	98,230	346	—
Goldman Sachs & Co.	10/4/2018	INR	2,674,000	USD	37,630	83	—
Goldman Sachs & Co.	10/4/2018	INR	8,194,800	USD	114,966	—	(101)
JP Morgan & Chase Co.	10/4/2018	INR	471,000	USD	6,603	—	(11)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	10/4/2018	KRW	2,065,969,400	USD	1,855,883	$—	$(1,557)
JP Morgan & Chase Co.	10/4/2018	KRW	2,980,293,500	USD	2,676,894	—	(2,583)
JP Morgan & Chase Co.	10/9/2018	CNH	372,000	USD	54,403	81	—
JP Morgan & Chase Co.	10/9/2018	CNH	100,000	USD	14,624	21	—

Total unrealized appreciation (depreciation)						$1,596,602	$(589,973)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2018.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (j)	$117,397,375	$—	$101,796	$117,499,171
Preferred Stocks (j)	1,364,008	—	—	1,364,008
Rights (j)	39	469	0	508
Short-Term Investments	1,608,364	—	—	1,608,364
Derivatives (k)
Forward Foreign Currency Contracts	—	1,596,602	—	1,596,602
Futures Contracts	3,560	—	—	3,560

TOTAL	$120,373,346	$1,597,071	$101,796	$122,072,213

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Forward Foreign Currency Contracts	$—	$(589,973)	$—	$(589,973)
Futures Contracts	(137,987)	—	—	(137,987)

TOTAL	$(137,987)	$(589,973)	$—	$(727,960)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended August 31, 2018, the amount of transfers between Level 1 and Level 3 was $104,648 and between Level 3 and Level 1 was $2,974. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 89.8%
Australia - 16.9%
AGL Energy Ltd.	494	$7,380
Alumina Ltd.	1,993	4,126
Amcor Ltd.	864	8,882
AMP Ltd.	2,271	5,453
APA Group (a)	902	6,484
Aristocrat Leisure Ltd.	400	9,084
ASX Ltd.	148	7,197
Aurizon Holdings Ltd.	1,374	4,149
AusNet Services	1,362	1,611
Australia & New Zealand Banking Group Ltd.	2,183	46,296
Bank of Queensland Ltd.	287	2,371
Bendigo & Adelaide Bank Ltd.	349	2,908
BHP Billiton Ltd.	2,420	57,777
BlueScope Steel Ltd.	406	5,052
Boral Ltd.	888	4,469
Brambles Ltd.	1,163	9,172
Caltex Australia Ltd.	217	4,713
Challenger Ltd.	407	3,169
CIMIC Group Ltd.	73	2,586
Coca-Cola Amatil Ltd.	430	2,903
Cochlear Ltd.	44	6,826
Commonwealth Bank of Australia	1,314	67,296
Computershare Ltd.	355	4,905
Crown Resorts Ltd.	278	2,838
CSL Ltd.	340	55,561
Dexus REIT	717	5,526
Domino’s Pizza Enterprises Ltd. (b)	38	1,478
Flight Centre Travel Group Ltd.	42	1,764
Fortescue Metals Group Ltd.	1,237	3,415
Goodman Group REIT	1,271	9,777
GPT Group REIT	1,277	4,746
Harvey Norman Holdings Ltd. (b)	425	1,100
Healthscope Ltd.	1,325	2,086
Incitec Pivot Ltd.	1,280	3,607
Insurance Australia Group Ltd.	1,838	10,201
LendLease Group (a)	472	6,953
Macquarie Group Ltd.	237	22,047
Medibank Pvt Ltd.	2,104	4,598
Mirvac Group REIT	2,673	4,669
MMG Ltd.*	1,587	795
National Australia Bank Ltd.	2,056	41,933
Newcrest Mining Ltd.	628	8,754
Oil Search Ltd.	1,047	6,744
Orica Ltd.	285	3,604
Origin Energy Ltd.*	1,350	7,716
QBE Insurance Group Ltd.	952	7,535
Ramsay Health Care Ltd.	108	4,325
REA Group Ltd.	41	2,686
Santos Ltd.	1,397	6,809
Scentre Group REIT	3,964	11,712

SEEK Ltd.	255	4,106
Sonic Healthcare Ltd.	305	5,743
South32 Ltd.	3,818	9,552
Stockland REIT	1,832	5,439
Suncorp Group Ltd.	983	10,946
Sydney Airport (a)	698	3,618
Tabcorp Holdings Ltd.	1,315	4,538
Telstra Corp. Ltd.	3,210	7,154
TPG Telecom Ltd.	257	1,596
Transurban Group (a)(c)	1,686	14,618
Treasury Wine Estates Ltd.	539	7,544
Vicinity Centres REIT	2,377	4,733
Wesfarmers Ltd.	848	31,365
Westpac Banking Corp.	2,559	52,504
Woodside Petroleum Ltd.	683	18,103
Woolworths Group Ltd.	1,009	20,528

		719,875

China - 24.8%
3SBio, Inc., 144A	974	1,859
51job, Inc., ADR*	18	1,392
58.com, Inc., ADR*	65	4,945
AAC Technologies Holdings, Inc.	550	6,097
Agile Group Holdings Ltd.	1,929	3,151
Agricultural Bank of China Ltd., Class H	21,638	10,476
Air China Ltd., Class H	1,413	1,325
Alibaba Group Holding Ltd., ADR*	871	152,434
Aluminum Corp. of China Ltd., Class H*	3,344	1,414
Angang Steel Co. Ltd., Class H	948	932
Anhui Conch Cement Co. Ltd., Class H	937	5,706
ANTA Sports Products Ltd.	809	4,406
Autohome, Inc., ADR (b)	46	3,800
AviChina Industry & Technology Co. Ltd., Class H	1,649	956
BAIC Motor Corp. Ltd., Class H, 144A	1,294	1,088
Baidu, Inc., ADR*	210	47,561
Bank of China Ltd., Class A	2,000	1,040
Bank of China Ltd., Class H	60,125	27,041
Bank of Communications Co. Ltd., Class H	6,673	4,821
Baozun, Inc., ADR*	27	1,442
BBMG Corp., Class H	2,000	744
Beijing Capital International Airport Co. Ltd., Class H	1,140	1,214
BOE Technology Group Co. Ltd., Class A	200	100
BYD Co. Ltd., Class H	536	3,186
BYD Electronic International Co. Ltd.	483	508
CGN Power Co. Ltd., Class H, 144A	8,157	1,933
China Cinda Asset Management Co. Ltd., Class H	6,245	1,615
China CITIC Bank Corp. Ltd., Class H	7,054	4,404
China Communications Construction Co. Ltd., Class H	3,356	3,331
China Communications Services Corp. Ltd., Class H	2,329	1,929
China Conch Venture Holdings Ltd.	1,372	4,720
China Construction Bank Corp., Class H	71,708	63,497
China Eastern Airlines Corp. Ltd., Class H	2,000	1,279
China Everbright Bank Co. Ltd., Class H	2,178	910
China Evergrande Group*	1,887	6,768
China Galaxy Securities Co. Ltd., Class H	2,526	1,236

China Huarong Asset Management Co. Ltd., Class H, 144A	6,778	1,408
China International Capital Corp. Ltd., Class H, 144A	800	1,464
China International Marine Containers Group Co. Ltd., Class H	262	279
China Life Insurance Co. Ltd., Class H	5,641	12,750
China Literature Ltd., 144A*	115	809
China Longyuan Power Group Corp. Ltd., Class H	2,288	1,927
China Medical System Holdings Ltd.	953	1,578
China Merchants Bank Co. Ltd., Class A	100	414
China Merchants Bank Co. Ltd., Class H	2,809	10,773
China Minsheng Banking Corp. Ltd., Class A	1,200	1,049
China Minsheng Banking Corp. Ltd., Class H	5,001	3,581
China Molybdenum Co. Ltd., Class H (b)	3,489	1,431
China National Building Material Co. Ltd., Class H	2,861	2,676
China Oilfield Services Ltd., Class H	1,287	1,141
China Pacific Insurance Group Co. Ltd., Class H	1,999	7,450
China Petroleum & Chemical Corp., Class H	19,423	19,525
China Railway Construction Corp. Ltd., Class H	1,465	1,771
China Railway Group Ltd., Class H	3,279	2,832
China Railway Signal & Communication Corp. Ltd., Class H, 144A	1,000	707
China Resources Pharmaceutical Group Ltd., 144A	1,448	2,317
China Shenhua Energy Co. Ltd., Class H	2,605	5,808
China Southern Airlines Co. Ltd., Class H	1,486	983
China State Construction Engineering Corp. Ltd., Class A	600	474
China Telecom Corp. Ltd., Class H	10,002	4,702
China Tower Corp. Ltd., Class H, 144A*	24,000	3,669
China United Network Communications Ltd., Class A	400	329
China Vanke Co. Ltd., Class H	961	3,330
China Zhongwang Holdings Ltd.	1,200	563
Chongqing Changan Automobile Co. Ltd., Class A	800	819
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,802	971
CIFI Holdings Group Co. Ltd.	2,130	1,235
CITIC Securities Co. Ltd., Class H	1,866	3,343
CNOOC Ltd.	13,022	23,029
COSCO SHIPPING Development Co. Ltd., Class H*	3,000	436
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	2,000	874
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,400	838
COSCO SHIPPING Holdings Co. Ltd., Class H*	1,541	642
Country Garden Holdings Co. Ltd.	6,048	9,000
Country Garden Services Holdings Co. Ltd.*	1,000	1,712
CRRC Corp. Ltd., Class H	3,349	2,773
CSPC Pharmaceutical Group Ltd.	3,588	9,051
Ctrip.com International Ltd., ADR*	319	12,489
Dali Foods Group Co. Ltd., 144A	1,500	1,089
Datang International Power Generation Co. Ltd., Class H	2,000	512
Dongfeng Motor Group Co. Ltd., Class H	1,670	1,866
ENN Energy Holdings Ltd.	574	5,229
Fang Holdings Ltd., ADR*	162	497
Fosun International Ltd.	2,068	3,741
Future Land Development Holdings Ltd.*	2,000	1,547

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	386	1,424
GDS Holdings Ltd., ADR*	42	1,603
Geely Automobile Holdings Ltd.	3,707	7,878
Genscript Biotech Corp.*(b)	523	1,126
GF Securities Co. Ltd., Class H	917	1,151
GOME Retail Holdings Ltd.*	7,803	756
Great Wall Motor Co. Ltd., Class H	2,394	1,473
Greentown China Holdings Ltd. (b)	500	503
Guangzhou Automobile Group Co. Ltd., Class H	2,231	2,422
Guangzhou R&F Properties Co. Ltd., Class H	817	1,649
Guotai Junan Securities Co. Ltd., Class H, 144A	462	954
Haitian International Holdings Ltd.	578	1,161
Haitong Securities Co. Ltd., Class A	800	1,004
Haitong Securities Co. Ltd., Class H	2,192	1,938
Hengan International Group Co. Ltd.	548	4,933
HengTen Networks Group Ltd.*	13,230	556
Huaneng Power International, Inc., Class H	4,436	2,849
Huaneng Renewables Corp. Ltd., Class H	4,616	1,476
Huatai Securities Co. Ltd., Class H, 144A*	1,265	1,895
Huaxia Bank Co. Ltd., Class A	1,000	1,135
Huazhu Group Ltd., ADR (b)	96	3,304
Hubei Energy Group Co. Ltd., Class A	1,700	1,011
Industrial & Commercial Bank of China Ltd., Class A	200	159
Industrial & Commercial Bank of China Ltd., Class H	52,351	38,552
Industrial Bank Co. Ltd., Class A	100	221
Inner Mongolia Yitai Coal Co. Ltd., Class B	800	962
JD.com, Inc., ADR*	536	16,777
Jiangsu Expressway Co. Ltd., Class H	926	1,170
Jiangxi Copper Co. Ltd., Class H	693	821
Kaisa Group Holdings Ltd.*	1,216	452
Kingdee International Software Group Co. Ltd.	2,000	2,278
Kingsoft Corp. Ltd.	633	1,150
KWG Group Holdings Ltd.	500	534
Legend Holdings Corp., Class H, 144A	300	929
Lenovo Group Ltd. (b)	5,474	3,571
Logan Property Holdings Co. Ltd.	2,000	2,497
Longfor Group Holdings Ltd.	1,248	3,466
Luye Pharma Group Ltd., 144A (b)	500	471
Meitu, Inc., 144A*	1,012	548
Metallurgical Corp. of China Ltd., Class H	2,000	548
Midea Group Co. Ltd., Class A	100	609
Minth Group Ltd.	516	2,114
Momo, Inc., ADR*	109	5,046
NetEase, Inc., ADR	62	12,258
New China Life Insurance Co. Ltd., Class H	621	2,813
New Oriental Education & Technology Group, Inc., ADR	106	8,332
Noah Holdings Ltd., ADR*(b)	21	988
People’s Insurance Co. Group of China Ltd., Class H	5,790	2,508
PetroChina Co. Ltd., Class A	1,000	1,177
PetroChina Co. Ltd., Class H	15,997	11,903
PICC Property & Casualty Co. Ltd., Class H	5,230	5,891
Ping An Bank Co. Ltd., Class A	100	148
Ping An Insurance Group Co. of China Ltd., Class A	200	1,844

Ping An Insurance Group Co. of China Ltd., Class H	3,803	36,631
Postal Savings Bank of China Co. Ltd., Class H, 144A	1,631	960
SAIC Motor Corp. Ltd., Class A	100	427
Semiconductor Manufacturing International Corp.*(b)	2,292	2,704
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,428	1,352
Shanghai Electric Group Co. Ltd., Class H	3,304	1,036
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	418	1,688
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	618	834
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	654	1,717
Shanghai Pudong Development Bank Co. Ltd., Class A	100	151
Shenwan Hongyuan Group Co. Ltd., Class A	1,700	1,110
Shenzhou International Group Holdings Ltd.	567	7,441
Shui On Land Ltd.	2,278	543
Sihuan Pharmaceutical Holdings Group Ltd.	2,895	642
SINA Corp.*	48	3,406
Sino-Ocean Group Holding Ltd.	2,412	1,226
Sinopec Engineering Group Co. Ltd., Class H	1,000	1,042
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,817	1,655
Sinopharm Group Co. Ltd., Class H	1,132	5,632
Sinotrans Ltd., Class H	1,518	636
Sinotruk Hong Kong Ltd. (b)	532	794
SOHO China Ltd.	943	378
Sunac China Holdings Ltd.	1,780	5,828
Sunny Optical Technology Group Co. Ltd.	540	6,863
TAL Education Group, ADR*	281	8,318
Tencent Holdings Ltd.	4,333	187,701
Tingyi Cayman Islands Holding Corp.	1,488	2,658
Tong Ren Tang Technologies Co. Ltd., Class H	1,000	1,450
TravelSky Technology Ltd., Class H	707	1,811
Tsingtao Brewery Co. Ltd., Class H	272	1,293
Uni-President China Holdings Ltd.	1,000	985
Vipshop Holdings Ltd., ADR*	310	2,164
Want Want China Holdings Ltd.	4,080	3,332
Weibo Corp., ADR*	37	2,839
Weichai Power Co. Ltd., Class H	2,603	2,759
Wuliangye Yibin Co. Ltd., Class A	100	906
Wuxi Biologics Cayman, Inc., 144A*	461	4,552
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	439	470
Xinyi Solar Holdings Ltd.	2,485	741
Yangzijiang Shipbuilding Holdings Ltd.	2,202	1,717
Yanzhou Coal Mining Co. Ltd., Class H	1,406	1,625
Yum China Holdings, Inc.	278	10,753
Yuzhou Properties Co. Ltd.	1,000	531
YY, Inc., ADR*	36	2,751
Zhejiang Expressway Co. Ltd., Class H	1,087	863
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	100	429
Zhongsheng Group Holdings Ltd.	356	781
Zhuzhou CRRC Times Electric Co. Ltd., Class H	390	2,104
Zijin Mining Group Co. Ltd., Class H	4,272	1,595
ZTE Corp., Class H*	413	802

		1,060,257

Hong Kong - 12.3%
AIA Group Ltd.	9,122	78,682
Alibaba Health Information Technology Ltd.*(b)	3,023	3,058
Alibaba Pictures Group Ltd.*(b)	9,422	1,140
ASM Pacific Technology Ltd.	247	2,606
Bank of East Asia Ltd.	871	3,224
Beijing Enterprises Holdings Ltd.	224	1,074
Beijing Enterprises Water Group Ltd.*	3,233	1,763
BOC Hong Kong Holdings Ltd.	2,805	13,688
Brilliance China Automotive Holdings Ltd.	2,292	3,633
China Everbright International Ltd.	1,603	1,350
China Everbright Ltd.	840	1,470
China First Capital Group Ltd.*	2,000	1,070
China Gas Holdings Ltd.	1,324	4,209
China Jinmao Holdings Group Ltd.	4,022	1,896
China Mengniu Dairy Co. Ltd.*	2,084	6,014
China Merchants Port Holdings Co. Ltd.	1,160	2,368
China Mobile Ltd.	4,449	41,833
China Overseas Land & Investment Ltd.	2,907	9,204
China Power International Development Ltd.	2,000	436
China Resources Beer Holdings Co. Ltd.	1,281	5,451
China Resources Cement Holdings Ltd.	1,382	1,613
China Resources Gas Group Ltd.	674	3,070
China Resources Land Ltd.	2,102	7,325
China Resources Power Holdings Co. Ltd.	1,459	2,628
China State Construction International Holdings Ltd.	1,530	1,593
China Taiping Insurance Holdings Co. Ltd.	1,221	3,874
China Traditional Chinese Medicine Holdings Co. Ltd.	1,434	1,045
China Travel International Investment Hong Kong Ltd.	2,112	686
China Unicom Hong Kong Ltd.	4,539	5,280
Chong Sing Holdings FinTech Gr*	10,108	708
CITIC Ltd.	3,936	5,597
CK Asset Holdings Ltd.	2,035	14,507
CK Hutchison Holdings Ltd.	2,036	23,463
CK Infrastructure Holdings Ltd.	502	3,671
CLP Holdings Ltd.	1,245	14,633
COSCO SHIPPING Ports Ltd.	1,183	1,252
Dairy Farm International Holdings Ltd.	200	1,854
Far East Horizon Ltd.	1,638	1,551
Fullshare Holdings Ltd.*	5,451	2,181
Galaxy Entertainment Group Ltd.	1,731	12,814
GCL-Poly Energy Holdings Ltd.*(b)	10,248	692
Guangdong Investment Ltd.	1,990	3,529
Haier Electronics Group Co. Ltd.*	1,070	2,788
Hang Lung Group Ltd.	727	2,038
Hang Lung Properties Ltd.	1,535	3,031
Hang Seng Bank Ltd.	571	15,481
Henderson Land Development Co. Ltd.	999	5,282
HK Electric Investments & HK Electric Investments Ltd. (a)	2,180	2,203
HKT Trust & HKT Ltd. (a)	2,871	3,709
Hong Kong & China Gas Co. Ltd.	6,999	14,410
Hong Kong Exchanges & Clearing Ltd.	858	24,421
Hongkong Land Holdings Ltd.	900	6,228

Hysan Development Co. Ltd.	475	2,436
Jardine Matheson Holdings Ltd.	142	8,963
Jardine Strategic Holdings Ltd.	200	7,260
Jiayuan International Group Ltd. (b)	616	1,231
Kerry Properties Ltd.	492	1,865
Kingboard Holdings Ltd.	635	2,257
Kingboard Laminates Holdings Ltd.	885	836
Kunlun Energy Co. Ltd.	1,966	2,054
Lee & Man Paper Manufacturing Ltd.	1,418	1,359
Li & Fung Ltd. (b)	5,132	1,458
Link REIT	1,679	16,728
Melco Resorts & Entertainment Ltd., ADR	187	4,466
MTR Corp. Ltd.	1,154	5,947
New World Development Co. Ltd.	4,623	6,173
Nine Dragons Paper Holdings Ltd.	1,451	1,645
NWS Holdings Ltd.	1,415	2,520
PCCW Ltd.	3,633	1,930
Power Assets Holdings Ltd.	897	6,291
Shanghai Industrial Holdings Ltd.	244	581
Shangri-La Asia Ltd.	950	1,465
Shenzhen International Holdings Ltd.	521	977
Shimao Property Holdings Ltd.	1,023	3,050
Sino Biopharmaceutical Ltd.	5,190	6,573
Sino Land Co. Ltd.	2,442	4,138
SJM Holdings Ltd. (b)	1,243	1,406
Skyworth Digital Holdings Ltd.	2,000	647
SSY Group Ltd.	950	884
Sun Art Retail Group Ltd.	1,738	2,004
Sun Hung Kai Properties Ltd.	1,159	17,203
Swire Pacific Ltd., Class A	378	4,274
Swire Properties Ltd.	899	3,534
Techtronic Industries Co. Ltd.	1,043	6,379
Towngas China Co. Ltd.*	827	762
WH Group Ltd., 144A	6,568	4,954
Wharf Holdings Ltd.	926	2,643
Wharf Real Estate Investment Co. Ltd.	926	6,141
Wheelock & Co. Ltd.	616	3,865
Yue Yuen Industrial Holdings Ltd.	563	1,560
Yuexiu Property Co. Ltd.	4,000	724

		526,509

Indonesia - 1.8%
PT Adaro Energy Tbk	11,783	1,492
PT Astra International Tbk	15,449	7,604
PT Bank Central Asia Tbk	7,478	12,590
PT Bank Danamon Indonesia Tbk	2,232	1,030
PT Bank Mandiri Persero Tbk	14,304	6,700
PT Bank Negara Indonesia Persero Tbk	5,746	3,043
PT Bank Rakyat Indonesia Persero Tbk	42,278	9,127
PT Bank Tabungan Negara Persero Tbk	2,895	541
PT Bumi Serpong Damai Tbk*	5,822	474
PT Charoen Pokphand Indonesia Tbk	5,409	1,829
PT Gudang Garam Tbk	360	1,784
PT Hanjaya Mandala Sampoerna Tbk	8,048	2,093

PT Indah Kiat Pulp & Paper Corp. Tbk	2,000	2,593
PT Indocement Tunggal Prakarsa Tbk	1,395	1,679
PT Indofood CBP Sukses Makmur Tbk	1,765	1,040
PT Indofood Sukses Makmur Tbk	3,544	1,534
PT Jasa Marga Persero Tbk	2,336	718
PT Kalbe Farma Tbk	20,806	1,900
PT Matahari Department Store Tbk	1,890	962
PT Pakuwon Jati Tbk	18,432	644
PT Perusahaan Gas Negara Persero Tbk	6,544	951
PT Semen Indonesia Persero Tbk	2,268	1,455
PT Surya Citra Media Tbk	5,129	731
PT Telekomunikasi Indonesia Persero Tbk	36,798	8,719
PT Tower Bersama Infrastructure Tbk	1,545	582
PT Unilever Indonesia Tbk	1,113	3,313
PT United Tractors Tbk	953	2,226
PT Waskita Karya Persero Tbk	2,761	355

		77,709

Ireland - 0.1%
James Hardie Industries PLC CDI (d)	332	5,053

Macau - 0.3%
MGM China Holdings Ltd.	759	1,431
Sands China Ltd.	1,901	9,277
Wynn Macau Ltd.	1,231	3,427

		14,135

Malaysia - 2.3%
AirAsia Group Bhd	1,200	1,005
Alliance Bank Malaysia Bhd	676	679
AMMB Holdings Bhd	1,200	1,197
Astro Malaysia Holdings Bhd	1,200	508
Axiata Group Bhd	2,036	2,378
British American Tobacco Malaysia Bhd	50	412
CIMB Group Holdings Bhd	3,514	5,208
Dialog Group Bhd	2,400	2,032
DiGi.Com Bhd	2,302	2,638
FGV Holdings Bhd	1,500	551
Fraser & Neave Holdings Bhd	100	925
Gamuda Bhd	1,200	1,080
Genting Bhd	1,700	3,566
Genting Malaysia Bhd	2,353	2,989
Genting Plantations Bhd	200	459
HAP Seng Consolidated Bhd	500	1,196
Hartalega Holdings Bhd	900	1,555
Hong Leong Bank Bhd	551	2,757
Hong Leong Financial Group Bhd	225	1,074
IHH Healthcare Bhd	1,476	2,004
IJM Corp. Bhd	2,300	1,047
IOI Corp. Bhd	1,500	1,650
IOI Properties Group Bhd*	1,225	522
Kuala Lumpur Kepong Bhd	500	3,000
Malayan Banking Bhd	3,265	7,913
Malaysia Airports Holdings Bhd	625	1,422
Maxis Bhd	1,501	2,111
MISC Bhd	925	1,335

Nestle Malaysia Bhd	33	1,180
Petronas Chemicals Group Bhd	1,800	4,144
Petronas Dagangan Bhd	100	662
Petronas Gas Bhd	575	2,617
PPB Group Bhd	360	1,472
Press Metal Aluminium Holdings Bhd	900	1,091
Public Bank Bhd	2,126	12,996
RHB Bank Bhd	600	788
Sime Darby Bhd	1,746	1,083
Sime Darby Plantation Bhd	1,746	2,277
Sime Darby Property Bhd	1,746	535
SP Setia Bhd Group	600	384
Telekom Malaysia Bhd	851	685
Tenaga Nasional Bhd	2,700	10,302
Top Glove Corp. Bhd	300	813
UMW Holdings Bhd	376	544
Westports Holdings Bhd	800	724
YTL Corp. Bhd	3,470	1,123

		96,633

New Zealand - 0.6%
a2 Milk Co. Ltd.*	551	4,600
Auckland International Airport Ltd.	751	3,550
Fisher & Paykel Healthcare Corp. Ltd.	393	4,261
Fletcher Building Ltd.	783	3,295
Meridian Energy Ltd.	979	2,099
Ryman Healthcare Ltd.	296	2,759
Spark New Zealand Ltd.	1,272	3,358

		23,922

Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	1,497	1,497
Aboitiz Power Corp.	1,150	796
Alliance Global Group, Inc.*	3,000	774
Ayala Corp.	215	4,021
Ayala Land, Inc.	6,126	5,099
Bank of the Philippine Islands	1,075	1,885
BDO Unibank, Inc.	1,429	3,477
DMCI Holdings, Inc.	3,000	718
Globe Telecom, Inc.	25	989
GT Capital Holdings, Inc.	82	1,343
International Container Terminal Services, Inc.	383	671
JG Summit Holdings, Inc.	2,840	3,187
Jollibee Foods Corp.	348	1,874
Manila Electric Co.	300	2,095
Megaworld Corp.	8,700	747
Metro Pacific Investments Corp.	11,900	1,213
Metropolitan Bank & Trust Co.	229	314
PLDT, Inc.	75	1,954
Robinsons Land Corp.	1,161	463
Security Bank Corp.	120	437
SM Investments Corp.	177	3,198
SM Prime Holdings, Inc.	7,357	5,366
Universal Robina Corp.	700	1,826

		43,944

Singapore - 3.2%
Ascendas Real Estate Investment Trust REIT	1,750	3,494
BOC Aviation Ltd., 144A	71	520
CapitaLand Commercial Trust REIT	1,823	2,351
CapitaLand Ltd.	1,751	4,376
CapitaLand Mall Trust REIT	1,801	2,808
City Developments Ltd.	250	1,690
ComfortDelGro Corp. Ltd.	1,700	2,836
DBS Group Holdings Ltd.	1,300	23,631
Genting Singapore Ltd.	4,603	3,588
Golden Agri-Resources Ltd.	5,503	1,143
Jardine Cycle & Carriage Ltd.	100	2,364
Keppel Corp. Ltd.	1,200	5,709
Oversea-Chinese Banking Corp. Ltd.	2,250	18,524
SATS Ltd.	600	2,216
Sembcorp Industries Ltd.	650	1,293
Singapore Airlines Ltd.	500	3,570
Singapore Exchange Ltd.	650	3,509
Singapore Press Holdings Ltd.	1,150	2,346
Singapore Technologies Engineering Ltd.	1,150	2,799
Singapore Telecommunications Ltd.	6,503	15,303
Suntec Real Estate Investment Trust REIT	1,800	2,452
United Overseas Bank Ltd.	1,017	20,050
UOL Group Ltd.	358	1,802
Venture Corp. Ltd.	200	2,639
Wilmar International Ltd.	1,450	3,381

		134,394

South Korea - 12.8%
Amorepacific Corp.	24	5,670
AMOREPACIFIC Group	20	1,732
BGF retail Co. Ltd.	6	924
BNK Financial Group, Inc.	196	1,468
Celltrion Healthcare Co. Ltd.*	23	1,868
Celltrion Pharm, Inc.*	11	792
Celltrion, Inc.*	60	14,553
Cheil Worldwide, Inc.	53	919
CJ CheilJedang Corp.	6	1,846
CJ Corp.	9	1,067
CJ ENM Co. Ltd.	7	1,585
CJ Logistics Corp.*	5	692
Coway Co. Ltd.	36	2,956
Daelim Industrial Co. Ltd.	21	1,545
Daewoo Engineering & Construction Co. Ltd.*	94	442
DB Insurance Co. Ltd.	35	2,012
DGB Financial Group, Inc.	126	1,160
Dongsuh Cos., Inc.	17	346
Doosan Bobcat, Inc.	27	863
Doosan Heavy Industries & Construction Co. Ltd.*	48	610
E-MART, Inc.	15	2,890
GS Engineering & Construction Corp.	44	1,893
GS Holdings Corp.	40	1,908

GS Retail Co. Ltd.	20	668
Hana Financial Group, Inc.	223	8,554
Hankook Tire Co. Ltd.	59	2,473
Hanmi Pharm. Co. Ltd.	5	2,235
Hanmi Science Co. Ltd.	11	859
Hanon Systems	165	1,779
Hanssem Co. Ltd.	8	593
Hanwha Chemical Corp.	82	1,492
Hanwha Corp.	30	858
Hanwha Life Insurance Co. Ltd.	222	967
HDC Hyundai Development Co-Engineering & Construction, Class E*	16	803
HLB, Inc.*	23	2,149
Hotel Shilla Co. Ltd.	23	2,232
Hyundai Department Store Co. Ltd.	12	1,074
Hyundai Engineering & Construction Co. Ltd.	55	2,965
Hyundai Glovis Co. Ltd.	13	1,413
Hyundai Heavy Industries Co. Ltd.*	26	2,756
Hyundai Heavy Industries Holdings Co. Ltd.*	8	2,713
Hyundai Marine & Fire Insurance Co. Ltd.	49	1,638
Hyundai Mobis Co. Ltd.	52	10,464
Hyundai Motor Co.	117	13,138
Hyundai Steel Co.	58	2,777
Industrial Bank of Korea	191	2,557
ING Life Insurance Korea Ltd., 144A	23	719
Kakao Corp.	36	4,043
Kangwon Land, Inc.	88	2,289
KB Financial Group, Inc.	299	13,887
KCC Corp.	5	1,458
KEPCO Plant Service & Engineering Co. Ltd.	17	556
Kia Motors Corp.	193	5,557
Korea Aerospace Industries Ltd.*	55	2,063
Korea Electric Power Corp.	187	5,124
Korea Gas Corp.*	21	992
Korea Investment Holdings Co. Ltd.	31	1,986
Korea Zinc Co. Ltd.	6	2,186
Korean Air Lines Co. Ltd.	33	832
KT Corp.	25	649
KT&G Corp.	88	7,985
Kumho Petrochemical Co. Ltd.	14	1,283
LG Chem Ltd.	36	11,837
LG Corp.	73	4,689
LG Display Co. Ltd.	199	3,799
LG Electronics, Inc.	78	5,381
LG Household & Health Care Ltd.	7	7,955
LG Innotek Co. Ltd.	11	1,418
LG Uplus Corp.	200	2,821
Lotte Chemical Corp.	14	3,974
Lotte Corp.*	17	736
Lotte Shopping Co. Ltd.	8	1,294
Medy-Tox, Inc.	3	1,805
Mirae Asset Daewoo Co. Ltd.	279	2,060
NAVER Corp.	21	14,187

NCSoft Corp.	14	4,874
Netmarble Corp., 144A	20	2,093
NH Investment & Securities Co. Ltd.	108	1,305
OCI Co. Ltd.	12	1,245
Orion Corp.	15	1,442
Ottogi Corp.	1	651
Pan Ocean Co. Ltd.*	162	751
Pearl Abyss Corp.*	4	916
POSCO	60	17,599
Posco Daewoo Corp.	54	885
S-1 Corp.	15	1,155
Samsung Biologics Co. Ltd., 144A*	12	4,991
Samsung C&T Corp.	59	6,519
Samsung Card Co. Ltd.	26	823
Samsung Electro-Mechanics Co. Ltd.	41	5,930
Samsung Electronics Co. Ltd.	3,622	157,648
Samsung Engineering Co. Ltd.*	115	1,741
Samsung Fire & Marine Insurance Co. Ltd.	23	5,475
Samsung Heavy Industries Co. Ltd.*	296	1,883
Samsung Life Insurance Co. Ltd.	53	4,404
Samsung SDI Co. Ltd.	42	8,904
Samsung SDS Co. Ltd.	26	5,664
Samsung Securities Co. Ltd.	49	1,424
Shinhan Financial Group Co. Ltd.	325	12,730
Shinsegae Inc.	6	1,749
SillaJen, Inc.*	36	2,471
SK Holdings Co. Ltd.	24	5,670
SK Hynix, Inc.	428	31,913
SK Innovation Co. Ltd.	50	8,669
SK Telecom Co. Ltd.	17	4,009
S-Oil Corp.	33	3,543
ViroMed Co. Ltd.*	10	2,130
Woori Bank	357	5,228
Yuhan Corp.	6	1,288

		548,185

Taiwan - 11.1%
Acer, Inc.*	2,218	1,856
Advantech Co. Ltd.	264	1,796
Airtac International Group	62	595
ASE Technology Holding Co. Ltd.*	2,759	6,764
Asia Cement Corp.	1,876	2,556
Asustek Computer, Inc.	536	4,563
AU Optronics Corp.	6,200	2,685
Catcher Technology Co. Ltd.	509	6,239
Cathay Financial Holding Co. Ltd.	6,143	10,520
Chailease Holding Co. Ltd.	792	2,695
Chang Hwa Commercial Bank Ltd.*	3,596	2,236
Cheng Shin Rubber Industry Co. Ltd.	1,477	2,255
Chicony Electronics Co. Ltd.	495	1,041
China Airlines Ltd.	1,778	545
China Development Financial Holding Corp.	10,901	3,939
China Life Insurance Co. Ltd.	1,873	1,863
China Steel Corp.	9,466	7,751
Chunghwa Telecom Co. Ltd.	2,881	10,177

Compal Electronics, Inc.	2,946	1,846
CTBC Financial Holding Co. Ltd.	13,630	9,585
Delta Electronics, Inc.	1,480	5,927
E.Sun Financial Holding Co. Ltd.	7,225	5,316
Eclat Textile Co. Ltd.	134	1,627
Eva Airways Corp.*	1,342	682
Evergreen Marine Corp. Taiwan Ltd.	1,557	662
Far Eastern New Century Corp.	2,643	3,076
Far EasTone Telecommunications Co. Ltd.	1,211	2,886
Feng TAY Enterprise Co. Ltd.	254	1,538
First Financial Holding Co. Ltd.	7,017	4,695
Formosa Chemicals & Fibre Corp.	2,500	10,011
Formosa Petrochemical Corp.	1,060	4,348
Formosa Plastics Corp.	3,138	11,494
Formosa Taffeta Co. Ltd.	861	1,002
Foxconn Technology Co. Ltd.	698	1,773
Fubon Financial Holding Co. Ltd.	5,043	8,357
General Interface Solution Holding Ltd.	128	794
Giant Manufacturing Co. Ltd.	213	919
Globalwafers Co. Ltd.	171	2,182
Highwealth Construction Corp.	619	1,006
Hiwin Technologies Corp.	163	1,470
Hon Hai Precision Industry Co. Ltd.	12,320	32,289
Hotai Motor Co. Ltd.	232	2,009
HTC Corp.*	466	677
Hua Nan Financial Holdings Co. Ltd.	6,232	3,652
Innolux Corp.	6,600	2,460
Inventec Corp.	1,799	1,614
Largan Precision Co. Ltd.	76	11,642
Lite-On Technology Corp.	1,604	1,930
Macronix International	1,338	1,438
MediaTek, Inc.	1,140	9,335
Mega Financial Holding Co. Ltd.	8,354	7,017
Micro-Star International Co. Ltd.	513	1,779
Nan Ya Plastics Corp.	3,613	10,046
Nanya Technology Corp.	779	1,768
Nien Made Enterprise Co. Ltd.	111	860
Novatek Microelectronics Corp.	468	2,293
Pegatron Corp.	1,463	3,153
Phison Electronics Corp.	123	1,017
Pou Chen Corp.	1,360	1,499
Powertech Technology, Inc.	502	1,489
President Chain Store Corp.	434	4,733
Quanta Computer, Inc.	2,049	3,522
Realtek Semiconductor Corp.	340	1,649
Ruentex Development Co. Ltd.	697	785
Ruentex Industries Ltd.	390	800
Shin Kong Financial Holding Co. Ltd.*	5,790	2,290
SinoPac Financial Holdings Co. Ltd.	8,624	3,159
Standard Foods Corp.	449	760
Synnex Technology International Corp.	666	891

TaiMed Biologics, Inc.*	164	1,220
Taishin Financial Holding Co. Ltd.	7,176	3,376
Taiwan Business Bank*	2,562	926
Taiwan Cement Corp.	3,872	5,339
Taiwan Cooperative Financial Holding Co. Ltd.	5,913	3,513
Taiwan High Speed Rail Corp.	1,281	1,080
Taiwan Mobile Co. Ltd.	1,219	4,247
Taiwan Semiconductor Manufacturing Co. Ltd.	18,363	153,050
Teco Electric and Machinery Co. Ltd.	1,331	975
Uni-President Enterprises Corp.	3,521	8,896
United Microelectronics Corp.	9,255	5,228
Vanguard International Semiconductor Corp.	777	1,885
Walsin Technology Corp.	229	2,345
Win Semiconductors Corp.	240	1,301
Winbond Electronics Corp.	2,367	1,329
Wistron Corp.	2,021	1,431
WPG Holdings Ltd.	860	1,089
Yageo Corp.	179	4,068
Yuanta Financial Holding Co. Ltd.	7,994	4,047
Zhen Ding Technology Holding Ltd.	361	924

		474,097

Thailand - 2.2%
Advanced Info Service PCL, NVDR	798	4,925
Airports of Thailand PCL, NVDR	2,900	5,914
Bangkok Bank PCL, NVDR	300	1,879
Bangkok Dusit Medical Services PCL, NVDR	3,000	2,406
Bangkok Expressway & Metro PCL, NVDR	6,500	1,668
Banpu PCL, NVDR	2,100	1,302
Berli Jucker PCL, NVDR	1,200	2,126
BTS Group Holdings PCL, NVDR	4,400	1,244
Bumrungrad Hospital PCL	346	1,919
Central Pattana PCL, NVDR	1,100	2,773
Charoen Pokphand Foods PCL, NVDR	2,000	1,573
CP ALL PCL, NVDR	3,611	7,447
Delta Electronics Thailand PCL, NVDR	500	1,066
Electricity Generating PCL, NVDR	100	691
Energy Absolute PCL, NVDR	800	947
Glow Energy PCL, NVDR	278	798
Home Product Center PCL, NVDR	4,600	2,052
Indorama Ventures PCL, NVDR	826	1,514
IRPC PCL, NVDR	8,563	1,818
Kasikornbank PCL, NVDR	1,400	9,025
Krung Thai Bank PCL, NVDR	3,004	1,781
Land & Houses PCL, NVDR	1,300	449
Minor International PCL, NVDR	1,700	2,052
PTT Exploration & Production PCL, NVDR	1,100	4,789
PTT Global Chemical PCL	1,500	3,747
PTT PCL, NVDR	7,300	11,709
Robinson PCL, NVDR	500	997
Siam Cement PCL	100	1,381
Siam Cement PCL, NVDR	200	2,762
Siam Commercial Bank PCL, NVDR	1,400	6,331
Thai Oil PCL, NVDR	551	1,418

Thai Union Group PCL, NVDR	1,500	802
TMB Bank PCL, NVDR	10,000	672
True Corp. PCL, NVDR	7,600	1,556

		93,533

United Kingdom - 0.4%
Rio Tinto Ltd.	310	16,211

United States - 0.0%
Nexteer Automotive Group Ltd.	641	1,080

TOTAL COMMON STOCKS (Cost $3,603,124)		3,835,537

EXCHANGE-TRADED FUNDS - 0.7%
Global X MSCI Pakistan ETF	270	2,983
iShares MSCI Australia ETF (b)	220	4,948
iShares MSCI Hong Kong ETF (b)	111	2,681
iShares MSCI South Korea ETF	67	4,510
iShares MSCI Taiwan ETF	100	3,793
Xtrackers MSCI China A Inclusion Equity ETF (e)	682	11,952

TOTAL EXCHANGE-TRADED FUNDS (Cost $33,002)		30,867

PREFERRED STOCKS - 0.7%
South Korea - 0.7%
Amorepacific Corp.	6	779
Hyundai Motor Co.	17	1,196
Hyundai Motor Co. - 2nd Preferred	27	2,076
LG Chem Ltd.	6	1,078
LG Household & Health Care Ltd.	1	673
Samsung Electronics Co. Ltd.	649	23,146

		28,948

TOTAL PREFERRED STOCKS (Cost $22,190)		28,948

RIGHTS - 0.0%
Hong Kong - 0.0%
China Everbright International Ltd.*, expires 09/13/18	593	46

Taiwan - 0.0%
Hiwin Technologies Corp.*, expires 09/05/18	5	5

TOTAL RIGHTS (Cost $0)		51

WARRANT - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL, NVDR*, expires 12/31/19 (c) (Cost $0)	488	2

SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (f)(g)
(Cost $13,161)	13,161	13,161

TOTAL INVESTMENTS - 91.5%
(Cost $3,671,477)		$3,908,566
Other assets and liabilities, net - 8.5%		363,530

NET ASSETS - 100.0%		$4,272,096

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
EXCHANGE-TRADED FUND - 0.3%
Xtrackers MSCI China A Inclusion Equity ETF (e)	—	13,314	—	—	(1,362)	—	—	682	11,952
SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (f)(g)	5,713	7,448	—	—	—	31	—	13,161	13,161

	5,713	20,762	—	—	(1,362)	31	—	13,843	25,113

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $35,859, which is 0.8% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(e)	Affiliated fund advised by DBX Advisors LLC.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $26,322.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
NVDR:	Non Voting Depositary Receipt
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2018 the Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds and Securities Lending Collateral
Information Technology	$1,026,373	26.6%
Financials	995,597	25.8
Consumer Discretionary	279,306	7.3
Materials	267,777	6.9
Real Estate	258,764	6.7
Industrials	256,201	6.6
Consumer Staples	192,183	4.9
Health Care	171,365	4.4
Energy	158,175	4.1
Telecommunication Services	142,119	3.7
Utilities	116,678	3.0

Total	$3,864,538	100.0%

At August 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(h)
SGX NIFTY 50 Futures	USD	16	$376,832	$375,328	9/27/2018	$(1,504)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2018.

As of August 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
The Bank of New York Mellon	9/5/2018	TWD	5,504	USD	179	$—	$—
Goldman Sachs & Co.	9/6/2018	AUD	15,000	USD	11,153	369	—
The Bank of New York Mellon	9/6/2018	AUD	1,015,500	USD	755,024	24,983	—
Goldman Sachs & Co.	9/6/2018	CNH	104,000	USD	15,253	56	—
Goldman Sachs & Co.	9/6/2018	HKD	10,158,900	USD	1,295,621	1,159	—
Goldman Sachs & Co.	9/6/2018	HKD	58,000	USD	7,397	7	—
RBC Capital Markets	9/6/2018	IDR	88,515,000	USD	6,113	108	—
RBC Capital Markets	9/6/2018	IDR	1,052,022,300	USD	72,653	1,284	—
The Bank of New York Mellon	9/6/2018	KRW	637,377,000	USD	570,196	—	(2,470)
Goldman Sachs & Co.	9/6/2018	MYR	376,500	USD	92,597	994	—
Goldman Sachs & Co.	9/6/2018	NZD	34,800	USD	23,691	667	—
Goldman Sachs & Co.	9/6/2018	PHP	2,099,600	USD	39,407	148	—
Goldman Sachs & Co.	9/6/2018	PHP	212,000	USD	3,986	22	—
Goldman Sachs & Co.	9/6/2018	SGD	188,200	USD	138,332	1,203	—
Goldman Sachs & Co.	9/6/2018	THB	2,829,600	USD	85,111	—	(1,356)
Goldman Sachs & Co.	9/6/2018	THB	199,000	USD	5,999	—	(82)
Goldman Sachs & Co.	9/6/2018	TWD	663,000	USD	21,699	105	—
Goldman Sachs & Co.	9/6/2018	TWD	13,886,500	USD	453,733	1,450	—
Goldman Sachs & Co.	9/6/2018	USD	10,848	AUD	15,000	—	(65)
The Bank of New York Mellon	9/6/2018	USD	734,415	AUD	1,015,500	—	(4,374)
Goldman Sachs & Co.	9/6/2018	USD	15,222	CNH	104,000	—	(25)
Goldman Sachs & Co.	9/6/2018	USD	1,301,698	HKD	10,216,900	154	—
RBC Capital Markets	9/6/2018	USD	76,546	IDR	1,140,537,300	828	—
The Bank of New York Mellon	9/6/2018	USD	562,827	KRW	626,989,000	506	—
The Bank of New York Mellon	9/6/2018	USD	9,317	KRW	10,388,000	17	—
Goldman Sachs & Co.	9/6/2018	USD	91,606	MYR	376,500	—	(3)
Goldman Sachs & Co.	9/6/2018	USD	23,090	NZD	34,800	—	(66)
Goldman Sachs & Co.	9/6/2018	USD	43,216	PHP	2,311,600	7	—
Goldman Sachs & Co.	9/6/2018	USD	137,370	SGD	188,200	—	(242)
Goldman Sachs & Co.	9/6/2018	USD	92,536	THB	3,028,600	12	—
Goldman Sachs & Co.	9/6/2018	USD	473,694	TWD	14,549,500	184	—
Goldman Sachs & Co.	10/3/2018	AUD	15,000	USD	10,848	65	—
The Bank of New York Mellon	10/3/2018	AUD	1,015,500	USD	734,359	4,324	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
The Bank of New York Mellon	10/3/2018	AUD	16,000	USD	11,570	$68	$—
Goldman Sachs & Co.	10/3/2018	HKD	10,216,900	USD	1,302,262	—	(186)
RBC Capital Markets	10/3/2018	IDR	11,265,000	USD	749	—	(13)
RBC Capital Markets	10/3/2018	IDR	1,140,537,300	USD	75,283	—	(1,831)
Goldman Sachs & Co.	10/3/2018	MYR	21,000	USD	5,080	—	(26)
Goldman Sachs & Co.	10/3/2018	MYR	376,500	USD	91,052	—	(490)
Goldman Sachs & Co.	10/3/2018	NZD	34,800	USD	23,090	66	—
Goldman Sachs & Co.	10/3/2018	NZD	2,000	USD	1,327	4	—
Goldman Sachs & Co.	10/3/2018	PHP	45,000	USD	838	—	(2)
Goldman Sachs & Co.	10/3/2018	PHP	2,311,600	USD	43,063	—	(111)
Goldman Sachs & Co.	10/3/2018	SGD	188,200	USD	137,413	233	—
Goldman Sachs & Co.	10/3/2018	SGD	3,000	USD	2,191	5	—
Goldman Sachs & Co.	10/3/2018	THB	3,028,600	USD	92,561	—	(56)
Goldman Sachs & Co.	10/3/2018	THB	38,000	USD	1,161	—	(1)
Goldman Sachs & Co.	10/3/2018	TWD	224,000	USD	7,308	—	—
Goldman Sachs & Co.	10/3/2018	TWD	14,549,500	USD	474,080	—	(634)
Goldman Sachs & Co.	10/3/2018	USD	21,033	HKD	165,000	2	—
The Bank of New York Mellon	10/4/2018	KRW	10,500,000	USD	9,413	—	(27)
The Bank of New York Mellon	10/4/2018	KRW	626,989,000	USD	563,130	—	(574)
Goldman Sachs & Co.	10/9/2018	CNH	104,000	USD	15,212	25	—
The Bank of Nova Scotia	10/9/2018	CNH	57,000	USD	8,364	41	—

Total unrealized appreciation (depreciation)						$39,096	$(12,634)

Currency Abbreviations

AUD	Australian Dollar
CNH	Chinese Yuan
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (j)	$3,820,919	$—	$14,618	$3,835,537
Exchange-Traded Funds	30,867	—	—	30,867
Preferred Stocks (j)	28,948	—	—	28,948
Rights (j)	5	46	—	51
Warrant (j)	—	—	2	2
Short-Term Investments	13,161	—	—	13,161
Derivatives (k)
Forward Foreign Currency Contracts	—	39,096	—	39,096

TOTAL	$3,893,900	$39,142	$14,620	$3,947,662

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Forward Foreign Currency Contracts	$—	$(12,634)	$—	$(12,634)
Futures Contracts	(1,504)	—	—	(1,504)

TOTAL	$(1,504)	$(12,634)	$—	$(14,138)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended August 31, 2018, the amount of transfers between Level 1 and Level 3 was $15,135 and between Level 3 and Level 1 was $1,337. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.6%
Australia - 0.0%
MMG Ltd.*	61,114	$30,601

Brazil - 3.7%
Ambev SA	130,571	604,273
Atacadao Distribuicao Comercio e Industria Ltda	8,977	32,046
B3 SA - Brasil Bolsa Balcao	55,791	298,056
Banco Bradesco SA	26,493	163,325
Banco do Brasil SA	23,133	170,952
Banco Santander Brasil SA	11,711	99,482
BB Seguridade Participacoes SA	17,033	102,371
BR Malls Participacoes SA*	22,722	51,044
BRF SA*	13,411	66,280
CCR SA	33,463	76,898
Centrais Eletricas Brasileiras SA*	6,101	23,696
Cia de Saneamento Basico do Estado de Sao Paulo	9,617	57,611
Cia Siderurgica Nacional SA*	16,779	36,169
Cielo SA	37,565	139,263
Cosan SA	4,582	39,148
EDP - Energias do Brasil SA	8,519	28,047
Embraer SA	17,455	83,995
Engie Brasil Energia SA	4,583	41,519
Equatorial Energia SA	4,277	59,853
Fibria Celulose SA	6,340	123,248
Hypera SA	8,797	59,178
IRB Brasil Resseguros S/A	2,545	37,140
JBS SA	23,025	53,138
Klabin SA	23,293	122,095
Kroton Educacional SA	35,542	89,180
Localiza Rent a Car SA	12,103	63,975
Lojas Renner SA	23,517	163,281
M Dias Branco SA	2,871	29,823
Magazine Luiza SA	1,988	63,573
Multiplan Empreendimentos Imobiliarios SA	7,113	32,534
Natura Cosmeticos SA	4,848	34,517
Odontoprev SA	7,456	23,980
Petrobras Distribuidora SA	8,832	42,890
Petroleo Brasileiro SA	78,687	426,557
Porto Seguro SA	3,174	42,766
Raia Drogasil SA	6,116	115,620
Rumo SA*	28,078	98,095
Sul America SA	5,376	30,318
Suzano Papel e Celulose SA	11,351	131,845
TIM Participacoes SA	23,847	71,955
Ultrapar Participacoes SA	9,338	94,386
Vale SA	86,048	1,132,772
WEG SA	27,329	128,422

		5,385,316

Chile - 0.9%
Aguas Andinas SA, Class A	73,567	39,407
Banco de Chile	720,714	103,747

Banco de Credito e Inversiones	1,111	70,776
Banco Santander Chile	1,730,091	132,239
Cencosud SA	40,285	95,372
Cia Cervecerias Unidas SA	4,138	54,453
Colbun SA	222,030	46,720
Empresa Nacional de Telecomunicaciones SA	4,248	34,760
Empresas CMPC SA	32,565	128,172
Empresas COPEC SA	10,127	154,410
Enel Americas SA	763,878	113,345
Enel Chile SA	744,805	72,708
Itau CorpBanca	4,325,203	40,814
Latam Airlines Group SA	6,956	65,084
SACI Falabella	23,326	185,232

		1,337,239

China - 26.2%
3SBio, Inc., 144A	43,856	83,703
51job, Inc., ADR*	655	50,638
58.com, Inc., ADR*	2,394	182,136
AAC Technologies Holdings, Inc.	19,597	217,224
AECC Aviation Power Co. Ltd., Class A	600	2,072
Agile Group Holdings Ltd.	40,585	66,291
Agricultural Bank of China Ltd., Class A	56,400	29,977
Agricultural Bank of China Ltd., Class H	780,828	378,041
Air China Ltd., Class A	1,000	1,138
Air China Ltd., Class H	51,368	48,169
Aisino Corp., Class A	500	2,076
Alibaba Group Holding Ltd., ADR*	31,477	5,508,790
Aluminum Corp. of China Ltd., Class H*	110,978	46,943
Angang Steel Co. Ltd., Class A	1,000	898
Angang Steel Co. Ltd., Class H	25,982	25,556
Anhui Conch Cement Co. Ltd., Class A	1,000	5,437
Anhui Conch Cement Co. Ltd., Class H	37,785	230,116
ANTA Sports Products Ltd.	27,705	150,902
Anxin Trust Co. Ltd., Class A	1,400	1,125
Autohome, Inc., ADR	1,547	127,798
AVIC Aircraft Co. Ltd., Class A	700	1,568
Avic Capital Co. Ltd., Class A	2,300	1,495
AviChina Industry & Technology Co. Ltd., Class H	54,552	31,624
BAIC Motor Corp. Ltd., Class H, 144A	44,320	37,269
Baidu, Inc., ADR*	7,601	1,721,474
Bank of Beijing Co. Ltd., Class A	5,300	4,524
Bank of China Ltd., Class A	46,700	24,274
Bank of China Ltd., Class H	2,163,754	973,155
Bank of Communications Co. Ltd., Class A	32,700	26,908
Bank of Communications Co. Ltd., Class H	233,792	168,893
Bank of Guiyang Co. Ltd., Class A	600	1,045
Bank of Hangzhou Co. Ltd., Class A	1,260	1,480
Bank of Jiangsu Co. Ltd., Class A	2,879	2,652
Bank of Nanjing Co. Ltd., Class A	2,100	2,266
Bank of Ningbo Co. Ltd., Class A	1,300	3,194
Bank of Shanghai Co. Ltd., Class A	2,800	4,801
Baoshan Iron & Steel Co. Ltd., Class A	4,700	5,423

Baozun, Inc., ADR*	1,225	65,403
BBMG Corp., Class A	2,100	1,085
BBMG Corp., Class H	57,292	21,315
Beijing Capital Co. Ltd., Class A	1,102	637
Beijing Capital International Airport Co. Ltd., Class H	42,290	45,045
Beijing Dabeinong Technology Group Co. Ltd., Class A	1,100	551
Beijing Shiji Information Technology Co. Ltd., Class A	200	1,048
Beijing Tongrentang Co. Ltd., Class A	300	1,405
BOE Technology Group Co. Ltd., Class A	39,600	19,772
BYD Co. Ltd., Class A	500	3,255
BYD Co. Ltd., Class H	16,671	99,086
BYD Electronic International Co. Ltd.	17,098	17,972
CAR, Inc.*	19,110	15,339
CGN Power Co. Ltd., Class H, 144A	298,410	70,717
Changjiang Securities Co. Ltd., Class A	1,400	1,035
China Cinda Asset Management Co. Ltd., Class H	248,114	64,172
China CITIC Bank Corp. Ltd., Class A	1,400	1,224
China CITIC Bank Corp. Ltd., Class H	239,677	149,631
China Coal Energy Co. Ltd., Class H	48,885	20,803
China Communications Construction Co. Ltd., Class A	700	1,285
China Communications Construction Co. Ltd., Class H	119,425	118,531
China Communications Services Corp. Ltd., Class H	69,561	57,607
China Conch Venture Holdings Ltd.	43,061	148,131
China Construction Bank Corp., Class A	2,400	2,418
China Construction Bank Corp., Class H	2,590,888	2,294,209
China Eastern Airlines Corp. Ltd., Class A	2,000	1,693
China Eastern Airlines Corp. Ltd., Class H	33,626	21,507
China Everbright Bank Co. Ltd., Class A	41,900	22,884
China Everbright Bank Co. Ltd., Class H	77,292	32,300
China Evergrande Group*	69,244	248,348
China Film Co. Ltd., Class A	500	954
China Fortune Land Development Co. Ltd., Class A	700	2,573
China Galaxy Securities Co. Ltd., Class H	94,257	46,115
China Gezhouba Group Co. Ltd., Class A	1,200	1,246
China Grand Automotive Services Co. Ltd., Class A	1,400	1,271
China Huarong Asset Management Co. Ltd., Class H, 144A	256,854	53,343
China International Capital Corp. Ltd., Class H, 144A	26,592	48,652
China International Marine Containers Group Co. Ltd., Class A	300	492
China International Marine Containers Group Co. Ltd., Class H	9,860	10,490
China International Travel Service Corp. Ltd., Class A	500	4,639
China Life Insurance Co. Ltd., Class A	700	2,265
China Life Insurance Co. Ltd., Class H	200,857	453,984
China Literature Ltd., 144A*	4,432	31,170
China Longyuan Power Group Corp. Ltd., Class H	89,258	75,171
China Medical System Holdings Ltd.	34,994	57,961
China Merchants Bank Co. Ltd., Class A	11,663	48,311
China Merchants Bank Co. Ltd., Class H	104,269	399,872
China Merchants Securities Co. Ltd., Class A	1,400	2,685

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,700	4,481
China Minsheng Banking Corp. Ltd., Class A	30,300	26,486
China Minsheng Banking Corp. Ltd., Class H	177,141	126,840
China Molybdenum Co. Ltd., Class A	1,800	1,239
China Molybdenum Co. Ltd., Class H (a)	96,277	39,498
China National Building Material Co. Ltd., Class H	102,878	96,210
China National Chemical Engineering Co. Ltd., Class A	1,200	1,168
China National Nuclear Power Co. Ltd., Class A	3,300	2,827
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	900	1,349
China Nuclear Engineering Corp. Ltd., Class A	400	455
China Oilfield Services Ltd., Class H	39,793	35,287
China Pacific Insurance Group Co. Ltd., Class A	1,600	7,675
China Pacific Insurance Group Co. Ltd., Class H	69,580	259,304
China Petroleum & Chemical Corp., Class A	5,500	5,508
China Petroleum & Chemical Corp., Class H	703,098	706,793
China Railway Construction Corp. Ltd., Class A	2,900	4,501
China Railway Construction Corp. Ltd., Class H	55,488	67,091
China Railway Group Ltd., Class H	112,476	97,160
China Railway Signal & Communication Corp. Ltd., Class H, 144A	38,191	27,006
China Reinsurance Group Corp., Class H	156,635	30,933
China Resources Pharmaceutical Group Ltd., 144A	44,241	70,797
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	771
China Shenhua Energy Co. Ltd., Class H	91,163	203,262
China Shipbuilding Industry Group Power Co. Ltd., Class A	400	1,113
China South Publishing & Media Group Co. Ltd., Class A	500	857
China Southern Airlines Co. Ltd., Class A	1,800	1,779
China Southern Airlines Co. Ltd., Class H	51,111	33,797
China Spacesat Co. Ltd., Class A	300	790
China State Construction Engineering Corp. Ltd., Class A	34,140	26,994
China Telecom Corp. Ltd., Class H	377,594	177,521
China Tower Corp. Ltd., Class H, 144A*	926,000	141,577
China United Network Communications Ltd., Class A	29,100	23,903
China Vanke Co. Ltd., Class A	7,900	27,819
China Vanke Co. Ltd., Class H	40,062	138,836
China Yangtze Power Co. Ltd., Class A	11,800	27,333
China Zhongwang Holdings Ltd.	39,116	18,340
Chinese Universe Publishing and Media Co. Ltd., Class A	300	474
Chongqing Changan Automobile Co. Ltd., Class A	1,000	1,023
Chongqing Changan Automobile Co. Ltd., Class B	16,100	14,113
Chongqing Rural Commercial Bank Co. Ltd., Class H	72,010	38,809
CIFI Holdings Group Co. Ltd.	87,096	50,490
CITIC Guoan Information Industry Co. Ltd., Class A	1,000	638
CITIC Securities Co. Ltd., Class A	2,500	5,850
CITIC Securities Co. Ltd., Class H	57,378	102,785
CNOOC Ltd.	502,466	888,578
COSCO SHIPPING Development Co. Ltd., Class A*	2,000	676
COSCO SHIPPING Development Co. Ltd., Class H*	79,452	11,540

COSCO SHIPPING Energy Transportation Co., Ltd., Class H	27,488	12,013
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,900	1,138
COSCO SHIPPING Holdings Co. Ltd., Class H*	64,936	27,054
Country Garden Holdings Co. Ltd.	200,296	298,067
Country Garden Services Holdings Co. Ltd.*	35,000	59,933
CRRC Corp. Ltd., Class A	5,100	6,116
CRRC Corp. Ltd., Class H	116,813	96,740
CSPC Pharmaceutical Group Ltd.	137,003	345,617
Ctrip.com International Ltd., ADR*	11,323	443,295
Dali Foods Group Co. Ltd., 144A	50,806	36,897
Daqin Railway Co. Ltd., Class A	3,700	4,675
Datang International Power Generation Co. Ltd., Class H	68,758	17,608
DHC Software Co. Ltd., Class A	800	1,009
Dong-E-E-Jiao Co. Ltd., Class A	200	1,371
Dongfeng Motor Group Co. Ltd., Class H	76,326	85,285
Dongxing Securities Co. Ltd., Class A	600	879
Dongxu Optoelectronic Technology Co. Ltd., Class A	1,400	1,099
Dr Peng Telecom & Media Group Co. Ltd., Class A	400	654
ENN Energy Holdings Ltd.	19,414	176,856
Everbright Securities Co. Ltd., Class A	1,000	1,524
Fang Holdings Ltd., ADR*	5,449	16,728
Fangda Carbon New Material Co. Ltd., Class A	400	1,330
Financial Street Holdings Co. Ltd., Class A	800	815
First Capital Securities Co. Ltd., Class A	900	684
Focus Media Information Technology Co. Ltd., Class A	3,120	3,924
Foshan Haitian Flavouring & Food Co. Ltd., Class A	600	6,018
Fosun International Ltd.	66,480	120,276
Founder Securities Co. Ltd., Class A	2,100	1,833
Future Land Development Holdings Ltd.*	48,885	37,806
Fuyao Glass Industry Group Co. Ltd., Class A	500	1,861
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	14,215	52,432
GDS Holdings Ltd., ADR*(a)	1,539	58,744
Geely Automobile Holdings Ltd.	131,497	279,455
Gemdale Corp., Class A	1,100	1,474
Genscript Biotech Corp.*(a)	19,853	42,748
GF Securities Co. Ltd., Class A	1,500	2,963
GF Securities Co. Ltd., Class H	38,693	48,559
Giant Network Group Co. Ltd., Class A	300	879
GoerTek, Inc., Class A	800	1,040
GOME Retail Holdings Ltd.*	546,901	52,957
Great Wall Motor Co. Ltd., Class H	87,196	53,659
Gree Electric Appliances, Inc. of Zhuhai, Class A*	800	4,562
Greenland Holdings Corp. Ltd., Class A	1,973	1,860
Greentown China Holdings Ltd. (a)	22,160	22,305
Greentown Service Group Co. Ltd.	44,000	34,757
Guangshen Railway Co. Ltd., Class A	1,400	779
Guangzhou Automobile Group Co. Ltd., Class A	560	853
Guangzhou Automobile Group Co. Ltd., Class H	73,003	79,246
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	400	2,066

Guangzhou Haige Communications Group, Inc. Co., Class A	600	707
Guangzhou R&F Properties Co. Ltd., Class H	22,471	45,350
Guosen Securities Co. Ltd., Class A	1,000	1,230
Guotai Junan Securities Co. Ltd., Class A	1,900	4,067
Guotai Junan Securities Co. Ltd., Class H, 144A	14,802	30,552
Guoyuan Securities Co. Ltd., Class A	800	779
Haitian International Holdings Ltd.	17,954	36,051
Haitong Securities Co. Ltd., Class A	2,000	2,510
Haitong Securities Co. Ltd., Class H	91,121	80,571
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	6,700	30,853
Hangzhou Robam Appliances Co. Ltd., Class A	200	644
Han’s Laser Technology Industry Group Co. Ltd., Class A	300	1,919
Heilan Home Co. Ltd., Class A	600	875
Henan Shuanghui Investment & Development Co. Ltd., Class A	608	2,074
Hengan International Group Co. Ltd.	19,316	173,872
HengTen Networks Group Ltd.*	580,705	24,416
Hengtong Optic-electric Co. Ltd., Class A	420	1,449
Hesteel Co. Ltd., Class A	2,700	1,135
Hua Hong Semiconductor Ltd., 144A	16,000	43,625
Huaan Securities Co. Ltd., Class A	900	683
Huadian Power International Corp. Ltd., Class A	2,000	1,092
Huadian Power International Corp. Ltd., Class H	35,132	13,070
Huadong Medicine Co. Ltd., Class A	300	1,976
Huaneng Power International, Inc., Class A	1,200	1,233
Huaneng Power International, Inc., Class H	119,024	76,430
Huaneng Renewables Corp. Ltd., Class H	134,050	42,869
Huatai Securities Co. Ltd., Class A*	1,400	3,149
Huatai Securities Co. Ltd., Class H, 144A*	45,946	68,842
Huaxia Bank Co. Ltd., Class A	3,200	3,631
Huayu Automotive Systems Co. Ltd., Class A	800	2,393
Huazhu Group Ltd., ADR (a)	3,438	118,336
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,000	933
Hubei Energy Group Co. Ltd., Class A	1,100	654
Hundsun Technologies, Inc., Class A	200	1,562
Iflytek Co. Ltd., Class A	450	2,059
Industrial & Commercial Bank of China Ltd., Class A	39,000	31,065
Industrial & Commercial Bank of China Ltd., Class H	1,879,611	1,384,189
Industrial Bank Co. Ltd., Class A	14,500	32,017
Industrial Securities Co. Ltd., Class A	1,700	1,128
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	5,700	1,260
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,500	5,315
Inner Mongolia Yitai Coal Co. Ltd., Class B	26,200	31,519
JD.com, Inc., ADR*	19,992	625,750
Jiangsu Expressway Co. Ltd., Class H	34,363	43,431
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,800	27,120
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	400	6,755
Jiangxi Copper Co. Ltd., Class A	500	1,062
Jiangxi Copper Co. Ltd., Class H	35,120	41,614
Jiangxi Ganfeng Lithium Co. Ltd., Class A	200	878

Jihua Group Corp. Ltd., Class A	900	502
Jinduicheng Molybdenum Co. Ltd., Class A	700	635
Jinke Properties Group Co. Ltd., Class A	1,300	986
Jointown Pharmaceutical Group Co. Ltd., Class A	500	1,121
Kaisa Group Holdings Ltd.*	55,014	20,467
Kangmei Pharmaceutical Co. Ltd., Class A	1,200	3,660
Kingdee International Software Group Co. Ltd.	51,964	59,189
Kingsoft Corp. Ltd.	22,071	40,100
Kweichow Moutai Co. Ltd., Class A	600	57,912
KWG Group Holdings Ltd.	32,468	34,707
Legend Holdings Corp., Class H, 144A	8,416	26,056
Lenovo Group Ltd. (a)	203,168	132,533
Liaoning Cheng Da Co. Ltd., Class A	400	799
Logan Property Holdings Co. Ltd.	35,132	43,866
Longfor Group Holdings Ltd.	37,071	102,965
LONGi Green Energy Technology Co. Ltd., Class A	500	996
Luxshare Precision Industry Co. Ltd., Class A	1,012	2,756
Luye Pharma Group Ltd., 144A (a)	29,032	27,335
Luzhou Laojiao Co. Ltd., Class A	400	2,524
Maanshan Iron & Steel Co. Ltd., Class A	1,500	857
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	840	2,033
Meitu, Inc., 144A*	74,465	40,322
Metallurgical Corp. of China Ltd., Class A	4,500	2,359
Metallurgical Corp. of China Ltd., Class H	53,479	14,649
Midea Group Co. Ltd., Class A	4,850	29,542
Momo, Inc., ADR*	4,169	192,983
Muyuan Foodstuff Co. Ltd., Class A	360	1,210
NetEase, Inc., ADR	2,112	417,564
New China Life Insurance Co. Ltd., Class A	500	3,357
New China Life Insurance Co. Ltd., Class H	20,281	91,860
New Hope Liuhe Co. Ltd., Class A	1,100	976
New Oriental Education & Technology Group, Inc., ADR	4,010	315,186
Ninestar Corp., Class A	200	740
Ningbo Zhoushan Port Co. Ltd., Class A	1,500	890
Noah Holdings Ltd., ADR*	753	35,421
Offshore Oil Engineering Co. Ltd., Class A	1,100	966
O-film Tech Co. Ltd., Class A	700	1,752
Orient Securities Co. Ltd., Class A	1,500	1,928
People’s Insurance Co. Group of China Ltd., Class H	196,413	85,084
Perfect World Co. Ltd., Class A	200	726
PetroChina Co. Ltd., Class A	4,032	4,747
PetroChina Co. Ltd., Class H	572,352	425,869
PICC Property & Casualty Co. Ltd., Class H	181,178	204,060
Ping An Bank Co. Ltd., Class A	4,300	6,378
Ping An Insurance Group Co. of China Ltd., Class A	5,900	54,408
Ping An Insurance Group Co. of China Ltd., Class H	141,448	1,362,442
Poly Real Estate Group Co. Ltd., Class A	3,000	5,394
Postal Savings Bank of China Co. Ltd., Class H, 144A	70,302	41,382
Power Construction Corp. of China Ltd., Class A	2,501	1,966
Qingdao Haier Co. Ltd., Class A	1,500	3,270
Qinghai Salt Lake Industry Co. Ltd., Class A*	700	865
RiseSun Real Estate Development Co. Ltd., Class A	1,100	1,308
Rongsheng Petro Chemical Co. Ltd., Class A	650	1,095

SAIC Motor Corp. Ltd., Class A	6,400	27,316
Sanan Optoelectronics Co. Ltd., Class A	1,000	2,382
Sany Heavy Industry Co. Ltd., Class A	1,900	2,504
SDIC Capital Co. Ltd., Class A	500	644
SDIC Power Holdings Co. Ltd., Class A	1,700	1,835
Semiconductor Manufacturing International Corp.*(a)	77,790	91,777
Shaanxi Coal Industry Co. Ltd., Class A	1,700	1,864
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	260	1,028
Shandong Gold Mining Co. Ltd., Class A	500	1,655
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	52,979	50,152
Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,170	767
Shanghai Electric Group Co. Ltd., Class A	2,000	1,461
Shanghai Electric Group Co. Ltd., Class H	79,466	24,907
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	500	2,138
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	11,852	47,869
Shanghai International Airport Co. Ltd., Class A	200	1,607
Shanghai International Port Group Co. Ltd., Class A	1,700	1,396
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	26,016	35,096
Shanghai Oriental Pearl Group Co. Ltd., Class A	910	1,320
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	1,557
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	19,381	50,868
Shanghai Pudong Development Bank Co. Ltd., Class A	21,100	31,914
Shanghai Tunnel Engineering Co. Ltd., Class A	800	705
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	400	585
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	700	819
Shanxi Securities Co. Ltd., Class A	700	650
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	200	1,385
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	800	771
Shenergy Co. Ltd., Class A	1,100	815
Shenwan Hongyuan Group Co. Ltd., Class A	4,700	3,069
Shenzhen Energy Group Co. Ltd., Class A	800	610
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,100	1,931
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	858
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	900	608
Shenzhou International Group Holdings Ltd.	22,626	296,923
Shui On Land Ltd.	86,719	20,661
Sichuan Chuantou Energy Co. Ltd., Class A	1,100	1,306
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,648
Sihuan Pharmaceutical Holdings Group Ltd.	106,679	23,650
SINA Corp.*	1,678	119,071
Sinolink Securities Co. Ltd., Class A	800	793
Sino-Ocean Group Holding Ltd.	84,575	42,995
Sinopec Engineering Group Co. Ltd., Class H	32,082	33,436
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	966
Sinopec Shanghai Petrochemical Co. Ltd., Class H	98,340	57,760

Sinopharm Group Co. Ltd., Class H	33,542	166,882
Sinotrans Ltd., Class H	48,885	20,491
Sinotruk Hong Kong Ltd. (a)	17,566	26,230
SOHO China Ltd.	58,512	23,483
SooChow Securities Co. Ltd., Class A	800	745
Spring Airlines Co. Ltd., Class A	200	975
Sunac China Holdings Ltd.	64,305	210,561
Suning.com Co. Ltd., Class A	2,300	4,169
Sunny Optical Technology Group Co. Ltd.	19,377	246,263
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	700	961
TAL Education Group, ADR*	9,970	295,112
Tasly Pharmaceutical Group Co. Ltd., Class A	420	1,359
TBEA Co. Ltd., Class A	900	888
Tencent Holdings Ltd.	155,247	6,725,145
Tianma Microelectronics Co. Ltd., Class A	500	867
Tingyi Cayman Islands Holding Corp.	55,187	98,579
Tong Ren Tang Technologies Co. Ltd., Class H	12,972	18,808
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	400	1,015
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	811
Tongwei Co. Ltd., Class A	1,000	937
TravelSky Technology Ltd., Class H	26,240	67,198
Tsingtao Brewery Co. Ltd., Class A	200	1,002
Tsingtao Brewery Co. Ltd., Class H	10,124	48,113
Tus-Sound Environmental Resources Co. Ltd., Class A	300	600
Uni-President China Holdings Ltd.	32,854	32,357
Unisplendour Corp. Ltd., Class A	140	922
Vipshop Holdings Ltd., ADR*	13,582	94,802
Want Want China Holdings Ltd.	140,835	115,019
Wanxiang Qianchao Co. Ltd., Class A	700	625
Weibo Corp., ADR*	1,657	127,158
Weichai Power Co. Ltd., Class A	1,500	1,757
Weichai Power Co. Ltd., Class H	43,072	45,658
Weifu High-Technology Group Co. Ltd., Class A	200	560
Western Securities Co. Ltd., Class A	900	1,041
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A	400	597
Wuliangye Yibin Co. Ltd., Class A	3,000	27,190
Wuxi Biologics Cayman, Inc., 144A*	12,972	128,088
XCMG Construction Machinery Co. Ltd., Class A	1,800	1,078
Xiamen C & D, Inc., Class A	700	853
Xinhu Zhongbao Co. Ltd., Class A	2,200	1,018
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	700	1,247
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	15,126	16,188
Xinyi Solar Holdings Ltd.	76,402	22,778
Yanzhou Coal Mining Co. Ltd., Class H	52,173	60,291
Yonghui Superstores Co. Ltd., Class A	2,400	2,695
Youngor Group Co. Ltd., Class A	900	934
Yum China Holdings, Inc.	10,005	386,993
Yunnan Baiyao Group Co. Ltd., Class A	300	3,497
Yuzhou Properties Co. Ltd.	42,776	22,727
YY, Inc., ADR*	1,150	87,894

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	3,013
Zhaojin Mining Industry Co. Ltd., Class H	21,774	16,978
Zhejiang Century Huatong Group Co. Ltd., Class A (b)	300	1,148
Zhejiang China Commodities City Group Co. Ltd., Class A	1,400	838
Zhejiang Chint Electrics Co. Ltd., Class A	500	1,668
Zhejiang Dahua Technology Co. Ltd., Class A	700	1,594
Zhejiang Expressway Co. Ltd., Class H	40,117	31,843
Zhejiang Huayou Cobalt Co. Ltd., Class A	140	1,023
Zhejiang Longsheng Group Co. Ltd., Class A	800	1,232
Zhejiang Zheneng Electric Power Co. Ltd., Class A	2,300	1,643
Zhengzhou Yutong Bus Co. Ltd., Class A	503	1,116
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	4,270	18,307
Zhongjin Gold Corp. Ltd., Class A	900	875
Zhongsheng Group Holdings Ltd.	14,902	32,695
Zhuzhou CRRC Times Electric Co. Ltd., Class H	15,406	83,127
Zijin Mining Group Co. Ltd., Class A	4,300	2,141
Zijin Mining Group Co. Ltd., Class H	161,410	60,256
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,576	893
ZTE Corp., Class H*	16,643	32,316

		38,462,727

Colombia - 0.3%
Bancolombia SA	5,723	61,623
Cementos Argos SA	12,969	38,403
Ecopetrol SA	134,913	151,471
Grupo Argos SA	6,341	39,759
Grupo de Inversiones Suramericana SA	6,575	77,705
Interconexion Electrica SA ESP	10,907	48,409

		417,370

Czech Republic - 0.2%
CEZ AS	4,529	114,793
Komercni banka AS	1,903	79,205
Moneta Money Bank AS, 144A	11,610	40,612
O2 Czech Republic AS	1,753	20,717

		255,327

Egypt - 0.1%
Commercial International Bank Egypt SAE	26,455	130,079
Eastern Tobacco	4,182	24,325
ElSewedy Electric Co.	1,978	21,350

		175,754

Greece - 0.3%
Alpha Bank AE*	39,686	72,876
Eurobank Ergasias SA*	52,261	44,587
FF Group*(b)	1,458	8,123
Hellenic Telecommunications Organization SA	5,879	74,997
JUMBO SA	2,885	43,132
Motor Oil Hellas Corinth Refineries SA	2,220	52,311
National Bank of Greece SA*(b)	145,198	41,258
OPAP SA	6,277	67,432
Piraeus Bank SA*	7,978	22,225
Titan Cement Co. SA	1,272	29,234

		456,175

Hong Kong - 4.0%
Alibaba Health Information Technology Ltd.*(a)	92,080	93,151
Alibaba Pictures Group Ltd.*(a)	354,971	42,965
Beijing Enterprises Holdings Ltd.	14,647	70,261
Beijing Enterprises Water Group Ltd.*	146,960	80,139
Brilliance China Automotive Holdings Ltd.	78,207	123,955
China Agri-Industries Holdings Ltd.	44,320	17,618
China Everbright International Ltd.	106,366	89,579
China Everbright Ltd.	37,876	66,306
China First Capital Group Ltd.*	82,511	44,153
China Gas Holdings Ltd.	45,585	144,908
China Jinmao Holdings Group Ltd.	135,655	63,950
China Mengniu Dairy Co. Ltd.*	73,305	211,544
China Merchants Port Holdings Co. Ltd.	46,096	94,086
China Mobile Ltd.	170,414	1,602,364
China Overseas Land & Investment Ltd.	99,680	315,598
China Power International Development Ltd.	91,690	19,976
China Resources Beer Holdings Co. Ltd.	37,940	161,452
China Resources Cement Holdings Ltd.	73,964	86,321
China Resources Gas Group Ltd.	25,012	113,926
China Resources Land Ltd.	71,795	250,179
China Resources Power Holdings Co. Ltd.	48,099	86,653
China State Construction International Holdings Ltd.	56,811	59,136
China Taiping Insurance Holdings Co. Ltd.	42,726	135,547
China Traditional Chinese Medicine Holdings Co. Ltd.	58,064	42,316
China Travel International Investment Hong Kong Ltd.	55,014	17,874
China Unicom Hong Kong Ltd.	163,716	190,441
Chong Sing Holdings FinTech Gr*	443,180	31,056
CITIC Ltd.	165,631	235,508
COSCO SHIPPING Ports Ltd.	47,564	50,359
Far East Horizon Ltd.	55,574	52,609
Fullshare Holdings Ltd.*	194,276	77,723
GCL-Poly Energy Holdings Ltd.*(a)	376,202	25,404
Guangdong Investment Ltd.	79,305	140,650
Haier Electronics Group Co. Ltd.*	40,408	105,283
Jiayuan International Group Ltd. (a)	26,439	52,819
Kingboard Holdings Ltd.	22,524	80,066
Kingboard Laminates Holdings Ltd.	27,488	25,951
Kunlun Energy Co. Ltd.	92,710	96,859
Lee & Man Paper Manufacturing Ltd.	40,056	38,378
Nine Dragons Paper Holdings Ltd.	39,961	45,313
Shanghai Industrial Holdings Ltd.	13,745	32,748
Shenzhen International Holdings Ltd.	22,160	41,560
Shenzhen Investment Ltd.	68,758	22,514
Shimao Property Holdings Ltd.	40,568	120,948
Sino Biopharmaceutical Ltd.	177,010	224,173
Skyworth Digital Holdings Ltd.	41,270	13,356
SSY Group Ltd.	38,191	35,521
Sun Art Retail Group Ltd.	67,119	77,392
Towngas China Co. Ltd.*	23,666	21,800
Yuexiu Property Co. Ltd.	163,507	29,582

		5,901,970

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	10,492	107,003
OTP Bank Nyrt	5,657	208,258
Richter Gedeon Nyrt	3,927	77,169

		392,430

India - 9.0%
Adani Ports & Special Economic Zone Ltd.	12,924	69,817
Ambuja Cements Ltd.	16,768	57,059
Ashok Leyland Ltd.	32,034	58,286
Asian Paints Ltd.	8,083	156,409
Aurobindo Pharma Ltd.	7,421	74,575
Avenue Supermarts Ltd., 144A*	3,056	69,133
Axis Bank Ltd., GDR*	6,678	304,183
Axis Bank Ltd.*	16,912	154,810
Bajaj Auto Ltd.	2,368	91,642
Bajaj Finance Ltd.	4,627	186,355
Bajaj Finserv Ltd.	1,060	100,846
Bharat Forge Ltd.	5,886	56,353
Bharat Heavy Electricals Ltd.	24,774	28,153
Bharat Petroleum Corp. Ltd.	21,356	109,029
Bharti Airtel Ltd.	35,950	194,560
Bharti Infratel Ltd.	8,404	33,995
Bosch Ltd.	190	58,909
Britannia Industries Ltd.	639	60,694
Cadila Healthcare Ltd.	5,740	32,594
Cipla Ltd.	9,732	90,855
Coal India Ltd.	19,208	77,440
Container Corp. Of India Ltd.	3,972	36,505
Dabur India Ltd.	14,854	100,264
Dr. Reddy’s Laboratories Ltd., ADR (a)	3,237	113,748
Eicher Motors Ltd.	377	149,148
GAIL India Ltd.	19,306	101,312
Glenmark Pharmaceuticals Ltd.	3,871	36,330
Godrej Consumer Products Ltd.	6,705	137,279
Grasim Industries Ltd.	8,903	133,998
Havells India Ltd.	7,042	72,007
HCL Technologies Ltd.	14,626	215,793
Hero MotoCorp Ltd.	1,401	64,272
Hindalco Industries Ltd.	38,937	130,629
Hindustan Petroleum Corp. Ltd.	17,037	60,965
Hindustan Unilever Ltd.	17,238	432,638
Housing Development Finance Corp. Ltd.	44,248	1,207,760
ICICI Bank Ltd.	43,872	211,918
ICICI Bank Ltd., ADR	10,457	100,701
Idea Cellular Ltd.*	40,564	28,224
Indiabulls Housing Finance Ltd.	7,183	127,529
Indian Oil Corp. Ltd.	49,019	107,505
Infosys Ltd.	17,724	360,121
Infosys Ltd., ADR (a)	29,697	616,807
InterGlobe Aviation Ltd., 144A	2,223	29,112
ITC Ltd.	92,148	415,552
JSW Steel Ltd.	23,791	132,949
Larsen & Toubro Ltd.	12,911	249,305

LIC Housing Finance Ltd.	8,377	61,523
Lupin Ltd.	6,225	81,751
Mahindra & Mahindra Financial Services Ltd.	7,822	53,945
Mahindra & Mahindra Ltd.	20,209	275,043
Marico Ltd.	12,711	66,211
Maruti Suzuki India Ltd.	2,825	362,310
Motherson Sumi Systems Ltd.	17,756	76,130
Nestle India Ltd.	665	108,594
NTPC Ltd.	53,614	129,639
Oil & Natural Gas Corp. Ltd.	36,084	91,601
Page Industries Ltd.	173	83,948
Petronet LNG Ltd.	16,256	56,852
Pidilite Industries Ltd.	2,749	45,295
Piramal Enterprises Ltd.	2,262	102,047
Power Grid Corp. of India Ltd.	47,420	134,719
Reliance Industries Ltd., GDR, 144A	39,264	1,358,534
Rural Electrification Corp. Ltd.	19,437	32,831
Shree Cement Ltd.	231	61,639
Shriram Transport Finance Co. Ltd.	4,126	77,708
Siemens Ltd.	2,016	28,985
State Bank of India*	45,707	199,515
Sun Pharmaceutical Industries Ltd.	24,266	223,360
Tata Consultancy Services Ltd.	24,550	719,405
Tata Motors Ltd., ADR*	7,911	146,749
Tata Power Co. Ltd.	31,186	33,725
Tata Steel Ltd.	8,459	71,618
Tech Mahindra Ltd.	13,137	141,842
Titan Co. Ltd.	8,740	109,906
UltraTech Cement Ltd.	2,473	156,048
United Spirits Ltd.*	8,169	72,590
UPL Ltd.	9,985	100,700
Vedanta Ltd.	37,190	119,394
Wipro Ltd., ADR	12,545	64,607
Wipro Ltd.	12,434	52,812
Yes Bank Ltd.	48,721	235,959
Zee Entertainment Enterprises Ltd.	11,728	82,669

		13,258,272

Indonesia - 1.9%
PT Adaro Energy Tbk	412,403	52,215
PT Astra International Tbk	572,537	281,799
PT Bank Central Asia Tbk	273,446	460,384
PT Bank Danamon Indonesia Tbk	94,380	43,570
PT Bank Mandiri Persero Tbk	533,404	249,863
PT Bank Negara Indonesia Persero Tbk	184,494	97,695
PT Bank Rakyat Indonesia Persero Tbk	1,492,360	322,180
PT Bank Tabungan Negara Persero Tbk	58,290	10,882
PT Bumi Serpong Damai Tbk*	216,610	17,646
PT Charoen Pokphand Indonesia Tbk	207,619	70,193
PT Gudang Garam Tbk	11,729	58,127
PT Hanjaya Mandala Sampoerna Tbk	261,813	68,075
PT Indah Kiat Pulp & Paper Corp. Tbk	70,302	91,159
PT Indocement Tunggal Prakarsa Tbk	47,549	57,217
PT Indofood CBP Sukses Makmur Tbk	65,632	38,653

PT Indofood Sukses Makmur Tbk	123,527	53,461
PT Jasa Marga Persero Tbk	61,245	18,835
PT Kalbe Farma Tbk	593,493	54,192
PT Matahari Department Store Tbk	69,768	35,523
PT Pakuwon Jati Tbk	609,758	21,319
PT Perusahaan Gas Negara Persero Tbk	306,725	44,562
PT Semen Indonesia Persero Tbk	74,401	47,732
PT Surya Citra Media Tbk	171,763	24,488
PT Telekomunikasi Indonesia Persero Tbk	1,310,097	310,403
PT Tower Bersama Infrastructure Tbk	57,380	21,620
PT Unilever Indonesia Tbk	39,082	116,344
PT United Tractors Tbk	47,210	110,253
PT Waskita Karya Persero Tbk	114,351	14,711

		2,793,101

Luxembourg - 0.1%
Reinet Investments SCA	3,623	70,241

Malaysia - 2.4%
AirAsia Group Bhd	44,770	37,476
Alliance Bank Malaysia Bhd	29,751	29,899
AMMB Holdings Bhd	45,546	45,441
Astro Malaysia Holdings Bhd	41,800	17,698
Axiata Group Bhd	68,908	80,486
British American Tobacco Malaysia Bhd	5,642	46,487
CIMB Group Holdings Bhd	125,551	186,058
Dialog Group Bhd	98,136	83,103
DiGi.Com Bhd	87,960	100,813
FGV Holdings Bhd	39,800	14,624
Fraser & Neave Holdings Bhd	3,500	32,364
Gamuda Bhd	47,100	42,407
Genting Bhd	52,367	109,844
Genting Malaysia Bhd	82,434	104,710
Genting Plantations Bhd	4,500	10,326
HAP Seng Consolidated Bhd	16,451	39,351
Hartalega Holdings Bhd	37,302	64,447
Hong Leong Bank Bhd	15,441	77,252
Hong Leong Financial Group Bhd	4,100	19,575
IHH Healthcare Bhd	80,835	109,760
IJM Corp. Bhd	79,164	36,023
IOI Corp. Bhd	52,894	58,178
IOI Properties Group Bhd*	45,588	19,413
Kuala Lumpur Kepong Bhd	10,587	63,530
Malayan Banking Bhd	102,797	249,144
Malaysia Airports Holdings Bhd	22,800	51,875
Maxis Bhd	54,196	76,226
MISC Bhd	38,000	54,834
Nestle Malaysia Bhd	2,200	78,696
Petronas Chemicals Group Bhd	70,524	162,345
Petronas Dagangan Bhd	4,804	31,797
Petronas Gas Bhd	23,935	108,915
PPB Group Bhd	16,462	67,298
Press Metal Aluminium Holdings Bhd	32,300	39,142
Public Bank Bhd	79,222	484,258
RHB Bank Bhd	20,953	27,533
RHB Bank Bhd (b)	19,600	0

Sime Darby Bhd	66,823	41,465
Sime Darby Plantation Bhd	64,623	84,287
Sime Darby Property Bhd	66,823	20,488
SP Setia Bhd Group	72,200	46,207
Telekom Malaysia Bhd	29,545	23,797
Tenaga Nasional Bhd	87,705	334,643
Top Glove Corp. Bhd	15,500	42,017
UMW Holdings Bhd	13,464	19,461
Westports Holdings Bhd	29,507	26,710
YTL Corp. Bhd	126,198	40,843

		3,541,246

Mexico - 3.0%
Alfa SAB de CV, Class A	85,871	112,950
Alsea SAB de CV	9,509	33,875
America Movil SAB de CV, Series L	926,492	778,330
Arca Continental SAB de CV	12,402	76,313
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	51,382	81,328
Cemex SAB de CV, Series CPO*	394,621	279,464
Coca-Cola Femsa SAB de CV, Series L	14,612	87,900
El Puerto de Liverpool SAB de CV, Class C1	5,409	38,082
Fibra Uno Administracion SA de CV REIT	80,246	105,257
Fomento Economico Mexicano SAB de CV	51,123	488,907
Gruma SAB de CV, Class B	6,083	77,067
Grupo Aeroportuario del Pacifico SAB de CV, Class B	10,044	103,693
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,843	109,463
Grupo Bimbo SAB de CV, Series A	46,311	96,354
Grupo Carso SAB de CV, Series A1	12,718	47,064
Grupo Financiero Banorte SAB de CV, Class O	71,222	487,830
Grupo Financiero Inbursa SAB de CV, Class O	59,263	94,174
Grupo Mexico SAB de CV, Series B	100,710	295,300
Grupo Televisa SAB, Series CPO	65,698	237,067
Industrias Penoles SAB de CV	3,314	56,329
Infraestructura Energetica Nova SAB de CV	15,114	70,280
Kimberly-Clark de Mexico SAB de CV, Class A	42,866	75,298
Mexichem SAB de CV	29,540	100,022
Promotora y Operadora de Infraestructura SAB de CV	5,589	59,221
Wal-Mart de Mexico SAB de CV	148,334	410,640

		4,402,208

Peru - 0.4%
Cia de Minas Buenaventura SAA, ADR	4,842	60,961
Credicorp Ltd.	1,897	413,584
Southern Copper Corp. (a)	2,389	104,256

		578,801

Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	53,540	53,522
Aboitiz Power Corp.	42,246	29,234
Alliance Global Group, Inc.*	121,876	31,456
Ayala Corp.	7,811	146,087
Ayala Land, Inc.	191,104	159,051
Bank of the Philippine Islands	25,244	44,262
BDO Unibank, Inc.	62,235	151,432

DMCI Holdings, Inc.	112,524	26,938
Globe Telecom, Inc.	784	31,027
GT Capital Holdings, Inc.	2,551	41,795
International Container Terminal Services, Inc.	7,852	13,753
JG Summit Holdings, Inc.	80,492	90,325
Jollibee Foods Corp.	12,273	66,107
Manila Electric Co.	6,370	44,486
Megaworld Corp.	291,600	25,033
Metro Pacific Investments Corp.	414,727	42,273
Metropolitan Bank & Trust Co.	20,054	27,474
PLDT, Inc.	2,416	62,944
Robinsons Land Corp.	57,239	22,802
Security Bank Corp.	6,195	22,535
SM Investments Corp.	6,293	113,695
SM Prime Holdings, Inc.	261,791	190,953
Universal Robina Corp.	24,859	64,858

		1,502,042

Poland - 1.2%
Alior Bank SA*	2,527	46,392
Bank Handlowy w Warszawie SA	917	16,822
Bank Millennium SA*	17,065	41,342
Bank Polska Kasa Opieki SA	5,021	158,282
Bank Zachodni WBK SA	915	92,816
CCC SA	783	45,543
CD Projekt SA*	1,754	97,479
Cyfrowy Polsat SA*	6,613	40,106
Dino Polska SA, 144A*	912	22,464
Grupa Azoty SA	1,265	12,968
Grupa Lotos SA	2,605	49,124
Jastrzebska Spolka Weglowa SA*	1,489	30,931
KGHM Polska Miedz SA*	3,485	85,369
LPP SA	43	106,784
mBank SA	426	47,074
Orange Polska SA*	19,473	25,532
PGE Polska Grupa Energetyczna SA*	23,657	57,440
PLAY Communications SA, 144A	2,387	13,974
Polski Koncern Naftowy ORLEN SA	8,080	214,147
Polskie Gornictwo Naftowe i Gazownictwo SA*	49,776	78,155
Powszechna Kasa Oszczednosci Bank Polski SA	24,711	281,330
Powszechny Zaklad Ubezpieczen SA	16,239	195,655

		1,759,729

Qatar - 0.9%
Barwa Real Estate Co.	2,747	27,168
Commercial Bank QSC	5,717	61,865
Doha Bank QPSC	4,251	30,006
Ezdan Holding Group QSC*	22,396	63,663
Industries Qatar QSC	4,616	157,205
Masraf Al Rayan QSC	10,345	107,115
Ooredoo QPSC	2,368	47,607
Qatar Electricity & Water Co. QSC	1,110	58,351
Qatar Insurance Co. SAQ	4,476	45,264
Qatar Islamic Bank SAQ	2,927	112,546
Qatar National Bank QPSC	12,435	607,918

		1,318,708

Romania - 0.1%
NEPI Rockcastle PLC	10,589	100,882

Russia - 3.1%
Alrosa PJSC	72,511	108,927
Gazprom PJSC	244,027	542,152
Gazprom PJSC, ADR	25,650	113,117
Inter RAO UES PJSC	881,225	52,748
LUKOIL PJSC	4,874	339,442
LUKOIL PJSC, ADR	6,510	449,190
Magnit PJSC, GDR	9,557	141,157
Magnitogorsk Iron & Steel Works PJSC	56,567	40,602
MMC Norilsk Nickel PJSC	1,852	307,872
Mobile TeleSystems PJSC, ADR	14,068	109,027
Moscow Exchange MICEX-RTS PJSC	41,655	60,507
Novatek PJSC, GDR	2,459	410,653
Novolipetsk Steel PJSC	33,740	82,813
PhosAgro PJSC, GDR	3,263	43,235
Polyus PJSC	749	48,529
Rosneft Oil Co. PJSC, GDR	30,041	191,421
RusHydro PJSC	2,716,946	25,638
Sberbank of Russia PJSC	294,195	793,310
Severstal PJSC, GDR	4,865	78,327
Severstal PJSC	1,078	17,347
Surgutneftegas PJSC, ADR	18,298	76,120
Tatneft PJSC	41,489	481,378
VTB Bank PJSC, GDR	36,491	45,979
X5 Retail Group NV, GDR	2,778	65,443

		4,624,934

Singapore - 0.0%
BOC Aviation Ltd., 144A	5,204	38,125

South Africa - 5.8%
Absa Group Ltd. (a)	20,570	227,537
Anglo American Platinum Ltd.	1,533	44,858
AngloGold Ashanti Ltd.	10,249	82,229
Aspen Pharmacare Holdings Ltd.	9,929	196,904
Bid Corp. Ltd.	9,723	207,488
Bidvest Group Ltd. (a)	8,728	128,292
Capitec Bank Holdings Ltd. (a)	1,036	70,694
Clicks Group Ltd.	5,926	81,863
Coronation Fund Managers Ltd.	6,385	25,006
Discovery Ltd.	10,024	119,517
Exxaro Resources Ltd.	5,958	60,350
FirstRand Ltd. (a)	89,441	430,315
Fortress REIT Ltd., Class A REIT	29,691	33,318
Fortress REIT Ltd., Class B REIT	22,957	24,683
Foschini Group Ltd.	5,441	64,644
Gold Fields Ltd.	23,115	56,627
Growthpoint Properties Ltd. REIT	78,168	135,325
Hyprop Investments Ltd. REIT	6,978	48,435
Imperial Holdings Ltd.	4,277	60,009
Investec Ltd.	7,612	49,816

Kumba Iron Ore Ltd. (a)	1,655	29,855
Liberty Holdings Ltd. (a)	3,748	29,691
Life Healthcare Group Holdings Ltd.	37,101	67,309
MMI Holdings Ltd.	26,598	31,042
Mr Price Group Ltd.	7,503	115,055
MTN Group Ltd. (a)	47,428	287,215
Naspers Ltd., Class N	11,999	2,666,620
Nedbank Group Ltd. (a)	6,272	118,645
Netcare Ltd.	28,813	57,548
Old Mutual Ltd.*	137,094	283,611
Pick n Pay Stores Ltd.	10,288	50,757
Pioneer Foods Group Ltd.	4,043	29,026
PSG Group Ltd.	4,083	62,527
Rand Merchant Investment Holdings Ltd.	19,073	53,007
Redefine Properties Ltd. REIT	152,963	107,735
Remgro Ltd.	15,066	219,823
Resilient REIT Ltd. REIT	7,916	30,700
RMB Holdings Ltd.	19,845	113,844
Sanlam Ltd.	50,212	271,100
Sappi Ltd.	15,660	106,982
Sasol Ltd. (a)	15,252	597,833
Shoprite Holdings Ltd.	11,721	162,714
SPAR Group Ltd. (a)	4,462	62,246
Standard Bank Group Ltd. (a)	35,751	453,341
Telkom SA SOC Ltd.	7,843	26,841
Tiger Brands Ltd.	4,647	90,527
Truworths International Ltd.	12,391	72,550
Vodacom Group Ltd.	15,160	130,389
Woolworths Holdings Ltd. (a)	27,984	103,252

		8,579,695

South Korea - 13.5%
Amorepacific Corp.	866	204,607
AMOREPACIFIC Group	717	62,093
BGF retail Co. Ltd.	238	36,668
BNK Financial Group, Inc.	7,441	55,750
Celltrion Healthcare Co. Ltd.*	853	69,273
Celltrion Pharm, Inc.*	393	28,280
Celltrion, Inc.*	2,264	549,144
Cheil Worldwide, Inc.	2,017	34,971
CJ CheilJedang Corp.	212	65,229
CJ Corp.	398	47,196
CJ ENM Co. Ltd.	288	65,199
CJ Logistics Corp.*	216	29,883
Coway Co. Ltd.	1,328	109,041
Daelim Industrial Co. Ltd.	783	57,609
Daewoo Engineering & Construction Co. Ltd.*	3,724	17,530
DB Insurance Co. Ltd.	1,410	81,067
DGB Financial Group, Inc.	4,970	45,764
Dongsuh Cos., Inc.	980	19,941
Doosan Bobcat, Inc.	1,021	32,653
Doosan Heavy Industries & Construction Co. Ltd.*	1,385	17,606
E-MART, Inc.	524	100,973

GS Engineering & Construction Corp.	1,386	59,641
GS Holdings Corp.	1,421	67,785
GS Retail Co. Ltd.	766	25,599
Hana Financial Group, Inc.	8,431	323,410
Hankook Tire Co. Ltd.	2,089	87,546
Hanmi Pharm. Co. Ltd.	166	74,190
Hanmi Science Co. Ltd.	353	27,558
Hanon Systems	5,242	56,510
Hanssem Co. Ltd.	296	21,938
Hanwha Chemical Corp.	2,263	41,168
Hanwha Corp.	1,346	38,512
Hanwha Life Insurance Co. Ltd.	7,303	31,819
HDC Hyundai Development Co-Engineering & Construction, Class E*	1,105	55,491
HLB, Inc.*	790	73,809
Hotel Shilla Co. Ltd.	783	75,968
Hyundai Department Store Co. Ltd.	430	38,475
Hyundai Engineering & Construction Co. Ltd.	2,242	120,846
Hyundai Glovis Co. Ltd.	533	57,937
Hyundai Heavy Industries Co. Ltd.*	944	100,069
Hyundai Heavy Industries Holdings Co. Ltd.*	254	86,138
Hyundai Marine & Fire Insurance Co. Ltd.	1,775	59,318
Hyundai Mobis Co. Ltd.	1,776	357,386
Hyundai Motor Co.	4,272	479,720
Hyundai Steel Co.	2,266	108,501
Industrial Bank of Korea	7,066	94,582
ING Life Insurance Korea Ltd., 144A	751	23,478
Kakao Corp.	1,480	166,195
Kangwon Land, Inc.	2,988	77,710
KB Financial Group, Inc.	10,878	505,226
KCC Corp.	180	52,473
KEPCO Plant Service & Engineering Co. Ltd.	640	20,928
Kia Motors Corp.	6,955	200,250
Korea Aerospace Industries Ltd.*	1,892	70,962
Korea Electric Power Corp.	7,415	203,169
Korea Gas Corp.*	894	42,244
Korea Investment Holdings Co. Ltd.	1,092	69,945
Korea Zinc Co. Ltd.	200	72,856
Korean Air Lines Co. Ltd.	1,304	32,859
KT&G Corp.	3,361	304,955
Kumho Petrochemical Co. Ltd.	523	47,923
LG Chem Ltd.	1,277	419,873
LG Corp.	2,424	155,699
LG Display Co. Ltd.	6,060	115,685
LG Electronics, Inc.	2,879	198,632
LG Household & Health Care Ltd.	250	284,104
LG Innotek Co. Ltd.	412	53,112
LG Uplus Corp.	6,670	94,075
Lotte Chemical Corp.	425	120,649
Lotte Corp.*	798	34,554
Lotte Shopping Co. Ltd.	292	47,217
Medy-Tox, Inc.	118	71,003
Mirae Asset Daewoo Co. Ltd.	13,693	101,115

NAVER Corp.	772	521,533
NCSoft Corp.	453	157,694
Neoplux Co. Ltd.*	25	179
Netmarble Corp., 144A	657	68,760
NH Investment & Securities Co. Ltd.	3,964	47,896
OCI Co. Ltd.	485	50,323
Orion Corp.	523	50,273
Ottogi Corp.	48	31,263
Pan Ocean Co. Ltd.*	5,996	27,794
Pearl Abyss Corp.*	145	33,217
POSCO	2,159	633,260
Posco Daewoo Corp.	1,188	19,477
S-1 Corp.	476	36,647
Samsung Biologics Co. Ltd., 144A*	427	177,605
Samsung C&T Corp.	2,019	223,094
Samsung Card Co. Ltd.	795	25,175
Samsung Electro-Mechanics Co. Ltd.	1,608	232,572
Samsung Electronics Co. Ltd.	131,065	5,704,621
Samsung Engineering Co. Ltd.*	3,849	58,263
Samsung Fire & Marine Insurance Co. Ltd.	903	214,971
Samsung Heavy Industries Co. Ltd.*	11,386	72,419
Samsung Life Insurance Co. Ltd.	2,087	173,425
Samsung SDI Co. Ltd.	1,497	317,380
Samsung SDS Co. Ltd.	906	197,372
Samsung Securities Co. Ltd.	2,025	58,850
Shinhan Financial Group Co. Ltd.	11,408	446,830
Shinsegae Inc.	181	52,764
SillaJen, Inc.*	1,439	98,764
SK Holdings Co. Ltd.	911	215,239
SK Hynix, Inc.	15,823	1,179,813
SK Innovation Co. Ltd.	1,683	291,802
SK Telecom Co. Ltd.	548	129,228
S-Oil Corp.	1,153	123,778
ViroMed Co. Ltd.*	347	73,911
Woori Bank	13,861	202,968
Yuhan Corp.	239	51,315

		19,881,759

Taiwan - 11.7%
Acer, Inc.*	82,357	68,910
Advantech Co. Ltd.	9,795	66,650
Airtac International Group	3,171	30,456
ASE Technology Holding Co. Ltd.*	92,813	227,538
Asia Cement Corp.	59,015	80,409
Asustek Computer, Inc.	21,627	184,127
AU Optronics Corp.	243,704	105,527
Catcher Technology Co. Ltd.	17,079	209,352
Cathay Financial Holding Co. Ltd.	213,802	366,140
Chailease Holding Co. Ltd.	29,139	99,138
Chang Hwa Commercial Bank Ltd.*	132,426	82,349
Cheng Shin Rubber Industry Co. Ltd.	54,706	83,533
Chicony Electronics Co. Ltd.	16,995	35,744

China Airlines Ltd.	73,871	22,631
China Development Financial Holding Corp.	337,439	121,946
China Life Insurance Co. Ltd.	73,399	73,005
China Steel Corp.	337,550	276,392
Chunghwa Telecom Co. Ltd.	103,539	365,749
Compal Electronics, Inc.	118,261	74,118
CTBC Financial Holding Co. Ltd.	458,814	322,656
Delta Electronics, Inc.	61,712	247,129
E.Sun Financial Holding Co. Ltd.	264,695	194,762
Eclat Textile Co. Ltd.	5,002	60,744
Eva Airways Corp.*	58,703	29,815
Evergreen Marine Corp. Taiwan Ltd.	57,801	24,558
Far Eastern New Century Corp.	90,364	105,177
Far EasTone Telecommunications Co. Ltd.	44,931	107,080
Feng TAY Enterprise Co. Ltd.	9,386	56,839
First Financial Holding Co. Ltd.	260,366	174,199
Formosa Chemicals & Fibre Corp.	98,533	394,581
Formosa Petrochemical Corp.	33,703	138,257
Formosa Plastics Corp.	123,660	452,930
Formosa Taffeta Co. Ltd.	21,337	24,835
Foxconn Technology Co. Ltd.	25,870	65,696
Fubon Financial Holding Co. Ltd.	175,667	291,110
General Interface Solution Holding Ltd.	4,750	29,460
Giant Manufacturing Co. Ltd.	8,442	36,418
Globalwafers Co. Ltd.	5,442	69,453
Highwealth Construction Corp.	22,982	37,337
Hiwin Technologies Corp.	5,035	45,408
Hon Hai Precision Industry Co. Ltd.	447,097	1,171,783
Hotai Motor Co. Ltd.	7,670	66,424
HTC Corp.*	18,487	26,844
Hua Nan Financial Holdings Co. Ltd.	211,108	123,716
Innolux Corp.	252,021	93,949
Inventec Corp.	73,214	65,670
Largan Precision Co. Ltd.	2,409	369,017
Lite-On Technology Corp.	59,510	71,590
Macronix International	49,995	53,714
MediaTek, Inc.	40,127	328,567
Mega Financial Holding Co. Ltd.	315,907	265,356
Micro-Star International Co. Ltd.	19,010	65,914
Nan Ya Plastics Corp.	145,385	404,228
Nanya Technology Corp.	26,973	61,208
Nien Made Enterprise Co. Ltd.	4,120	31,924
Novatek Microelectronics Corp.	16,272	79,731
Pegatron Corp.	47,580	102,549
Phison Electronics Corp.	4,139	34,228
Pou Chen Corp.	62,190	68,538
Powertech Technology, Inc.	19,741	58,551
President Chain Store Corp.	14,351	156,522
Quanta Computer, Inc.	64,578	111,011
Realtek Semiconductor Corp.	13,589	65,921
Ruentex Development Co. Ltd.	25,875	29,148
Ruentex Industries Ltd.	15,899	32,611

Shin Kong Financial Holding Co. Ltd.*	233,898	92,524
SinoPac Financial Holdings Co. Ltd.	301,261	110,343
Standard Foods Corp.	9,079	15,371
Synnex Technology International Corp.	39,901	53,392
TaiMed Biologics, Inc.*	4,887	36,356
Taishin Financial Holding Co. Ltd.	277,177	130,399
Taiwan Business Bank*	93,931	33,945
Taiwan Cement Corp.	133,078	183,489
Taiwan Cooperative Financial Holding Co. Ltd.	229,849	136,570
Taiwan High Speed Rail Corp.	47,512	40,064
Taiwan Mobile Co. Ltd.	45,221	157,534
Taiwan Semiconductor Manufacturing Co. Ltd.	670,635	5,589,535
Teco Electric and Machinery Co. Ltd.	53,526	39,210
Uni-President Enterprises Corp.	137,520	347,438
United Microelectronics Corp.	307,535	173,717
Vanguard International Semiconductor Corp.	22,973	55,722
Walsin Technology Corp.	8,416	86,174
Win Semiconductors Corp.	9,316	50,500
Winbond Electronics Corp.	79,042	44,391
Wistron Corp.	75,082	53,167
WPG Holdings Ltd.	43,639	55,268
Yageo Corp.	6,874	156,212
Yuanta Financial Holding Co. Ltd.	286,947	145,272
Zhen Ding Technology Holding Ltd.	13,094	33,508

		17,240,973

Thailand - 2.3%
Advanced Info Service PCL, NVDR	28,774	177,585
Airports of Thailand PCL, NVDR	115,300	235,144
Bangkok Bank PCL, NVDR	4,446	27,847
Bangkok Dusit Medical Services PCL, NVDR	108,100	86,698
Bangkok Expressway & Metro PCL, NVDR	211,200	54,204
Banpu PCL, NVDR	54,800	33,988
Berli Jucker PCL, NVDR	29,900	52,985
BTS Group Holdings PCL, NVDR	163,300	46,151
Bumrungrad Hospital PCL, NVDR	9,100	50,463
Central Pattana PCL, NVDR	38,200	96,288
Charoen Pokphand Foods PCL, NVDR	111,143	87,441
CP ALL PCL, NVDR	134,100	276,558
Delta Electronics Thailand PCL, NVDR	17,802	37,937
Electricity Generating PCL, NVDR	5,200	35,906
Energy Absolute PCL, NVDR	25,300	29,953
Glow Energy PCL, NVDR	15,200	43,654
Home Product Center PCL, NVDR	111,000	49,514
Indorama Ventures PCL, NVDR	42,097	77,171
IRPC PCL, NVDR	281,672	59,811
Kasikornbank PCL, NVDR	50,579	326,067
Krung Thai Bank PCL, NVDR	100,206	59,395
Land & Houses PCL, NVDR	120,000	41,430
Minor International PCL, NVDR	60,500	73,014
PTT Exploration & Production PCL, NVDR	36,813	160,277
PTT Global Chemical PCL, NVDR	60,600	151,361
PTT PCL	101,600	162,970

PTT PCL, NVDR	175,280	281,155
Robinson PCL, NVDR	14,800	29,505
Siam Cement PCL	9,958	137,520
Siam Commercial Bank PCL, NVDR	49,798	225,179
Thai Oil PCL, NVDR	35,957	92,557
Thai Union Group PCL, NVDR	54,600	29,193
TMB Bank PCL, NVDR	369,700	24,850
True Corp. PCL, NVDR	280,800	57,481

		3,411,252

Turkey - 0.5%
Akbank TAS	56,784	49,812
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,816	18,512
Arcelik AS	6,649	13,437
Aselsan Elektronik Sanayi Ve Ticaret AS	13,881	54,584
BIM Birlesik Magazalar AS	5,956	66,216
Coca-Cola Icecek AS	2,145	9,330
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	48,907	13,705
Eregli Demir ve Celik Fabrikalari TAS	33,220	59,902
Ford Otomotiv Sanayi AS	1,975	20,137
Haci Omer Sabanci Holding AS	25,847	28,027
KOC Holding AS	21,412	48,849
Petkim Petrokimya Holding AS	20,887	17,527
TAV Havalimanlari Holding AS	2,366	11,877
Tofas Turk Otomobil Fabrikasi AS	3,495	12,189
Tupras Turkiye Petrol Rafinerileri AS	2,996	53,841
Turk Hava Yollari AO*	15,540	38,529
Turkcell Iletisim Hizmetleri AS	29,857	48,199
Turkiye Garanti Bankasi AS	61,130	55,393
Turkiye Halk Bankasi AS	18,015	16,846
Turkiye Is Bankasi AS, Class C	44,695	27,159
Turkiye Sise ve Cam Fabrikalari AS	22,143	20,773
Turkiye Vakiflar Bankasi TAO, Class D	21,091	11,114
Ulker Biskuvi Sanayi AS*	4,336	9,793
Yapi ve Kredi Bankasi AS*	47,543	12,164

		717,915

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	53,430	103,277
Aldar Properties PJSC	88,491	46,496
DAMAC Properties Dubai Co. PJSC	51,055	29,189
DP World Ltd.	4,421	94,610
Dubai Investments PJSC	41,636	22,557
Dubai Islamic Bank PJSC	45,919	64,007
Emaar Development PJSC*	20,480	29,495
Emaar Malls PJSC	54,914	29,900
Emaar Properties PJSC	99,158	135,247
Emirates Telecommunications Group Co. PJSC	46,241	213,382
First Abu Dhabi Bank PJSC	36,943	148,852

		917,012

United Kingdom - 0.1%
Mondi Ltd.	3,328	92,899

United States - 0.0%
Nexteer Automotive Group Ltd. (c)	23,220	39,110

TOTAL COMMON STOCKS
(Cost $116,865,428)		137,683,813

PREFERRED STOCKS - 3.1%
Brazil - 2.0%
Banco Bradesco SA	92,856	646,990
Braskem SA, Class A	4,848	70,475
Centrais Eletricas Brasileiras SA, Class B*	6,362	28,271
Cia Brasileira de Distribuicao	4,451	89,247
Cia Energetica de Minas Gerais	24,603	45,061
Gerdau SA	26,464	104,216
Itau Unibanco Holding SA	88,215	915,482
Itausa - Investimentos Itau SA	119,399	281,122
Lojas Americanas SA	20,480	78,438
Petroleo Brasileiro SA	109,289	516,782
Telefonica Brasil SA	11,457	112,570

		2,888,654

Chile - 0.1%
Embotelladora Andina SA, Class B	7,320	28,165
Sociedad Quimica y Minera de Chile SA, Class B	3,175	137,248

		165,413

Colombia - 0.2%
Bancolombia SA	12,731	138,755
Grupo Aval Acciones y Valores SA	107,338	42,285
Grupo de Inversiones Suramericana SA	3,213	37,276

		218,316

Russia - 0.1%
Surgutneftegas PJSC	231,726	128,474
Transneft PJSC	18	38,003

		166,477

South Korea - 0.7%
Amorepacific Corp.	255	33,102
Hyundai Motor Co.	668	46,988
Hyundai Motor Co. - 2nd Preferred	1,037	79,744
LG Chem Ltd.	204	36,653
LG Household & Health Care Ltd.	52	34,989
Samsung Electronics Co. Ltd.	23,484	837,546

		1,069,022

TOTAL PREFERRED STOCKS (Cost $3,564,262)		4,507,882

EXCHANGE-TRADED FUND - 0.0%
Global X MSCI Pakistan ETF (Cost $26,475)	2,500	27,625
RIGHTS - 0.0%
Hong Kong - 0.0%
China Everbright International Ltd.*, expires 09/13/18	25,691	1,997

Taiwan - 0.0%
Hiwin Technologies Corp.*, expires 09/05/18	162	142

TOTAL RIGHTS (Cost $0)		2,139

WARRANT - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL, NVDR, expires 12/31/19 (b) (Cost $0)	18,144	70

SECURITIES LENDING COLLATERAL - 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (d)(e) (Cost $2,050,968)	2,050,968	2,050,968

TOTAL INVESTMENTS - 98.1% (Cost $122,507,133)		$144,272,497
Other assets and liabilities, net - 1.9%		2,773,525

NET ASSETS - 100.0%		$147,046,022

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL - 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (d)(e)	993,218	1,057,750	—	—	—	4,053	—	2,050,968	2,050,968

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $3,392,306, which is 2.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,465,654.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2018 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds and Securities Lending Collateral
Information Technology	$39,152,594	27.5%
Financials	32,699,983	23.0
Consumer Discretionary	13,356,977	9.4
Materials	11,075,948	7.8
Energy	10,833,199	7.6
Consumer Staples	9,254,418	6.5
Industrials	7,464,246	5.3
Telecommunication Services	6,242,388	4.4
Health Care	4,469,595	3.1
Real Estate	4,142,585	2.9
Utilities	3,501,971	2.5

Total	$142,193,904	100.0%

At August 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(f)
MSCI Emerging Markets Index Futures	USD	94	$5,198,057	$4,958,030	9/21/2018	$(240,027)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2018.

As of August 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
The Bank of New York Mellon	9/5/2018	TWD	173,456	USD	5,640	$—	$(8)
Goldman Sachs & Co.	9/6/2018	AED	3,161,200	USD	860,565	—	(46)
The Bank of Nova Scotia	9/6/2018	AED	292,500	USD	79,624	—	(7)
Goldman Sachs & Co.	9/6/2018	BRL	6,532,900	USD	1,731,923	129,100	—
The Bank of Nova Scotia	9/6/2018	BRL	3,686,000	USD	976,786	72,440	—
The Bank of Nova Scotia	9/6/2018	BRL	25,835,500	USD	6,847,197	508,554	—
Goldman Sachs & Co.	9/6/2018	CLP	994,313,000	USD	1,555,522	96,419	—
RBC Capital Markets	9/6/2018	CLP	56,356,800	USD	88,149	5,449	—
Goldman Sachs & Co.	9/6/2018	CNH	4,000,000	USD	586,665	2,147	—
Goldman Sachs & Co.	9/6/2018	COP	1,985,060,600	USD	686,009	34,572	—
Goldman Sachs & Co.	9/6/2018	CZK	2,596,100	USD	118,891	1,990	—
JP Morgan & Chase Co.	9/6/2018	CZK	3,351,000	USD	153,459	2,566	—
Goldman Sachs & Co.	9/6/2018	EGP	3,291,200	USD	182,743	—	(1,467)
JP Morgan & Chase Co.	9/6/2018	EUR	477,800	USD	560,447	5,592	—
JP Morgan & Chase Co.	9/6/2018	HKD	76,530,700	USD	9,760,070	8,414	—
RBC Capital Markets	9/6/2018	HKD	91,594,600	USD	11,681,122	10,002	—
The Bank of New York Mellon	9/6/2018	HKD	103,669,500	USD	13,221,211	11,489	—
JP Morgan & Chase Co.	9/6/2018	HUF	79,687,600	USD	291,386	8,107	—
RBC Capital Markets	9/6/2018	HUF	44,286,400	USD	161,916	4,483	—
Goldman Sachs & Co.	9/6/2018	IDR	3,029,087,000	USD	209,249	3,756	—
Goldman Sachs & Co.	9/6/2018	IDR	20,831,861,500	USD	1,439,659	26,425	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
JP Morgan & Chase Co.	9/6/2018	IDR	14,877,311,300	USD	1,027,936	$18,659	$—
RBC Capital Markets	9/6/2018	IDR	2,549,368,800	USD	176,061	3,112	—
Goldman Sachs & Co.	9/6/2018	INR	149,514,200	USD	2,170,648	64,134	—
Goldman Sachs & Co.	9/6/2018	INR	59,719,000	USD	867,416	26,032	—
JP Morgan & Chase Co.	9/6/2018	INR	738,824,600	USD	10,736,233	326,896	—
Goldman Sachs & Co.	9/6/2018	KRW	19,516,224,600	USD	17,453,250	—	(81,550)
JP Morgan & Chase Co.	9/6/2018	KRW	1,254,125,900	USD	1,121,678	—	(5,120)
RBC Capital Markets	9/6/2018	KRW	2,896,772,000	USD	2,591,842	—	(10,830)
JP Morgan & Chase Co.	9/6/2018	MXN	19,381,400	USD	1,032,739	19,263	—
RBC Capital Markets	9/6/2018	MXN	12,571,900	USD	669,888	12,488	—
RBC Capital Markets	9/6/2018	MXN	2,939,000	USD	156,595	2,912	—
The Bank of New York Mellon	9/6/2018	MXN	51,748,800	USD	2,757,245	51,238	—
Goldman Sachs & Co.	9/6/2018	MYR	7,133,900	USD	1,754,525	18,838	—
Goldman Sachs & Co.	9/6/2018	MYR	978,000	USD	240,869	2,920	—
RBC Capital Markets	9/6/2018	MYR	6,498,400	USD	1,598,033	16,963	—
Goldman Sachs & Co.	9/6/2018	PHP	36,280,500	USD	680,940	2,560	—
JP Morgan & Chase Co.	9/6/2018	PHP	5,291,800	USD	99,459	512	—
RBC Capital Markets	9/6/2018	PHP	38,981,400	USD	732,871	3,989	—
JP Morgan & Chase Co.	9/6/2018	PLN	2,083,500	USD	570,048	7,899	—
The Bank of Nova Scotia	9/6/2018	PLN	3,735,100	USD	1,021,873	14,106	—
The Bank of Nova Scotia	9/6/2018	PLN	783,000	USD	214,153	2,892	—
Goldman Sachs & Co.	9/6/2018	QAR	4,711,600	USD	1,289,613	—	(4,516)
Goldman Sachs & Co.	9/6/2018	RUB	18,147,000	USD	289,570	20,871	—
Goldman Sachs & Co.	9/6/2018	RUB	40,343,000	USD	643,997	46,645	—
JP Morgan & Chase Co.	9/6/2018	RUB	274,142,900	USD	4,374,585	315,397	—
Goldman Sachs & Co.	9/6/2018	THB	83,735,800	USD	2,518,673	—	(40,122)
The Bank of Nova Scotia	9/6/2018	THB	8,099,000	USD	244,019	—	(3,470)
The Bank of Nova Scotia	9/6/2018	THB	20,847,800	USD	628,398	—	(8,668)
Goldman Sachs & Co.	9/6/2018	TRY	213,900	USD	42,917	10,458	—
JP Morgan & Chase Co.	9/6/2018	TRY	3,167,500	USD	635,377	154,707	—
RBC Capital Markets	9/6/2018	TRY	2,173,100	USD	435,871	106,102	—
Goldman Sachs & Co.	9/6/2018	TWD	128,133,400	USD	4,186,682	13,375	—
Goldman Sachs & Co.	9/6/2018	TWD	25,490,000	USD	834,261	4,051	—
JP Morgan & Chase Co.	9/6/2018	TWD	122,636,400	USD	4,009,167	14,897	—
RBC Capital Markets	9/6/2018	TWD	40,932,300	USD	1,338,313	5,147	—
The Bank of Nova Scotia	9/6/2018	TWD	226,738,200	USD	7,414,349	29,481	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Goldman Sachs & Co.	9/6/2018	USD	860,659	AED	3,161,200	$—	$(47)
The Bank of Nova Scotia	9/6/2018	USD	79,632	AED	292,500	—	(1)
Goldman Sachs & Co.	9/6/2018	USD	1,585,348	BRL	6,532,900	17,475	—
The Bank of Nova Scotia	9/6/2018	USD	7,165,239	BRL	29,521,500	77,750	—
Goldman Sachs & Co.	9/6/2018	USD	1,466,398	CLP	994,313,000	—	(7,295)
RBC Capital Markets	9/6/2018	USD	83,096	CLP	56,356,800	—	(396)
Goldman Sachs & Co.	9/6/2018	USD	585,472	CNH	4,000,000	—	(954)
Goldman Sachs & Co.	9/6/2018	USD	649,690	COP	1,985,060,600	1,747	—
Goldman Sachs & Co.	9/6/2018	USD	117,397	CZK	2,596,100	—	(496)
JP Morgan & Chase Co.	9/6/2018	USD	151,534	CZK	3,351,000	—	(641)
Goldman Sachs & Co.	9/6/2018	USD	183,661	EGP	3,291,200	549	—
JP Morgan & Chase Co.	9/6/2018	USD	555,998	EUR	477,800	—	(1,142)
JP Morgan & Chase Co.	9/6/2018	USD	9,750,908	HKD	76,530,700	748	—
RBC Capital Markets	9/6/2018	USD	11,669,737	HKD	91,594,600	1,383	—
The Bank of New York Mellon	9/6/2018	USD	13,208,998	HKD	103,669,500	724	—
JP Morgan & Chase Co.	9/6/2018	USD	284,376	HUF	79,687,600	—	(1,097)
RBC Capital Markets	9/6/2018	USD	158,045	HUF	44,286,400	—	(612)
Goldman Sachs & Co.	9/6/2018	USD	1,613,316	IDR	23,860,948,500	5,410	—
JP Morgan & Chase Co.	9/6/2018	USD	1,000,492	IDR	14,877,311,300	8,785	—
RBC Capital Markets	9/6/2018	USD	171,099	IDR	2,549,368,800	1,851	—
Goldman Sachs & Co.	9/6/2018	USD	2,949,855	INR	209,233,200	—	(1,958)
JP Morgan & Chase Co.	9/6/2018	USD	10,407,446	INR	738,824,600	1,891	—
Goldman Sachs & Co.	9/6/2018	USD	17,264,492	KRW	19,224,011,600	7,764	—
Goldman Sachs & Co.	9/6/2018	USD	262,199	KRW	292,213,000	346	—
JP Morgan & Chase Co.	9/6/2018	USD	1,125,978	KRW	1,254,125,900	820	—
RBC Capital Markets	9/6/2018	USD	2,600,567	KRW	2,896,772,000	2,104	—
JP Morgan & Chase Co.	9/6/2018	USD	1,013,475	MXN	19,381,400	1	—
RBC Capital Markets	9/6/2018	USD	811,093	MXN	15,510,900	—	(10)
The Bank of New York Mellon	9/6/2018	USD	2,706,103	MXN	51,748,800	—	(96)
Goldman Sachs & Co.	9/6/2018	USD	1,973,698	MYR	8,111,900	—	(62)
RBC Capital Markets	9/6/2018	USD	1,580,542	MYR	6,498,400	527	—
Goldman Sachs & Co.	9/6/2018	USD	678,267	PHP	36,280,500	113	—
JP Morgan & Chase Co.	9/6/2018	USD	98,838	PHP	5,291,800	109	—
RBC Capital Markets	9/6/2018	USD	728,420	PHP	38,981,400	462	—
JP Morgan & Chase Co.	9/6/2018	USD	566,118	PLN	2,083,500	—	(3,969)
The Bank of Nova Scotia	9/6/2018	USD	1,227,594	PLN	4,518,100	—	(8,567)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Goldman Sachs & Co.	9/6/2018	USD	1,287,322	QAR	4,711,600	$6,807	$—
Goldman Sachs & Co.	9/6/2018	USD	868,208	RUB	58,490,000	—	(2,156)
JP Morgan & Chase Co.	9/6/2018	USD	4,070,961	RUB	274,142,900	—	(11,773)
Goldman Sachs & Co.	9/6/2018	USD	2,558,459	THB	83,735,800	336	—
The Bank of Nova Scotia	9/6/2018	USD	883,669	THB	28,946,800	886	—
Goldman Sachs & Co.	9/6/2018	USD	32,264	TRY	213,900	196	—
JP Morgan & Chase Co.	9/6/2018	USD	477,714	TRY	3,167,500	2,957	—
RBC Capital Markets	9/6/2018	USD	327,793	TRY	2,173,100	1,976	—
Goldman Sachs & Co.	9/6/2018	USD	5,001,576	TWD	153,623,400	1,941	—
JP Morgan & Chase Co.	9/6/2018	USD	3,993,110	TWD	122,636,400	1,160	—
RBC Capital Markets	9/6/2018	USD	1,332,866	TWD	40,932,300	300	—
The Bank of Nova Scotia	9/6/2018	USD	7,382,002	TWD	226,738,200	2,865	—
JP Morgan & Chase Co.	9/6/2018	USD	7,617,875	ZAR	111,644,600	—	(26,696)
RBC Capital Markets	9/6/2018	USD	1,311,597	ZAR	19,221,800	—	(4,627)
JP Morgan & Chase Co.	9/6/2018	ZAR	111,644,600	USD	8,484,799	893,621	—
RBC Capital Markets	9/6/2018	ZAR	5,317,000	USD	404,048	42,524	—
RBC Capital Markets	9/6/2018	ZAR	13,904,800	USD	1,056,703	111,258	—
Goldman Sachs & Co.	10/3/2018	AED	3,161,200	USD	860,565	6	—
The Bank of Nova Scotia	10/3/2018	AED	292,500	USD	79,624	—	(2)
Goldman Sachs & Co.	10/3/2018	BRL	6,532,900	USD	1,580,974	—	(17,098)
The Bank of Nova Scotia	10/3/2018	BRL	29,521,500	USD	7,143,220	—	(78,303)
Goldman Sachs & Co.	10/3/2018	CLP	994,313,000	USD	1,466,960	6,389	—
RBC Capital Markets	10/3/2018	CLP	56,356,800	USD	83,129	345	—
Goldman Sachs & Co.	10/3/2018	COP	1,985,060,600	USD	648,977	—	(1,476)
Goldman Sachs & Co.	10/3/2018	CZK	2,596,100	USD	117,500	492	—
JP Morgan & Chase Co.	10/3/2018	CZK	3,351,000	USD	151,654	621	—
Goldman Sachs & Co.	10/3/2018	EGP	3,291,200	USD	181,333	—	(1,175)
JP Morgan & Chase Co.	10/3/2018	EUR	477,800	USD	557,100	1,116	—
JP Morgan & Chase Co.	10/3/2018	EUR	275,000	USD	320,659	660	—
JP Morgan & Chase Co.	10/3/2018	HKD	76,530,700	USD	9,754,539	—	(1,580)
RBC Capital Markets	10/3/2018	HKD	91,594,600	USD	11,674,385	—	(2,076)
RBC Capital Markets	10/3/2018	HKD	1,392,000	USD	177,417	—	(34)
The Bank of New York Mellon	10/3/2018	HKD	103,669,500	USD	13,213,207	—	(2,561)
JP Morgan & Chase Co.	10/3/2018	HUF	79,687,600	USD	284,844	1,067	—
RBC Capital Markets	10/3/2018	HUF	44,286,400	USD	158,324	614	—
Goldman Sachs & Co.	10/3/2018	IDR	23,860,948,500	USD	1,580,195	—	(33,091)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Goldman Sachs & Co.	10/3/2018	IDR	1,764,477,000	USD	117,241	$—	$(2,059)
JP Morgan & Chase Co.	10/3/2018	IDR	14,877,311,300	USD	983,624	—	(22,261)
RBC Capital Markets	10/3/2018	IDR	2,549,368,800	USD	168,275	—	(4,093)
JP Morgan & Chase Co.	10/3/2018	MXN	19,381,400	USD	1,009,026	—	(65)
RBC Capital Markets	10/3/2018	MXN	15,510,900	USD	807,510	—	(64)
The Bank of New York Mellon	10/3/2018	MXN	51,748,800	USD	2,694,106	—	(191)
Goldman Sachs & Co.	10/3/2018	MYR	8,111,900	USD	1,961,765	—	(10,548)
Goldman Sachs & Co.	10/3/2018	MYR	826,000	USD	199,806	—	(1,026)
RBC Capital Markets	10/3/2018	MYR	6,498,400	USD	1,573,272	—	(6,738)
Goldman Sachs & Co.	10/3/2018	PHP	36,280,500	USD	675,866	—	(1,745)
JP Morgan & Chase Co.	10/3/2018	PHP	5,291,800	USD	98,580	—	(254)
RBC Capital Markets	10/3/2018	PHP	38,981,400	USD	726,519	—	(1,536)
JP Morgan & Chase Co.	10/3/2018	PLN	2,083,500	USD	566,376	3,953	—
The Bank of Nova Scotia	10/3/2018	PLN	4,518,100	USD	1,228,095	8,472	—
Goldman Sachs & Co.	10/3/2018	QAR	4,711,600	USD	1,287,252	—	(7,239)
Goldman Sachs & Co.	10/3/2018	RUB	58,490,000	USD	865,696	2,118	—
JP Morgan & Chase Co.	10/3/2018	RUB	274,142,900	USD	4,059,165	11,572	—
Goldman Sachs & Co.	10/3/2018	THB	83,735,800	USD	2,559,163	—	(1,554)
The Bank of Nova Scotia	10/3/2018	THB	4,139,000	USD	126,378	—	(197)
The Bank of Nova Scotia	10/3/2018	THB	28,946,800	USD	884,101	—	(1,118)
Goldman Sachs & Co.	10/3/2018	TRY	213,900	USD	31,758	—	(176)
JP Morgan & Chase Co.	10/3/2018	TRY	3,167,500	USD	468,667	—	(4,229)
RBC Capital Markets	10/3/2018	TRY	2,173,100	USD	322,705	—	(1,731)
Goldman Sachs & Co.	10/3/2018	TWD	153,623,400	USD	5,005,650	—	(6,690)
Goldman Sachs & Co.	10/3/2018	TWD	14,611,000	USD	476,689	—	(31)
JP Morgan & Chase Co.	10/3/2018	TWD	122,636,400	USD	3,998,057	—	(3,256)
RBC Capital Markets	10/3/2018	TWD	40,932,300	USD	1,334,604	—	(913)
The Bank of Nova Scotia	10/3/2018	TWD	226,738,200	USD	7,391,628	—	(6,261)
The Bank of Nova Scotia	10/3/2018	USD	202,852	BRL	838,000	2,139	—
JP Morgan & Chase Co.	10/3/2018	ZAR	111,644,600	USD	7,589,491	26,695	—
RBC Capital Markets	10/3/2018	ZAR	19,221,800	USD	1,306,554	4,471	—
RBC Capital Markets	10/3/2018	ZAR	4,609,000	USD	313,273	1,059	—
Goldman Sachs & Co.	10/4/2018	INR	29,832,000	USD	419,814	928	—
Goldman Sachs & Co.	10/4/2018	INR	209,233,200	USD	2,935,370	—	(2,578)
JP Morgan & Chase Co.	10/4/2018	INR	738,824,600	USD	10,357,693	—	(16,513)
Goldman Sachs & Co.	10/4/2018	KRW	721,322,000	USD	647,303	—	(1,212)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Goldman Sachs & Co.	10/4/2018	KRW	19,224,011,600	USD	17,269,144	$—	$(14,492)
JP Morgan & Chase Co.	10/4/2018	KRW	1,254,125,900	USD	1,126,454	—	(1,087)
RBC Capital Markets	10/4/2018	KRW	2,896,772,000	USD	2,601,946	—	(2,441)
Goldman Sachs & Co.	10/9/2018	CNH	3,146,000	USD	460,150	754	—
Goldman Sachs & Co.	10/9/2018	CNH	4,000,000	USD	585,060	959	—

Total unrealized appreciation (depreciation)						$3,519,865	$(488,093)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2018.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$137,633,284	$—	$50,529	$137,683,813
Preferred Stocks (h)	4,507,882	—	—	4,507,882
Rights (h)	142	1,997	—	2,139
Exchange-Traded Fund	27,625	—	—	27,625
Warrant	—	—	70	70
Short-Term Investments	2,050,968	—	—	2,050,968
Derivatives (i)
Forward Foreign Currency Contracts	—	3,519,865	—	3,519,865

TOTAL	$144,219,901	$3,521,862	$50,599	$147,792,362

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(488,093)	$—	$(488,093)
Futures Contracts	(240,027)	—	—	(240,027)

TOTAL	$(240,027)	$(488,093)	$—	$(728,120)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended August 31, 2018, the amount of transfers between Level 1 and Level 3 was $61,493 and between Level 3 and Level 1 was $70,470. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading and commencement of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.9%
Australia - 0.5%
BHP Billiton PLC	309,814	$6,602,435

Austria - 0.3%
ANDRITZ AG	10,053	595,121
Erste Group Bank AG*	45,262	1,800,477
OMV AG	20,459	1,083,614
Raiffeisen Bank International AG	20,205	574,599
voestalpine AG	19,022	853,165

		4,906,976

Belgium - 1.6%
Ageas	25,074	1,297,488
Anheuser-Busch InBev SA/NV	114,217	10,692,390
Colruyt SA	8,081	480,258
Groupe Bruxelles Lambert SA	12,924	1,356,142
KBC Group NV	36,941	2,624,217
Proximus SADP	21,585	497,214
Solvay SA	10,009	1,332,001
Telenet Group Holding NV*	7,896	431,686
UCB SA	19,403	1,773,839
Umicore SA	32,023	1,785,684

		22,270,919

Chile - 0.0%
Antofagasta PLC	56,039	585,280

Denmark - 2.7%
A.P. Moller - Maersk A/S, Class A	681	980,325
A.P. Moller - Maersk A/S, Class B	875	1,350,472
Carlsberg A/S, Class B	14,779	1,804,169
Chr Hansen Holding A/S	13,331	1,353,401
Coloplast A/S, Class B	18,080	1,935,192
Danske Bank A/S	110,208	3,242,472
DSV A/S	28,382	2,659,570
Genmab A/S*	9,155	1,583,757
H Lundbeck A/S	8,998	527,926
ISS A/S	22,600	788,969
Novo Nordisk A/S, Class B	269,065	13,186,791
Novozymes A/S, Class B	33,869	1,856,356
Orsted A/S, 144A	29,318	1,853,432
Pandora A/S (a)	17,011	1,016,337
Tryg A/S	15,807	388,394
Vestas Wind Systems A/S	29,214	2,035,637
William Demant Holding A/S*	16,730	680,433

		37,243,633

Finland - 1.6%
Elisa OYJ	23,300	996,628
Fortum OYJ	69,905	1,768,905
Kone OYJ, Class B	50,131	2,706,402
Metso OYJ	14,737	517,457
Neste OYJ	19,496	1,692,727
Nokia OYJ	832,888	4,638,596
Nokian Renkaat OYJ	15,063	621,571
Orion OYJ, Class B	14,880	547,004
Sampo OYJ, Class A	65,022	3,326,159
Stora Enso OYJ, Class R	85,378	1,589,112
UPM-Kymmene OYJ	77,983	3,005,230
Wartsila OYJ Abp	69,321	1,463,650

		22,873,441

France - 16.5%
Accor SA	29,461	1,473,888
Aeroports de Paris	4,091	898,917
Air Liquide SA	62,924	7,924,753
Airbus SE	87,083	10,740,954
Alstom SA	20,986	925,663
Amundi SA, 144A	8,029	578,752
Arkema SA	10,705	1,340,750
Atos SE	14,545	1,742,341
AXA SA	294,442	7,431,883
BioMerieux	6,651	584,417
BNP Paribas SA	169,255	9,937,108
Bollore SA	117,145	560,766
Bouygues SA	36,488	1,610,705
Bureau Veritas SA	37,867	973,146
Capgemini SE	23,492	3,019,975
Carrefour SA	88,949	1,586,918
Casino Guichard Perrachon SA (a)	8,050	255,186
Cie de Saint-Gobain	72,464	3,117,640
Cie Generale des Etablissements Michelin	25,426	3,008,881
CNP Assurances	22,521	519,428
Covivio REIT	6,232	651,405
Credit Agricole SA	169,111	2,314,723
Danone SA	91,995	7,242,053
Dassault Aviation SA	395	734,971
Dassault Systemes SE	19,297	3,126,906
Edenred	36,614	1,395,268
Eiffage SA	11,927	1,342,343
Electricite de France SA	87,803	1,438,057
Engie SA	268,485	3,936,072
Essilor International SA	30,048	4,335,372
Eurazeo SA	6,149	466,790
Eutelsat Communications SA	22,540	533,733
Faurecia SA	10,028	614,361
Gecina SA REIT	6,853	1,176,491
Getlink	63,695	802,185
Hermes International	4,616	3,001,571

ICADE REIT	6,706	654,246
Iliad SA	4,222	545,448
Imerys SA	5,153	370,246
Ingenico Group SA	8,284	582,133
Ipsen SA	5,809	1,032,662
JCDecaux SA	10,794	355,578
Kering	11,071	6,014,124
Klepierre SA REIT	29,851	1,070,673
Legrand SA	38,957	2,934,742
L’Oreal SA	37,914	9,096,614
LVMH Moet Hennessy Louis Vuitton SE	41,209	14,438,528
Natixis SA	139,411	930,475
Orange SA	293,511	4,752,677
Pernod Ricard SA	31,210	4,926,884
Peugeot SA	89,569	2,464,029
Publicis Groupe SA	31,311	2,009,841
Remy Cointreau SA	3,240	453,933
Renault SA	28,480	2,452,921
Rexel SA	40,584	638,313
Safran SA	49,008	6,388,316
Sanofi	165,567	14,161,916
Schneider Electric SE	80,756	6,584,139
SCOR SE	23,582	955,587
SEB SA	3,228	601,754
Societe BIC SA	4,197	388,516
Societe Generale SA	114,122	4,668,152
Sodexo SA (a)	12,997	1,353,543
Suez	59,331	857,759
Teleperformance	9,121	1,752,186
Thales SA	15,891	2,238,364
TOTAL SA	353,578	22,109,142
Ubisoft Entertainment SA*	10,619	1,142,130
Unibail-Rodamco-Westfield	20,489	4,304,662
Valeo SA	35,479	1,610,641
Veolia Environnement SA	79,340	1,672,429
Vinci SA	74,357	7,125,760
Vivendi SA	150,073	3,893,317
Wendel SA	4,209	623,404

		229,500,156

Germany - 13.8%
1&1 Drillisch AG	6,899	349,150
adidas AG	27,536	6,868,738
Allianz SE	65,410	13,942,836
Axel Springer SE	7,109	516,562
BASF SE	136,299	12,607,709
Bayer AG	138,340	12,907,301
Bayerische Motoren Werke AG	48,460	4,691,819
Beiersdorf AG	14,132	1,645,297
Brenntag AG	24,534	1,479,142
Commerzbank AG*	144,188	1,363,201
Continental AG	16,039	2,942,466
Covestro AG, 144A	29,158	2,483,563
Daimler AG	135,205	8,741,533
Delivery Hero SE, 144A*	13,894	765,411
Deutsche Bank AG (b)	286,290	3,224,090
Deutsche Boerse AG	28,346	3,915,421
Deutsche Lufthansa AG	37,277	973,128
Deutsche Post AG	144,467	5,267,157
Deutsche Telekom AG*	505,459	8,161,176
Deutsche Wohnen SE	52,418	2,649,162
E.ON SE	323,216	3,444,096
Evonik Industries AG	24,222	902,797
Fraport AG Frankfurt Airport Services Worldwide	5,346	480,545
Fresenius Medical Care AG & Co. KGaA	31,411	3,181,535
Fresenius SE & Co. KGaA	61,182	4,671,509
GEA Group AG	25,199	957,346
Hannover Rueck SE	9,593	1,317,282
HeidelbergCement AG	22,660	1,803,836
Henkel AG & Co. KGaA	14,814	1,653,337
HOCHTIEF AG	3,169	514,244
HUGO BOSS AG	8,948	714,793
Infineon Technologies AG	167,203	4,254,263
Innogy SE*	18,807	815,361
K+S AG	27,496	625,395
KION Group AG	11,175	762,978
LANXESS AG	12,495	981,604
Linde AG	17,108	3,450,355
Linde AG	10,407	2,370,087
MAN SE	5,042	548,088
Merck KGaA	19,305	2,027,506
METRO AG	25,701	401,396
MTU Aero Engines AG	7,806	1,711,592
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,109	4,768,200
OSRAM Licht AG	13,535	607,693
ProSiebenSat.1 Media SE	36,945	973,038
Puma SE	1,189	651,424
RWE AG	79,340	2,012,256
SAP SE	146,069	17,568,769
Siemens AG	113,148	14,707,099
Siemens Healthineers AG, 144A*	20,817	946,117
Symrise AG	19,088	1,782,708
Telefonica Deutschland Holding AG	97,143	404,015
thyssenkrupp AG	65,925	1,523,565

TUI AG	69,704	1,285,025
Uniper SE	31,375	958,538
United Internet AG	16,843	886,031
Volkswagen AG	4,436	714,180
Vonovia SE	70,553	3,618,921
Wirecard AG	17,756	3,942,755
Zalando SE, 144A*	18,591	977,985

		191,413,126

Ireland - 1.0%
AerCap Holdings NV*	18,649	1,062,434
AIB Group PLC	132,313	743,954
Bank of Ireland Group PLC	132,483	1,082,611
CRH PLC	121,171	4,023,984
DCC PLC	14,202	1,280,562
Kerry Group PLC, Class A	23,568	2,687,788
Paddy Power Betfair PLC	12,664	1,153,932
Ryanair Holdings PLC*	26,320	433,672
Smurfit Kappa Group PLC	33,235	1,357,160

		13,826,097

Isle of Man - 0.1%
GVC Holdings PLC	74,537	1,064,897

Italy - 3.0%
Assicurazioni Generali SpA	170,924	2,846,055
Atlantia SpA	73,313	1,527,514
Davide Campari-Milano SpA	84,192	745,161
Enel SpA	1,195,865	5,913,321
Eni SpA	374,283	6,942,511
Ferrari NV	18,336	2,398,657
Intesa Sanpaolo SpA	2,224,569	5,493,576
Leonardo SpA	57,526	644,364
Luxottica Group SpA	25,482	1,689,512
Mediobanca SpA	83,635	778,190
Moncler SpA	26,266	1,187,825
Pirelli & C SpA, 144A*	59,567	479,711
Poste Italiane SpA, 144A	68,360	526,243
Prysmian SpA	33,005	851,262
Recordati SpA	14,793	518,050
Snam SpA	351,890	1,444,305
Telecom Italia SpA*	1,791,411	1,141,582
Telecom Italia SpA-RSP	848,457	471,644
Terna Rete Elettrica Nazionale SpA	227,728	1,196,384
UniCredit SpA	295,359	4,262,857

		41,058,724

Jersey Island - 0.1%
Randgold Resources Ltd.	14,408	938,069

Luxembourg - 0.5%
ArcelorMittal	96,778	2,913,978
Eurofins Scientific SE	1,932	1,090,788
Millicom International Cellular SA SDR	9,108	524,361
RTL Group SA (a)	5,178	388,271
SES SA	52,281	1,048,642
Tenaris SA	72,125	1,209,744

		7,175,784

Mexico - 0.0%
Fresnillo PLC	32,104	373,424

Netherlands - 7.3%
ABN AMRO Group NV, 144A	64,373	1,743,244
Aegon NV	266,390	1,597,394
Akzo Nobel NV	37,991	3,550,783
ASML Holding NV	61,210	12,479,164
Boskalis Westminster	1	29
EXOR NV	14,813	962,533
Heineken Holding NV	17,840	1,700,112
Heineken NV	39,434	3,897,123
ING Groep NV	571,042	7,748,582
Koninklijke Ahold Delhaize NV	182,240	4,433,785
Koninklijke DSM NV	27,557	2,890,972
Koninklijke KPN NV	469,008	1,198,229
Koninklijke Philips NV	139,679	6,240,490
Koninklijke Vopak NV	9,958	513,210
NN Group NV	42,966	1,841,806
NXP Semiconductors NV*	50,363	4,690,810
QIAGEN NV*	30,911	1,196,599
Randstad NV	18,402	1,152,595
Royal Dutch Shell PLC, Class A	681,567	22,103,610
Royal Dutch Shell PLC, Class B	555,740	18,303,958
Wolters Kluwer NV	43,548	2,759,946

		101,004,974

Norway - 1.1%
Aker BP ASA	17,056	604,047
DNB ASA	143,475	2,922,143
Equinor ASA	174,857	4,484,983
Gjensidige Forsikring ASA	29,239	489,168
Marine Harvest ASA (a)	67,581	1,459,823
Norsk Hydro ASA	206,445	1,140,031
Orkla ASA	110,600	910,000
Schibsted ASA, Class B	14,074	458,160
Telenor ASA	111,591	2,103,771
Yara International ASA	28,742	1,322,945

		15,895,071

Portugal - 0.2%
EDP - Energias de Portugal SA	381,604	1,490,520
Galp Energia SGPS SA	68,617	1,391,439
Jeronimo Martins SGPS SA	33,868	507,326

		3,389,285

South Africa - 0.1%
Investec PLC	96,390	632,819
Mediclinic International PLC	53,369	341,176

		973,995

Spain - 4.5%
ACS Actividades de Construccion y Servicios SA	39,180	1,631,761
Aena SME SA, 144A	10,244	1,813,339
Amadeus IT Group SA	65,857	6,109,379
Banco Bilbao Vizcaya Argentaria SA	980,525	6,111,849
Banco de Sabadell SA	835,763	1,282,491
Banco Santander SA	2,395,449	11,922,886
Bankia SA	176,678	663,842
Bankinter SA	97,620	868,428
CaixaBank SA	535,729	2,400,958
Enagas SA	34,762	966,385
Endesa SA	43,347	970,579
Ferrovial SA	68,440	1,479,606
Grifols SA	41,200	1,211,357
Iberdrola SA	883,935	6,589,164
Industria de Diseno Textil SA	160,035	4,839,075
Mapfre SA	204,053	601,375
Naturgy Energy Group SA	47,654	1,279,425
Red Electrica Corp. SA	69,363	1,457,291
Repsol SA	202,005	3,884,125
Siemens Gamesa Renewable Energy SA*(a)	34,118	509,091
Telefonica SA	686,559	5,568,116

		62,160,522

Sweden - 4.0%
Alfa Laval AB	39,532	1,059,501
Assa Abloy AB, Class B	147,515	3,006,708
Atlas Copco AB, Class A	100,640	2,868,936
Atlas Copco AB, Class B	54,591	1,443,399
Boliden AB	43,199	1,130,855
Electrolux AB, Series B	33,135	739,139
Epiroc AB, Class A*	100,640	1,045,450
Epiroc AB, Class B*	54,591	522,083
Essity AB, Class B	90,062	2,333,991
Hennes & Mauritz AB, Class B (a)	128,902	1,736,801
Hexagon AB, Class B	39,040	2,318,883
Husqvarna AB, Class B	61,392	488,040
ICA Gruppen AB (a)	11,887	361,998
Industrivarden AB, Class C	23,897	510,465
Investor AB, Class B	68,285	3,081,548
Kinnevik AB, Class B	37,967	1,247,141
L E Lundbergforetagen AB, Class B	11,001	369,541
Lundin Petroleum AB	26,460	919,213
Nordea Bank AB	454,512	4,910,339
Sandvik AB	167,090	2,924,255
Securitas AB, Class B	44,766	796,425
Skandinaviska Enskilda Banken AB, Class A	240,468	2,566,352
Skanska AB, Class B	45,998	863,612
SKF AB, Class B	63,735	1,224,849
Svenska Handelsbanken AB, Class A	225,241	2,730,187
Swedbank AB, Class A	132,981	3,094,357
Swedish Match AB	26,021	1,391,083
Tele2 AB, Class B	47,690	588,228
Telefonaktiebolaget LM Ericsson, Class B	450,672	3,801,451
Telia Co. AB	423,976	1,880,392
Volvo AB, Class B	229,434	3,951,368

		55,906,590

Switzerland - 13.6%
ABB Ltd.	270,812	6,384,374
Adecco Group AG	25,797	1,580,424
Baloise Holding AG	6,780	1,042,270
Barry Callebaut AG	341	607,942
Chocoladefabriken Lindt & Spruengli AG	14	1,233,531
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	173	1,287,795
Cie Financiere Richemont SA	76,697	6,781,463
Clariant AG*	31,341	783,161
Coca-Cola HBC AG*	30,405	1,039,858
Credit Suisse Group AG*	376,616	5,640,012
Dufry AG*(a)	4,653	575,594
EMS-Chemie Holding AG	1,179	744,439
Ferguson PLC	34,906	2,797,132
Geberit AG	5,494	2,498,587
Givaudan SA	1,358	3,303,754
Glencore PLC*	1,695,072	6,890,474
Julius Baer Group Ltd.*	33,966	1,805,446
Kuehne + Nagel International AG	8,171	1,319,331
LafargeHolcim Ltd.*	71,914	3,502,028
Lonza Group AG*	10,982	3,533,955
Nestle SA	462,444	38,827,643
Novartis AG	321,924	26,697,190
Pargesa Holding SA	5,521	448,572
Partners Group Holding AG	2,550	2,002,115
Roche Holding AG	103,651	25,751,004
Schindler Holding AG	2,720	628,610
Schindler Holding AG Participation Certificates	6,471	1,543,560
SGS SA	780	2,054,516

Sika AG	18,481	2,739,974
Sonova Holding AG	8,172	1,550,509
STMicroelectronics NV	100,361	2,062,531
Straumann Holding AG	1,407	1,121,390
Swatch Group AG - Bearer	4,610	1,967,187
Swatch Group AG - Registered	8,048	652,226
Swiss Life Holding AG*	5,110	1,851,568
Swiss Prime Site AG*	10,066	927,931
Swiss Re AG	47,795	4,297,975
Swisscom AG	4,010	1,791,002
Temenos AG*	8,883	1,603,843
UBS Group AG*	565,736	8,834,062
Vifor Pharma AG	7,046	1,298,703
Zurich Insurance Group AG	22,146	6,744,905

		188,748,586

United Arab Emirates (c) - 0.1%
NMC Health PLC	15,224	774,483

United Kingdom - 22.6%
3i Group PLC	148,424	1,724,885
Admiral Group PLC	28,225	761,117
Anglo American PLC	154,972	3,097,270
Ashtead Group PLC	73,473	2,249,893
Associated British Foods PLC	53,617	1,591,118
AstraZeneca PLC	188,613	14,170,305
Auto Trader Group PLC, 144A	129,103	751,681
Aviva PLC	589,218	3,704,861
Babcock International Group PLC	36,726	339,673
BAE Systems PLC	461,641	3,626,863
Barclays PLC	2,503,075	5,701,640
Barratt Developments PLC	138,185	970,989
Berkeley Group Holdings PLC	17,263	815,323
BP PLC	2,947,914	20,916,760
British American Tobacco PLC	338,966	16,354,162
British Land Co. PLC REIT	131,217	1,081,255
BT Group PLC	1,238,291	3,489,286
Bunzl PLC	53,985	1,678,326
Burberry Group PLC	59,436	1,722,961
Centrica PLC	773,589	1,437,178
CNH Industrial NV	157,943	1,888,327
Coca-Cola European Partners PLC	29,198	1,245,003
Compass Group PLC	234,617	5,044,627
ConvaTec Group PLC, 144A	199,984	553,019
Croda International PLC	20,098	1,328,854
Diageo PLC	367,106	12,824,009
Direct Line Insurance Group PLC	188,283	807,722
easyJet PLC	22,463	444,111
Experian PLC	135,092	3,362,676
Fiat Chrysler Automobiles NV*	161,718	2,733,124
G4S PLC	211,025	682,314
GlaxoSmithKline PLC	733,119	14,830,800
Hammerson PLC REIT	105,565	644,744
Hargreaves Lansdown PLC	43,095	1,229,147
HSBC Holdings PLC	2,983,624	25,873,753
Imperial Brands PLC	140,935	5,013,686
Informa PLC	187,121	1,849,522
InterContinental Hotels Group PLC	27,679	1,706,299
International Consolidated Airlines Group SA	90,048	809,012
Intertek Group PLC	24,704	1,644,286
ITV PLC	579,655	1,207,270
J Sainsbury PLC	269,488	1,132,678
John Wood Group PLC	90,004	838,500
Johnson Matthey PLC	26,636	1,207,243
Kingfisher PLC	301,730	1,069,867
Land Securities Group PLC REIT	117,538	1,396,577
Legal & General Group PLC	876,614	2,890,074
Lloyds Banking Group PLC	10,890,606	8,372,610
London Stock Exchange Group PLC	46,409	2,782,109
Marks & Spencer Group PLC	272,527	1,065,602
Meggitt PLC	113,873	794,545
Melrose Industries PLC	730,314	2,110,444
Merlin Entertainments PLC, 144A	104,857	505,566
Micro Focus International PLC	66,412	1,123,599
Mondi PLC	50,467	1,403,424
National Grid PLC	494,926	5,197,320
Next PLC	21,596	1,539,892
Pearson PLC	109,325	1,300,266
Persimmon PLC	47,216	1,489,311
Prudential PLC	390,234	8,777,660
Reckitt Benckiser Group PLC	98,000	8,333,316
RELX NV	143,086	3,168,949
RELX PLC	155,798	3,453,919
Rio Tinto PLC	176,090	8,353,169
Rolls-Royce Holdings PLC*	245,693	3,201,201
Royal Bank of Scotland Group PLC	699,859	2,189,384
Royal Mail PLC	121,543	705,931
RSA Insurance Group PLC	163,134	1,335,798
Sage Group PLC	168,955	1,304,169
Schroders PLC	21,235	846,548
Segro PLC REIT	139,836	1,193,249
Severn Trent PLC	39,150	1,015,624
Sky PLC	151,580	3,027,316
Smith & Nephew PLC	131,575	2,315,620
Smiths Group PLC	60,177	1,257,231

SSE PLC	149,752	2,432,640
St James’s Place PLC	82,031	1,203,335
Standard Chartered PLC	412,407	3,352,872
Standard Life Aberdeen PLC	406,860	1,671,558
Taylor Wimpey PLC	521,817	1,132,135
Tesco PLC	1,426,170	4,557,665
Travis Perkins PLC	40,331	601,561
Unilever NV	227,644	13,091,690
Unilever PLC	182,110	10,369,320
United Utilities Group PLC	93,216	896,219
Vodafone Group PLC	3,908,218	8,334,870
Weir Group PLC	38,612	938,344
Whitbread PLC	28,553	1,701,320
Wm Morrison Supermarkets PLC	306,465	1,045,932
WPP PLC	186,592	3,092,772

		313,028,795

United States (c) - 0.7%
Carnival PLC	28,315	1,699,986
Shire PLC	137,579	8,023,688

		9,723,674

TOTAL COMMON STOCKS (Cost $1,335,484,345)		1,331,438,936

PREFERRED STOCKS - 0.9%
Germany - 0.9%
Bayerische Motoren Werke AG	8,026	673,095
FUCHS PETROLUB SE	10,013	586,361
Henkel AG & Co. KGaA	26,708	3,408,602
Porsche Automobil Holding SE	23,496	1,486,926
Sartorius AG	5,237	950,734
Schaeffler AG	24,490	332,594
Volkswagen A	27,601	4,512,223

		11,950,535

TOTAL PREFERRED STOCKS (Cost $13,609,545)		11,950,535

RIGHTS - 0.0%
Sweden - 0.0%
Kinnevik AB*, expires 12/31/19 (d) (Cost $0)	39,098	0

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (e)(f) (Cost $6,282,944)	6,282,944	6,282,944

TOTAL INVESTMENTS - 97.3% (Cost $1,355,376,834)		$1,349,672,415
Other assets and liabilities, net - 2.7%		37,490,940

NET ASSETS - 100.0%		$1,387,163,355

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
COMMON STOCK - 0.2%
Germany - 0.2%
Deutsche Bank AG (b)	3,384,675	—	(345,262)	(304,032)	488,709	—	—	286,290	3,224,090
SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (e)(f)	66,534,337	—	(60,251,393)	—	—	87,717	—	6,282,944	6,282,944

	69,919,012	—	(60,596,655)	(304,032)	488,709	87,717	—	6,569,234	9,507,034

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $7,256,471, which is 0.5% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities are listed in country of domicile and trade on exchanges within the MSCI Europe US Dollar Hedged Index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,483,092.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2018 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$253,492,208	18.9%
Consumer Staples	182,630,579	13.6
Industrials	178,876,412	13.3
Health Care	176,253,137	13.1
Consumer Discretionary	143,301,987	10.7
Materials	110,712,385	8.2
Energy	109,408,271	8.2
Information Technology	77,914,820	5.8
Utilities	48,632,567	3.6
Telecommunication Services	42,797,789	3.2
Real Estate	19,369,316	1.4

Total	$1,343,389,471	100.0%

At August 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(g)
AMSTERDAM Index Futures	EUR	27	$3,448,626	$3,498,833	9/21/2018	$(19,435)
CAC40 10 EURO Futures	EUR	117	7,200,267	7,341,105	9/21/2018	(4,802)
DAX Index Futures	EUR	18	6,688,747	6,450,622	9/21/2018	(170,468)
EURO STOXX Futures	EUR	55	2,150,327	2,163,585	9/21/2018	(19,582)
FTSE 100 Index Futures	GBP	111	11,212,314	10,683,538	9/21/2018	(262,418)
FTSE/MIB Index Futures	EUR	12	1,520,840	1,409,966	9/21/2018	(95,422)
IBEX 35 Index Futures	EUR	18	1,943,476	1,961,110	9/21/2018	(22,092)
OMXS30 Index Futures	SEK	95	1,674,254	1,721,814	9/21/2018	47,415
SWISS MKT IX Futures	CHF	61	5,346,717	5,635,223	9/21/2018	194,570

Total net unrealized depreciation						$(352,234)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2018.

As of August 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
JP Morgan & Chase Co.	9/6/2018	CHF	85,475,622	USD	86,578,678	$—	$(1,654,134)
RBC Capital Markets	9/6/2018	CHF	12,946,000	USD	13,112,941	—	(250,659)
RBC Capital Markets	9/6/2018	CHF	90,338,517	USD	91,505,208	—	(1,747,360)
JP Morgan & Chase Co.	9/6/2018	DKK	99,272,542	USD	15,632,661	167,615	—
RBC Capital Markets	9/6/2018	DKK	37,275,300	USD	5,868,971	62,086	—
The Bank of Nova Scotia	9/6/2018	DKK	105,455,600	USD	16,603,128	174,863	—
The Bank of Nova Scotia	9/6/2018	DKK	15,381,000	USD	2,421,957	25,848	—
Goldman Sachs & Co.	9/6/2018	EUR	45,631,200	USD	53,523,207	533,010	—
JP Morgan & Chase Co.	9/6/2018	EUR	146,589,623	USD	171,945,831	1,715,528	—
RBC Capital Markets	9/6/2018	EUR	150,688,697	USD	176,741,266	1,750,827	—
The Bank of New York Mellon	9/6/2018	EUR	55,908,455	USD	65,577,822	652,945	—
The Bank of Nova Scotia	9/6/2018	EUR	23,035,000	USD	27,018,673	268,792	—
The Bank of Nova Scotia	9/6/2018	EUR	213,697,921	USD	250,639,881	2,478,646	—
Goldman Sachs & Co.	9/6/2018	GBP	28,312,500	USD	37,190,083	475,522	—
JP Morgan & Chase Co.	9/6/2018	GBP	84,187,450	USD	110,587,792	1,416,747	—
RBC Capital Markets	9/6/2018	GBP	89,715,920	USD	117,846,347	1,506,194	—
The Bank of New York Mellon	9/6/2018	GBP	9,733,764	USD	12,785,864	163,493	—
The Bank of Nova Scotia	9/6/2018	GBP	2,206,000	USD	2,897,691	37,035	—
The Bank of Nova Scotia	9/6/2018	GBP	93,984,790	USD	123,448,082	1,572,223	—
JP Morgan & Chase Co.	9/6/2018	NOK	49,866,191	USD	6,129,217	181,545	—
RBC Capital Markets	9/6/2018	NOK	40,419,800	USD	4,967,774	146,798	—
The Bank of Nova Scotia	9/6/2018	NOK	2,629,000	USD	323,127	9,559	—
The Bank of Nova Scotia	9/6/2018	NOK	43,335,900	USD	5,325,914	157,127	—
JP Morgan & Chase Co.	9/6/2018	SEK	162,644,836	USD	18,558,451	765,387	—
RBC Capital Markets	9/6/2018	SEK	177,605,700	USD	20,263,636	833,879	—
The Bank of Nova Scotia	9/6/2018	SEK	21,913,000	USD	2,500,091	102,847	—
The Bank of Nova Scotia	9/6/2018	SEK	160,072,950	USD	18,262,015	750,310	—
JP Morgan & Chase Co.	9/6/2018	USD	88,397,879	CHF	85,475,622	—	(165,068)
RBC Capital Markets	9/6/2018	USD	1,877,182	CHF	1,863,400	46,325	—
RBC Capital Markets	9/6/2018	USD	1,328,067	CHF	1,304,400	18,409	—
RBC Capital Markets	9/6/2018	USD	99,283,752	CHF	96,017,317	—	(169,202)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
RBC Capital Markets	9/6/2018	USD	4,200,584	CHF	4,099,400	$31,051	$—
JP Morgan & Chase Co.	9/6/2018	USD	15,495,234	DKK	99,272,542	—	(30,189)
RBC Capital Markets	9/6/2018	USD	5,817,358	DKK	37,275,300	—	(10,473)
The Bank of Nova Scotia	9/6/2018	USD	17,311,848	DKK	110,927,400	—	(31,166)
The Bank of Nova Scotia	9/6/2018	USD	396,078	DKK	2,540,800	—	(263)
The Bank of Nova Scotia	9/6/2018	USD	877,058	DKK	5,589,800	—	(6,259)
The Bank of Nova Scotia	9/6/2018	USD	277,434	DKK	1,778,600	—	(357)
Goldman Sachs & Co.	9/6/2018	USD	53,099,362	EUR	45,631,200	—	(109,165)
JP Morgan & Chase Co.	9/6/2018	USD	170,580,774	EUR	146,589,623	—	(350,471)
RBC Capital Markets	9/6/2018	USD	175,326,299	EUR	150,688,697	—	(335,860)
The Bank of New York Mellon	9/6/2018	USD	65,059,271	EUR	55,908,455	—	(134,394)
The Bank of Nova Scotia	9/6/2018	USD	7,287,198	EUR	6,273,900	—	(1,498)
The Bank of Nova Scotia	9/6/2018	USD	5,109,552	EUR	4,391,800	—	(9,481)
The Bank of Nova Scotia	9/6/2018	USD	16,148,538	EUR	13,802,700	—	(119,860)
The Bank of Nova Scotia	9/6/2018	USD	246,969,770	EUR	212,264,521	—	(473,102)
Goldman Sachs & Co.	9/6/2018	USD	36,803,136	GBP	28,312,500	—	(88,575)
JP Morgan & Chase Co.	9/6/2018	USD	109,430,636	GBP	84,187,450	—	(259,591)
RBC Capital Markets	9/6/2018	USD	116,608,267	GBP	89,715,920	—	(268,114)
The Bank of New York Mellon	9/6/2018	USD	12,652,433	GBP	9,733,764	—	(30,063)
The Bank of Nova Scotia	9/6/2018	USD	2,737,173	GBP	2,129,300	24,022	—
The Bank of Nova Scotia	9/6/2018	USD	109,604,655	GBP	84,327,490	—	(252,011)
The Bank of Nova Scotia	9/6/2018	USD	3,964,843	GBP	3,041,900	—	(20,224)
The Bank of Nova Scotia	9/6/2018	USD	8,614,238	GBP	6,692,100	63,819	—
JP Morgan & Chase Co.	9/6/2018	USD	354,627	NOK	2,959,100	—	(1,687)
JP Morgan & Chase Co.	9/6/2018	USD	5,609,547	NOK	46,907,091	—	(14,814)
RBC Capital Markets	9/6/2018	USD	4,833,343	NOK	40,419,800	—	(12,367)
The Bank of Nova Scotia	9/6/2018	USD	163,354	NOK	1,345,000	—	(2,933)
The Bank of Nova Scotia	9/6/2018	USD	5,223,002	NOK	43,678,400	—	(13,364)
The Bank of Nova Scotia	9/6/2018	USD	113,040	NOK	941,500	—	(745)
JP Morgan & Chase Co.	9/6/2018	USD	17,804,361	SEK	162,644,836	—	(11,297)
RBC Capital Markets	9/6/2018	USD	18,197,867	SEK	166,263,900	—	(8,883)
RBC Capital Markets	9/6/2018	USD	1,242,579	SEK	11,341,800	—	(1,806)
The Bank of Nova Scotia	9/6/2018	USD	18,959,437	SEK	173,221,950	—	(9,255)
The Bank of Nova Scotia	9/6/2018	USD	395,732	SEK	3,608,700	—	(946)
The Bank of Nova Scotia	9/6/2018	USD	581,480	SEK	5,155,300	—	(17,499)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
JP Morgan & Chase Co.	10/3/2018	CHF	85,475,622	USD	88,600,380	$161,098	$—
RBC Capital Markets	10/3/2018	CHF	96,017,317	USD	99,510,638	164,153	—
JP Morgan & Chase Co.	10/3/2018	DKK	99,272,542	USD	15,527,894	29,440	—
RBC Capital Markets	10/3/2018	DKK	37,275,300	USD	5,829,275	9,846	—
RBC Capital Markets	10/3/2018	DKK	4,244,000	USD	663,825	1,251	—
The Bank of Nova Scotia	10/3/2018	DKK	110,927,400	USD	17,348,128	30,115	—
Goldman Sachs & Co.	10/3/2018	EUR	45,631,200	USD	53,203,698	105,668	—
JP Morgan & Chase Co.	10/3/2018	EUR	146,589,623	USD	170,919,103	342,389	—
RBC Capital Markets	10/3/2018	EUR	150,688,697	USD	175,673,787	327,251	—
The Bank of New York Mellon	10/3/2018	EUR	55,908,455	USD	65,187,581	130,585	—
The Bank of Nova Scotia	10/3/2018	EUR	212,264,521	USD	247,457,979	459,701	—
Goldman Sachs & Co.	10/3/2018	GBP	28,312,500	USD	36,842,122	86,621	—
JP Morgan & Chase Co.	10/3/2018	GBP	84,187,450	USD	109,549,004	256,222	—
RBC Capital Markets	10/3/2018	GBP	89,715,920	USD	116,734,318	264,435	—
The Bank of New York Mellon	10/3/2018	GBP	9,733,764	USD	12,666,060	29,615	—
The Bank of Nova Scotia	10/3/2018	GBP	84,327,490	USD	109,722,714	248,131	—
JP Morgan & Chase Co.	10/3/2018	NOK	46,907,091	USD	5,615,498	14,748	—
RBC Capital Markets	10/3/2018	NOK	6,147,000	USD	735,870	1,912	—
RBC Capital Markets	10/3/2018	NOK	40,419,800	USD	4,838,377	12,216	—
The Bank of Nova Scotia	10/3/2018	NOK	43,678,400	USD	5,228,454	13,213	—
JP Morgan & Chase Co.	10/3/2018	SEK	162,644,836	USD	17,841,415	10,814	—
RBC Capital Markets	10/3/2018	SEK	166,263,900	USD	18,234,990	7,634	—
RBC Capital Markets	10/3/2018	SEK	20,153,000	USD	2,210,644	1,289	—
The Bank of Nova Scotia	10/3/2018	SEK	173,221,950	USD	18,998,614	8,453	—
RBC Capital Markets	10/3/2018	USD	1,669,994	CHF	1,611,000	—	(3,137)
The Bank of Nova Scotia	10/3/2018	USD	7,758,697	EUR	6,654,000	—	(15,874)
The Bank of Nova Scotia	10/3/2018	USD	6,489,583	GBP	4,987,000	—	(15,422)

Total unrealized appreciation (depreciation)						$18,849,252	$(6,647,568)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2018.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$1,331,438,936	$—	$—	$1,331,438,936
Preferred Stocks (i)	11,950,535	—	—	11,950,535
Rights (i)	—	—	0	0
Short-Term Investments	6,282,944	—	—	6,282,944
Derivatives (j)
Forward Foreign Currency Contracts	—	18,849,252	—	18,849,252
Futures Contracts	241,985	—	—	241,985

TOTAL	$1,349,914,400	$18,849,252	$0	$1,368,763,652

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(6,647,568)	$—	$(6,647,568)
Futures Contracts	(594,219)	—	—	(594,219)

TOTAL	$(594,219)	$(6,647,568)	$—	$(7,241,787)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.9%
Austria - 1.1%
Agrana Beteiligungs AG	144	$3,535
ANDRITZ AG	538	31,849
AT&S Austria Technologie & Systemtechnik AG	199	5,336
BAWAG Group AG, 144A	290	13,559
CA Immobilien Anlagen AG	533	19,550
DO & CO AG (a)	51	3,652
Erste Group Bank AG*	2,295	91,293
EVN AG	312	5,823
FACC AG	173	4,358
IMMOFINANZ AG*	578	15,404
Kapsch TrafficCom AG	41	1,813
Lenzing AG	99	12,009
Oesterreichische Post AG	231	10,200
OMV AG	1,139	60,327
POLYTEC Holding AG (a)	98	1,213
Porr AG	69	2,114
Raiffeisen Bank International AG	1,128	32,079
S IMMO AG	398	8,362
S&T AG*	359	10,568
Schoeller-Bleckmann Oilfield Equipment AG	85	9,191
Semperit AG Holding*	83	1,561
Telekom Austria AG*	1,320	11,399
UNIQA Insurance Group AG	816	7,970
Vienna Insurance Group AG Wiener Versicherung Gruppe	314	8,558
voestalpine AG	879	39,424
Wienerberger AG	837	22,890
Zumtobel Group AG*(a)	230	1,842

		435,879

Belgium - 3.6%
Ackermans & van Haaren NV	175	31,201
Aedifica SA REIT	127	12,073
Ageas	1,427	73,842
AGFA-Gevaert NV*	1,456	6,392
Akka Technologies	90	7,146
Anheuser-Busch InBev SA/NV	5,785	541,561
Barco NV	70	9,620
Befimmo SA REIT	150	8,688
Bekaert SA	285	7,258
Biocartis NV, 144A*	175	2,385
bpost SA	745	11,285
Cie d’Entreprises CFE	65	7,326
Cofinimmo SA REIT	160	20,819
Colruyt SA	447	26,566
D’ieteren SA/NV	200	8,868
Econocom Group SA/NV (a)	1,013	3,584
Elia System Operator SA/NV	234	14,613
Euronav NV (a)	959	8,315
EVS Broadcast Equipment SA	107	2,577

Exmar NV*	272	1,869
Fagron	334	6,354
Galapagos NV*	322	32,577
Gimv NV	199	11,215
Greenyard NV (a)	124	1,160
Groupe Bruxelles Lambert SA	621	65,163
Intervest Offices & Warehouses NV REIT	73	1,928
Ion Beam Applications*	176	4,392
KBC Ancora	307	15,508
KBC Group NV	1,909	135,612
Kinepolis Group NV	123	7,938
Melexis NV	159	14,248
Mithra Pharmaceuticals SA*	108	4,563
Nyrstar NV*(a)	583	3,006
Ontex Group NV	630	18,077
Orange Belgium SA	265	4,005
Proximus SADP	1,133	26,099
Recticel SA	229	2,722
Retail Estates NV REIT	45	4,080
Sioen Industries NV	59	1,784
Sofina SA	119	23,565
Solvay SA	567	75,457
Telenet Group Holding NV*	366	20,010
Tessenderlo Group SA *	185	7,001
UCB SA	963	88,038
Umicore SA	1,597	89,053
Van de Velde NV	48	1,621
Warehouses De Pauw CVA REIT	133	18,742
X-Fab Silicon Foundries SE, 144A*	408	3,954

		1,493,860

Finland - 3.5%
Amer Sports OYJ*	879	29,538
Atria OYJ	98	1,024
Cargotec OYJ, Class B	293	14,189
Caverion OYJ*	531	4,296
Citycon OYJ	3,036	6,491
Cramo OYJ	318	6,718
DNA OYJ	473	10,064
Elisa OYJ	1,101	47,094
Ferratum OYJ	69	1,241
Finnair OYJ	403	3,513
Fortum OYJ	3,444	87,148
F-Secure OYJ	691	2,671
Huhtamaki OYJ	831	29,757
Kemira OYJ	679	9,001
Kesko OYJ, Class B	482	28,086
Kone OYJ, Class B	2,577	139,123
Konecranes OYJ	495	19,564
Lehto Group OYJ	163	1,614
Metsa Board OYJ	1,333	13,423
Metso OYJ	811	28,476

Neste OYJ	993	86,216
Nokia OYJ	42,840	238,588
Nokian Renkaat OYJ	891	36,767
Oriola OYJ, Class B	910	2,995
Orion OYJ, Class B	750	27,571
Outokumpu OYJ	2,330	13,680
Outotec OYJ*	1,040	7,823
Ponsse OYJ	97	3,513
Ramirent OYJ	547	4,518
Sampo OYJ, Class A	3,356	171,674
Sanoma OYJ	559	5,798
Stockmann OYJ Abp, Class B*	258	1,258
Stora Enso OYJ, Class R	4,267	79,420
Technopolis OYJ	960	5,182
Tieto OYJ	425	13,793
Tikkurila OYJ	228	3,917
Tokmanni Group Corp.	473	4,282
UPM-Kymmene OYJ	4,056	156,306
Uponor OYJ	421	6,480
Valmet OYJ	959	21,028
Wartsila OYJ Abp	3,385	71,471
YIT OYJ	927	6,133

		1,451,444

France - 30.1%
ABC arbitrage	185	1,533
Accor SA	1,396	69,840
Aeroports de Paris	222	48,780
Air France-KLM*	1,444	13,868
Air Liquide SA	3,263	410,948
Airbus SE	4,413	544,306
AKWEL	64	1,553
Albioma SA	168	3,744
ALD SA, 144A	721	13,432
Alstom SA	1,216	53,636
Alten SA	204	21,063
Altran Technologies SA	1,908	20,995
Amundi SA, 144A	447	32,221
Arkema SA	512	64,126
Assystem	43	1,388
Atos SE	726	86,967
Aubay	47	2,259
AXA SA	14,764	372,652
Axway Software SA	42	902
Beneteau SA	230	3,674
BioMerieux	307	26,976
BNP Paribas SA	8,551	502,037
Boiron SA	51	3,972
Bollore SA	6,406	30,665
Bonduelle SCA	96	3,198
Bourbon Corp.*(a)	244	1,410
Bouygues SA	1,687	74,470
Bureau Veritas SA	2,054	52,786

Capgemini SE	1,224	157,349
Carrefour SA	4,427	78,981
Casino Guichard Perrachon SA (a)	417	13,219
Cellectis SA*	198	5,782
CGG SA*	4,914	13,632
Chargeurs SA	138	3,982
Cie de Saint-Gobain	3,807	163,790
Cie des Alpes	36	1,252
Cie Generale des Etablissements Michelin	1,300	153,840
Cie Plastic Omnium SA	433	17,149
CNP Assurances	1,256	28,969
Coface SA	743	6,960
Covivio REIT	284	29,685
Credit Agricole SA	8,702	119,109
Danone SA	4,671	367,712
Dassault Aviation SA	19	35,353
Dassault Systemes SE	988	160,097
DBV Technologies SA*	124	5,495
Derichebourg SA	581	3,247
Devoteam SA	39	4,726
Direct Energie	69	3,386
Edenred	1,821	69,394
Eiffage SA	604	67,978
Electricite de France SA	4,575	74,930
Elior Group SA, 144A	839	13,138
Elis SA	1,542	35,708
Engie SA	13,864	203,250
Eramet	69	5,903
Essilor International SA	1,582	228,253
Esso SA Francaise	32	1,688
Etablissements Maurel et Prom*	387	2,628
Eurazeo SA	329	24,975
Europcar Mobility Group, 144A	683	6,560
Eutelsat Communications SA	1,295	30,665
Faurecia SA	601	36,820
FFP	43	5,650
FIGEAC-AERO*	69	1,169
Fnac Darty SA*	128	10,801
Gaztransport Et Technigaz SA	173	11,828
Gecina SA REIT	342	58,713
Genfit*	228	6,230
Getlink	3,404	42,871
GL Events	94	2,619
Groupe Crit	15	1,236
Groupe Guillin	47	1,705
Guerbet	47	3,044
Haulotte Group SA	129	1,767
Hermes International	240	156,061
ICADE REIT	231	22,537
ID Logistics Group*	13	2,303
Iliad SA	195	25,192

Imerys SA	258	18,537
Ingenico Group SA	440	30,920
Innate Pharma SA*	311	1,712
Interparfums SA	75	3,474
Ipsen SA	275	48,887
IPSOS	255	8,081
Jacquet Metal Service	113	3,299
JCDecaux SA	558	18,382
Kaufman & Broad SA	107	5,626
Kering	576	312,902
Klepierre SA REIT	1,610	57,746
Korian SA	347	11,745
Lagardere SCA	828	24,412
Legrand SA	2,056	154,884
LISI	123	5,054
LNA Sante SA	42	2,808
L’Oreal SA	1,909	458,022
LVMH Moet Hennessy Louis Vuitton SE	2,118	742,090
Maisons du Monde SA, 144A	316	9,251
Manitou BF SA	68	2,463
Mercialys SA REIT	393	6,701
Mersen SA	78	3,047
Metropole Television SA	203	4,013
Natixis SA	6,918	46,173
Neopost SA	282	7,555
Nexans SA	215	6,863
Nexity SA	332	20,251
Oeneo SA	262	3,078
Orange SA	15,190	245,964
Orpea	348	47,059
Pernod Ricard SA	1,614	254,790
Peugeot SA	4,484	123,354
Pierre & Vacances SA*	48	1,702
Plastivaloire	69	1,144
Publicis Groupe SA	1,583	101,612
Rallye SA	175	1,812
Remy Cointreau SA	161	22,557
Renault SA	1,465	126,177
Rexel SA	2,197	34,555
Rubis SCA	677	40,077
Safran SA	2,536	330,574
Sanofi	8,580	733,898
Sartorius Stedim Biotech	206	26,111
Schneider Electric SE	4,145	337,947
SCOR SE	1,196	48,464
SEB SA	167	31,132
Societe BIC SA	210	19,440
Societe Generale SA	5,848	239,212
Sodexo SA (a)	668	69,567
SOITEC*	128	9,917
Solocal Group*	4,355	5,242

Sopra Steria Group	100	17,806
SPIE SA	948	17,958
SRP Groupe SA, 144A*	123	905
Ste Industrielle d’Aviation Latecoere SA*	621	2,984
Suez	2,912	42,099
Synergie SA	49	2,141
Tarkett SA	235	6,863
Technicolor SA*	2,752	3,773
Teleperformance	442	84,910
Television Francaise 1	337	3,345
Thales SA	810	114,094
TOTAL SA	18,165	1,135,853
Trigano SA	58	8,489
Ubisoft Entertainment SA*	602	64,748
Unibail-Rodamco-Westfield (b)	1,052	221,021
Valeo SA	1,833	83,213
Vallourec SA*	2,380	13,620
Veolia Environnement SA	4,070	85,793
Vicat SA	145	8,752
Vinci SA	3,832	367,227
Virbac SA*	35	5,387
Vivendi SA	7,890	204,689
Wendel SA	196	29,030
Worldline SA, 144A*	294	17,882

		12,405,597

Germany - 26.3%
1&1 Drillisch AG	377	19,080
Aareal Bank AG	433	17,606
adidas AG	1,431	356,957
ADLER Real Estate AG	205	3,745
ADO Properties SA, 144A	233	14,970
ADVA Optical Networking SE*	366	2,929
AIXTRON SE*	745	9,305
Allianz SE	3,345	713,022
alstria office REIT-AG REIT	1,041	15,733
Amadeus Fire AG	41	4,726
Aumann AG, 144A	43	3,199
AURELIUS Equity Opportunities SE & Co KGaA (a)	176	8,883
Aurubis AG	302	22,218
Axel Springer SE	371	26,958
BASF SE	6,979	645,560
Basler AG	15	3,221
Bauer AG	63	1,173
Bayer AG	7,073	659,920
Bayerische Motoren Werke AG	2,523	244,273
BayWa AG	108	3,598
Bechtle AG	205	21,333
Beiersdorf AG	775	90,228
Bertrandt AG	43	4,125
bet-at-home.com AG	15	1,068
Bilfinger SE	208	10,029

Borussia Dortmund GmbH & Co. KGaA	541	4,327
Brenntag AG	1,175	70,840
CANCOM SE	254	11,280
Carl Zeiss Meditec AG	285	25,241
CECONOMY AG	1,254	9,531
Cewe Stiftung & Co. KGaA	41	3,769
comdirect bank AG	178	2,343
Commerzbank AG*	7,801	73,753
CompuGroup Medical SE	166	9,673
Continental AG	838	153,737
Covestro AG, 144A	1,465	124,783
CTS Eventim AG & Co. KGaA	452	20,042
Daimler AG	6,891	445,530
Delivery Hero SE, 144A*	717	39,499
Deutsche Bank AG (c)	14,844	167,168
Deutsche Beteiligungs AG	100	4,370
Deutsche Boerse AG	1,469	202,912
Deutsche EuroShop AG	347	11,850
Deutsche Lufthansa AG	1,745	45,554
Deutsche Pfandbriefbank AG, 144A	1,077	15,752
Deutsche Post AG	7,505	273,627
Deutsche Telekom AG*	25,369	409,610
Deutsche Wohnen SE	2,712	137,062
Deutz AG	986	8,618
DIC Asset AG	369	4,249
Diebold Nixdorf AG	65	4,308
DMG Mori AG	164	8,633
Draegerwerk AG & Co. KGaA	23	1,564
Duerr AG	370	17,050
E.ON SE	16,735	178,323
Elmos Semiconductor AG	79	2,040
ElringKlinger AG	235	2,856
Encavis AG	662	4,780
Evonik Industries AG	1,304	48,602
Evotec AG*	931	23,839
FinTech Group AG*	109	3,663
Fraport AG Frankfurt Airport Services Worldwide	308	27,686
Freenet AG	901	23,960
Fresenius Medical Care AG & Co. KGaA	1,639	166,010
Fresenius SE & Co. KGaA	3,161	241,356
GEA Group AG	1,345	51,098
Gerresheimer AG	234	19,556
Gerry Weber International AG*	211	1,223
GFT Technologies SE	132	2,130
GRENKE AG	205	24,723
H&R GmbH & Co. KGaA	116	1,120
Hamborner REIT AG REIT	636	6,880
Hamburger Hafen und Logistik AG	199	4,800
Hannover Rueck SE	474	65,088
Hapag-Lloyd AG, 144A(a)	237	9,992
HeidelbergCement AG	1,146	91,227

Heidelberger Druckmaschinen AG*	2,095	5,934
HelloFresh SE*	552	7,849
Henkel AG & Co. KGaA	793	88,504
HOCHTIEF AG	138	22,394
Hornbach Baumarkt AG	66	1,980
Hornbach Holding AG & Co. KGaA	75	4,893
HUGO BOSS AG	463	36,986
Hypoport AG*	25	5,467
Indus Holding AG	118	7,602
Infineon Technologies AG	8,723	221,945
Innogy SE*	1,013	43,918
Instone Real Estate Group AG, 144A*	160	4,318
Isra Vision AG	115	7,996
Jenoptik AG*	365	14,346
JOST Werke AG, 144A	58	2,538
K+S AG (a)	1,418	32,252
KION Group AG	528	36,049
Kloeckner & Co. SE	582	6,168
Koenig & Bauer AG	101	7,005
Krones AG	120	14,584
KWS Saat SE	13	5,078
LANXESS AG	662	52,007
LEG Immobilien AG	460	56,144
Leoni AG	227	9,783
Linde AG	1,410	321,113
MAN SE	283	30,763
MBB SE	16	1,796
Merck KGaA	993	104,290
METRO AG	1,337	20,881
MLP SE	494	3,217
MorphoSys AG*	241	28,450
MTU Aero Engines AG	395	86,610
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,135	244,783
Nemetschek SE	150	24,620
Nordex SE*	520	5,382
Norma Group SE	243	16,106
OHB SE	48	2,022
OSRAM Licht AG	728	32,686
PATRIZIA Immobilien AG	364	7,576
Pfeiffer Vacuum Technology AG	43	6,753
ProSiebenSat.1 Media SE	1,829	48,171
Puma SE	60	32,873
Rational AG	23	18,341
Rheinmetall AG	339	36,957
RHOEN-KLINIKUM AG	206	5,409
RIB Software SE (a)	269	6,151
Rocket Internet SE, 144A*	586	20,256
RWE AG	3,947	100,106
SAF-Holland SA (a)	371	5,749
Salzgitter AG	272	12,323
SAP SE	7,467	898,110

Scout24 AG, 144A	826	42,723
Senvion SA*	174	1,418
SGL Carbon SE*	397	4,954
Siemens AG	5,811	755,320
Siemens Healthineers AG, 144A*	1,176	53,448
Siltronic AG	154	22,309
Sixt Leasing SE	102	1,745
Sixt SE	77	9,894
SLM Solutions Group AG*	98	2,730
SMA Solar Technology AG	96	3,481
Software AG	361	17,809
STADA Arzneimittel AG	187	17,617
STRATEC Biomedical AG (a)	41	3,246
Stroeer SE & Co. KGaA	193	11,448
Suedzucker AG (a)	529	7,270
Surteco Group SE	62	1,590
Symrise AG	947	88,444
TAG Immobilien AG	861	21,187
Takkt AG	256	4,463
Telefonica Deutschland Holding AG	5,445	22,646
thyssenkrupp AG	3,350	77,420
TLG Immobilien AG (a)	812	21,923
Uniper SE	1,490	45,521
United Internet AG	955	50,238
Vapiano SE, 144A*	74	1,546
Varta AG*	157	5,044
VERBIO Vereinigte BioEnergie AG	204	1,435
Volkswagen AG	240	38,639
Vonovia SE	3,719	190,761
Vossloh AG	83	4,687
VTG AG	86	5,321
Wacker Neuson SE	231	6,387
Washtec AG	72	6,987
Wirecard AG	896	198,959
Wuestenrot & Wuerttembergische AG	152	3,511
XING AG	21	7,825
Zalando SE, 144A*	862	45,346
zooplus AG*	42	6,908

		10,840,920

Ireland - 2.0%
AerCap Holdings NV*	1,034	58,907
AIB Group PLC	6,012	33,804
Bank of Ireland Group PLC	7,354	60,095
C&C Group PLC	2,382	9,428
Cairn Homes PLC*	4,819	8,950
CRH PLC	6,380	211,874
Dalata Hotel Group PLC*	1,326	10,990
Glanbia PLC	1,650	27,828
Glenveagh Properties PLC, 144A*	4,157	5,202
Green REIT PLC REIT	4,985	8,853
Hibernia REIT PLC REIT	5,348	9,311
Irish Continental Group PLC	1,335	8,461

Irish Residential Properties REIT PLC REIT	2,991	5,180
Kerry Group PLC, Class A	1,192	135,940
Kingspan Group PLC	1,195	58,064
Origin Enterprises PLC	1,003	6,520
Paddy Power Betfair PLC	643	58,589
Permanent TSB Group Holdings PLC*	1,101	2,748
Ryanair Holdings PLC*	1,136	18,718
Smurfit Kappa Group PLC	1,714	69,992

		809,454

Italy - 6.7%
A2A SpA	11,348	19,508
ACEA SpA	344	4,903
Aeroporto Guglielmo Marconi Di Bologna SpA	100	1,718
Amplifon SpA	720	15,495
Anima Holding SpA, 144A	2,216	10,284
Arnoldo Mondadori Editore SpA*	755	1,153
Ascopiave SpA	402	1,451
Assicurazioni Generali SpA	8,961	149,209
ASTM SpA	307	6,265
Atlantia SpA	3,836	79,925
Autogrill SpA	998	10,478
Azimut Holding SpA	925	14,699
Banca Carige SpA*	231,170	2,388
Banca Farmafactoring SpA, 144A	413	2,469
Banca Generali SpA	457	11,225
Banca IFIS SpA	139	3,269
Banca Mediolanum SpA	1,979	13,369
Banca Monte dei Paschi di Siena SpA*	2,391	5,745
Banca Popolare di Sondrio SCPA	3,555	13,840
Banco BPM SpA*	10,922	24,585
Beni Stabili SpA SIIQ REIT	7,401	6,503
Biesse SpA	85	3,021
Bio On SpA*	85	4,440
BPER Banca	3,616	15,945
Brembo SpA	1,066	14,254
Brunello Cucinelli SpA	257	11,321
Buzzi Unicem SpA	528	10,615
Buzzi Unicem SpA-RSP	335	3,877
Cairo Communication SpA	632	2,307
Cementir Holding SpA	204	1,440
Cerved Group SpA	1,390	14,489
CIR-Compagnie Industriali Riunite SpA	3,039	3,429
Credito Emiliano SpA	729	4,595
Credito Valtellinese SpA*	47,964	5,339
Danieli & C Officine Meccaniche SpA	96	2,351
Danieli & C Officine Meccaniche SpA-RSP	252	4,469
Datalogic SpA	151	5,626
Davide Campari-Milano SpA	4,257	37,678
De’ Longhi SpA	473	15,461
DeA Capital SpA*	723	1,009

DiaSorin SpA	176	19,163
doBank SpA, 144A	272	3,080
Ei Towers SpA	132	8,687
El.En. SpA	69	2,222
Enav SpA, 144A	1,884	9,312
Enel SpA	61,841	305,792
Eni SpA	19,230	356,694
ERG SpA	446	9,236
Falck Renewables SpA	1,040	2,463
Ferrari NV	935	122,314
Fila SpA	150	3,235
Fincantieri SpA	3,948	5,847
FinecoBank Banca Fineco SpA	2,876	34,268
Geox SpA	640	1,645
Gima TT SpA, 144A	304	4,397
Hera SpA	5,406	16,955
IMA Industria Macchine Automatiche SpA	123	10,037
Immobiliare Grande Distribuzione SIIQ SpA REIT	498	3,788
Infrastrutture Wireless Italiane SpA, 144A	1,865	14,201
Interpump Group SpA	634	19,958
Intesa Sanpaolo SpA	112,869	278,730
Iren SpA	4,112	9,641
Italgas SpA	3,554	19,199
Italmobiliare SpA	122	2,809
Juventus Football Club SpA*	2,728	3,882
La Doria SpA	38	436
Leonardo SpA	2,930	32,820
Luxottica Group SpA	1,298	86,060
Maire Tecnimont SpA	950	4,409
MARR SpA	285	8,006
Mediaset SpA*	2,288	6,815
Mediobanca SpA	4,844	45,071
Moncler SpA	1,375	62,181
OVS SpA, 144A*	1,444	4,324
Piaggio & C SpA	1,367	2,959
Pirelli & C SpA, 144A*	3,091	24,893
Poste Italiane SpA, 144A	4,175	32,140
Prima Industrie SpA	49	1,843
Prysmian SpA	1,823	47,019
RAI Way SpA, 144A	838	4,533
Recordati SpA	744	26,055
Reply SpA	150	9,924
Safilo Group SpA*	265	1,092
Saipem SpA*	4,891	26,132
Salini Impregilo SpA (a)	1,457	3,548
Salvatore Ferragamo SpA	344	8,186
Saras SpA	3,670	9,278
Snam SpA	17,279	70,920
Societa Cattolica di Assicurazioni SC	1,126	9,136
Societa Iniziative Autostradali e Servizi SpA	581	8,093
Sogefi SpA*(a)	380	885

Tamburi Investment Partners SpA	670	5,133
Technogym SpA, 144A	717	7,141
Telecom Italia SpA*	89,355	56,942
Telecom Italia SpA-RSP	43,309	24,075
Terna Rete Elettrica Nazionale SpA	10,872	57,117
Tod’s SpA	77	5,340
UniCredit SpA	15,275	220,461
Unione di Banche Italiane SpA	7,433	27,376
Unipol Gruppo SpA	2,698	11,133
Zignago Vetro SpA	111	1,022

		2,780,200

Luxembourg - 1.0%
APERAM SA	367	16,495
ArcelorMittal	5,084	153,079
Corestate Capital Holding SA*	103	5,141
Eurofins Scientific SE	89	50,249
Grand City Properties SA	797	21,740
RTL Group SA (a)	281	21,071
SES SA	2,687	53,895
Solutions 30 SE*	138	7,344
Stabilus SA	190	16,695
Tenaris SA	3,624	60,785

		406,494

Netherlands - 8.8%
Aalberts Industries NV	728	31,215
ABN AMRO Group NV, 144A	3,246	87,903
Accell Group NV	191	3,929
Aegon NV	13,606	81,588
Akzo Nobel NV	1,924	179,824
AMG Advanced Metallurgical Group NV	184	9,103
Arcadis NV	487	8,638
ASM International NV	344	18,535
ASML Holding NV	3,121	636,293
ASR Nederland NV	1,115	53,193
Basic-Fit NV, 144A*	226	8,014
BE Semiconductor Industries NV	516	11,200
BinckBank NV	560	3,608
Boskalis Westminster (a)	676	19,358
Brunel International NV	193	2,888
Constellium NV, Class A*	954	11,114
Corbion NV	452	14,197
Eurocommercial Properties NV	338	13,033
Euronext NV, 144A	407	26,739
EXOR NV	831	53,997
Flow Traders, 144A	212	6,191
ForFarmers NV	173	1,932
Fugro NV*(a)	624	8,007
Gemalto NV*	603	35,011
Heineken Holding NV	885	84,339
Heineken NV	1,966	194,293
IMCD NV	376	28,107
ING Groep NV	29,558	401,078

Intertrust NV, 144A	463	8,464
InterXion Holding NV*	514	33,888
Kendrion NV	98	3,617
Koninklijke Ahold Delhaize NV	9,457	230,083
Koninklijke BAM Groep NV	1,755	7,181
Koninklijke DSM NV	1,393	146,138
Koninklijke KPN NV	25,725	65,723
Koninklijke Philips NV	7,150	319,443
Koninklijke Volkerwessels NV	216	4,641
Koninklijke Vopak NV	532	27,418
NN Group NV	2,338	100,222
NSI NV REIT	152	6,228
NXP Semiconductors NV*	2,615	243,561
OCI NV*	555	17,877
Pharming Group NV*	4,463	6,584
PostNL NV	3,236	10,848
QIAGEN NV*	1,779	68,867
Randstad NV	872	54,617
SBM Offshore NV	1,399	22,613
Shop Apotheke Europe NV, 144A*	86	5,371
SIF Holding NV	74	1,455
Signify NV, 144A	868	24,423
Takeaway.com NV, 144A*	139	10,988
TKH Group NV	271	15,870
TomTom NV*	1,030	10,435
Vastned Retail NV REIT	131	5,398
Wereldhave NV REIT	305	11,159
Wessanen	562	7,469
Wolters Kluwer NV	2,212	140,190

		3,644,098

Portugal - 0.6%
Altri SGPS SA	524	4,842
Banco Comercial Portugues SA, Class R*	73,409	21,371
Corticeira Amorim SGPS SA	404	5,393
CTT-Correios de Portugal SA	1,037	4,032
EDP - Energias de Portugal SA	19,183	74,927
Galp Energia SGPS SA	3,833	77,727
Jeronimo Martins SGPS SA	1,818	27,233
Mota-Engil SGPS SA*	839	2,605
Navigator Co. SA	1,283	6,410
NOS SGPS SA	1,885	10,756
REN - Redes Energeticas Nacionais SGPS SA	3,218	9,114
Semapa-Sociedade de Investimento e Gestao	191	3,946
Sonae SGPS SA	6,538	6,959

		255,315

Spain - 9.0%
Acciona SA	204	17,958
Acerinox SA	1,167	15,686
ACS Actividades de Construccion y Servicios SA	1,964	81,796
Aedas Homes SAU, 144A*	191	6,296
Aena SME SA, 144A	518	91,694
Almirall SA	455	8,397

Amadeus IT Group SA	3,333	309,194
Applus Services SA	1,030	14,072
Atresmedia Corp. de Medios de Comunicacion SA	686	4,897
Banco Bilbao Vizcaya Argentaria SA	50,659	315,770
Banco de Sabadell SA	42,728	65,567
Banco Santander SA	122,547	609,954
Bankia SA	9,845	36,991
Bankinter SA	4,875	43,368
Bolsas y Mercados Espanoles SHMSF SA	581	19,032
CaixaBank SA	27,326	122,466
Cellnex Telecom SA, 144A	1,154	29,630
Cia de Distribucion Integral Logista Holdings SA	399	10,513
CIE Automotive SA	529	16,235
Codere SA*	368	3,229
Construcciones y Auxiliar de Ferrocarriles SA	158	7,024
Corp. Financiera Alba SA	94	5,292
Distribuidora Internacional de Alimentacion SA (a)	4,660	11,056
Ebro Foods SA	506	10,883
eDreams ODIGEO SA*	813	3,765
Enagas SA	1,638	45,536
Ence Energia y Celulosa SA	870	8,165
Endesa SA	2,324	52,037
Ercros SA	850	5,313
Euskaltel SA, 144A	656	5,585
Faes Farma SA	2,061	8,995
Ferrovial SA	3,767	81,439
Fluidra SA	381	5,811
Fomento de Construcciones y Contratas SA*	649	9,070
Gestamp Automocion SA, 144A	1,243	9,559
Global Dominion Access SA, 144A*	827	4,896
Grifols SA	2,274	66,860
Grupo Catalana Occidente SA	282	11,800
Iberdrola SA	45,079	336,035
Indra Sistemas SA*	883	10,864
Industria de Diseno Textil SA	8,291	250,700
Inmobiliaria Colonial Socimi SA REIT	1,993	21,572
Lar Espana Real Estate Socimi SA REIT	731	7,628
Liberbank SA*	10,187	5,465
Mapfre SA	7,846	23,123
Masmovil Ibercom SA*	91	10,278
Mediaset Espana Comunicacion SA	1,268	9,270
Melia Hotels International SA	878	11,007
Merlin Properties Socimi SA REIT	2,613	36,472
Metrovacesa SA, 144A*	316	4,680
Miquel y Costas & Miquel SA	123	4,669
Naturgy Energy Group SA	2,742	73,618
Neinor Homes SA, 144A*	682	12,540
NH Hotel Group SA	1,572	11,487
Obrascon Huarte Lain SA	812	2,670
Papeles y Cartones de Europa SA	349	6,765
Pharma Mar SA*	1,513	2,917

Promotora de Informaciones SA, Class A*	1,836	3,857
Prosegur Cia de Seguridad SA	2,121	12,790
Realia Business SA*	2,057	2,507
Red Electrica Corp. SA	3,385	71,118
Repsol SA	10,207	196,259
Sacyr SA (a)	2,828	8,295
Siemens Gamesa Renewable Energy SA*(a)	1,774	26,471
Talgo SA, 144A*	819	4,558
Tecnicas Reunidas SA (a)	258	8,730
Telefonica SA	35,511	288,001
Telepizza Group SA, 144A	729	4,510
Tubacex SA*	869	3,147
Unicaja Banco SA, 144A	5,491	8,605
Viscofan SA	307	22,361
Zardoya Otis SA	1,456	13,563

		3,692,363

Switzerland (d) - 0.3%
EDAG Engineering Group AG *	96	2,140
STMicroelectronics NV	5,221	107,297

		109,437

United Kingdom (d) - 2.9%
CNH Industrial NV	7,909	94,558
Coca-Cola European Partners PLC	1,664	70,953
Dialog Semiconductor PLC *	555	13,000
Fiat Chrysler Automobiles NV *	8,200	138,585
International Consolidated Airlines Group SA	4,599	41,318
RELX NV	7,333	162,405
Stallergenes Greer PLC *	33	1,117
Unilever NV	11,768	676,772

		1,198,708

TOTAL COMMON STOCKS (Cost $35,872,095)		39,523,769

PREFERRED STOCKS - 1.6%
Germany - 1.6%
Bayerische Motoren Werke AG	412	34,552
Biotest AG	169	4,767
Draegerwerk AG & Co. KGaA	64	5,163
FUCHS PETROLUB SE	498	29,163
Henkel AG & Co. KGaA	1,353	172,676
Jungheinrich AG	367	13,232
Porsche Automobil Holding SE	1,176	74,422
Sartorius AG	282	51,195
Schaeffler AG	1,244	16,895
Sixt SE	136	11,366
STO SE & Co. KGaA	21	2,391
Volkswagen AG	1,416	231,488

TOTAL PREFERRED STOCKS (Cost $589,849)		647,310

WARRANT - 0.0%
Spain - 0.0%
Abengoa SA*, expires 3/31/25 (Cost $43)	7,125	82

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (e)(f) (Cost $225,635)	225,635	$225,635

TOTAL INVESTMENTS - 98.0% (Cost $36,687,622)		$40,396,796
Other assets and liabilities, net - 2.0%		820,134

NET ASSETS - 100.0%		$41,216,930

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
COMMON STOCK - 0.4%
Germany - 0.4%
Deutsche Bank AG (c)	158,904	—	—	—	8,264	—	—	14,844	167,168
SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (e)(f)	2,729,041	—	(2,503,406)	—	—	3,742	—	225,635	225,635

	2,887,945	—	(2,503,406)	—	8,264	3,742	—	240,479	392,803

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $258,111, which is 0.6% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $68,586.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2018 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$6,854,683	17.1%
Industrials	6,346,689	15.8
Consumer Discretionary	5,467,751	13.6
Information Technology	4,000,372	10.0
Consumer Staples	3,778,580	9.4
Materials	3,542,563	8.8
Health Care	3,349,734	8.3
Energy	2,258,111	5.6
Utilities	2,014,583	5.0
Telecommunication Services	1,348,235	3.4
Real Estate	1,209,860	3.0

Total	$40,171,161	100.0%

At August 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(g)
EURO STOXX Futures	EUR	23	$924,432	$904,772	9/21/2018	$(12,905)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2018.

As of August 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Goldman Sachs & Co.	9/6/2018	EUR	15,327,800	USD	17,978,774	$179,041	$—
JP Morgan & Chase Co.	9/6/2018	EUR	1,139,000	USD	1,335,983	13,296	—
JP Morgan & Chase Co.	9/6/2018	EUR	108,000	USD	126,368	950	—
JP Morgan & Chase Co.	9/6/2018	EUR	18,979,000	USD	22,261,875	222,110	—
Goldman Sachs & Co.	9/6/2018	USD	17,836,401	EUR	15,327,800	—	(36,669)
JP Morgan & Chase Co.	9/6/2018	USD	23,338,405	EUR	20,056,000	—	(47,951)
JP Morgan & Chase Co.	9/6/2018	USD	100,097	EUR	86,000	—	(228)
JP Morgan & Chase Co.	9/6/2018	USD	98,513	EUR	84,000	—	(967)
Goldman Sachs & Co.	10/3/2018	EUR	15,327,800	USD	17,871,448	35,495	—
JP Morgan & Chase Co.	10/3/2018	EUR	20,056,000	USD	23,384,694	46,845	—
JP Morgan & Chase Co.	10/3/2018	USD	546,870	EUR	469,000	—	(1,125)

Total unrealized appreciation (depreciation)						$497,737	$(86,940)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2018.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$39,523,769	$—	$—	$39,523,769
Preferred Stocks (i)	647,310	—	—	647,310
Warrant (i)	82	—	—	82
Short-Term Investments	225,635	—	—	225,635
Derivatives (j)
Forward Foreign Currency Contracts	—	497,737	—	497,737

TOTAL	$40,396,796	$497,737	$—	$40,894,533

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(86,940)	$—	$(86,940)
Futures Contracts	(12,905)	—	—	(12,905)

TOTAL	$(12,905)	$(86,940)	$—	$(99,845)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 90.7%
Consumer Discretionary - 13.3%
adidas AG	4,123	$1,028,465
Axel Springer SE	1,048	76,151
Bayerische Motoren Werke AG	7,278	704,644
Continental AG	2,375	435,710
Daimler AG	19,910	1,287,260
HUGO BOSS AG	1,364	108,960
ProSiebenSat.1 Media SE	5,028	132,425
Puma SE	180	98,618
RTL Group SA (a)	836	62,687
Volkswagen AG	702	113,019
Zalando SE, 144A*	2,394	125,937

		4,173,876

Consumer Staples - 1.8%
Beiersdorf AG	2,227	259,275
Henkel AG & Co. KGaA	2,247	250,779
METRO AG	3,908	61,035

		571,089

Financials - 13.4%
Allianz SE	9,633	2,053,376
Commerzbank AG*	21,625	204,450
Deutsche Bank AG (b)	42,994	484,182
Deutsche Boerse AG	4,232	584,564
Hannover Rueck SE	1,337	183,593
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,274	706,097

		4,216,262

Health Care - 11.9%
Bayer AG	20,398	1,903,160
Fresenius Medical Care AG & Co. KGaA	4,746	480,710
Fresenius SE & Co. KGaA	9,049	690,930
Merck KGaA	2,852	299,531
QIAGEN NV*	4,928	190,768
Siemens Healthineers AG, 144A*	3,226	146,619

		3,711,718

Industrials - 13.2%
Brenntag AG	3,334	201,005
Deutsche Lufthansa AG	5,107	133,320
Deutsche Post AG	21,659	789,671
Fraport AG Frankfurt Airport Services Worldwide	904	81,259
GEA Group AG	3,810	144,747
HOCHTIEF AG	420	68,155
KION Group AG	1,543	105,349
MAN SE	770	83,703
MTU Aero Engines AG	1,121	245,797
OSRAM Licht AG	2,146	96,351
Siemens AG	16,727	2,174,194

		4,123,551

Information Technology - 12.9%
Delivery Hero SE, 144A*	2,022	111,391
Infineon Technologies AG	24,971	635,355

SAP SE	21,521	2,588,485
United Internet AG	2,645	139,141
Wirecard AG	2,579	572,672

		4,047,044

Materials - 13.6%
BASF SE	20,094	1,858,703
Covestro AG, 144A	4,155	353,906
Evonik Industries AG	3,503	130,563
HeidelbergCement AG	3,291	261,978
K+S AG	4,127	93,868
LANXESS AG	1,876	147,378
Linde AG	2,400	546,575
Linde AG	1,950	393,278
Symrise AG	2,657	248,148
thyssenkrupp AG	9,404	217,332

		4,251,729

Real Estate - 3.0%
Deutsche Wohnen SE	7,800	394,205
Vonovia SE	10,671	547,355

		941,560

Telecommunication Services - 4.2%
1&1 Drillisch AG	1,136	57,492
Deutsche Telekom AG*	73,066	1,179,729
Telefonica Deutschland Holding AG	16,054	66,768

		1,303,989

Utilities - 3.4%
E.ON SE	48,266	514,308
Innogy SE*	3,074	133,271
RWE AG	11,187	283,730
Uniper SE	4,329	132,255

		1,063,564

TOTAL COMMON STOCKS (Cost $28,367,213)		28,404,382

PREFERRED STOCKS - 5.6%
Consumer Discretionary - 3.3%
Bayerische Motoren Werke AG	1,208	101,308
Porsche Automobil Holding SE	3,304	209,091
Schaeffler AG	3,647	49,529
Volkswagen AG	4,070	665,366

		1,025,294

Consumer Staples - 1.6%
Henkel AG & Co. KGaA	3,933	501,948

Health Care - 0.4%
Sartorius AG	771	139,969

Materials - 0.3%
FUCHS PETROLUB SE	1,495	87,547

TOTAL PREFERRED STOCKS (Cost $2,167,284)		1,754,758

EXCHANGE-TRADED FUND - 0.1%
iShares Currency Hedged MSCI Germany ETF (Cost $27,360)	1,000	27,650

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (c)(d) (Cost $61,622)	61,622	61,622

TOTAL INVESTMENTS - 96.6% (Cost $30,623,479)		$30,248,412
Other assets and liabilities, net - 3.4%		1,063,412

NET ASSETS - 100.0%		$31,311,824

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
COMMON STOCK - 1.5%
Financials - 1.5%
Deutsche Bank AG (b)	528,438	6,307	(78,572)	(78,503)	106,512	—	—	42,994	484,182
SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (c)(d)	—	61,622	—	—	—	5	—	61,622	61,622

	528,438	67,929	(78,572)	(78,503)	106,512	5	–	104,616	545,804

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $59,538, which is 0.2% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(e)
DAX Index Futures	EUR	1	$376,148	$358,368	9/21/2018	$(12,887)
DAX Mini Futures	EUR	9	671,654	645,062	9/21/2018	(18,934)

Total unrealized depreciation						$(31,821)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2018.

As of August 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
The Bank of New York Mellon	9/5/2018	USD	348,166	EUR	300,000	$190	$—
Goldman Sachs & Co.	9/6/2018	EUR	8,634,634	USD	10,128,011	100,860	—
RBC Capital Markets	9/6/2018	EUR	1,140,000	USD	1,337,158	13,309	—
RBC Capital Markets	9/6/2018	EUR	8,608,933	USD	10,097,331	100,026	—
RBC Capital Markets	9/6/2018	EUR	68,000	USD	79,563	597	—
The Bank of Nova Scotia	9/6/2018	EUR	9,028,333	USD	10,589,061	104,718	—
Goldman Sachs & Co.	9/6/2018	USD	10,047,808	EUR	8,634,634	—	(20,657)
RBC Capital Markets	9/6/2018	USD	89,129	EUR	76,000	—	(872)
RBC Capital Markets	9/6/2018	USD	11,333,576	EUR	9,740,933	—	(21,711)
The Bank of Nova Scotia	9/6/2018	USD	10,504,465	EUR	9,028,333	—	(20,123)
Goldman Sachs & Co.	10/3/2018	EUR	8,634,634	USD	10,067,552	19,995	—
RBC Capital Markets	10/3/2018	EUR	9,740,933	USD	11,356,038	21,154	—
The Bank of Nova Scotia	10/3/2018	EUR	9,028,333	USD	10,525,231	19,553	—
RBC Capital Markets	10/3/2018	USD	174,905	EUR	150,000	—	(360)

Total unrealized appreciation (depreciation)						$380,402	$(63,723)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2018.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$28,404,382	$—	$—	$28,404,382
Preferred Stocks (g)	1,754,758	—	—	1,754,758
Exchange-Traded Fund	27,650	—	—	27,650
Short-Term Investments	61,622	—	—	61,622
Derivatives (h)
Forward Foreign Currency Contracts	—	380,402	—	380,402

TOTAL	$30,248,412	$380,402	$—	$30,628,814

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(63,723)	$—	$(63,723)
Futures Contracts	(31,821)	—	—	(31,821)

TOTAL	$(31,821)	$(63,723)	$—	$(95,544)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.1%
Consumer Discretionary - 19.3%
ABC-Mart, Inc.	9,911	$540,551
Aisin Seiki Co. Ltd.	47,623	2,203,062
Asics Corp.	46,315	692,787
Bandai Namco Holdings, Inc.	59,007	2,288,904
Benesse Holdings, Inc.	22,488	703,319
Bridgestone Corp.	178,007	6,557,309
Casio Computer Co. Ltd.	56,292	904,340
CyberAgent, Inc.	29,200	1,660,913
Denso Corp.	127,310	6,135,767
Dentsu, Inc.	63,436	2,963,125
Don Quijote Holdings Co. Ltd.	33,950	1,649,987
Fast Retailing Co. Ltd. (a)	17,089	7,968,510
Hakuhodo DY Holdings, Inc.	70,380	1,187,674
Hikari Tsushin, Inc.	6,352	1,201,112
Honda Motor Co. Ltd.	476,345	14,113,291
Iida Group Holdings Co. Ltd.	40,766	752,874
Isetan Mitsukoshi Holdings Ltd.	92,075	1,040,826
Isuzu Motors Ltd.	162,995	2,357,420
J. Front Retailing Co. Ltd. (a)	68,300	971,236
Koito Manufacturing Co. Ltd.	30,072	1,859,370
Marui Group Co. Ltd.	55,902	1,235,167
Mazda Motor Corp.	163,804	1,899,572
McDonald’s Holdings Co. Japan Ltd.	19,619	861,675
Mitsubishi Motors Corp.	189,038	1,347,476
NGK Spark Plug Co. Ltd.	44,890	1,276,684
Nikon Corp.	91,559	1,752,731
Nissan Motor Co. Ltd.	680,647	6,370,920
Nitori Holdings Co. Ltd.	23,347	3,544,810
NOK Corp.	22,590	431,428
Oriental Land Co. Ltd.	58,525	6,270,724
Panasonic Corp.	644,544	7,694,966
Rakuten, Inc.	249,738	1,910,290
Rinnai Corp.	10,455	778,173
Ryohin Keikaku Co. Ltd.	6,970	2,070,111
Sankyo Co. Ltd.	12,653	484,552
Sega Sammy Holdings, Inc.	50,588	815,891
Sekisui Chemical Co. Ltd.	110,052	1,913,603
Sekisui House Ltd.	181,652	2,964,863
Sharp Corp. (a)	50,355	1,193,274
Shimamura Co. Ltd. (a)	6,570	607,271
Shimano, Inc.	21,784	3,360,433
Sony Corp.	370,293	21,155,791
Stanley Electric Co. Ltd.	38,346	1,326,977
Start Today Co. Ltd.	59,634	2,055,605
Subaru Corp.	179,817	5,342,237
Sumitomo Electric Industries Ltd.	220,513	3,488,992
Sumitomo Rubber Industries Ltd.	49,130	728,703
Suzuki Motor Corp.	100,389	6,532,378
Takashimaya Co. Ltd. (a)	48,261	779,230
Toho Co. Ltd.	32,398	994,305
Toyoda Gosei Co. Ltd.	19,763	493,052
Toyota Industries Corp.	42,599	2,411,554
Toyota Motor Corp.	667,273	41,618,233
USS Co. Ltd.	64,018	1,207,071
Yamada Denki Co. Ltd.	183,047	907,739
Yamaha Corp.	39,807	1,902,396
Yamaha Motor Co. Ltd.	81,524	2,066,899
Yokohama Rubber Co. Ltd.	34,246	719,687

		200,267,840

Consumer Staples - 7.9%
Aeon Co. Ltd. (a)	178,302	3,861,792
Ajinomoto Co., Inc.	132,001	2,240,607
Asahi Group Holdings Ltd.	105,697	4,774,487
Calbee, Inc.	22,508	716,099
Coca-Cola Bottlers Japan Holdings, Inc.	39,200	1,111,331
FamilyMart UNY Holdings Co. Ltd. (a)	18,534	1,616,366
Japan Tobacco, Inc.	321,689	8,459,862
Kao Corp.	144,484	11,215,683
Kikkoman Corp.	41,648	2,087,835
Kirin Holdings Co. Ltd.	240,089	5,936,860
Kobayashi Pharmaceutical Co. Ltd.	14,600	1,048,583
Kose Corp.	8,988	1,658,303
Lawson, Inc. (a)	15,669	919,466
Lion Corp.	66,188	1,394,529
MEIJI Holdings Co. Ltd.	35,593	2,364,111
NH Foods Ltd.	25,211	920,085
Nisshin Seifun Group, Inc.	59,075	1,181,925
Nissin Foods Holdings Co. Ltd.	18,870	1,204,107
Pola Orbis Holdings, Inc.	26,479	934,188
Seven & i Holdings Co. Ltd.	220,202	8,967,816
Shiseido Co. Ltd.	110,807	7,802,664
Sundrug Co. Ltd.	22,057	792,075
Suntory Beverage & Food Ltd.	40,636	1,665,889
Toyo Suisan Kaisha Ltd.	24,012	884,971
Tsuruha Holdings, Inc.	11,097	1,267,401
Unicharm Corp.	118,174	3,862,910
Yakult Honsha Co. Ltd.	32,338	2,299,255
Yamazaki Baking Co. Ltd.	34,806	677,262

		81,866,462

Energy - 1.2%
Idemitsu Kosan Co. Ltd.	39,512	1,994,981
Inpex Corp.	295,344	3,229,619
JXTG Holdings, Inc.	952,837	6,709,564
Showa Shell Sekiyu KK	52,614	1,061,182

		12,995,346

Financials - 11.7%
Acom Co. Ltd.	116,474	475,918
AEON Financial Service Co. Ltd.	31,472	644,396
Aozora Bank Ltd.	32,392	1,144,259
Bank of Kyoto Ltd.	15,804	797,952
Chiba Bank Ltd.	172,560	1,133,731
Concordia Financial Group Ltd.	314,538	1,508,854
Credit Saison Co. Ltd.	46,292	766,603
Dai-ichi Life Holdings, Inc.	314,619	5,994,496
Daiwa Securities Group, Inc.	461,844	2,769,983
Fukuoka Financial Group, Inc.	221,742	1,243,320
Japan Exchange Group, Inc.	149,732	2,638,604
Japan Post Bank Co. Ltd.	118,425	1,383,455
Japan Post Holdings Co. Ltd.	460,470	5,470,438
Mebuki Financial Group, Inc.	233,562	828,219
Mitsubishi UFJ Financial Group, Inc.	3,450,342	20,830,613
Mitsubishi UFJ Lease & Finance Co. Ltd.	125,216	704,347
Mizuho Financial Group, Inc.	7,041,372	12,364,069
MS&AD Insurance Group Holdings, Inc.	138,589	4,259,575
Nomura Holdings, Inc.	1,011,477	4,629,071
ORIX Corp.	386,227	6,211,751
Resona Holdings, Inc.	608,976	3,452,380
SBI Holdings, Inc.	66,599	1,837,152
Seven Bank Ltd.	179,604	559,292
Shinsei Bank Ltd.	43,947	674,769
Shizuoka Bank Ltd.	130,982	1,157,630
Sompo Holdings, Inc.	96,275	4,110,598
Sony Financial Holdings, Inc.	51,682	1,030,291
Sumitomo Mitsui Financial Group, Inc.	392,272	15,467,047
Sumitomo Mitsui Trust Holdings, Inc.	96,462	3,872,892
T&D Holdings, Inc.	161,449	2,454,937
Tokio Marine Holdings, Inc.	196,571	9,265,074
Tokyo Century Corp.	13,200	729,439
Yamaguchi Financial Group, Inc. (a)	63,164	694,685

		121,105,840

Health Care - 7.8%
Alfresa Holdings Corp.	55,890	1,401,903
Astellas Pharma, Inc.	551,635	9,343,687
Chugai Pharmaceutical Co. Ltd.	65,845	3,816,414
CYBERDYNE, Inc.*(a)	29,668	233,638
Daiichi Sankyo Co. Ltd.	165,161	6,448,280
Eisai Co. Ltd.	73,612	6,664,897
Hisamitsu Pharmaceutical Co., Inc.	17,106	1,250,119
Hoya Corp.	111,186	6,501,444
Kyowa Hakko Kirin Co. Ltd.	74,560	1,321,962
M3, Inc.	62,542	2,755,315
Medipal Holdings Corp.	50,282	1,014,148
Mitsubishi Tanabe Pharma Corp.	71,761	1,196,770
Olympus Corp.	84,694	3,449,198
Ono Pharmaceutical Co. Ltd.	112,283	2,950,827
Otsuka Holdings Co. Ltd.	114,100	5,351,229
Santen Pharmaceutical Co. Ltd.	103,474	1,594,343
Shionogi & Co. Ltd.	80,008	4,648,831
Sumitomo Dainippon Pharma Co. Ltd.	47,648	1,014,198
Suzuken Co. Ltd.	22,532	1,024,090
Sysmex Corp.	48,744	4,229,072
Taisho Pharmaceutical Holdings Co. Ltd.	10,846	1,175,284
Takeda Pharmaceutical Co. Ltd. (a)	208,923	8,749,156
Terumo Corp.	88,451	4,879,891

		81,014,696

Industrials - 20.2%
AGC, Inc.	54,462	2,181,225
Amada Holdings Co. Ltd.	98,134	1,049,259
ANA Holdings, Inc.	34,018	1,178,429
Central Japan Railway Co.	42,126	8,460,460
Dai Nippon Printing Co. Ltd.	68,943	1,546,890
Daifuku Co. Ltd.	29,400	1,526,757
Daikin Industries Ltd.	72,648	9,264,892
East Japan Railway Co.	90,285	8,170,423
FANUC Corp.	56,589	11,090,140
Fuji Electric Co. Ltd.	179,031	1,442,109
Hankyu Hanshin Holdings, Inc.	67,440	2,406,620
Hino Motors Ltd.	76,560	806,185
Hitachi Construction Machinery Co. Ltd.	31,020	926,887
Hoshizaki Corp.	16,154	1,532,384
IHI Corp.	42,668	1,489,981
ITOCHU Corp.	413,088	7,225,601
Japan Airlines Co. Ltd.	33,754	1,216,675
Japan Airport Terminal Co. Ltd.	14,235	637,379
JGC Corp.	61,983	1,248,474
JTEKT Corp.	62,884	881,202
Kajima Corp.	260,153	1,873,120
Kamigumi Co. Ltd.	28,642	581,553
Kawasaki Heavy Industries Ltd.	41,193	1,127,052

Keihan Holdings Co. Ltd.	25,404	932,844
Keikyu Corp.	65,281	1,129,242
Keio Corp.	29,436	1,459,746
Keisei Electric Railway Co. Ltd.	36,884	1,238,208
Kintetsu Group Holdings Co. Ltd.	48,910	1,919,248
Komatsu Ltd.	269,737	7,673,825
Kubota Corp.	288,563	4,509,852
Kurita Water Industries Ltd.	27,942	829,886
Kyushu Railway Co.	45,700	1,373,756
LIXIL Group Corp.	77,316	1,516,259
Mabuchi Motor Co. Ltd.	14,748	611,237
Makita Corp.	66,244	3,004,858
Marubeni Corp.	456,987	3,749,342
MINEBEA MITSUMI, Inc.	112,924	2,120,056
MISUMI Group, Inc.	81,420	2,098,703
Mitsubishi Corp.	394,791	11,267,053
Mitsubishi Electric Corp.	532,426	7,187,823
Mitsubishi Heavy Industries Ltd.	88,602	3,290,180
Mitsui & Co. Ltd.	486,171	8,105,767
Mitsui OSK Lines Ltd.	33,508	901,106
Nabtesco Corp.	30,872	804,934
Nagoya Railroad Co. Ltd.	50,901	1,161,318
NGK Insulators Ltd.	73,564	1,198,370
Nidec Corp.	65,545	9,500,515
Nippon Express Co. Ltd.	21,839	1,368,009
Nippon Yusen KK	43,212	815,159
NSK Ltd.	106,998	1,214,332
Obayashi Corp.	187,808	1,759,591
Odakyu Electric Railway Co. Ltd.	82,577	1,785,911
Park24 Co. Ltd.	32,768	961,423
Persol Holdings Co. Ltd.	52,800	1,180,884
Recruit Holdings Co. Ltd.	321,491	9,800,108
Secom Co. Ltd.	61,872	5,092,426
Seibu Holdings, Inc.	67,530	1,217,375
SG Holdings Co. Ltd.	27,000	638,853
Shimizu Corp.	161,968	1,416,910
SMC Corp.	16,858	5,609,218
Sohgo Security Services Co. Ltd.	20,822	916,385
Sumitomo Corp.	328,873	5,338,156
Sumitomo Heavy Industries Ltd.	31,758	1,033,257
Taisei Corp.	62,252	2,784,560
THK Co. Ltd.	34,676	928,771
Tobu Railway Co. Ltd.	57,590	1,606,777
Tokyu Corp.	147,622	2,434,016
Toppan Printing Co. Ltd.	148,478	1,158,585
Toshiba Corp.*	1,902,234	5,683,932
TOTO Ltd.	40,038	1,693,624
Toyota Tsusho Corp.	61,331	2,092,021
West Japan Railway Co.	47,479	3,186,063
Yamato Holdings Co. Ltd.	89,517	2,661,904

		209,826,075

Information Technology - 12.4%
Alps Electric Co. Ltd.	55,942	1,681,633
Brother Industries Ltd.	67,422	1,384,727
Canon, Inc.	291,997	9,363,561
DeNA Co. Ltd.	29,916	517,492
Disco Corp.	8,600	1,538,727
FUJIFILM Holdings Corp.	113,057	4,781,341
Fujitsu Ltd.	574,405	4,203,480
Hamamatsu Photonics KK	40,388	1,624,826
Hirose Electric Co. Ltd.	9,766	1,161,970
Hitachi High-Technologies Corp.	21,070	827,743
Hitachi Ltd.	1,408,671	9,198,009
Kakaku.com, Inc.	39,636	732,718
Keyence Corp.	28,343	16,042,582
Konami Holdings Corp.	26,664	1,117,099
Konica Minolta, Inc.	128,580	1,308,829
Kyocera Corp.	93,508	5,899,479
LINE Corp.*	22,047	1,015,936
Murata Manufacturing Co. Ltd.	52,715	9,102,127
NEC Corp.	74,593	2,061,025
Nexon Co. Ltd.*	128,664	1,614,235
Nintendo Co. Ltd.	33,121	11,971,374
Nippon Electric Glass Co. Ltd.	24,868	799,017
Nomura Research Institute Ltd.	32,274	1,606,293
NTT Data Corp.	184,440	2,370,447
Obic Co. Ltd.	19,362	1,819,272
Omron Corp.	55,917	2,503,709
Oracle Corp.	11,572	971,711
Otsuka Corp.	29,760	1,078,067
Renesas Electronics Corp.*	241,500	1,825,758
Ricoh Co. Ltd.	196,434	2,059,631
Rohm Co. Ltd.	27,112	2,447,425
Seiko Epson Corp.	81,624	1,396,519
Shimadzu Corp.	65,636	1,946,455
SUMCO Corp.	69,800	1,246,361
TDK Corp.	37,728	4,241,047
Tokyo Electron Ltd.	45,714	7,765,743
Trend Micro, Inc.	34,272	2,159,158
Yahoo Japan Corp. (a)	403,628	1,387,687
Yaskawa Electric Corp. (a)	70,882	2,379,533
Yokogawa Electric Corp.	67,108	1,376,466

		128,529,212

Materials - 5.9%
Air Water, Inc.	45,004	806,840
Asahi Kasei Corp.	368,584	5,407,181
Daicel Corp.	73,746	834,297

Hitachi Chemical Co. Ltd.	29,494	619,026
Hitachi Metals Ltd.	68,446	790,970
JFE Holdings, Inc.	143,619	3,142,918
JSR Corp.	53,951	1,047,361
Kaneka Corp.	75,186	686,831
Kansai Paint Co. Ltd.	50,406	996,688
Kobe Steel Ltd.	89,266	747,164
Kuraray Co. Ltd.	96,421	1,398,890
Maruichi Steel Tube Ltd.	16,432	503,564
Mitsubishi Chemical Holdings Corp.	375,196	3,363,291
Mitsubishi Gas Chemical Co., Inc.	46,776	973,325
Mitsubishi Materials Corp.	30,372	821,419
Mitsui Chemicals, Inc.	54,181	1,401,460
Nippon Paint Holdings Co. Ltd.	42,463	1,677,730
Nippon Steel & Sumitomo Metal Corp.	221,037	4,447,198
Nissan Chemical Corp.	37,502	1,788,863
Nitto Denko Corp.	48,318	3,752,027
Oji Holdings Corp.	247,184	1,692,980
Shin-Etsu Chemical Co. Ltd.	106,631	10,004,754
Showa Denko KK	39,500	1,880,614
Sumitomo Chemical Co. Ltd.	435,356	2,472,411
Sumitomo Metal Mining Co. Ltd.	68,405	2,210,188
Taiheiyo Cement Corp.	33,478	1,012,385
Taiyo Nippon Sanso Corp.	36,280	534,192
Teijin Ltd.	50,659	1,003,514
Toray Industries, Inc.	406,942	3,053,438
Tosoh Corp.	73,600	1,156,562
Toyo Seikan Group Holdings Ltd.	42,226	799,599

		61,027,680

Real Estate - 3.7%
Aeon Mall Co. Ltd. (a)	27,922	467,168
Daito Trust Construction Co. Ltd.	21,251	3,184,494
Daiwa House Industry Co. Ltd.	167,017	5,094,236
Daiwa House REIT Investment Corp. REIT	492	1,140,664
Hulic Co. Ltd.	85,710	811,510
Japan Prime Realty Investment Corp. REIT	222	803,204
Japan Real Estate Investment Corp. REIT	384	2,042,516
Japan Retail Fund Investment Corp. REIT (a)	761	1,376,663
Mitsubishi Estate Co. Ltd.	345,824	5,740,909
Mitsui Fudosan Co. Ltd.	260,982	5,976,678
Nippon Building Fund, Inc. REIT	390	2,270,993
Nippon Prologis REIT, Inc. REIT	515	1,003,488
Nomura Real Estate Holdings, Inc.	35,928	778,963
Nomura Real Estate Master Fund, Inc. REIT	1,139	1,586,871
Sumitomo Realty & Development Co. Ltd.	104,750	3,629,624
Tokyo Tatemono Co. Ltd.	56,658	694,521
Tokyu Fudosan Holdings Corp.	151,627	1,033,045
United Urban Investment Corp. REIT	818	1,290,571

		38,926,118

Telecommunication Services - 5.3%
KDDI Corp.	519,915	13,761,768
Nippon Telegraph & Telephone Corp.	201,976	8,998,121
NTT DOCOMO, Inc.	387,705	10,066,861
SoftBank Group Corp.	241,093	22,349,544

		55,176,294

Utilities - 1.7%
Chubu Electric Power Co., Inc.	174,834	2,542,024
Chugoku Electric Power Co., Inc.	80,368	1,003,967
Electric Power Development Co. Ltd.	40,466	1,071,105
Kansai Electric Power Co., Inc.	205,907	2,951,192
Kyushu Electric Power Co., Inc.	108,090	1,212,134
Osaka Gas Co. Ltd.	110,889	2,071,372
Toho Gas Co. Ltd.	22,228	745,201
Tohoku Electric Power Co., Inc.	121,921	1,529,636
Tokyo Electric Power Co. Holdings, Inc.*	412,484	1,908,170
Tokyo Gas Co. Ltd.	114,965	2,724,353

		17,759,154

TOTAL COMMON STOCKS (Cost $953,217,391)		1,008,494,717

SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c) (Cost $3,481,057)	3,481,057	3,481,057

TOTAL INVESTMENTS - 97.4% (Cost $956,698,448)		$1,011,975,774
Other assets and liabilities, net - 2.6%		26,267,296

NET ASSETS - 100.0%		$1,038,243,070

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c)	1,120,785	2,360,272	—	—	—	7,422	—	3,481,057	3,481,057

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $29,027,743, which is 2.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $28,681,820.

REIT:	Real Estate Investment Trust

At August 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
Nikkei 225 Futures	JPY	40	$8,186,470	$8,229,682	9/13/2018	$136,206
TOPIX Index Futures	JPY	132	20,673,826	20,594,186	9/13/2018	(135,710)

Total net unrealized appreciation						$496

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2018.

As of August 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(e)	Unrealized Depreciation(e)
Goldman Sachs & Co.	9/6/2018	JPY	5,113,701,800	USD	45,783,138	$—	$(260,050)
JP Morgan & Chase Co.	9/6/2018	JPY	36,959,231,400	USD	330,909,017	—	(1,867,689)
RBC Capital Markets	9/6/2018	JPY	38,268,310,500	USD	342,606,688	—	(1,956,817)
RBC Capital Markets	9/6/2018	JPY	347,648,000	USD	3,110,977	—	(19,205)
RBC Capital Markets	9/6/2018	JPY	2,778,693,000	USD	24,878,063	—	(140,972)
The Bank of Nova Scotia	9/6/2018	JPY	37,287,192,900	USD	333,812,525	—	(1,917,109)
Goldman Sachs & Co.	9/6/2018	USD	46,123,030	JPY	5,113,701,800	—	(79,842)
JP Morgan & Chase Co.	9/6/2018	USD	333,352,858	JPY	36,959,231,400	—	(576,152)
RBC Capital Markets	9/6/2018	USD	19,770,445	JPY	2,175,000,000	—	(186,993)
RBC Capital Markets	9/6/2018	USD	322,334,519	JPY	35,742,063,100	—	(517,057)
RBC Capital Markets	9/6/2018	USD	16,772,152	JPY	1,865,261,200	22,447	—
RBC Capital Markets	9/6/2018	USD	10,536,072	JPY	1,164,253,200	—	(53,269)
RBC Capital Markets	9/6/2018	USD	4,014,169	JPY	448,074,000	20,238	—
The Bank of Nova Scotia	9/6/2018	USD	3,508,330	JPY	388,623,000	—	(9,213)
The Bank of Nova Scotia	9/6/2018	USD	332,764,304	JPY	36,898,569,900	—	(533,788)
Goldman Sachs & Co.	10/3/2018	JPY	5,113,701,800	USD	46,207,759	76,493	—
JP Morgan & Chase Co.	10/3/2018	JPY	36,959,231,400	USD	333,980,024	566,732	—
RBC Capital Markets	10/3/2018	JPY	35,742,063,100	USD	322,940,296	507,213	—
RBC Capital Markets	10/3/2018	JPY	114,100,000	USD	1,031,043	1,735	—
The Bank of Nova Scotia	10/3/2018	JPY	36,898,569,900	USD	333,383,658	517,600	—

Total unrealized appreciation (depreciation)						$1,712,458	$(8,118,156)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2018.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,008,494,717	$—	$—	$1,008,494,717
Short-Term Investments	3,481,057	—	—	3,481,057
Derivatives (g)
Forward Foreign Currency Contracts	—	1,712,458	—	1,712,458
Futures Contracts	136,206	—	—	136,206

TOTAL	$1,012,111,980	$1,712,458	$—	$1,013,824,438

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(8,118,156)	$—	$(8,118,156)
Futures Contracts	(135,710)	—	—	(135,710)

TOTAL	$(135,710)	$(8,118,156)	$—	$(8,253,866)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.2%
Consumer Discretionary - 10.4%
Cheil Worldwide, Inc.	1,712	$29,683
CJ ENM Co. Ltd.	54	12,225
Coway Co. Ltd.	943	77,429
Hankook Tire Co. Ltd.	1,508	63,197
Hanon Systems	4,128	44,501
Hanssem Co. Ltd.	274	20,307
HLB, Inc.*	617	57,646
Hotel Shilla Co. Ltd.	624	60,542
Hyundai Department Store Co. Ltd.	345	30,869
Hyundai Mobis Co. Ltd.	1,206	242,684
Hyundai Motor Co.	2,689	301,958
Kangwon Land, Inc.	2,335	60,727
Kia Motors Corp.	4,817	138,692
LG Electronics, Inc.	1,915	132,122
Lotte Shopping Co. Ltd.	249	40,264
Shinsegae Inc.	151	44,019

		1,356,865

Consumer Staples - 6.3%
Amorepacific Corp.	577	136,326
AMOREPACIFIC Group	586	50,748
BGF retail Co. Ltd.	187	28,811
CJ CheilJedang Corp.	169	51,999
Dongsuh Cos., Inc.	1,005	20,449
E-MART, Inc.	397	76,501
GS Retail Co. Ltd.	672	22,457
KT&G Corp.	2,079	188,635
LG Household & Health Care Ltd.	165	187,508
Orion Corp.	448	43,063
Ottogi Corp.	32	20,842

		827,339

Energy - 2.6%
GS Holdings Corp.	1,042	49,706
SK Innovation Co. Ltd.	1,146	198,696
S-Oil Corp.	860	92,323

		340,725

Financials - 13.1%
BNK Financial Group, Inc.	5,623	42,129
DB Insurance Co. Ltd.	1,001	57,552
DGB Financial Group, Inc.	3,820	35,175
Hana Financial Group, Inc.	5,247	201,273
Hanwha Life Insurance Co. Ltd.	6,901	30,067
Hyundai Marine & Fire Insurance Co. Ltd.	1,368	45,717
Industrial Bank of Korea	5,013	67,101
KB Financial Group, Inc.	6,909	320,887
Korea Investment Holdings Co. Ltd.	840	53,804
Mirae Asset Daewoo Co. Ltd.	8,015	59,186
NH Investment & Securities Co. Ltd.	3,057	36,937
Orange Life Insurance Ltd., 144A	818	25,573
Samsung Card Co. Ltd.	781	24,732
Samsung Fire & Marine Insurance Co. Ltd.	564	134,267
Samsung Life Insurance Co. Ltd.	1,303	108,276
Samsung Securities Co. Ltd.	1,390	40,396
Shinhan Financial Group Co. Ltd.	7,457	292,077
Woori Bank	8,623	126,268

		1,701,417

Health Care - 6.6%
Celltrion Healthcare Co. Ltd.*	663	53,843
Celltrion Pharm, Inc.*	368	26,480
Celltrion, Inc.*	1,412	342,487
Hanmi Pharm. Co. Ltd.	132	58,995
Hanmi Science Co. Ltd.	356	27,792
Medy-Tox, Inc.	85	51,146
Samsung Biologics Co. Ltd., 144A*	303	126,029
SillaJen, Inc.*	1,006	69,046
ViroMed Co. Ltd.*	277	59,001
Yuhan Corp.	194	41,653

		856,472

Industrials - 10.1%
CJ Corp.	312	36,998
CJ Logistics Corp.*	208	28,776
Daelim Industrial Co. Ltd.	586	43,115
Daewoo Engineering & Construction Co. Ltd.*	4,531	21,329
Doosan Bobcat, Inc.	956	30,574
Doosan Heavy Industries & Construction Co. Ltd.*	1,639	20,834
GS Engineering & Construction Corp.	1,100	47,334
Hanwha Corp.	989	28,298
HDC Hyundai Development Co-Engineering & Construction, Class E*	733	36,810
Hyundai Engineering & Construction Co. Ltd.	1,482	79,881
Hyundai Glovis Co. Ltd.	393	42,719
Hyundai Heavy Industries Co. Ltd.*	719	76,218
Hyundai Heavy Industries Holdings Co. Ltd.*	195	66,130

KCC Corp.	134	$39,063
KEPCO Plant Service & Engineering Co. Ltd.	638	20,863
Korea Aerospace Industries Ltd.*	1,497	56,147
Korean Air Lines Co. Ltd.	1,126	28,374
LG Corp.	1,733	111,314
Lotte Corp.*	679	29,401
Pan Ocean Co. Ltd.*	6,066	28,119
Posco Daewoo Corp.	1,285	21,067
S-1 Corp.	394	30,334
Samsung C&T Corp.	1,382	152,707
Samsung Engineering Co. Ltd.*	3,321	50,271
Samsung Heavy Industries Co. Ltd.*	7,992	50,832
SK Holdings Co. Ltd.	582	137,507

		1,315,015

Information Technology - 38.2%
Kakao Corp.	945	106,118
LG Display Co. Ltd.	4,374	83,499
LG Innotek Co. Ltd.	311	40,092
NAVER Corp.	489	330,349
NCSoft Corp.	323	112,440
Netmarble Corp., 144A	492	51,492
Pearl Abyss Corp.*	137	31,384
Samsung Electro-Mechanics Co. Ltd.	1,015	146,804
Samsung Electronics Co. Ltd.	68,616	2,986,520
Samsung SDI Co. Ltd.	974	206,499
Samsung SDS Co. Ltd.	643	140,078
SK Hynix, Inc.	9,976	743,842

		4,979,117

Materials - 7.7%
Hanwha Chemical Corp.	2,172	39,512
Hyundai Steel Co.	1,566	74,984
Korea Zinc Co. Ltd.	170	61,928
Kumho Petrochemical Co. Ltd.	393	36,011
LG Chem Ltd.	806	265,010
Lotte Chemical Corp.	321	91,125
OCI Co. Ltd.	370	38,391
POSCO	1,356	397,731

		1,004,692

Telecommunication Services - 1.0%
KT Corp., ADR	698	9,639
KT Corp.	492	12,774
LG Uplus Corp.	1,441	20,324
SK Telecom Co. Ltd.	388	91,497

		134,234

Utilities - 1.2%
Korea Electric Power Corp.	4,675	128,094
Korea Gas Corp.*	620	29,297

		157,391

TOTAL COMMON STOCKS (Cost $10,381,345)		12,673,267

PREFERRED STOCKS - 1.5%
Consumer Discretionary - 0.7%
Hyundai Motor Co.	521	36,648
Hyundai Motor Co. - 2nd Preferred	758	58,289

		94,937

Consumer Staples - 0.5%
Amorepacific Corp.	218	28,299
LG Household & Health Care Ltd.	51	34,316

		62,615

Information Technology - 0.1%
Samsung Electronics Co. Ltd.	331	11,805

Materials - 0.2%
LG Chem Ltd.	178	31,982

TOTAL PREFERRED STOCKS (Cost $197,356)		201,339

EXCHANGE-TRADED FUND - 0.3%
iShares MSCI South Korea ETF (Cost $36,819)	550	37,026

TOTAL INVESTMENTS - 99.0% (Cost $10,615,520)		$12,911,632
Other assets and liabilities, net - 1.0%		127,621

NET ASSETS - 100.0%		$13,039,253

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(a)
KOSPI 200 MINI Futures	KRW	7	$92,690	$94,185	9/13/2018	$622

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2018.

As of August 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(b)	Unrealized Depreciation(b)
Goldman Sachs & Co.	9/6/2018	KRW	20,380,000	USD	18,227	$—	$(84)
Goldman Sachs & Co.	9/6/2018	KRW	6,052,146,861	USD	5,412,401	—	(25,290)
RBC Capital Markets	9/6/2018	KRW	8,061,510,500	USD	7,212,911	—	(30,138)
The Bank of New York Mellon	9/6/2018	KRW	408,384,000	USD	365,340	—	(1,582)
Goldman Sachs & Co.	9/6/2018	USD	233,694	KRW	260,445,000	309	—
Goldman Sachs & Co.	9/6/2018	USD	5,219,651	KRW	5,812,081,861	2,347	—
RBC Capital Markets	9/6/2018	USD	7,237,194	KRW	8,061,510,500	5,855	—
The Bank of New York Mellon	9/6/2018	USD	366,592	KRW	408,384,000	330	—
Goldman Sachs & Co.	10/4/2018	KRW	5,812,081,861	USD	5,221,058	—	(4,381)
Goldman Sachs & Co.	10/4/2018	KRW	227,417,000	USD	204,080	—	(382)
RBC Capital Markets	10/4/2018	KRW	8,061,510,500	USD	7,241,029	—	(6,793)
The Bank of New York Mellon	10/4/2018	KRW	408,384,000	USD	366,790	—	(374)

Total unrealized appreciation (depreciation)						$8,841	$(69,024)

(b)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2018.

Currency Abbreviations

KRW	South Korean Won
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$12,673,267	$—	$—	$12,673,267
Preferred Stocks (c)	201,339	—	—	201,339
Exchange-Traded Fund	37,026	—	—	37,026
Derivatives (d)
Forward Foreign Currency Contracts	—	8,841	—	8,841
Futures Contracts	622	—	—	622

TOTAL	$12,912,254	$8,841	$—	$12,921,095

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Forward Foreign Currency Contracts	$—	$(69,024)	—	$(69,024)

TOTAL	$—	$(69,024)	$—	$(69,024)

(c)	See Schedule of Investments for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI United Kingdom Hedged Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.2%
Consumer Discretionary - 8.7%
Barratt Developments PLC	792	$5,565
Berkeley Group Holdings PLC	106	5,006
Burberry Group PLC	340	9,856
Carnival PLC	150	9,006
Compass Group PLC	1,357	29,178
GVC Holdings PLC	439	6,272
Informa PLC	1,030	10,181
InterContinental Hotels Group PLC	149	9,185
ITV PLC	2,977	6,200
Kingfisher PLC	1,952	6,921
Marks & Spencer Group PLC	1,310	5,122
Merlin Entertainments PLC, 144A	531	2,560
Next PLC	121	8,628
Pearson PLC	624	7,422
Persimmon PLC	278	8,769
Sky PLC	864	17,256
Taylor Wimpey PLC	2,703	5,864
TUI AG	369	6,803
Whitbread PLC	151	8,997
WPP PLC	1,048	17,371

		186,162

Consumer Staples - 16.5%
Associated British Foods PLC	292	8,665
British American Tobacco PLC	1,930	93,117
Coca-Cola HBC AG*	166	5,677
Diageo PLC	2,078	72,590
Imperial Brands PLC	817	29,065
J Sainsbury PLC	1,436	6,036
Reckitt Benckiser Group PLC	568	48,299
Tesco PLC	8,313	26,566
Unilever PLC	1,035	58,933
Wm Morrison Supermarkets PLC	1,872	6,389

		355,337

Energy - 16.5%
BP PLC	16,837	119,466
John Wood Group PLC	568	5,292
Royal Dutch Shell PLC, Class A (a)	3,882	125,895
Royal Dutch Shell PLC, Class B	3,166	104,276

		354,929

Financials - 19.3%
3i Group PLC	800	9,297
Admiral Group PLC	163	4,396
Aviva PLC	3,309	20,806
Barclays PLC	14,498	33,024
Direct Line Insurance Group PLC	1,141	4,895
Hargreaves Lansdown PLC	231	6,589
HSBC Holdings PLC	16,909	146,634
Investec PLC	526	3,453
Legal & General Group PLC	4,911	16,191

Lloyds Banking Group PLC	61,174	47,030
London Stock Exchange Group PLC	267	16,006
Prudential PLC	2,199	49,463
Royal Bank of Scotland Group PLC	3,954	12,369
RSA Insurance Group PLC	821	6,723
Schroders PLC	103	4,106
St James’s Place PLC	426	6,249
Standard Chartered PLC	2,392	19,447
Standard Life Aberdeen PLC	2,335	9,593

		416,271

Health Care - 10.8%
AstraZeneca PLC	1,070	80,388
ConvaTec Group PLC, 144A	1,162	3,213
GlaxoSmithKline PLC	4,187	84,702
Mediclinic International PLC	332	2,122
NMC Health PLC	84	4,273
Shire PLC	775	45,199
Smith & Nephew PLC	747	13,147

		233,044

Industrials - 8.1%
Ashtead Group PLC	407	12,463
Babcock International Group PLC	226	2,090
BAE Systems PLC	2,638	20,725
Bunzl PLC	279	8,674
DCC PLC	78	7,033
easyJet PLC	131	2,590
Experian PLC	760	18,918
Ferguson PLC	200	16,027
G4S PLC	1,338	4,326
Intertek Group PLC	133	8,852
Meggitt PLC	633	4,417
Melrose Industries PLC	4,014	11,600
RELX PLC	901	19,974
Rolls-Royce Holdings PLC*	1,392	18,137
Royal Mail PLC	719	4,176
Smiths Group PLC	321	6,706
Travis Perkins PLC	218	3,252
Weir Group PLC	193	4,690

		174,650

Information Technology - 0.8%
Auto Trader Group PLC, 144A	810	4,716
Micro Focus International PLC	359	6,074
Sage Group PLC	863	6,661

		17,451

Materials - 8.2%
Anglo American PLC	893	17,848
Antofagasta PLC	337	3,520
BHP Billiton PLC	1,785	38,040
Croda International PLC	112	7,405
Fresnillo PLC	196	2,280
Glencore PLC*	9,776	39,739
Johnson Matthey PLC	158	7,161
Mondi PLC	300	8,343
Randgold Resources Ltd.	77	5,013
Rio Tinto PLC	997	47,295

		176,644

Real Estate - 1.1%
British Land Co. PLC REIT	743	6,122
Hammerson PLC REIT	619	3,781
Land Securities Group PLC REIT	602	7,153
Segro PLC REIT	839	7,159

		24,215

Telecommunication Services - 3.2%
BT Group PLC	7,254	20,441
Vodafone Group PLC	22,640	48,283

		68,724

Utilities - 3.0%
Centrica PLC	4,557	8,466
National Grid PLC	2,864	30,075
Severn Trent PLC	211	5,474
SSE PLC	875	14,214
United Utilities Group PLC	558	5,365

		63,594

TOTAL COMMON STOCKS (Cost $2,122,883)		2,071,021

EXCHANGE-TRADED FUND - 1.1%
iShares MSCI United Kingdom ETF
(Cost $25,339)	730	24,506

SECURITIES LENDING COLLATERAL - 5.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c) (Cost $116,404)	116,404	116,404

TOTAL INVESTMENTS - 102.7% (Cost $2,264,626)		$2,211,931
Other assets and liabilities, net - (2.7%)		(58,454)

NET ASSETS - 100.0%		$2,153,477

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL - 5.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c)	23,930	92,474	—	—	—	130	—	116,404	116,404

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $109,486, which is 5.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(d)
E-mini FTSE 100 Futures	USD	1	$55,570	$52,175	9/21/2018	$(3,395)

(d)	The amount represents the unrealized depreciation of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2018.

As of August 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(e)	Unrealized Depreciation(e)
JP Morgan & Chase Co.	9/6/2018	GBP	1,166,250	USD	1,531,974	$19,626	$—
The Bank of Nova Scotia	9/6/2018	GBP	471,050	USD	618,719	7,880	—
The Bank of Nova Scotia	9/6/2018	GBP	15,000	USD	19,175	—	(277)
The Bank of Nova Scotia	9/6/2018	GBP	9,000	USD	11,822	151	—
JP Morgan & Chase Co.	9/6/2018	USD	1,515,944	GBP	1,166,250	—	(3,596)
The Bank of Nova Scotia	9/6/2018	USD	643,441	GBP	495,050	—	(1,479)
JP Morgan & Chase Co.	10/3/2018	GBP	1,166,250	USD	1,517,584	3,549	—
The Bank of Nova Scotia	10/3/2018	GBP	495,050	USD	644,134	1,457	—
The Bank of Nova Scotia	10/3/2018	USD	19,520	GBP	15,000	—	(46)

Total unrealized appreciation (depreciation)						$32,663	$(5,398)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2018.

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,071,021	$—	$—	$2,071,021
Exchange-Traded Fund	24,506	—	—	24,506
Short-Term Investments	116,404	—	—	116,404
Derivatives (g)
Forward Foreign Currency Contracts	—	32,663	—	32,663

TOTAL	$2,211,931	$32,663	$—	$2,244,594

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(5,398)	$—	$(5,398)
Futures Contracts	(3,395)	—	—	(3,395)

TOTAL	$(3,395)	$(5,398)	$—	$(8,793)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.6%
Australia - 6.8%
AGL Energy Ltd.	258,395	$3,860,107
Alumina Ltd.	971,685	2,011,814
Amcor Ltd.	457,604	4,704,306
AMP Ltd.	1,271,721	3,053,571
APA Group (a)	470,951	3,385,677
Aristocrat Leisure Ltd.	240,588	5,463,782
ASX Ltd.	81,544	3,965,202
Aurizon Holdings Ltd.	838,038	2,530,363
AusNet Services	698,643	826,211
Australia & New Zealand Banking Group Ltd.	1,156,504	24,526,688
Bank of Queensland Ltd.	152,988	1,263,709
Bendigo & Adelaide Bank Ltd.	197,809	1,648,159
BHP Billiton Ltd.	1,297,281	30,972,245
BHP Billiton PLC	837,386	17,845,504
BlueScope Steel Ltd.	212,714	2,647,055
Boral Ltd.	456,097	2,295,224
Brambles Ltd.	626,043	4,937,198
Caltex Australia Ltd.	101,458	2,203,468
Challenger Ltd.	209,455	1,630,756
CIMIC Group Ltd.	38,347	1,358,538
Coca-Cola Amatil Ltd.	190,059	1,282,992
Cochlear Ltd.	22,491	3,489,395
Commonwealth Bank of Australia	710,107	36,367,835
Computershare Ltd.	188,694	2,607,241
Crown Resorts Ltd.	145,451	1,484,823
CSL Ltd.	181,586	29,673,628
Dexus REIT	431,085	3,322,213
Domino’s Pizza Enterprises Ltd. (b)	24,496	952,713
Flight Centre Travel Group Ltd.	23,016	966,632
Fortescue Metals Group Ltd.	602,846	1,664,207
Goodman Group REIT	643,047	4,946,480
GPT Group REIT	717,113	2,665,311
Harvey Norman Holdings Ltd. (b)	230,999	597,836
Healthscope Ltd.	687,821	1,082,902
Incitec Pivot Ltd.	685,719	1,932,422
Insurance Australia Group Ltd.	931,692	5,170,820
LendLease Group (a)	236,976	3,490,729
Macquarie Group Ltd.	128,686	11,971,135
Medibank Pvt Ltd.	1,067,485	2,332,948
Mirvac Group REIT	1,474,340	2,575,572
National Australia Bank Ltd.	1,112,590	22,691,554
Newcrest Mining Ltd.	316,872	4,417,041
Oil Search Ltd.	546,961	3,523,174
Orica Ltd.	159,216	2,013,364
Origin Energy Ltd.*	693,284	3,962,306
QBE Insurance Group Ltd.	538,646	4,263,443
Ramsay Health Care Ltd.	55,643	2,228,104
REA Group Ltd.	20,770	1,360,716
Santos Ltd.	722,197	3,520,101

Scentre Group REIT	2,115,204	6,249,767
SEEK Ltd.	129,466	2,084,844
Sonic Healthcare Ltd.	156,356	2,943,878
South32 Ltd.	2,049,324	5,126,956
Stockland REIT	981,799	2,915,026
Suncorp Group Ltd.	512,367	5,705,613
Sydney Airport (a)	427,628	2,216,517
Tabcorp Holdings Ltd.	754,768	2,604,501
Telstra Corp. Ltd.	1,655,002	3,688,332
TPG Telecom Ltd.	154,724	961,039
Transurban Group (a)(c)	902,937	7,828,427
Treasury Wine Estates Ltd.	293,319	4,105,593
Vicinity Centres REIT	1,376,585	2,741,275
Wesfarmers Ltd.	460,880	17,046,805
Westpac Banking Corp.	1,383,063	28,376,948
Woodside Petroleum Ltd.	377,262	9,999,676
Woolworths Group Ltd.	533,886	10,861,873

		403,144,284

Austria - 0.2%
ANDRITZ AG	29,504	1,746,589
Erste Group Bank AG*	117,235	4,663,490
OMV AG	57,825	3,062,710
Raiffeisen Bank International AG	66,949	1,903,925
voestalpine AG	50,984	2,286,708

		13,663,422

Belgium - 1.0%
Ageas	73,760	3,816,811
Anheuser-Busch InBev SA/NV	306,514	28,694,216
Colruyt SA	22,851	1,358,047
Groupe Bruxelles Lambert SA	31,599	3,315,747
KBC Group NV	101,718	7,225,850
Proximus SADP	59,502	1,370,637
Solvay SA	29,109	3,873,834
Telenet Group Holding NV*	20,659	1,129,457
UCB SA	52,791	4,826,200
Umicore SA	86,008	4,796,026

		60,406,825

Chile - 0.0%
Antofagasta PLC	160,242	1,673,593

China - 0.0%
Minth Group Ltd.	296,494	1,214,497
Yangzijiang Shipbuilding Holdings Ltd.	1,067,600	832,270

		2,046,767

Denmark - 1.7%
A.P. Moller - Maersk A/S, Class A	1,502	2,162,186
A.P. Moller - Maersk A/S, Class B	2,723	4,202,668
Carlsberg A/S, Class B	45,819	5,593,425
Chr Hansen Holding A/S	39,308	3,990,660
Coloplast A/S, Class B	47,473	5,081,271
Danske Bank A/S	296,950	8,736,679
DSV A/S	74,897	7,018,314
Genmab A/S*	23,958	4,144,583
H Lundbeck A/S	27,386	1,606,777
ISS A/S	66,581	2,324,353
Novo Nordisk A/S, Class B	727,864	35,672,386

Novozymes A/S, Class B	88,803	4,867,282
Orsted A/S, 144A	73,844	4,668,286
Pandora A/S (b)	44,287	2,645,966
Tryg A/S	44,014	1,081,469
Vestas Wind Systems A/S	80,933	5,639,425
William Demant Holding A/S*	40,324	1,640,034

		101,075,764

Finland - 1.1%
Elisa OYJ	60,127	2,571,856
Fortum OYJ	176,756	4,472,706
Kone OYJ, Class B	137,882	7,443,781
Metso OYJ	44,850	1,574,808
Neste OYJ	52,140	4,527,019
Nokia OYJ	2,228,942	12,413,627
Nokian Renkaat OYJ	45,757	1,888,151
Orion OYJ, Class B	42,230	1,552,418
Sampo OYJ, Class A	183,299	9,376,545
Stora Enso OYJ, Class R	219,463	4,084,792
UPM-Kymmene OYJ	211,282	8,142,172
Wartsila OYJ Abp	180,654	3,814,345

		61,862,220

France - 10.5%
Accor SA	73,989	3,701,554
Aeroports de Paris	12,081	2,654,564
Air Liquide SA	173,831	21,892,565
Airbus SE	232,784	28,711,945
Alstom SA	61,181	2,698,608
Amundi SA, 144A	24,283	1,750,385
Arkema SA	26,565	3,327,139
Atos SE	37,171	4,452,702
AXA SA	787,972	19,888,859
BioMerieux	16,627	1,460,997
BNP Paribas SA	449,537	26,392,708
Bollore SA	338,539	1,620,567
Bouygues SA	92,437	4,080,486
Bureau Veritas SA	103,205	2,652,272
Capgemini SE	63,666	8,184,478
Carrefour SA	229,166	4,088,497
Casino Guichard Perrachon SA (b)	19,092	605,219
Cie de Saint-Gobain	197,147	8,481,914
Cie Generale des Etablissements Michelin	67,455	7,982,539
CNP Assurances	66,435	1,532,267
Credit Agricole SA	473,010	6,474,369
Danone SA	246,192	19,380,787
Dassault Aviation SA	1,096	2,039,312
Dassault Systemes SE	51,339	8,319,026
Edenred	97,242	3,705,650
Eiffage SA	33,726	3,795,746
Electricite de France SA	245,899	4,027,388
Engie SA	738,502	10,826,665
Essilor International SA	85,325	12,310,823
Eurazeo SA	19,894	1,510,218
Eutelsat Communications SA	72,081	1,706,832

Faurecia SA	30,453	1,865,689
Fonciere Des Regions REIT	16,228	1,696,244
Gecina SA REIT	18,858	3,237,453
Getlink	191,948	2,417,425
Hermes International	12,518	8,139,875
ICADE REIT	13,299	1,297,467
Iliad SA	10,368	1,339,460
Imerys SA	13,492	969,408
Ingenico Group SA	22,853	1,605,925
Ipsen SA	15,017	2,669,561
JCDecaux SA	30,922	1,018,638
Kering	30,359	16,491,987
Klepierre SA REIT	85,681	3,073,142
Legrand SA	105,863	7,974,961
L’Oreal SA	100,632	24,144,391
LVMH Moet Hennessy Louis Vuitton SE	112,235	39,324,134
Natixis SA	366,230	2,444,339
Orange SA	807,072	13,068,513
Pernod Ricard SA	85,298	13,465,343
Peugeot SA	241,152	6,634,052
Publicis Groupe SA	82,038	5,265,988
Remy Cointreau SA	9,303	1,303,377
Renault SA	76,048	6,549,850
Rexel SA	128,267	2,017,409
Safran SA	134,839	17,576,604
Sanofi	451,026	38,578,897
Schneider Electric SE	219,418	17,889,427
SCOR SE	66,213	2,683,075
SEB SA	8,923	1,663,398
Societe BIC SA	12,089	1,119,079
Societe Generale SA	303,683	12,422,130
Sodexo SA (b)	35,767	3,724,873
Suez	151,937	2,196,580
Teleperformance	23,663	4,545,770
Thales SA	41,874	5,898,260
TOTAL SA	961,209	60,104,153
Ubisoft Entertainment SA*	32,544	3,500,281
Unibail-Rodamco-Westfield (a)	39,246	8,245,437
Unibail-Rodamco-Westfield CDI*	274,243	2,862,674
Valeo SA	99,618	4,522,362
Veolia Environnement SA	209,929	4,425,150
Vinci SA	203,556	19,507,125
Vivendi SA	419,017	10,870,483
Wendel SA	10,994	1,628,344

		622,235,814

Germany - 8.8%
1&1 Drillisch AG	21,286	1,077,259
adidas AG	74,513	18,586,951
Allianz SE	176,980	37,725,165
Axel Springer SE	19,019	1,381,980
BASF SE	369,457	34,174,912
Bayer AG	374,234	34,916,517
Bayerische Motoren Werke AG	135,186	13,088,489

Beiersdorf AG	40,128	4,671,842
Brenntag AG	59,151	3,566,184
Commerzbank AG*	392,056	3,706,627
Continental AG	44,789	8,216,854
Covestro AG, 144A	78,705	6,703,779
Daimler AG	368,854	23,847,858
Delivery Hero SE, 144A*	34,846	1,919,642
Deutsche Bank AG (d)	792,306	8,922,651
Deutsche Boerse AG	76,309	10,540,529
Deutsche Lufthansa AG	92,337	2,410,488
Deutsche Post AG	390,169	14,225,265
Deutsche Telekom AG*	1,344,270	21,704,676
Deutsche Wohnen SE	143,878	7,271,475
E.ON SE	893,346	9,519,235
Evonik Industries AG	64,612	2,408,203
Fraport AG Frankfurt Airport Services Worldwide	17,356	1,560,108
Fresenius Medical Care AG & Co. KGaA	90,359	9,152,217
Fresenius SE & Co. KGaA	164,894	12,590,367
GEA Group AG	69,462	2,638,961
Hannover Rueck SE	24,052	3,302,749
HeidelbergCement AG	59,488	4,735,507
Henkel AG & Co. KGaA	42,569	4,750,971
HOCHTIEF AG	7,804	1,266,380
HUGO BOSS AG	23,498	1,877,091
Infineon Technologies AG	445,434	11,333,488
Innogy SE*(b)	53,867	2,335,356
K+S AG (b)	81,866	1,862,038
KION Group AG	30,142	2,057,959
LANXESS AG	33,282	2,614,625
Linde AG	59,325	11,964,712
Linde AG	15,760	3,589,177
MAN SE	14,642	1,591,651
Merck KGaA	51,413	5,399,645
METRO AG	71,281	1,113,261
MTU Aero Engines AG	19,860	4,354,626
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	61,693	13,305,196
OSRAM Licht AG	38,824	1,743,117
ProSiebenSat.1 Media SE	100,545	2,648,102
Puma SE	3,574	1,958,106
RWE AG	214,620	5,443,288
SAP SE	395,119	47,523,802
Siemens AG	307,625	39,985,430
Siemens Healthineers AG, 144A*	61,797	2,808,629
Symrise AG	49,428	4,616,286
Telefonica Deutschland Holding AG	297,622	1,237,803
thyssenkrupp AG	172,222	3,980,151
TUI AG	182,726	3,368,636
Uniper SE	92,649	2,830,520
United Internet AG	48,003	2,525,213
Volkswagen AG	12,780	2,057,534
Vonovia SE	197,401	10,125,420
Wirecard AG	47,102	10,459,092
Zalando SE, 144A*	44,151	2,322,577

		519,616,372

Hong Kong - 3.3%
AIA Group Ltd.	4,866,911	41,979,917
ASM Pacific Technology Ltd.	116,594	1,230,003
Bank of East Asia Ltd.	505,774	1,871,984
BOC Hong Kong Holdings Ltd.	1,508,469	7,360,963
CK Asset Holdings Ltd.	1,028,970	7,335,037
CK Hutchison Holdings Ltd.	1,114,473	12,843,330
CK Infrastructure Holdings Ltd.	256,667	1,877,074
CLP Holdings Ltd.	645,166	7,582,935
Dairy Farm International Holdings Ltd.	129,500	1,200,465
Galaxy Entertainment Group Ltd.	968,156	7,166,729
Hang Lung Group Ltd.	359,703	1,008,245
Hang Lung Properties Ltd.	809,155	1,597,949
Hang Seng Bank Ltd.	309,023	8,378,416
Henderson Land Development Co. Ltd.	534,965	2,828,609
HK Electric Investments & HK Electric Investments Ltd. (a)	983,704	993,887
HKT Trust & HKT Ltd. (a)	1,455,851	1,880,851
Hong Kong & China Gas Co. Ltd.	3,640,073	7,494,643
Hong Kong Exchanges & Clearing Ltd.	470,335	13,387,207
Hongkong Land Holdings Ltd.	475,100	3,287,692
Hysan Development Co. Ltd.	248,642	1,275,087
Jardine Matheson Holdings Ltd.	86,657	5,469,790
Jardine Strategic Holdings Ltd.	90,887	3,299,198
Kerry Properties Ltd.	269,545	1,021,687
Li & Fung Ltd. (b)	2,318,903	658,851
Link REIT	852,178	8,490,565
Melco Resorts & Entertainment Ltd., ADR	97,898	2,337,804
MTR Corp. Ltd.	589,410	3,037,635
New World Development Co. Ltd.	2,395,565	3,198,665
NWS Holdings Ltd.	624,660	1,112,629
PCCW Ltd.	1,570,693	834,501
Power Assets Holdings Ltd.	546,318	3,831,796
Shangri-La Asia Ltd.	575,855	887,765
Sino Land Co. Ltd.	1,269,964	2,152,001
SJM Holdings Ltd.	822,280	930,320
Sun Hung Kai Properties Ltd.	655,419	9,728,468
Swire Pacific Ltd., Class A	198,928	2,249,385
Swire Properties Ltd.	495,766	1,948,639
Techtronic Industries Co. Ltd.	571,780	3,496,791
WH Group Ltd., 144A	3,769,901	2,843,486
Wharf Holdings Ltd.	542,043	1,546,968
Wharf Real Estate Investment Co. Ltd.	469,705	3,114,909
Wheelock & Co. Ltd.	322,589	2,024,209
Yue Yuen Industrial Holdings Ltd.	294,908	817,232

		197,614,317

Ireland - 0.7%
AerCap Holdings NV*	52,509	2,991,438
AIB Group PLC	342,452	1,925,500
Bank of Ireland Group PLC	370,240	3,025,490
CRH PLC	342,433	11,371,903

DCC PLC	34,793	3,137,207
James Hardie Industries PLC CDI	172,774	2,629,475
Kerry Group PLC, Class A	62,192	7,092,621
Paddy Power Betfair PLC	35,412	3,226,709
Ryanair Holdings PLC*	72,234	1,190,191
Smurfit Kappa Group PLC	90,895	3,711,722

		40,302,256

Isle of Man - 0.1%
GVC Holdings PLC	214,396	3,063,038

Israel - 0.6%
Azrieli Group Ltd.	17,645	916,757
Bank Hapoalim BM	474,062	3,553,164
Bank Leumi Le-Israel BM	553,394	3,719,483
Bezeq The Israeli Telecommunication Corp. Ltd.	1,019,551	1,218,936
Check Point Software Technologies Ltd.*	51,841	6,023,406
Elbit Systems Ltd.	8,722	1,125,513
Frutarom Industries Ltd.	14,893	1,520,284
Israel Chemicals Ltd.	251,459	1,469,692
Mizrahi Tefahot Bank Ltd.	50,335	908,823
Nice Ltd.*	24,430	2,813,685
Teva Pharmaceutical Industries Ltd., ADR	391,717	8,974,237

		32,243,980

Italy - 1.9%
Assicurazioni Generali SpA	476,064	7,926,940
Atlantia SpA	202,152	4,211,940
Davide Campari-Milano SpA	233,065	2,062,797
Enel SpA	3,291,605	16,276,349
Eni SpA	1,009,937	18,733,147
Ferrari NV	50,367	6,588,851
Intesa Sanpaolo SpA	5,927,701	14,638,465
Leonardo SpA	158,074	1,770,628
Luxottica Group SpA	66,958	4,439,462
Mediobanca SpA	230,482	2,144,541
Moncler SpA	75,733	3,424,868
Pirelli & C SpA, 144A*	151,585	1,220,760
Poste Italiane SpA, 144A	206,311	1,588,205
Prysmian SpA	99,124	2,556,599
Recordati SpA	41,540	1,454,727
Snam SpA	907,624	3,725,271
Telecom Italia SpA*	4,489,429	2,860,903
Telecom Italia SpA-RSP	2,757,688	1,532,956
Terna Rete Elettrica Nazionale SpA	607,996	3,194,147
UniCredit SpA	810,854	11,702,892

		112,054,448

Japan - 23.4%
ABC-Mart, Inc.	15,400	839,924
Acom Co. Ltd. (b)	155,600	635,788
Aeon Co. Ltd. (b)	243,600	5,276,063
AEON Financial Service Co. Ltd.	41,000	839,483
Aeon Mall Co. Ltd. (b)	40,700	680,958
AGC, Inc.	73,700	2,951,714
Air Water, Inc.	52,300	937,644
Aisin Seiki Co. Ltd.	66,854	3,092,697
Ajinomoto Co., Inc.	208,447	3,538,215

Alfresa Holdings Corp.	75,600	1,896,294
Alps Electric Co. Ltd.	75,256	2,262,218
Amada Holdings Co. Ltd.	133,200	1,424,189
ANA Holdings, Inc.	40,800	1,413,367
Aozora Bank Ltd.	40,600	1,434,209
Asahi Group Holdings Ltd.	147,065	6,643,140
Asahi Kasei Corp.	499,400	7,326,271
Asics Corp.	73,200	1,094,937
Astellas Pharma, Inc.	774,132	13,112,379
Bandai Namco Holdings, Inc.	76,000	2,948,069
Bank of Kyoto Ltd.	28,300	1,428,881
Benesse Holdings, Inc.	33,400	1,044,595
Bridgestone Corp.	239,976	8,840,084
Brother Industries Ltd.	92,800	1,905,945
Calbee, Inc.	37,400	1,189,893
Canon, Inc.	403,886	12,951,542
Casio Computer Co. Ltd.	70,100	1,126,168
Central Japan Railway Co.	57,454	11,538,889
Chiba Bank Ltd.	305,700	2,008,469
Chubu Electric Power Co., Inc.	247,700	3,601,470
Chugai Pharmaceutical Co. Ltd.	85,800	4,973,018
Chugoku Electric Power Co., Inc.	120,400	1,504,052
Coca-Cola Bottlers Japan Holdings, Inc.	54,654	1,549,456
Concordia Financial Group Ltd.	449,115	2,154,426
Credit Saison Co. Ltd.	56,300	932,337
CyberAgent, Inc.	39,700	2,258,159
CYBERDYNE, Inc.*(b)	40,600	319,728
Dai Nippon Printing Co. Ltd.	103,800	2,328,984
Daicel Corp.	113,300	1,281,776
Daifuku Co. Ltd.	39,521	2,052,346
Dai-ichi Life Holdings, Inc.	429,038	8,174,543
Daiichi Sankyo Co. Ltd.	230,031	8,980,960
Daikin Industries Ltd.	100,088	12,764,350
Daito Trust Construction Co. Ltd.	29,213	4,377,612
Daiwa House Industry Co. Ltd.	225,236	6,869,992
Daiwa House REIT Investment Corp. REIT	561	1,300,635
Daiwa Securities Group, Inc.	657,887	3,945,783
DeNA Co. Ltd.	40,600	702,306
Denso Corp.	177,053	8,533,155
Dentsu, Inc.	82,900	3,872,298
Disco Corp.	13,400	2,397,552
Don Quijote Holdings Co. Ltd.	42,018	2,042,095
East Japan Railway Co.	124,853	11,298,685
Eisai Co. Ltd.	100,852	9,131,231
Electric Power Development Co. Ltd.	51,132	1,353,426
FamilyMart UNY Holdings Co. Ltd. (b)	25,567	2,229,720
FANUC Corp.	77,317	15,152,351
Fast Retailing Co. Ltd. (b)	23,817	11,105,740
Fuji Electric Co. Ltd.	261,000	2,102,376
FUJIFILM Holdings Corp.	154,454	6,532,079
Fujitsu Ltd.	796,021	5,825,260

Fukuoka Financial Group, Inc.	361,000	2,024,147
Hakuhodo DY Holdings, Inc.	92,559	1,561,949
Hamamatsu Photonics KK	49,200	1,979,336
Hankyu Hanshin Holdings, Inc.	95,440	3,405,810
Hikari Tsushin, Inc.	10,000	1,890,919
Hino Motors Ltd.	108,600	1,143,569
Hirose Electric Co. Ltd.	15,666	1,863,959
Hisamitsu Pharmaceutical Co., Inc.	25,600	1,870,867
Hitachi Chemical Co. Ltd.	40,800	856,319
Hitachi Construction Machinery Co. Ltd.	41,000	1,225,092
Hitachi High-Technologies Corp.	32,100	1,261,061
Hitachi Ltd.	1,935,009	12,634,768
Hitachi Metals Ltd.	81,400	940,668
Honda Motor Co. Ltd.	652,199	19,323,545
Hoshizaki Corp.	25,300	2,399,982
Hoya Corp.	151,774	8,874,770
Hulic Co. Ltd.	121,900	1,154,161
Idemitsu Kosan Co. Ltd.	54,715	2,762,588
IHI Corp.	59,700	2,084,745
Iida Group Holdings Co. Ltd.	51,400	949,265
Inpex Corp.	416,717	4,556,846
Isetan Mitsukoshi Holdings Ltd.	133,600	1,510,229
Isuzu Motors Ltd.	221,300	3,200,694
ITOCHU Corp.	554,854	9,705,326
J. Front Retailing Co. Ltd. (b)	101,100	1,437,656
Japan Airlines Co. Ltd.	42,673	1,538,164
Japan Airport Terminal Co. Ltd.	21,700	971,627
Japan Exchange Group, Inc.	197,178	3,474,705
Japan Post Bank Co. Ltd.	154,458	1,804,396
Japan Post Holdings Co. Ltd.	634,613	7,539,278
Japan Prime Realty Investment Corp. REIT	387	1,400,180
Japan Real Estate Investment Corp. REIT	464	2,468,041
Japan Retail Fund Investment Corp. REIT (b)	1,097	1,984,493
Japan Tobacco, Inc.	438,741	11,538,126
JFE Holdings, Inc.	199,185	4,358,909
JGC Corp.	78,000	1,571,092
JSR Corp.	80,600	1,564,703
JTEKT Corp.	87,700	1,228,952
JXTG Holdings, Inc.	1,302,328	9,170,565
Kajima Corp.	406,000	2,923,229
Kakaku.com, Inc.	60,800	1,123,960
Kamigumi Co. Ltd.	41,000	832,472
Kaneka Corp.	131,000	1,196,697
Kansai Electric Power Co., Inc.	289,767	4,153,127
Kansai Paint Co. Ltd.	76,300	1,508,695
Kao Corp.	197,704	15,346,926
Kawasaki Heavy Industries Ltd.	50,900	1,392,638
KDDI Corp.	722,433	19,122,270
Keihan Holdings Co. Ltd.	40,800	1,498,191
Keikyu Corp.	92,050	1,592,297

Keio Corp.	41,060	2,036,186
Keisei Electric Railway Co. Ltd.	47,128	1,582,103
Keyence Corp.	40,035	22,660,437
Kikkoman Corp.	57,882	2,901,654
Kintetsu Group Holdings Co. Ltd.	67,240	2,638,524
Kirin Holdings Co. Ltd.	324,823	8,032,141
Kobayashi Pharmaceutical Co. Ltd.	19,300	1,386,140
Kobe Steel Ltd.	146,128	1,223,104
Koito Manufacturing Co. Ltd.	40,600	2,510,323
Komatsu Ltd.	371,573	10,570,986
Konami Holdings Corp.	34,666	1,452,347
Konica Minolta, Inc.	183,400	1,866,847
Kose Corp.	12,800	2,361,624
Kubota Corp.	407,081	6,362,129
Kuraray Co. Ltd.	133,200	1,932,485
Kurita Water Industries Ltd.	40,600	1,205,832
Kyocera Corp.	128,500	8,107,146
Kyowa Hakko Kirin Co. Ltd.	127,200	2,255,279
Kyushu Electric Power Co., Inc.	167,600	1,879,485
Kyushu Railway Co.	57,376	1,724,740
Lawson, Inc.	23,400	1,373,126
LINE Corp.*	31,647	1,458,308
Lion Corp.	88,300	1,860,411
LIXIL Group Corp.	109,800	2,153,309
M3, Inc.	81,771	3,602,457
Mabuchi Motor Co. Ltd.	22,600	936,666
Makita Corp.	85,000	3,855,639
Marubeni Corp.	659,800	5,413,317
Marui Group Co. Ltd.	78,996	1,745,434
Maruichi Steel Tube Ltd.	26,300	805,972
Mazda Motor Corp.	226,400	2,625,474
McDonald’s Holdings Co. Japan Ltd.	22,822	1,002,352
Mebuki Financial Group, Inc.	389,750	1,382,067
Medipal Holdings Corp.	59,800	1,206,118
MEIJI Holdings Co. Ltd.	47,890	3,180,886
MINEBEA MITSUMI, Inc.	147,420	2,767,691
MISUMI Group, Inc.	114,300	2,946,226
Mitsubishi Chemical Holdings Corp.	563,100	5,047,679
Mitsubishi Corp.	535,525	15,283,501
Mitsubishi Electric Corp.	733,879	9,907,466
Mitsubishi Estate Co. Ltd.	488,551	8,110,272
Mitsubishi Gas Chemical Co., Inc.	67,300	1,400,392
Mitsubishi Heavy Industries Ltd.	119,099	4,422,666
Mitsubishi Materials Corp.	41,000	1,108,856
Mitsubishi Motors Corp.	270,200	1,926,005
Mitsubishi Tanabe Pharma Corp.	91,474	1,525,527
Mitsubishi UFJ Financial Group, Inc.	4,729,652	28,554,141
Mitsubishi UFJ Lease & Finance Co. Ltd.	171,300	963,572
Mitsui & Co. Ltd.	690,060	11,505,140
Mitsui Chemicals, Inc.	68,600	1,774,425
Mitsui Fudosan Co. Ltd.	350,126	8,018,141
Mitsui OSK Lines Ltd.	40,600	1,091,826

Mizuho Financial Group, Inc.	9,711,680	17,052,909
MS&AD Insurance Group Holdings, Inc.	184,421	5,668,236
Murata Manufacturing Co. Ltd.	71,659	12,373,125
Nabtesco Corp.	41,025	1,069,656
Nagoya Railroad Co. Ltd.	72,340	1,650,454
NEC Corp.	99,359	2,745,317
Nexon Co. Ltd.*	167,845	2,105,804
NGK Insulators Ltd.	105,000	1,710,467
NGK Spark Plug Co. Ltd.	65,400	1,859,995
NH Foods Ltd.	39,496	1,441,421
Nidec Corp.	87,673	12,707,890
Nikon Corp.	133,100	2,547,959
Nintendo Co. Ltd.	45,271	16,362,914
Nippon Building Fund, Inc. REIT	523	3,045,459
Nippon Electric Glass Co. Ltd.	39,400	1,265,935
Nippon Express Co. Ltd.	33,500	2,098,461
Nippon Paint Holdings Co. Ltd.	59,542	2,352,528
Nippon Prologis REIT, Inc. REIT	673	1,311,354
Nippon Steel & Sumitomo Metal Corp.	294,409	5,923,421
Nippon Telegraph & Telephone Corp.	271,651	12,102,173
Nippon Yusen KK	66,500	1,254,469
Nissan Chemical Corp.	50,749	2,420,751
Nissan Motor Co. Ltd.	938,242	8,782,033
Nisshin Seifun Group, Inc.	71,300	1,426,513
Nissin Foods Holdings Co. Ltd.	27,400	1,748,411
Nitori Holdings Co. Ltd.	34,101	5,177,607
Nitto Denko Corp.	65,724	5,103,651
NOK Corp.	40,600	775,387
Nomura Holdings, Inc.	1,364,154	6,243,113
Nomura Real Estate Holdings, Inc.	43,836	950,418
Nomura Real Estate Master Fund, Inc. REIT	1,411	1,965,825
Nomura Research Institute Ltd.	44,381	2,208,864
NSK Ltd.	145,500	1,651,296
NTT Data Corp.	237,134	3,047,677
NTT DOCOMO, Inc.	543,989	14,124,816
Obayashi Corp.	243,200	2,278,564
Obic Co. Ltd.	30,200	2,837,620
Odakyu Electric Railway Co. Ltd.	120,250	2,600,673
Oji Holdings Corp.	345,068	2,363,394
Olympus Corp.	114,579	4,666,276
Omron Corp.	73,292	3,281,682
Ono Pharmaceutical Co. Ltd.	149,106	3,918,545
Oracle Corp.	17,900	1,503,078
Oriental Land Co. Ltd.	78,700	8,432,396
ORIX Corp.	516,446	8,306,084
Osaka Gas Co. Ltd.	166,700	3,113,904
Otsuka Corp.	40,900	1,481,617
Otsuka Holdings Co. Ltd.	151,267	7,094,342
Panasonic Corp.	887,185	10,591,764
Park24 Co. Ltd.	40,600	1,191,216
Persol Holdings Co. Ltd.	67,400	1,507,416
Pola Orbis Holdings, Inc.	40,900	1,442,966

Rakuten, Inc.	346,786	2,652,627
Recruit Holdings Co. Ltd.	441,453	13,456,946
Renesas Electronics Corp.*	343,600	2,597,642
Resona Holdings, Inc.	826,225	4,683,999
Ricoh Co. Ltd.	270,100	2,832,027
Rinnai Corp.	15,600	1,161,120
Rohm Co. Ltd.	40,600	3,664,999
Ryohin Keikaku Co. Ltd.	9,800	2,910,629
Sankyo Co. Ltd.	20,900	800,373
Santen Pharmaceutical Co. Ltd.	151,351	2,332,040
SBI Holdings, Inc.	86,525	2,386,816
Secom Co. Ltd.	86,000	7,078,301
Sega Sammy Holdings, Inc.	63,500	1,024,138
Seibu Holdings, Inc.	86,500	1,559,351
Seiko Epson Corp.	104,159	1,782,074
Sekisui Chemical Co. Ltd.	151,100	2,627,353
Sekisui House Ltd.	257,651	4,205,293
Seven & i Holdings Co. Ltd.	301,276	12,269,588
Seven Bank Ltd.	231,600	721,210
SG Holdings Co. Ltd.	37,700	892,029
Sharp Corp. (b)	74,573	1,767,174
Shimadzu Corp.	98,300	2,915,116
Shimamura Co. Ltd. (b)	10,300	952,039
Shimano, Inc.	29,794	4,596,068
Shimizu Corp.	226,200	1,978,817
Shin-Etsu Chemical Co. Ltd.	143,704	13,483,163
Shinsei Bank Ltd.	59,700	916,643
Shionogi & Co. Ltd.	110,295	6,408,645
Shiseido Co. Ltd.	151,557	10,672,144
Shizuoka Bank Ltd.	226,300	2,000,059
Showa Denko KK	54,000	2,570,966
Showa Shell Sekiyu KK	70,700	1,425,963
SMC Corp.	23,882	7,946,337
SoftBank Group Corp.	331,814	30,759,465
Sohgo Security Services Co. Ltd.	33,300	1,465,548
Sompo Holdings, Inc.	133,235	5,688,658
Sony Corp.	509,516	29,109,959
Sony Financial Holdings, Inc.	68,400	1,363,568
Stanley Electric Co. Ltd.	46,400	1,605,688
Start Today Co. Ltd.	85,097	2,933,323
Subaru Corp.	246,734	7,330,294
SUMCO Corp.	94,600	1,689,194
Sumitomo Chemical Co. Ltd.	569,322	3,233,212
Sumitomo Corp.	456,376	7,407,741
Sumitomo Dainippon Pharma Co. Ltd.	63,600	1,353,740
Sumitomo Electric Industries Ltd.	300,100	4,748,230
Sumitomo Heavy Industries Ltd.	41,000	1,333,948
Sumitomo Metal Mining Co. Ltd.	98,100	3,169,643
Sumitomo Mitsui Financial Group, Inc.	538,015	21,213,606
Sumitomo Mitsui Trust Holdings, Inc.	129,581	5,202,600
Sumitomo Realty & Development Co. Ltd.	145,903	5,055,589
Sumitomo Rubber Industries Ltd.	68,700	1,018,969

Sundrug Co. Ltd.	34,500	1,238,907
Suntory Beverage & Food Ltd.	47,600	1,951,381
Suzuken Co. Ltd.	33,710	1,532,135
Suzuki Motor Corp.	137,126	8,922,878
Sysmex Corp.	66,407	5,761,529
T&D Holdings, Inc.	225,400	3,427,354
Taiheiyo Cement Corp.	40,800	1,233,804
Taisei Corp.	81,815	3,659,622
Taisho Pharmaceutical Holdings Co. Ltd.	14,734	1,596,592
Taiyo Nippon Sanso Corp.	59,500	876,087
Takashimaya Co. Ltd. (b)	50,723	818,982
Takeda Pharmaceutical Co. Ltd. (b)	285,892	11,972,419
TDK Corp.	51,524	5,791,871
Teijin Ltd.	66,604	1,319,372
Terumo Corp.	119,022	6,566,509
THK Co. Ltd.	40,928	1,096,226
Tobu Railway Co. Ltd.	75,779	2,114,255
Toho Co. Ltd.	41,000	1,258,303
Toho Gas Co. Ltd.	30,928	1,036,872
Tohoku Electric Power Co., Inc.	156,913	1,968,650
Tokio Marine Holdings, Inc.	270,250	12,737,821
Tokyo Century Corp.	16,800	928,377
Tokyo Electric Power Co. Holdings, Inc.*	612,800	2,834,841
Tokyo Electron Ltd.	62,264	10,577,203
Tokyo Gas Co. Ltd.	156,880	3,717,623
Tokyo Tatemono Co. Ltd.	71,565	877,253
Tokyu Corp.	183,510	3,025,743
Tokyu Fudosan Holdings Corp.	213,100	1,451,865
Toppan Printing Co. Ltd.	200,178	1,562,005
Toray Industries, Inc.	563,443	4,227,724
Toshiba Corp.*	2,638,161	7,882,904
Tosoh Corp.	107,240	1,685,186
TOTO Ltd.	56,815	2,403,299
Toyo Seikan Group Holdings Ltd.	59,000	1,117,235
Toyo Suisan Kaisha Ltd.	41,000	1,511,070
Toyoda Gosei Co. Ltd.	30,300	755,932
Toyota Industries Corp.	57,800	3,272,091
Toyota Motor Corp.	915,664	57,110,535
Toyota Tsusho Corp.	79,611	2,715,558
Trend Micro, Inc.	46,676	2,940,617
Tsuruha Holdings, Inc.	17,100	1,953,011
Unicharm Corp.	153,800	5,027,465
United Urban Investment Corp. REIT	1,253	1,976,878
USS Co. Ltd.	87,400	1,647,943
West Japan Railway Co.	64,006	4,295,102
Yahoo Japan Corp. (b)	620,500	2,133,300
Yakult Honsha Co. Ltd.	40,979	2,913,636
Yamada Denki Co. Ltd.	236,700	1,173,807
Yamaguchi Financial Group, Inc. (b)	62,081	682,774
Yamaha Corp.	53,281	2,546,324
Yamaha Motor Co. Ltd.	107,574	2,727,351
Yamato Holdings Co. Ltd.	129,971	3,864,856

Yamazaki Baking Co. Ltd.	56,100	1,091,605
Yaskawa Electric Corp. (b)	100,120	3,361,062
Yokogawa Electric Corp.	95,544	1,959,723
Yokohama Rubber Co. Ltd.	46,804	983,596

		1,389,256,077

Jersey Island - 0.1%
Randgold Resources Ltd.	40,152	2,614,195

Luxembourg - 0.3%
ArcelorMittal	271,278	8,168,160
Eurofins Scientific SE	4,718	2,663,736
Millicom International Cellular SA SDR	26,335	1,516,146
RTL Group SA (b)	15,077	1,130,543
SES SA	151,964	3,048,064
Tenaris SA	183,686	3,080,942

		19,607,591

Macau - 0.1%
MGM China Holdings Ltd.	394,517	743,921
Sands China Ltd.	956,740	4,668,660
Wynn Macau Ltd.	622,624	1,733,312

		7,145,893

Mexico - 0.0%
Fresnillo PLC	80,671	938,341

Netherlands - 4.6%
ABN AMRO Group NV, 144A	165,171	4,472,890
Aegon NV	692,601	4,153,146
Akzo Nobel NV	101,836	9,517,980
ASML Holding NV	163,723	33,378,960
EXOR NV	42,086	2,734,703
Heineken Holding NV	44,889	4,277,822
Heineken NV	104,457	10,323,117
ING Groep NV	1,576,167	21,387,322
Koninklijke Ahold Delhaize NV	503,308	12,245,169
Koninklijke DSM NV	75,638	7,935,094
Koninklijke KPN NV	1,357,816	3,468,971
Koninklijke Philips NV	378,794	16,923,519
Koninklijke Vopak NV	28,061	1,446,191
NN Group NV	125,004	5,358,496
NXP Semiconductors NV*	138,357	12,886,571
QIAGEN NV*	90,132	3,489,109
Randstad NV	47,512	2,975,877
Royal Dutch Shell PLC, Class A (b)	1,840,778	59,697,490
Royal Dutch Shell PLC, Class B	1,514,069	49,867,663
Wolters Kluwer NV	117,026	7,416,768

		273,956,858

New Zealand - 0.2%
a2 Milk Co. Ltd.*	305,916	2,554,208
Auckland International Airport Ltd	398,050	1,881,632
Fisher & Paykel Healthcare Corp. Ltd.	262,154	2,842,694
Fletcher Building Ltd.	367,484	1,546,288
Meridian Energy Ltd.	530,230	1,136,590
Ryman Healthcare Ltd.	146,611	1,366,697
Spark New Zealand Ltd.	652,236	1,721,759

		13,049,868

Norway - 0.7%
Aker BP ASA	40,946	1,450,124
DNB ASA	388,962	7,921,956
Equinor ASA	480,072	12,313,575
Gjensidige Forsikring ASA	79,473	1,329,581
Marine Harvest ASA (b)	164,617	3,555,907
Norsk Hydro ASA	516,111	2,850,068
Orkla ASA	335,464	2,760,148
Schibsted ASA, Class B	38,455	1,251,852
Telenor ASA	298,406	5,625,703
Yara International ASA	69,139	3,182,349

		42,241,263

Portugal - 0.2%
EDP - Energias de Portugal SA	1,001,015	3,909,897
Galp Energia SGPS SA	198,903	4,033,425
Jeronimo Martins SGPS SA	99,416	1,489,203

		9,432,525

Singapore - 1.2%
Ascendas Real Estate Investment Trust REIT	1,233,000	2,461,419
CapitaLand Commercial Trust REIT	1,105,880	1,426,110
CapitaLand Ltd.	1,093,600	2,732,905
CapitaLand Mall Trust REIT	973,800	1,518,292
City Developments Ltd.	151,300	1,022,960
ComfortDelGro Corp. Ltd.	872,400	1,455,536
DBS Group Holdings Ltd.	723,795	13,157,033
Genting Singapore Ltd.	2,273,078	1,772,025
Golden Agri-Resources Ltd.	2,919,900	606,296
Jardine Cycle & Carriage Ltd.	41,000	969,029
Keppel Corp. Ltd.	566,200	2,693,735
Oversea-Chinese Banking Corp. Ltd.	1,276,531	10,509,490
SATS Ltd.	281,600	1,040,189
Sembcorp Industries Ltd.	410,100	815,688
Singapore Airlines Ltd.	224,300	1,601,501
Singapore Exchange Ltd.	317,600	1,714,630
Singapore Press Holdings Ltd.	538,411	1,098,358
Singapore Technologies Engineering Ltd.	628,300	1,528,922
Singapore Telecommunications Ltd.	3,233,989	7,610,495
Suntec Real Estate Investment Trust REIT	964,900	1,314,606
United Overseas Bank Ltd.	527,154	10,392,909
UOL Group Ltd.	208,281	1,048,575
Venture Corp. Ltd.	121,100	1,597,844
Wilmar International Ltd.	803,166	1,872,523

		71,961,070

South Africa - 0.1%
Investec PLC	280,178	1,839,424
Mediclinic International PLC	158,725	1,014,693

		2,854,117

Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	101,163	4,213,217
Aena SME SA, 144A	27,079	4,793,383
Amadeus IT Group SA	177,081	16,427,335
Banco Bilbao Vizcaya Argentaria SA	2,698,945	16,823,177
Banco de Sabadell SA	2,200,042	3,375,998
Banco Santander SA	6,442,762	32,067,606
Bankia SA	469,255	1,763,158

Bankinter SA	267,884	2,383,098
CaixaBank SA	1,417,400	6,352,313
Enagas SA (b)	96,306	2,677,309
Endesa SA	127,270	2,849,692
Ferrovial SA	195,246	4,221,027
Grifols SA	125,988	3,704,282
Iberdrola SA	2,397,731	17,873,534
Industria de Diseno Textil SA	435,692	13,174,283
Mapfre SA	459,850	1,355,248
Naturgy Energy Group SA	139,745	3,751,903
Red Electrica Corp. SA	171,807	3,609,600
Repsol SA	562,668	10,818,906
Siemens Gamesa Renewable Energy SA*	94,866	1,415,541
Telefonica SA	1,880,903	15,254,459

		168,905,069

Sweden - 2.6%
Alfa Laval AB	115,061	3,083,760
Assa Abloy AB, Class B	410,389	8,364,708
Atlas Copco AB, Class A	276,536	7,883,188
Atlas Copco AB, Class B	150,631	3,982,720
Boliden AB	106,271	2,781,942
Electrolux AB, Series B	109,671	2,446,421
Epiroc AB, Class A*	268,302	2,787,127
Epiroc AB, Class B*	150,631	1,440,565
Essity AB, Class B	238,807	6,188,773
Hennes & Mauritz AB, Class B (b)	352,386	4,747,981
Hexagon AB, Class B	106,644	6,334,398
Husqvarna AB, Class B	190,091	1,511,141
ICA Gruppen AB (b)	34,076	1,037,727
Industrivarden AB, Class C	65,057	1,389,686
Investor AB, Class B	183,181	8,266,546
Kinnevik AB, Class B	93,131	3,059,168
L E Lundbergforetagen AB, Class B	29,463	989,709
Lundin Petroleum AB	72,214	2,508,695
Nordea Bank AB	1,226,114	13,246,372
Sandvik AB	451,996	7,910,418
Securitas AB, Class B	120,946	2,151,732
Skandinaviska Enskilda Banken AB, Class A	671,950	7,171,268
Skanska AB, Class B	127,417	2,392,252
SKF AB, Class B	150,762	2,897,320
Svenska Handelsbanken AB, Class A	623,355	7,555,798
Swedbank AB, Class A	359,067	8,355,189
Swedish Match AB	71,418	3,818,008
Tele2 AB, Class B	144,673	1,784,456
Telefonaktiebolaget LM Ericsson, Class B	1,258,943	10,619,275
Telia Co. AB	1,107,526	4,912,030
Volvo AB, Class B	633,998	10,918,868

		152,537,241

Switzerland - 8.6%
ABB Ltd.	742,029	17,493,281
Adecco Group AG	64,668	3,961,812
Baloise Holding AG	17,827	2,740,493
Barry Callebaut AG	805	1,435,172

Chocoladefabriken Lindt & Spruengli AG	44	3,876,812
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	408	3,037,111
Cie Financiere Richemont SA	210,688	18,628,797
Clariant AG*	93,232	2,329,718
Coca-Cola HBC AG*	80,001	2,736,052
Credit Suisse Group AG*	1,035,557	15,507,980
Dufry AG*(b)	12,189	1,507,827
EMS-Chemie Holding AG	2,973	1,877,200
Ferguson PLC	94,222	7,550,317
Geberit AG	14,695	6,683,060
Givaudan SA	3,676	8,943,005
Glencore PLC*	4,641,104	18,866,105
Julius Baer Group Ltd.*	90,330	4,801,446
Kuehne + Nagel International AG	21,089	3,405,136
LafargeHolcim Ltd.*	196,182	9,553,563
Lonza Group AG*	30,599	9,846,611
Nestle SA	1,251,569	105,084,019
Novartis AG	871,920	72,308,413
Pargesa Holding SA	13,618	1,106,441
Partners Group Holding AG	6,895	5,413,562
Roche Holding AG	282,075	70,078,576
Schindler Holding AG	7,835	1,810,720
Schindler Holding AG Participation Certificates	15,923	3,798,192
SGS SA	2,150	5,663,090
Sika AG	51,220	7,593,824
Sonova Holding AG	21,969	4,168,274
STMicroelectronics NV	267,494	5,497,303
Straumann Holding AG	4,084	3,254,981
Swatch Group AG - Bearer	12,025	5,131,328
Swatch Group AG - Registered	22,354	1,811,614
Swiss Life Holding AG*	14,461	5,239,828
Swiss Prime Site AG*	30,431	2,805,272
Swiss Re AG	125,371	11,274,012
Swisscom AG	10,383	4,637,401
Temenos AG*	24,858	4,488,161
UBS Group AG*	1,551,054	24,219,966
Vifor Pharma AG	19,367	3,569,682
Zurich Insurance Group AG	60,841	18,530,063

		512,266,220

United Arab Emirates - 0.0%
NMC Health PLC	39,392	2,003,970

United Kingdom - 14.5%
3i Group PLC	384,527	4,468,717
Admiral Group PLC	72,891	1,965,583
Anglo American PLC	417,946	8,353,068
Ashtead Group PLC	197,108	6,035,848
Associated British Foods PLC	147,887	4,388,640
AstraZeneca PLC	509,713	38,294,226
Auto Trader Group PLC, 144A	379,029	2,206,834
Aviva PLC	1,635,795	10,285,485
Babcock International Group PLC	98,238	908,587
BAE Systems PLC	1,291,594	10,147,353

Barclays PLC	6,910,846	15,741,899
Barratt Developments PLC	394,029	2,768,736
Berkeley Group Holdings PLC	51,203	2,418,292
BP PLC	8,027,434	56,958,211
British American Tobacco PLC	922,033	44,485,516
British Land Co. PLC REIT	393,866	3,245,537
BT Group PLC	3,422,409	9,643,745
Bunzl PLC	133,882	4,162,225
Burberry Group PLC	169,456	4,912,278
Centrica PLC	2,203,628	4,093,913
CNH Industrial NV	434,967	5,200,358
Coca-Cola European Partners PLC	87,463	3,729,422
Compass Group PLC	640,115	13,763,460
ConvaTec Group PLC, 144A	544,821	1,506,603
Croda International PLC	51,280	3,390,567
Diageo PLC	990,173	34,589,431
Direct Line Insurance Group PLC	535,778	2,298,454
easyJet PLC	58,430	1,155,207
Experian PLC	377,657	9,400,542
Fiat Chrysler Automobiles NV*	427,068	7,217,688
G4S PLC	605,180	1,956,749
GlaxoSmithKline PLC	1,993,073	40,319,329
Hammerson PLC REIT	307,837	1,880,131
Hargreaves Lansdown PLC	110,570	3,153,655
HSBC Holdings PLC	8,077,023	70,043,310
Imperial Brands PLC	377,375	13,424,910
Informa PLC	530,299	5,241,527
InterContinental Hotels Group PLC	71,882	4,431,235
International Consolidated Airlines Group SA	252,987	2,272,892
Intertek Group PLC	63,425	4,221,536
ITV PLC	1,543,440	3,214,583
J Sainsbury PLC	691,214	2,905,224
John Wood Group PLC	286,933	2,673,141
Johnson Matthey PLC	76,239	3,455,435
Kingfisher PLC	875,080	3,102,839
Land Securities Group PLC REIT	294,169	3,495,292
Legal & General Group PLC	2,477,867	8,169,181
Lloyds Banking Group PLC	28,927,812	22,239,470
London Stock Exchange Group PLC	127,529	7,645,060
Marks & Spencer Group PLC	634,081	2,479,306
Meggitt PLC	323,002	2,253,736
Melrose Industries PLC	1,967,274	5,684,982
Merlin Entertainments PLC, 144A	301,020	1,451,362
Micro Focus International PLC	172,352	2,915,956
Mondi PLC	146,007	4,060,272
National Grid PLC	1,372,170	14,409,439
Next PLC	56,676	4,041,253
Pearson PLC	323,482	3,847,362
Persimmon PLC	133,597	4,213,985
Prudential PLC	1,041,811	23,433,792
Reckitt Benckiser Group PLC	268,858	22,862,027
RELX NV	386,173	8,552,635

RELX PLC	433,900	9,619,221
Rio Tinto Ltd.	164,959	8,626,191
Rio Tinto PLC	482,092	22,868,963
Rolls-Royce Holdings PLC*	675,613	8,802,747
Royal Bank of Scotland Group PLC	1,887,267	5,903,979
Royal Mail PLC	346,515	2,012,585
RSA Insurance Group PLC	428,583	3,509,387
Sage Group PLC	423,293	3,267,413
Schroders PLC	49,567	1,976,023
Segro PLC REIT	394,257	3,364,275
Severn Trent PLC	92,514	2,399,986
Sky PLC	408,882	8,166,084
Smith & Nephew PLC	348,466	6,132,738
Smiths Group PLC	155,187	3,242,200
SSE PLC	406,377	6,601,374
St James’s Place PLC	207,390	3,042,261
Standard Chartered PLC	1,111,755	9,038,576
Standard Life Aberdeen PLC	1,066,376	4,381,136
Taylor Wimpey PLC	1,303,079	2,827,161
Tesco PLC	3,923,453	12,538,325
Travis Perkins PLC	109,230	1,629,231
Unilever NV	616,092	35,431,136
Unilever PLC	494,772	28,172,254
United Utilities Group PLC	266,479	2,562,046
Vodafone Group PLC	10,673,612	22,763,103
Weir Group PLC	95,420	2,318,884
Whitbread PLC	72,385	4,313,033
Wm Morrison Supermarkets PLC	867,491	2,960,653
WPP PLC	502,424	8,327,703

		858,586,699

United States - 0.4%
Carnival PLC	71,257	4,278,154
Shire PLC	366,620	21,381,493

		25,659,647

TOTAL COMMON STOCKS (Cost $5,625,613,592)		5,724,019,744

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	21,677	1,817,928
FUCHS PETROLUB SE	27,588	1,615,553
Henkel AG & Co. KGaA	71,637	9,142,654
Porsche Automobil Holding SE	60,324	3,817,558
Sartorius AG	14,829	2,692,082
Schaeffler AG	65,695	892,191
Volkswagen AG	75,075	12,273,291

		32,251,257

TOTAL PREFERRED STOCKS (Cost $39,274,927)		32,251,257

RIGHTS - 0.0%
Sweden - 0.0%
Kinnevik AB, expires 12/31/19*(c) (Cost $0)	94,036	0

SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (e)(f) (Cost $48,359,103)	48,359,103	48,359,103

TOTAL INVESTMENTS - 97.9% (Cost $5,713,247,622)		$5,804,630,104
Other assets and liabilities, net - 2.1%		125,673,037

NET ASSETS - 100.0%		$5,930,303,141

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
COMMON STOCK - 0.2%
Germany - 0.2%
Deutsche Bank AG (d)	8,570,145	227,282	(328,438)	(25,570)	479,232	—	—	792,306	8,922,651
SECURITIES LENDING COLLATERAL - 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (e)(f)	206,357,389	—	(157,998,286)	—	—	277,501	—	48,359,103	48,359,103

	214,927,534	227,282	(158,326,724)	(25,570)	479,232	277,501	—	49,151,409	57,281,754

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $86,569,491, which is 1.5% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $46,548,532.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2018 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$1,123,206,223	19.6%
Industrials	833,460,349	14.5
Consumer Discretionary	706,526,057	12.2
Consumer Staples	650,289,911	11.3
Health Care	642,771,302	11.1
Materials	458,299,397	7.9
Information Technology	404,335,912	7.0
Energy	338,802,658	5.9
Telecommunication Services	210,394,713	3.7
Real Estate	199,755,054	3.5
Utilities	188,429,425	3.3

Total	$5,756,271,001	100.0%

At August 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(g)
AMSTERDAM Index Futures	EUR	62	$7,905,016	$8,034,358	9/21/2018	$(50,568)
CAC40 10 EURO Futures	EUR	265	16,266,919	16,627,288	9/21/2018	(10,733)
DAX Index Futures	EUR	41	15,298,654	14,693,083	9/21/2018	(433,523)
FTSE/MIB Index Futures	EUR	25	3,214,502	2,937,430	9/21/2018	(241,825)
FTSE 100 Index Futures	GBP	239	24,323,465	23,003,293	9/21/2018	(692,682)
HANG SENG Index Futures	HKD	30	5,404,038	5,306,259	9/27/2018	(98,224)
IBEX 35 Index Futures	EUR	38	4,097,866	4,140,121	9/21/2018	(52,093)
MSCI EAFE Futures	USD	162	15,962,055	15,866,280	9/21/2018	(95,775)
MSCI SING IX ETS	SGD	76	2,032,312	2,011,089	9/27/2018	(8,820)
OMXS30 Index Futures	SEK	199	3,496,696	3,606,748	9/21/2018	109,716
SPI 200 Futures	AUD	97	11,004,828	10,990,000	9/20/2018	324,964
SWISS MKT IX Futures	CHF	149	13,076,846	13,764,725	9/21/2018	423,696
TOPIX Index Futures	JPY	248	39,759,015	38,692,107	9/13/2018	(772,062)

Total net unrealized depreciation						$(1,597,929)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2018.

As of August 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
JP Morgan & Chase Co.	9/6/2018	AUD	224,864,100	USD	167,188,550	$5,534,207	$—
RBC Capital Markets	9/6/2018	AUD	23,000,000	USD	17,100,155	565,502	—
The Bank of Nova Scotia	9/6/2018	AUD	312,441,342	USD	232,289,202	7,675,759	—
JP Morgan & Chase Co.	9/6/2018	CHF	100,921,600	USD	102,223,985	—	(1,953,046)
RBC Capital Markets	9/6/2018	CHF	117,430,800	USD	118,947,379	—	(2,271,389)
The Bank of New York Mellon	9/6/2018	CHF	76,507,600	USD	77,494,885	—	(1,480,623)
The Bank of Nova Scotia	9/6/2018	CHF	167,778,800	USD	169,938,721	—	(3,252,124)
The Bank of Nova Scotia	9/6/2018	CHF	29,500,000	USD	29,880,075	—	(571,508)
JP Morgan & Chase Co.	9/6/2018	DKK	211,022,600	USD	33,230,183	356,298	—
RBC Capital Markets	9/6/2018	DKK	162,848,700	USD	25,640,417	271,242	—
The Bank of New York Mellon	9/6/2018	DKK	58,081,300	USD	9,145,941	97,821	—
The Bank of Nova Scotia	9/6/2018	DKK	44,216,000	USD	6,962,437	74,304	—
The Bank of Nova Scotia	9/6/2018	DKK	188,116,100	USD	29,617,353	311,929	—
Goldman Sachs & Co.	9/6/2018	EUR	338,316,200	USD	396,828,663	3,951,814	—
JP Morgan & Chase Co.	9/6/2018	EUR	510,494,400	USD	598,796,709	5,974,281	—
RBC Capital Markets	9/6/2018	EUR	552,809,800	USD	648,385,086	6,423,004	—
The Bank of New York Mellon	9/6/2018	EUR	41,075,000	USD	48,178,921	479,708	—
The Bank of Nova Scotia	9/6/2018	EUR	162,554,600	USD	190,655,414	1,885,443	—
The Bank of Nova Scotia	9/6/2018	EUR	57,000,000	USD	66,857,580	665,123	—
Goldman Sachs & Co.	9/6/2018	GBP	71,522,100	USD	93,948,355	1,201,248	—
JP Morgan & Chase Co.	9/6/2018	GBP	274,599,200	USD	360,710,763	4,621,088	—
RBC Capital Markets	9/6/2018	GBP	160,563,700	USD	210,908,448	2,695,621	—
The Bank of New York Mellon	9/6/2018	GBP	121,299,300	USD	159,333,666	2,037,402	—
The Bank of Nova Scotia	9/6/2018	GBP	172,000,700	USD	225,921,199	2,877,311	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
JP Morgan & Chase Co.	9/6/2018	HKD	530,458,100	USD	67,650,085	$58,323	$—
RBC Capital Markets	9/6/2018	HKD	323,985,200	USD	41,318,055	35,378	—
The Bank of New York Mellon	9/6/2018	HKD	81,857,900	USD	10,439,527	9,072	—
The Bank of Nova Scotia	9/6/2018	HKD	620,206,200	USD	79,081,203	53,605	—
Goldman Sachs & Co.	9/6/2018	ILS	9,960,600	USD	2,718,174	—	(45,974)
JP Morgan & Chase Co.	9/6/2018	ILS	2,206,300	USD	602,110	—	(10,156)
RBC Capital Markets	9/6/2018	ILS	2,176,200	USD	593,832	—	(10,082)
The Bank of Nova Scotia	9/6/2018	ILS	37,592,300	USD	10,256,548	—	(175,622)
Goldman Sachs & Co.	9/6/2018	JPY	34,722,899,100	USD	310,875,240	—	(1,765,785)
JP Morgan & Chase Co.	9/6/2018	JPY	36,739,468,000	USD	328,941,398	—	(1,856,584)
RBC Capital Markets	9/6/2018	JPY	40,880,813,600	USD	365,995,780	—	(2,090,406)
The Bank of New York Mellon	9/6/2018	JPY	25,920,516,100	USD	232,076,570	—	(1,308,802)
The Bank of Nova Scotia	9/6/2018	JPY	2,500,000,000	USD	22,382,445	—	(127,270)
The Bank of Nova Scotia	9/6/2018	JPY	17,866,169,700	USD	159,946,372	—	(918,583)
Goldman Sachs & Co.	9/6/2018	NOK	38,501,900	USD	4,732,299	140,076	—
JP Morgan & Chase Co.	9/6/2018	NOK	46,803,100	USD	5,752,723	170,393	—
RBC Capital Markets	9/6/2018	NOK	102,665,200	USD	12,618,013	372,863	—
The Bank of New York Mellon	9/6/2018	NOK	84,162,700	USD	10,344,380	306,072	—
The Bank of Nova Scotia	9/6/2018	NOK	79,988,300	USD	9,830,437	290,021	—
JP Morgan & Chase Co.	9/6/2018	NZD	1,649,100	USD	1,122,638	31,595	—
RBC Capital Markets	9/6/2018	NZD	532,500	USD	362,496	10,194	—
The Bank of Nova Scotia	9/6/2018	NZD	11,981,300	USD	8,155,791	228,977	—
JP Morgan & Chase Co.	9/6/2018	SEK	280,478,300	USD	32,003,739	1,319,897	—
RBC Capital Markets	9/6/2018	SEK	452,986,200	USD	51,682,729	2,126,821	—
The Bank of New York Mellon	9/6/2018	SEK	188,928,100	USD	21,557,045	888,637	—
The Bank of Nova Scotia	9/6/2018	SEK	60,000,000	USD	6,845,502	281,605	—
The Bank of Nova Scotia	9/6/2018	SEK	390,224,900	USD	44,519,032	1,829,102	—
Goldman Sachs & Co.	9/6/2018	SGD	9,900,000	USD	7,276,736	63,306	—
JP Morgan & Chase Co.	9/6/2018	SGD	48,161,100	USD	35,396,296	304,707	—
RBC Capital Markets	9/6/2018	SGD	31,316,400	USD	23,017,456	199,409	—
The Bank of Nova Scotia	9/6/2018	SGD	11,338,200	USD	8,332,378	71,033	—
JP Morgan & Chase Co.	9/6/2018	USD	158,328,579	AUD	218,928,700	—	(941,183)
JP Morgan & Chase Co.	9/6/2018	USD	2,177,677	AUD	2,967,700	—	(44,204)
JP Morgan & Chase Co.	9/6/2018	USD	2,205,360	AUD	2,967,700	—	(71,887)
RBC Capital Markets	9/6/2018	USD	16,633,600	AUD	23,000,000	—	(98,947)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
The Bank of Nova Scotia	9/6/2018	USD	224,240,557	AUD	310,067,142	$—	$(1,333,921)
The Bank of Nova Scotia	9/6/2018	USD	1,718,660	AUD	2,374,200	—	(11,852)
JP Morgan & Chase Co.	9/6/2018	USD	101,676,109	CHF	98,314,900	—	(189,863)
JP Morgan & Chase Co.	9/6/2018	USD	2,640,426	CHF	2,606,700	50,358	—
RBC Capital Markets	9/6/2018	USD	121,425,706	CHF	117,430,800	—	(206,937)
The Bank of New York Mellon	9/6/2018	USD	76,428,782	CHF	73,900,900	—	(144,059)
The Bank of New York Mellon	9/6/2018	USD	2,671,311	CHF	2,606,700	19,473	—
The Bank of Nova Scotia	9/6/2018	USD	201,833,833	CHF	195,193,500	—	(343,971)
The Bank of Nova Scotia	9/6/2018	USD	2,101,185	CHF	2,085,300	51,381	—
JP Morgan & Chase Co.	9/6/2018	USD	32,388,862	DKK	207,504,100	—	(63,102)
JP Morgan & Chase Co.	9/6/2018	USD	553,633	DKK	3,518,500	—	(5,508)
RBC Capital Markets	9/6/2018	USD	25,414,929	DKK	162,848,700	—	(45,754)
The Bank of New York Mellon	9/6/2018	USD	9,066,635	DKK	58,081,300	—	(18,514)
The Bank of Nova Scotia	9/6/2018	USD	552,064	DKK	3,518,500	—	(3,939)
The Bank of Nova Scotia	9/6/2018	USD	35,270,429	DKK	225,998,800	—	(63,496)
The Bank of Nova Scotia	9/6/2018	USD	429,102	DKK	2,814,800	9,398	—
Goldman Sachs & Co.	9/6/2018	USD	393,686,213	EUR	338,316,200	—	(809,364)
JP Morgan & Chase Co.	9/6/2018	USD	10,321,686	EUR	8,804,300	—	(97,506)
JP Morgan & Chase Co.	9/6/2018	USD	583,797,705	EUR	501,690,100	—	(1,199,456)
RBC Capital Markets	9/6/2018	USD	643,194,202	EUR	552,809,800	—	(1,232,120)
The Bank of New York Mellon	9/6/2018	USD	47,797,951	EUR	41,075,000	—	(98,737)
The Bank of Nova Scotia	9/6/2018	USD	237,012,978	EUR	203,706,900	—	(454,028)
The Bank of Nova Scotia	9/6/2018	USD	10,300,635	EUR	8,804,300	—	(76,455)
The Bank of Nova Scotia	9/6/2018	USD	8,003,415	EUR	7,043,400	175,882	—
Goldman Sachs & Co.	9/6/2018	USD	92,970,863	GBP	71,522,100	—	(223,756)
JP Morgan & Chase Co.	9/6/2018	USD	351,428,694	GBP	270,362,000	—	(833,657)
JP Morgan & Chase Co.	9/6/2018	USD	5,569,651	GBP	4,237,200	—	(75,013)
RBC Capital Markets	9/6/2018	USD	203,185,368	GBP	156,326,500	—	(467,179)
RBC Capital Markets	9/6/2018	USD	5,453,810	GBP	4,237,200	40,828	—
The Bank of New York Mellon	9/6/2018	USD	157,670,895	GBP	121,299,300	—	(374,631)
The Bank of Nova Scotia	9/6/2018	USD	4,313,046	GBP	3,389,800	82,716	—
The Bank of Nova Scotia	9/6/2018	USD	219,152,017	GBP	168,610,900	—	(503,891)
JP Morgan & Chase Co.	9/6/2018	USD	65,485,760	HKD	513,969,700	5,026	—
JP Morgan & Chase Co.	9/6/2018	USD	1,050,508	HKD	8,244,200	—	(20)
JP Morgan & Chase Co.	9/6/2018	USD	1,051,211	HKD	8,244,200	—	(723)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
RBC Capital Markets	9/6/2018	USD	41,277,784	HKD	323,985,200	$4,893	$—
The Bank of New York Mellon	9/6/2018	USD	10,429,884	HKD	81,857,900	572	—
The Bank of Nova Scotia	9/6/2018	USD	840,727	HKD	6,595,400	—	(331)
The Bank of Nova Scotia	9/6/2018	USD	78,177,936	HKD	613,610,800	9,267	—
Goldman Sachs & Co.	9/6/2018	USD	2,767,295	ILS	9,960,600	—	(3,147)
JP Morgan & Chase Co.	9/6/2018	USD	75,085	ILS	275,100	1,258	—
JP Morgan & Chase Co.	9/6/2018	USD	76,270	ILS	276,300	406	—
JP Morgan & Chase Co.	9/6/2018	USD	459,839	ILS	1,654,900	—	(590)
RBC Capital Markets	9/6/2018	USD	604,705	ILS	2,176,200	—	(792)
The Bank of Nova Scotia	9/6/2018	USD	10,444,046	ILS	37,592,300	—	(11,876)
Goldman Sachs & Co.	9/6/2018	USD	313,183,163	JPY	34,722,899,100	—	(542,137)
JP Morgan & Chase Co.	9/6/2018	USD	7,531,527	JPY	840,200,600	33,543	—
JP Morgan & Chase Co.	9/6/2018	USD	323,792,539	JPY	35,899,267,400	—	(559,628)
RBC Capital Markets	9/6/2018	USD	368,677,581	JPY	40,880,813,600	—	(591,396)
The Bank of New York Mellon	9/6/2018	USD	233,791,973	JPY	25,920,516,100	—	(406,601)
The Bank of Nova Scotia	9/6/2018	USD	6,051,884	JPY	672,160,500	173	—
The Bank of Nova Scotia	9/6/2018	USD	7,559,579	JPY	840,200,600	5,491	—
The Bank of Nova Scotia	9/6/2018	USD	170,030,289	JPY	18,853,808,600	—	(272,746)
Goldman Sachs & Co.	9/6/2018	USD	223,575	NOK	1,865,000	—	(1,131)
Goldman Sachs & Co.	9/6/2018	USD	4,381,379	NOK	36,636,900	—	(11,599)
JP Morgan & Chase Co.	9/6/2018	USD	228,978	NOK	1,865,000	—	(6,534)
JP Morgan & Chase Co.	9/6/2018	USD	5,374,078	NOK	44,938,100	—	(14,192)
RBC Capital Markets	9/6/2018	USD	12,276,561	NOK	102,665,200	—	(31,411)
The Bank of New York Mellon	9/6/2018	USD	10,065,202	NOK	84,162,700	—	(26,894)
The Bank of Nova Scotia	9/6/2018	USD	177,506	NOK	1,492,000	448	—
The Bank of Nova Scotia	9/6/2018	USD	9,386,478	NOK	78,496,300	—	(24,017)
JP Morgan & Chase Co.	9/6/2018	USD	51,120	NZD	75,000	—	(1,500)
JP Morgan & Chase Co.	9/6/2018	USD	1,044,420	NZD	1,574,100	—	(2,997)
RBC Capital Markets	9/6/2018	USD	303,355	NZD	457,200	—	(872)
RBC Capital Markets	9/6/2018	USD	50,520	NZD	75,300	—	(702)
The Bank of Nova Scotia	9/6/2018	USD	7,949,593	NZD	11,981,300	—	(22,779)
JP Morgan & Chase Co.	9/6/2018	USD	29,907,471	SEK	273,208,100	—	(18,977)
JP Morgan & Chase Co.	9/6/2018	USD	828,986	SEK	7,270,200	—	(33,639)
RBC Capital Markets	9/6/2018	USD	796,505	SEK	7,270,200	—	(1,158)
RBC Capital Markets	9/6/2018	USD	48,784,375	SEK	445,716,000	—	(23,814)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
The Bank of New York Mellon	9/6/2018	USD	20,682,067	SEK	188,928,100	$—	$(13,659)
The Bank of Nova Scotia	9/6/2018	USD	48,641,288	SEK	444,408,700	—	(23,744)
The Bank of Nova Scotia	9/6/2018	USD	636,859	SEK	5,816,200	—	(577)
Goldman Sachs & Co.	9/6/2018	USD	391,139	SGD	533,500	—	(2,415)
Goldman Sachs & Co.	9/6/2018	USD	6,836,771	SGD	9,366,500	—	(12,065)
JP Morgan & Chase Co.	9/6/2018	USD	392,136	SGD	533,500	—	(3,413)
JP Morgan & Chase Co.	9/6/2018	USD	34,764,215	SGD	47,627,600	—	(61,349)
RBC Capital Markets	9/6/2018	USD	22,857,852	SGD	31,316,400	—	(39,805)
The Bank of Nova Scotia	9/6/2018	USD	7,964,235	SGD	10,911,400	—	(13,869)
The Bank of Nova Scotia	9/6/2018	USD	309,733	SGD	426,800	1,246	—
JP Morgan & Chase Co.	10/3/2018	AUD	218,928,700	USD	158,316,100	929,949	—
JP Morgan & Chase Co.	10/3/2018	AUD	7,500,000	USD	5,423,648	31,955	—
RBC Capital Markets	10/3/2018	AUD	23,000,000	USD	16,632,335	97,813	—
The Bank of Nova Scotia	10/3/2018	AUD	310,067,142	USD	224,221,953	1,317,080	—
JP Morgan & Chase Co.	10/3/2018	CHF	98,314,900	USD	101,909,028	185,296	—
RBC Capital Markets	10/3/2018	CHF	117,430,800	USD	121,703,191	200,762	—
The Bank of New York Mellon	10/3/2018	CHF	73,900,900	USD	76,602,676	139,441	—
The Bank of Nova Scotia	10/3/2018	CHF	195,193,500	USD	202,294,020	332,658	—
JP Morgan & Chase Co.	10/3/2018	DKK	207,504,100	USD	32,457,128	61,536	—
RBC Capital Markets	10/3/2018	DKK	162,848,700	USD	25,466,995	43,015	—
The Bank of New York Mellon	10/3/2018	DKK	58,081,300	USD	9,083,790	16,123	—
The Bank of Nova Scotia	10/3/2018	DKK	13,039,000	USD	2,039,511	3,859	—
The Bank of Nova Scotia	10/3/2018	DKK	225,998,800	USD	35,344,343	61,354	—
Goldman Sachs & Co.	10/3/2018	EUR	338,316,200	USD	394,459,773	783,439	—
JP Morgan & Chase Co.	10/3/2018	EUR	501,690,100	USD	584,955,606	1,171,798	—
RBC Capital Markets	10/3/2018	EUR	552,809,800	USD	644,468,982	1,200,537	—
The Bank of New York Mellon	10/3/2018	EUR	41,075,000	USD	47,892,218	95,939	—
The Bank of Nova Scotia	10/3/2018	EUR	203,706,900	USD	237,481,504	441,168	—
Goldman Sachs & Co.	10/3/2018	GBP	71,522,100	USD	93,069,349	218,820	—
JP Morgan & Chase Co.	10/3/2018	GBP	270,362,000	USD	351,808,823	822,838	—
RBC Capital Markets	10/3/2018	GBP	156,326,500	USD	203,405,007	460,767	—
The Bank of New York Mellon	10/3/2018	GBP	121,299,300	USD	157,840,714	369,049	—
The Bank of Nova Scotia	10/3/2018	GBP	168,610,900	USD	219,388,073	496,132	—
JP Morgan & Chase Co.	10/3/2018	HKD	513,969,700	USD	65,510,149	—	(10,608)
RBC Capital Markets	10/3/2018	HKD	323,985,200	USD	41,294,225	—	(7,345)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation (h)
The Bank of New York Mellon	10/3/2018	HKD	81,857,900	USD	10,433,207	$—	$(2,022)
The Bank of Nova Scotia	10/3/2018	HKD	613,610,800	USD	78,206,832	—	(16,154)
Goldman Sachs & Co.	10/3/2018	ILS	9,960,600	USD	2,772,301	2,943	—
JP Morgan & Chase Co.	10/3/2018	ILS	11,591,000	USD	3,226,271	3,611	—
JP Morgan & Chase Co.	10/3/2018	ILS	1,654,900	USD	460,707	593	—
RBC Capital Markets	10/3/2018	ILS	2,176,200	USD	605,775	723	—
The Bank of Nova Scotia	10/3/2018	ILS	37,592,300	USD	10,463,145	11,312	—
Goldman Sachs & Co.	10/3/2018	JPY	34,722,899,100	USD	313,758,490	519,398	—
JP Morgan & Chase Co.	10/3/2018	JPY	35,899,267,400	USD	324,401,719	550,479	—
RBC Capital Markets	10/3/2018	JPY	40,880,813,600	USD	369,370,453	580,136	—
The Bank of New York Mellon	10/3/2018	JPY	25,920,516,100	USD	234,230,350	398,523	—
The Bank of Nova Scotia	10/3/2018	JPY	18,853,808,600	USD	170,346,756	264,475	—
Goldman Sachs & Co.	10/3/2018	NOK	13,030,000	USD	1,559,956	4,162	—
Goldman Sachs & Co.	10/3/2018	NOK	36,636,900	USD	4,386,182	11,702	—
JP Morgan & Chase Co.	10/3/2018	NOK	44,938,100	USD	5,379,780	14,129	—
RBC Capital Markets	10/3/2018	NOK	102,665,200	USD	12,289,346	31,027	—
The Bank of New York Mellon	10/3/2018	NOK	84,162,700	USD	10,075,265	26,161	—
The Bank of Nova Scotia	10/3/2018	NOK	78,496,300	USD	9,396,276	23,745	—
JP Morgan & Chase Co.	10/3/2018	NZD	1,574,100	USD	1,044,376	2,945	—
RBC Capital Markets	10/3/2018	NZD	457,200	USD	303,343	858	—
RBC Capital Markets	10/3/2018	NZD	5,951,000	USD	3,948,209	11,003	—
The Bank of Nova Scotia	10/3/2018	NZD	11,981,300	USD	7,948,874	21,997	—
JP Morgan & Chase Co.	10/3/2018	SEK	273,208,100	USD	29,969,713	18,165	—
RBC Capital Markets	10/3/2018	SEK	445,716,000	USD	48,883,893	20,465	—
RBC Capital Markets	10/3/2018	SEK	78,889,000	USD	8,653,575	5,048	—
The Bank of New York Mellon	10/3/2018	SEK	188,928,100	USD	20,723,867	11,857	—
The Bank of Nova Scotia	10/3/2018	SEK	444,408,700	USD	48,741,797	21,688	—
Goldman Sachs & Co.	10/3/2018	SGD	9,366,500	USD	6,838,888	11,590	—
JP Morgan & Chase Co.	10/3/2018	SGD	47,627,600	USD	34,775,561	59,516	—
RBC Capital Markets	10/3/2018	SGD	31,316,400	USD	22,865,863	39,150	—
The Bank of Nova Scotia	10/3/2018	SGD	10,911,400	USD	7,966,561	13,176	—
The Bank of New York Mellon	10/3/2018	USD	1,989,207	CHF	1,919,000	—	(3,670)
The Bank of Nova Scotia	10/3/2018	USD	6,199,728	EUR	5,317,000	—	(12,685)
RBC Capital Markets	10/3/2018	USD	7,539,790	GBP	5,794,000	—	(17,976)
The Bank of Nova Scotia	10/3/2018	USD	14,459,181	JPY	1,600,000,000	—	(25,405)

Total unrealized appreciation (depreciation)						$69,144,455	$(30,749,848)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2018.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$5,716,191,317	$—	$7,828,427	$5,724,019,744
Preferred Stocks	32,251,257	—	—	32,251,257
Rights	—	—	0	0
Short-Term Investments	48,359,103	—	—	48,359,103
Derivatives (j)
Forward Foreign Currency Contracts	—	69,144,455	—	69,144,455
Futures Contracts	858,376	—	—	858,376

TOTAL	$5,797,660,053	$69,144,455	$7,828,427	$5,874,632,935

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(30,749,848)	$—	$(30,749,848)
Futures Contracts	(2,456,305)	—	—	(2,456,305)

TOTAL	$(2,456,305)	$(30,749,848)	$—	$(33,206,153)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended August 31, 2018, the amount of transfers between Level 1 and Level 3 was $8,099,708. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond - Interest Rate Hedged ETF

August 31, 2018 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 95.9%
Brazil - 3.7%
Brazilian Government International Bond
8.25%, 1/20/34	$90,000	$103,050
7.125%, 1/20/37	100,000	104,875
5.625%, 1/07/41	125,000	108,251

		316,176

Chile - 2.3%
Chile Government International Bond
3.86%, 6/21/47	200,000	191,350

China - 2.3%
Export-Import Bank of China
3.625%, 7/31/24, 144A	200,000	198,505

Colombia - 5.5%
Colombia Government International Bond
2.625%, 3/15/23	200,000	191,075
8.125%, 5/21/24	25,000	30,219
7.375%, 9/18/37	100,000	128,375
6.125%, 1/18/41	100,000	114,500

		464,169

Ecuador - 5.5%
Ecuador Government International Bond
10.75%, 3/28/22, 144A	200,000	207,250
7.875%, 1/23/28, 144A	300,000	258,375

		465,625

Egypt - 4.6%
Egypt Government International Bond
5.875%, 6/11/25, 144A	200,000	188,679
7.50%, 1/31/27, 144A	200,000	200,300

		388,979

El Salvador - 0.5%
El Salvador Government International Bond
7.65%, 6/15/35, 144A (a)	40,000	39,297

Hungary - 4.3%
Hungary Government International Bond
6.375%, 3/29/21	100,000	107,238
5.75%, 11/22/23	70,000	76,188
5.375%, 3/25/24	106,000	113,797
7.625%, 3/29/41	50,000	70,350

		367,573

Indonesia - 5.4%
Indonesia Government International Bond
8.50%, 10/12/35, 144A	100,000	139,552
6.625%, 2/17/37, 144A	100,000	119,719

Perusahaan Penerbit SBSN Indonesia III
4.55%, 3/29/26, 144A	200,000	200,650

		459,921

Kazakhstan - 2.5%
Kazakhstan Government International Bond
5.125%, 7/21/25, 144A	200,000	215,890

Lebanon - 0.5%
Lebanon Government International Bond
6.85%, 5/25/29	50,000	38,911

Lithuania - 1.3%
Lithuania Government International Bond
6.125%, 3/09/21, 144A	100,000	107,149

Malaysia - 2.3%
Malaysia Sovereign Sukuk BHD
3.043%, 4/22/25, 144A	200,000	192,220

Mexico - 4.1%
Mexico Government International Bond
3.625%, 3/15/22	50,000	50,148
4.00%, 10/02/23	30,000	30,113
Series A, MTN, 6.75%, 9/27/34	10,000	11,937
6.05%, 1/11/40	26,000	29,120
MTN, 4.75%, 3/08/44	120,000	114,960
5.55%, 1/21/45	35,000	37,363
GMTN, 5.75%, 10/12/10	70,000	70,437

		344,078

Panama - 2.6%
Panama Government International Bond
6.70%, 1/26/36	175,000	219,188

Peru - 4.4%
Peruvian Government International Bond
7.35%, 7/21/25	100,000	123,500
8.75%, 11/21/33	75,000	111,487
6.55%, 3/14/37	40,000	51,100
5.625%, 11/18/50	75,000	89,888

		375,975

Philippines - 5.2%
Philippine Government International Bond
10.625%, 3/16/25	75,000	105,094
9.50%, 2/02/30	225,000	333,250

		438,344

Poland - 4.7%
Poland Government International Bond
5.125%, 4/21/21	80,000	83,956
5.00%, 3/23/22	50,000	52,784
3.00%, 3/17/23	140,000	137,817
4.00%, 1/22/24	70,000	71,565

3.25%, 4/06/26	50,000	48,742

		394,864

Qatar - 5.3%
Qatar Government International Bond
2.375%, 6/02/21, 144A	200,000	194,610
9.75%, 6/15/30, 144A	90,000	134,146
6.40%, 1/20/40, 144A	100,000	121,859

		450,615

Romania - 2.7%
Romanian Government International Bond
4.375%, 8/22/23, 144A	10,000	10,149
4.875%, 1/22/24, 144A	86,000	89,206
6.125%, 1/22/44, 144A	70,000	80,180
5.125%, 6/15/48, 144A	50,000	49,754

		229,289

Russia - 4.4%
Russian Foreign Bond - Eurobond
12.75%, 6/24/28, 144A	100,000	161,315
5.875%, 9/16/43, 144A	200,000	213,936

		375,251

South Africa - 4.4%
South Africa Government International Bond
4.665%, 1/17/24	200,000	194,644
5.65%, 9/27/47	200,000	179,295

		373,939

Sri Lanka - 4.7%
Sri Lanka Government International Bond
5.75%, 4/18/23, 144A	200,000	195,466
6.85%, 11/03/25, 144A	200,000	199,601

		395,067

Turkey - 4.5%
Turkey Government International Bond
7.375%, 2/05/25	55,000	50,380
4.875%, 10/09/26	200,000	156,628
11.875%, 1/15/30	40,000	47,900
8.00%, 2/14/34	80,000	72,960
7.25%, 3/05/38	60,000	50,355

		378,223

Ukraine - 4.6%
Ukraine Government International Bond
7.75%, 9/01/24, 144A	120,000	115,435
7.75%, 9/01/25, 144A	100,000	94,306
7.75%, 9/01/26, 144A	100,000	92,371
7.75%, 9/01/27, 144A	100,000	91,187

		393,299

Uruguay - 3.6%
Uruguay Government International Bond
4.50%, 8/14/24	15,000	15,341
4.375%, 10/27/27	75,000	76,884
7.625%, 3/21/36	30,000	40,500
5.10%, 6/18/50	165,000	168,424

		301,149

TOTAL SOVEREIGN BONDS (Cost $8,520,854)		8,115,046

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c) (Cost $18,540)	18,540	18,540

TOTAL INVESTMENTS - 96.1% (Cost $8,539,394)		$8,133,586
Other assets and liabilities, net - 3.9%		324,914

NET ASSETS - 100.0%		$8,458,500

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c)	18,900	—	(360)	—	—	119	—	18,540	18,540

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $17,684, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
SBSN:	Surat Berharga Syariah Negara (Islamic Based Government Securities)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2018, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(d)
2-Year U.S. Treasury Note	USD	2	$422,438	$422,719	12/31/2018	$(281)
5-Year U.S. Treasury Note	USD	15	1,698,281	1,700,977	12/31/2018	(2,696)
10-Year Ultra U.S. Treasury Note	USD	7	893,922	896,328	12/19/2018	(2,406)
10-Year U.S. Treasury Note	USD	19	2,280,000	2,285,047	12/19/2018	(5,047)
Ultra Long U.S. Treasury Bond	USD	3	476,109	477,937	12/19/2018	(1,828)
U.S. Treasury Long Bond	USD	14	2,011,516	2,019,062	12/19/2018	(7,547)

Total unrealized depreciation						$(19,805)

Currency Abbreviations

USD	U.S. Dollar

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of August 31, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (e)	$—	$8,115,046	$—	$8,115,046
Short-Term Investments	18,540	—	—	18,540

TOTAL	$18,540	$8,115,046	$—	$8,133,586

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(19,805)	$—	$—	$(19,805)

TOTAL	$(19,805)	$—	$—	$(19,805)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond - Interest Rate Hedged ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
Xtrackers High Beta High Yield Bond ETF (a)	5,499	$270,416
Xtrackers USD High Yield Corporate Bond ETF (a)(b)	85,566	4,260,331

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,539,157)		4,530,747

SECURITIES LENDING COLLATERAL - 49.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (c)(d) (Cost $2,276,493)	2,276,493	2,276,493

TOTAL INVESTMENTS - 149.0% (Cost $6,815,650)		$6,807,240
Other assets and liabilities, net - (49.0%)		(2,238,153)

NET ASSETS - 100.0%		$4,569,087

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
EXCHANGE-TRADED FUNDS - 99.2%
Xtrackers High Beta High Yield Bond ETF (a)	145,740	121,861	—	—	2,815	3,656	—	5,499	270,416
Xtrackers USD High Yield Corporate Bond ETF (a)(b)	3,216,678	1,077,852	(73,713)	(1,362)	40,876	55,255	—	85,566	4,260,331
SECURITIES LENDING COLLATERAL - 49.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (c)(d)	302,748	1,973,745	—	—	—	765	—	2,276,493	2,276,493

	3,665,166	3,173,458	(73,713)	(1,362)	43,691	59,676	—	2,367,558	6,807,240

(a)	Affiliated fund advised by DBX Advisors LLC.

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $2,233,430, which is 48.9% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018.

At August 31, 2018, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation (e)
2-Year U.S. Treasury Note	USD	3	$633,656	$634,078	12/31/2018	$(422)
5-Year U.S. Treasury Note	USD	18	2,037,938	2,041,172	12/31/2018	(3,234)
10-Year Ultra U.S. Treasury Note	USD	1	127,703	128,047	12/19/2018	(344)
10-Year U.S. Treasury Note	USD	12	1,439,812	1,443,187	12/19/2018	(3,375)

Total unrealized depreciation						$(7,375)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of August 31, 2018.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,530,747	$—	$—	$4,530,747
Short-Term Investments	2,276,493	—	—	2,276,493

TOTAL	$6,807,240	$—	$—	$6,807,240

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(7,375)	$—	$—	$(7,375)

TOTAL	$(7,375)	$—	$—	$(7,375)

(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond - Interest Rate Hedged ETF

August 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.3%
Basic Materials - 1.9%
Chemicals - 1.1%
Dow Chemical Co.
7.375%, 11/01/29	$50,000	$63,182
LyondellBasell Industries NV
4.625%, 2/26/55	25,000	23,630
Sherwin-Williams Co.
2.75%, 6/01/22	20,000	19,488

		106,300

Forest Products & Paper - 0.2%
International Paper Co.
4.80%, 6/15/44	20,000	19,874

Mining - 0.6%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	25,000	28,092
Goldcorp, Inc.
3.70%, 3/15/23	10,000	9,952
Newmont Mining Corp.
3.50%, 3/15/22	15,000	14,944

		52,988

Communications - 12.3%
Internet - 1.4%
Alphabet, Inc.
3.375%, 2/25/24	25,000	25,444
Amazon.com, Inc.
3.30%, 12/05/21	20,000	20,176
4.80%, 12/05/34	20,000	22,036
Amazon.Com, Inc.
4.95%, 12/05/44	35,000	39,875
eBay, Inc.
2.75%, 1/30/23	25,000	24,172

		131,703

Media - 3.3%
21st Century Fox America, Inc.
6.15%, 2/15/41	20,000	24,810
CBS Corp.
4.00%, 1/15/26	20,000	19,603
Comcast Corp.
3.00%, 2/01/24	25,000	24,355
4.20%, 8/15/34	70,000	68,628
3.40%, 7/15/46	10,000	8,317
3.969%, 11/01/47	25,000	22,747
Discovery Communications LLC
5.20%, 9/20/47	25,000	24,343
NBCUniversal Media LLC
5.95%, 4/01/41	25,000	29,084
Viacom, Inc.
4.25%, 9/01/23	25,000	25,180
Walt Disney Co. MTN,
2.95%, 6/15/27 (a)	30,000	28,747
Warner Media LLC 3.60%, 7/15/25	40,000	38,486

		314,300

Telecommunications - 7.6%
AT&T, Inc.
3.00%, 2/15/22	30,000	29,533
4.45%, 4/01/24	15,000	15,388
3.40%, 5/15/25	18,000	17,139
4.125%, 2/17/26	25,000	24,743
5.35%, 9/01/40	28,000	27,694
4.80%, 6/15/44	45,000	41,219
4.50%, 3/09/48	35,000	30,405
4.55%, 3/09/49	50,000	43,696
Cisco Systems, Inc.
2.20%, 9/20/23	20,000	19,153
5.50%, 1/15/40	20,000	24,136
Deutsche Telekom International Finance BV
8.75%, 6/15/30	10,000	13,567
Motorola Solutions, Inc.
3.75%, 5/15/22	40,000	39,974
Orange SA
4.125%, 9/14/21	23,000	23,522
5.50%, 2/06/44	10,000	11,141
Rogers Communications, Inc.
4.30%, 2/15/48	10,000	9,871
Telefonica Europe BV
8.25%, 9/15/30	50,000	65,464

Verizon Communications, Inc.
4.40%, 11/01/34	75,000	72,766
4.272%, 1/15/36	20,000	18,944
4.812%, 3/15/39	50,000	50,436
4.862%, 8/21/46	25,000	24,813
5.012%, 8/21/54	25,000	24,555
4.672%, 3/15/55	25,000	23,065
Vodafone Group PLC
2.95%, 2/19/23	55,000	53,420
5.25%, 5/30/48	20,000	20,241

		724,885

Consumer, Cyclical - 6.0%
Auto Manufacturers - 1.8%
Ford Motor Co.
4.75%, 1/15/43	65,000	54,071
General Motors Co.
4.875%, 10/02/23	70,000	71,750
5.40%, 4/01/48 (a)	20,000	18,979
Toyota Motor Credit Corp. MTN,
3.30%, 1/12/22	30,000	30,180

		174,980

Housewares - 0.4%
Newell Brands, Inc.
3.85%, 4/01/23	40,000	39,325

Retail - 3.8%
Dollar Tree, Inc.
4.00%, 5/15/25	15,000	14,852
Home Depot, Inc.
3.00%, 4/01/26	70,000	67,637
3.90%, 6/15/47	10,000	9,713
Lowe’s Cos., Inc.
4.375%, 9/15/45	30,000	30,526
McDonald’s Corp. MTN,
3.70%, 1/30/26	50,000	49,885
Starbucks Corp.
4.50%, 11/15/48	10,000	10,014
Target Corp.
4.00%, 7/01/42	30,000	29,524
TJX Cos., Inc.
2.25%, 9/15/26	23,000	21,025
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21	15,000	14,975
4.80%, 11/18/44	10,000	9,685
Walmart, Inc.
2.55%, 4/11/23	50,000	48,833
5.25%, 9/01/35	20,000	23,423
3.625%, 12/15/47	30,000	28,435

		358,527

Consumer, Non-cyclical - 20.7%
Agriculture - 1.0%
Altria Group, Inc.
4.00%, 1/31/24	25,000	25,566
Philip Morris International, Inc.
4.375%, 11/15/41	40,000	39,295
Reynolds American, Inc.
5.70%, 8/15/35	25,000	27,089

		91,950

Beverages - 3.7%
Anheuser-Busch InBev Finance, Inc.
2.625%, 1/17/23	25,000	24,202
3.30%, 2/01/23	50,000	49,681
3.65%, 2/01/26	27,000	26,466
4.70%, 2/01/36	15,000	15,279
4.00%, 1/17/43	30,000	27,381
4.625%, 2/01/44	25,000	24,712
4.90%, 2/01/46	30,000	30,900
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	30,000	29,968
4.75%, 4/15/58	10,000	9,883
Coca-Cola Co.
2.875%, 10/27/25	25,000	24,192
Molson Coors Brewing Co.
3.00%, 7/15/26	20,000	18,418
PepsiCo, Inc.
3.60%, 3/01/24	40,000	40,932
4.875%, 11/01/40	20,000	22,185
4.45%, 4/14/46	10,000	10,614

		354,813

Biotechnology - 2.3%
Amgen, Inc.
3.125%, 5/01/25	61,000	58,761
4.663%, 6/15/51	16,000	16,064
Biogen, Inc.
4.05%, 9/15/25	20,000	20,262
Celgene Corp.
3.25%, 8/15/22	15,000	14,870
3.45%, 11/15/27	15,000	14,150
4.35%, 11/15/47	30,000	27,574
Gilead Sciences, Inc.
2.95%, 3/01/27	20,000	18,789
4.00%, 9/01/36	25,000	24,308
4.75%, 3/01/46	25,000	26,117

		220,895

Cosmetics/Personal Care - 0.4%
Procter & Gamble Co.
1.70%, 11/03/21	15,000	14,458
2.85%, 8/11/27	25,000	24,071

		38,529

Food - 1.8%
Campbell Soup Co.
4.15%, 3/15/28	15,000	14,487
General Mills, Inc.
3.20%, 2/10/27	20,000	18,730
JM Smucker Co.
3.50%, 10/15/21	25,000	25,116
Kraft Heinz Foods Co.
3.95%, 7/15/25	29,000	28,605
6.50%, 2/09/40	35,000	39,873
Kroger Co.
4.45%, 2/01/47 (a)	10,000	9,360
Sysco Corp.
3.75%, 10/01/25	15,000	14,920
Tyson Foods, Inc.
3.55%, 6/02/27	20,000	19,028

		170,119

Healthcare-Products - 2.2%
Abbott Laboratories
3.25%, 4/15/23	35,000	34,748
4.90%, 11/30/46	25,000	27,340
Becton Dickinson and Co.
4.669%, 6/06/47	30,000	29,801
Medtronic, Inc.
3.625%, 3/15/24	50,000	50,606
Stryker Corp.
4.625%, 3/15/46	15,000	15,577
Thermo Fisher Scientific, Inc.
3.20%, 8/15/27	30,000	28,379
Zimmer Biomet Holdings, Inc.
3.15%, 4/01/22	20,000	19,685

		206,136

Healthcare-Services - 1.3%
Aetna, Inc.
3.875%, 8/15/47	20,000	17,925
Anthem, Inc.
3.30%, 1/15/23	25,000	24,803
4.625%, 5/15/42	25,000	24,364
Laboratory Corp. of America Holdings
3.60%, 2/01/25	15,000	14,725
UnitedHealth Group, Inc.
4.75%, 7/15/45	40,000	43,469

		125,286

Pharmaceuticals - 8.0%
AbbVie, Inc.
4.70%, 5/14/45	75,000	73,643
Allergan Funding SCS
3.80%, 3/15/25	75,000	74,438
AstraZeneca PLC
3.125%, 6/12/27	10,000	9,430
6.45%, 9/15/37	20,000	25,144
Cardinal Health, Inc.
2.616%, 6/15/22	25,000	24,023
CVS Health Corp.
3.875%, 7/20/25	45,000	44,471
4.30%, 3/25/28	50,000	49,710
4.78%, 3/25/38	20,000	19,995
5.05%, 3/25/48	50,000	51,220
Express Scripts Holding Co.
3.40%, 3/01/27	50,000	46,405
GlaxoSmithKline Capital PLC
2.85%, 5/08/22	40,000	39,601
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	20,000	19,557

Johnson & Johnson
2.625%, 1/15/25	25,000	24,316
5.95%, 8/15/37	20,000	25,572
3.50%, 1/15/48	15,000	14,229
Merck & Co., Inc.
2.40%, 9/15/22	30,000	29,277
4.15%, 5/18/43	10,000	10,363
Mylan NV
5.25%, 6/15/46	15,000	14,113
Novartis Capital Corp.
3.40%, 5/06/24	20,000	20,072
3.10%, 5/17/27	25,000	24,168
Pfizer, Inc.
4.40%, 5/15/44	50,000	52,459
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21	50,000	48,362
Zoetis, Inc.
3.00%, 9/12/27	25,000	23,434

		764,002

Energy - 9.8%
Oil & Gas - 5.3%
Anadarko Petroleum Corp.
5.55%, 3/15/26	20,000	21,540
Apache Corp.
5.10%, 9/01/40	40,000	40,047
BP Capital Markets PLC
2.75%, 5/10/23	50,000	48,652
3.279%, 9/19/27	20,000	19,376
Canadian Natural Resources Ltd.
2.95%, 1/15/23	25,000	24,237
Chevron Corp.
2.954%, 5/16/26	20,000	19,257
ConocoPhillips
6.50%, 2/01/39	25,000	32,578
Devon Energy Corp.
3.25%, 5/15/22	25,000	24,662
Equinor ASA
3.95%, 5/15/43	15,000	14,608
Exxon Mobil Corp.
3.567%, 3/06/45	25,000	23,472
Marathon Petroleum Corp.
6.50%, 3/01/41	20,000	23,718
Noble Energy, Inc.
5.05%, 11/15/44	10,000	9,855
Occidental Petroleum Corp.
4.10%, 2/15/47	30,000	29,578
Phillips 66
4.875%, 11/15/44	20,000	20,800
Shell International Finance BV
2.375%, 8/21/22	15,000	14,603
4.55%, 8/12/43	65,000	69,175
Suncor Energy, Inc.
4.00%, 11/15/47	10,000	9,454
Total Capital International SA
3.70%, 1/15/24	40,000	40,689
Valero Energy Corp.
3.40%, 9/15/26	20,000	19,103

		505,404

Oil & Gas Services - 1.0%
Baker Hughes A GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
4.08%, 12/15/47	15,000	13,697
Halliburton Co.
3.50%, 8/01/23	25,000	25,115
3.80%, 11/15/25	30,000	30,008
Schlumberger Investment SA
3.65%, 12/01/23	25,000	25,370

		94,190

Pipelines - 3.5%
Enbridge, Inc.
4.00%, 10/01/23	35,000	35,478
Enterprise Products Operating LLC
5.10%, 2/15/45	45,000	47,956
Kinder Morgan, Inc.
4.30%, 6/01/25	50,000	50,559
5.20%, 3/01/48	20,000	20,121
MPLX LP
4.70%, 4/15/48	25,000	23,511
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27	75,000	71,897
Transcanada Pipelines Ltd.
7.625%, 1/15/39	30,000	40,261
Williams Cos., Inc.
3.75%, 6/15/27	50,000	48,084

		337,867

Financial - 29.4%
Banks - 23.1%
Bank of America Corp.
GMTN, 3.30%, 1/11/23	115,000	114,232
MTN, 4.00%, 1/22/25	25,000	24,751
MTN, 4.25%, 10/22/26	65,000	64,650
MTN, 5.00%, 1/21/44	20,000	21,713
Bank of New York Mellon Corp.
MTN, 2.20%, 8/16/23	50,000	47,274
Bank of Nova Scotia
4.50%, 12/16/25	25,000	25,381
Capital One Financial Corp.
3.20%, 2/05/25	36,000	34,256
3.75%, 3/09/27	20,000	19,128
Citigroup, Inc.
2.90%, 12/08/21	50,000	49,298
3.875%, 3/26/25	20,000	19,581
3.40%, 5/01/26	50,000	47,959
4.125%, 7/25/28	20,000	19,394
5.30%, 5/06/44	31,000	33,171
4.75%, 5/18/46	25,000	24,804
Cooperatieve Rabobank UA
3.875%, 2/08/22	75,000	76,092
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/22	35,000	35,058
4.55%, 4/17/26	50,000	50,818
Discover Bank
3.45%, 7/27/26	25,000	23,571
Fifth Third Bancorp
4.30%, 1/16/24	40,000	40,841
Goldman Sachs Group, Inc.
5.75%, 1/24/22	50,000	53,499
3.50%, 1/23/25	50,000	48,735
5.95%, 1/15/27	19,000	21,018
3.85%, 1/26/27	25,000	24,370
6.25%, 2/01/41	50,000	60,677
MTN, 4.80%, 7/08/44	25,000	25,776
5.15%, 5/22/45	10,000	10,307
HSBC Holdings PLC
3.40%, 3/08/21	50,000	50,027
4.875%, 1/14/22	50,000	52,187
4.00%, 3/30/22	40,000	40,733
6.10%, 1/14/42	20,000	24,492
ING Groep NV
3.95%, 3/29/27	20,000	19,706
JPMorgan Chase & Co.
3.625%, 5/13/24	40,000	40,133
3.875%, 9/10/24	50,000	49,746
3.125%, 1/23/25	37,000	35,681
3.30%, 4/01/26	25,000	24,149
4.25%, 10/01/27	20,000	20,041
6.40%, 5/15/38	25,000	31,562
5.60%, 7/15/41	25,000	29,118
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7/25/27	50,000	47,943
Morgan Stanley
MTN, 2.625%, 11/17/21	15,000	14,650
Series F, 3.875%, 4/29/24	15,000	15,095
GMTN, 3.70%, 10/23/24	30,000	29,783
MTN, 3.125%, 7/27/26	15,000	14,039
GMTN, 4.35%, 9/08/26	40,000	39,909
4.30%, 1/27/45	40,000	38,704
4.375%, 1/22/47	20,000	19,669
PNC Financial Services Group, Inc.
3.30%, 3/08/22	30,000	30,006
3.90%, 4/29/24	20,000	20,087
Santander Holdings USA, Inc.
4.40%, 7/13/27	20,000	19,504
Santander UK PLC
4.00%, 3/13/24	50,000	50,752
State Street Corp.
3.10%, 5/15/23	25,000	24,710
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/09/26	25,000	24,918
2.632%, 7/14/26	50,000	45,780
US Bancorp
MTN, 3.00%, 3/15/22	25,000	24,837
MTN, 3.60%, 9/11/24	20,000	19,981
Wells Fargo & Co.
MTN, 3.50%, 3/08/22	25,000	25,114
4.125%, 8/15/23	40,000	40,749
3.00%, 4/22/26	60,000	56,367
3.00%, 10/23/26	50,000	46,796
5.375%, 2/07/35	50,000	56,841
5.606%, 1/15/44	15,000	16,832
Westpac Banking Corp.
3.35%, 3/08/27	50,000	48,204

		2,205,199

Diversified Financial Services - 2.5%
American Express Co.
3.40%, 2/27/23	25,000	24,821
American Express Credit Corp.
MTN, 2.70%, 3/03/22	25,000	24,437
MTN, 3.30%, 5/03/27	15,000	14,666
Brookfield Finance, Inc.
4.70%, 9/20/47	10,000	9,662
CME Group, Inc.
5.30%, 9/15/43	15,000	17,862
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	50,000	48,284
Synchrony Financial
4.25%, 8/15/24	40,000	38,856
Visa, Inc.
3.15%, 12/14/25	30,000	29,421
4.15%, 12/14/35	25,000	26,232

		234,241

Insurance - 2.6%
American International Group, Inc.
4.50%, 7/16/44	30,000	28,695
4.75%, 4/01/48	15,000	14,909
Berkshire Hathaway, Inc.
3.125%, 3/15/26	30,000	29,222
Brighthouse Financial, Inc.
3.70%, 6/22/27	20,000	17,903
Chubb INA Holdings, Inc.
4.35%, 11/03/45	10,000	10,436
Hartford Financial Services Group, Inc.
5.125%, 4/15/22	75,000	79,211
Manulife Financial Corp.
4.15%, 3/04/26	25,000	25,394
MetLife, Inc.
5.70%, 6/15/35	25,000	29,206
Prudential Financial, Inc.
MTN, 4.60%, 5/15/44	15,000	15,510

		250,486

Real Estate Investment Trusts - 1.2%
American Tower Corp.
5.00%, 2/15/24	40,000	42,064
Digital Realty Trust LP
3.70%, 8/15/27	25,000	24,068
Realty Income Corp.
3.25%, 10/15/22	25,000	24,812
Simon Property Group LP
3.25%, 11/30/26	25,000	24,188

		115,132

Industrial - 5.0%
Aerospace/Defense - 1.6%
Lockheed Martin Corp.
4.09%, 9/15/52	22,000	21,125
Northrop Grumman Corp.
3.25%, 8/01/23	20,000	19,861
4.03%, 10/15/47	20,000	18,819
Rockwell Collins, Inc.
3.50%, 3/15/27	50,000	48,017
United Technologies Corp.
3.10%, 6/01/22	20,000	19,768
5.70%, 4/15/40	25,000	28,584

		156,174

Electronics - 0.4%
Fortive Corp.
3.15%, 6/15/26	20,000	18,810
Honeywell International, Inc.
2.50%, 11/01/26	25,000	23,288

		42,098

Environmental Control - 0.1%
Waste Management, Inc.
4.10%, 3/01/45	10,000	9,939

Machinery-Construction & Mining - 0.4%
ABB Finance USA, Inc.
2.875%, 5/08/22	15,000	14,798
Caterpillar, Inc.
3.803%, 8/15/42	20,000	19,363

		34,161

Machinery-Diversified - 0.1%
John Deere Capital Corp.
MTN, 2.80%, 3/06/23	10,000	9,827

Miscellaneous Manufacturing - 1.2%
Eaton Corp.
2.75%, 11/02/22	25,000	24,428
General Electric Co.
2.70%, 10/09/22	30,000	29,273
MTN, 5.875%, 1/14/38	30,000	34,371
4.125%, 10/09/42	25,000	23,007

		111,079

Transportation - 1.2%
Burlington Northern Santa Fe LLC
3.90%, 8/01/46	25,000	23,990
CSX Corp.
4.10%, 3/15/44	20,000	19,038
FedEx Corp.
5.10%, 1/15/44	20,000	21,142
Union Pacific Corp.
4.50%, 9/10/48	15,000	15,386
3.799%, 10/01/51	5,000	4,493
United Parcel Service, Inc.
2.45%, 10/01/22	25,000	24,317
3.75%, 11/15/47	10,000	9,343

		117,709

Technology - 9.7%
Computers - 3.0%
Apple, Inc.
2.85%, 2/23/23	50,000	49,558
2.40%, 5/03/23	75,000	72,636
3.20%, 5/13/25	17,000	16,851
2.45%, 8/04/26	40,000	37,233
4.45%, 5/06/44	25,000	26,421
4.375%, 5/13/45	18,000	18,880
3.75%, 11/13/47	15,000	14,286
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	35,000	36,148
International Business Machines Corp.
4.00%, 6/20/42	20,000	19,479

		291,492

Semiconductors - 2.2%
Applied Materials, Inc.
4.35%, 4/01/47	15,000	15,317
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 1/15/22	20,000	19,523
3.50%, 1/15/28	35,000	31,680
Intel Corp.
3.70%, 7/29/25	40,000	40,596
4.10%, 5/11/47	25,000	25,227
QUALCOMM, Inc.
3.00%, 5/20/22	50,000	49,426
3.45%, 5/20/25	25,000	24,374

		206,143

Software - 4.5%
Microsoft Corp.
2.40%, 8/08/26	50,000	46,594
3.30%, 2/06/27	50,000	49,622
3.50%, 2/12/35	50,000	48,461
3.75%, 2/12/45	10,000	9,784
3.70%, 8/08/46	30,000	29,063
4.25%, 2/06/47	40,000	42,375
Oracle Corp.
2.50%, 5/15/22	35,000	34,302
3.40%, 7/08/24	25,000	24,942
2.95%, 5/15/25	25,000	24,286
4.30%, 7/08/34	50,000	51,641
4.00%, 7/15/46	30,000	28,987
4.00%, 11/15/47	20,000	19,325
VMware, Inc.
3.90%, 8/21/27	25,000	23,730

		433,112

Utilities - 2.5%
Electric - 2.3%
Berkshire Hathaway Energy Co.
4.50%, 2/01/45	10,000	10,174
Duke Energy Corp.
1.80%, 9/01/21	25,000	23,975
3.75%, 9/01/46	20,000	18,014
Eversource Energy
Series K, 2.75%, 3/15/22	10,000	9,807
Exelon Corp.
4.45%, 4/15/46	20,000	19,839
FirstEnergy Corp.
Series C, 4.85%, 7/15/47	15,000	15,480
Florida Power & Light Co.
3.95%, 3/01/48	15,000	15,054

Pacific Gas & Electric Co.
6.05%, 3/01/34	45,000	50,697
Sempra Energy
3.25%, 6/15/27	10,000	9,373
4.00%, 2/01/48	10,000	9,115
Southern Co.
4.40%, 7/01/46	25,000	24,150
Virginia Electric & Power Co.
Series A, 3.50%, 3/15/27	15,000	14,887

		220,565

Gas - 0.2%
NiSource, Inc.
3.49%, 5/15/27	15,000	14,527

TOTAL CORPORATE BONDS (Cost $9,613,640)		9,283,957

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c) (Cost $2,470)	2,470	$2,470

TOTAL INVESTMENTS - 97.3% (Cost $9,616,110)		$9,286,427
Other assets and liabilities, net - 2.7%		250,866

NET ASSETS - 100.0%		$9,537,293

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c)	17,820	–	(15,350)	–	–	84	–	2,470	2,470

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $19,395, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $17,951.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note

At August 31, 2018, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(d)
2-Year U.S. Treasury Note	USD	4	$845,016	$845,438	12/31/2018	$(422)
5-Year U.S. Treasury Note	USD	21	2,377,594	2,381,367	12/31/2018	(3,773)
10-Year U.S. Treasury Note	USD	18	2,159,719	2,164,781	12/19/2018	(5,062)
10-Year Ultra U.S. Treasury Note	USD	7	893,922	896,328	12/19/2018	(2,406)
Ultra Long U.S. Treasury Bond	USD	10	1,587,187	1,593,125	12/19/2018	(5,938)
U.S. Treasury Long Bond	USD	12	1,724,156	1,730,625	12/19/2018	(6,469)

Total net unrealized depreciation						$(24,070)

Currency Abbreviations

USD	U.S. Dollar

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of August 31, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$9,283,957	$—	$9,283,957
Short-Term Investments	2,470	—	—	2,470

TOTAL	$2,470	$9,283,957	$—	$9,286,427

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(24,070)	$—	$—	$(24,070)

TOTAL	$(24,070)	$—	$—	$(24,070)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

August 31, 2018 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 98.7%
Alabama - 1.8%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue,
Series A, 5.00%, 6/01/37	$200,000	$232,336
County of Jefferson AL Sewer Revenue,
Series A, 5.00%, 10/01/44	100,000	108,982
Series D, 6.50%, 10/01/53	580,000	685,432

		1,026,750

Arizona - 1.9%
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue,
Series A, 5.00%, 1/01/38	450,000	517,617
Series A, 5.00%, 1/01/39	500,000	582,100

		1,099,717

California - 17.9%
Alameda Corridor Transportation Authority, Transit Revenue,
Series B, 5.00%, 10/01/35	165,000	185,229
Bay Area Toll Authority, Highway Revenue Tolls,
5.00%, 10/01/54	1,350,000	1,493,316
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 5/15/46	975,000	1,082,581
East Bay Municipal Utility District Water System Revenue, Water Revenue,
Series A, 5.00%, 6/01/45	100,000	115,937
Foothill-Eastern Transportation Corridor Agency, Highway Revenue Tolls,
Series C, 6.25%, 1/15/33	250,000	291,972
Series A, 6.00%, 1/15/49	550,000	639,705
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue,
Series A, 4.00%, 10/01/42	100,000	103,987
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series A, 5.00%, 7/01/42	500,000	576,725
Series A, 5.00%, 7/01/46	750,000	854,265
Los Angeles Department of Water, Water Revenue,
Series A, 5.00%, Issued 5/11/17, 7/01/41	200,000	230,850
Series A, 5.00%, Issued 4/21/16, 7/01/41	500,000	572,705
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 3/01/41	500,000	562,480
San Diego County Regional Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/01/43	600,000	654,606
San Diego County Regional Transportation Commission, Sales Tax Revenue,
Series A, 4.75%, 4/01/48	250,000	271,223
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 5/01/46	500,000	553,860
Series C, 5.00%, 5/01/46	850,000	956,811
San Joaquin Hills Transportation Corridor Agency, Highway Revenue Tolls,
Series A, 5.00%, 1/15/44	1,000,000	1,089,600

		10,235,852

Connecticut - 0.3%
State of Connecticut Special Tax, Fuel Sales Tax Revenue,
Series A, 5.00%, 10/01/33	145,000	157,339

District of Columbia - 2.5%
District of Columbia Water & Sewer Authority, Water Revenue,
Series C, 5.00%, 10/01/44	630,000	705,398
Series A, 5.00%, 10/01/48	200,000	220,270
Metropolitan Washington Airports Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 10/01/35	455,000	512,157

		1,437,825

Florida - 4.7%
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.25%, 10/01/43	35,000	38,731
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/01/38	500,000	548,915
County of Miami-Dade FL Aviation, Private Airport & Marina Revenue,
5.00%, 10/01/36	415,000	460,268
County of Miami-Dade FL Transit System, Sales Tax Revenue,
4.00%, 7/01/38	90,000	93,177
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
Series A, 4.00%, 10/01/44	165,000	169,422
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 10/01/52	500,000	552,940
Orlando-Orange County Expressway Authority, Highway Revenue Tolls,
5.00%, 7/01/35	200,000	221,520
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls,
Series B, 4.00%, 7/01/42	500,000	513,900

		2,598,873

Georgia - 1.8%
Burke County Development Authority, Electric, Power & Light Revenue,
Series D, 4.125%, 11/01/45	250,000	247,767
City of Atlanta GA Water & Wastewater, Water Revenue,
5.00%, 11/01/40	700,000	784,315

		1,032,082

Guam - 0.2%
Guam Government Waterworks Authority, Water Revenue,
5.00%, 1/01/46	125,000	136,209

Hawaii - 1.0%
City & County Honolulu HI Wastewater System, Sewer Revenue,
Series A, 5.00%, 7/01/40	500,000	560,930

Illinois - 6.3%
Chicago Midway International Airport, Private Airport & Marina Revenue,
Series B, 5.00%, 1/01/41	500,000	548,390
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series D, AMT, 5.00%, 1/01/42	800,000	873,272
Series D, 5.00%, 1/01/47	500,000	553,720
City of Chicago IL Waterworks, Water Revenue,
5.00%, 11/01/39	275,000	294,506
Illinois Municipal Electric Agency, Electric, Power & Light Revenue,
Series A, 4.00%, 2/01/34	45,000	46,676
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 12/01/31	10,000	11,341
Series C, 5.00%, 1/01/36	50,000	55,233
Series A, 5.00%, 1/01/40	1,090,000	1,205,126

		3,588,264

Indiana - 0.6%
Indiana Finance Authority, Government FD/Grant Revenue,
Series C, 5.00%, 6/01/29	100,000	121,730

Indiana Municipal Power Agency, Electric, Power & Light Revenue,
5.00%, 1/01/42	200,000	224,288

		346,018

Kansas - 0.1%
State of Kansas Department of Transportation, Fuel Sales Tax Revenue,
Series A, 5.00%, 9/01/28	30,000	34,435

Louisiana - 1.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue,
3.50%, 11/01/32	250,000	245,077
New Orleans Aviation Board, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 1/01/45	700,000	757,407

		1,002,484

Massachusetts - 1.2%
Commonwealth of Massachusetts Transportation Fund, Fuel Sales Tax Revenue,
Series A, 5.00%, 6/01/44	600,000	667,488

New Jersey - 3.7%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series A, 5.00%, Issued 4/11/17, 1/01/31	10,000	11,542
Series A, 5.00%, Issued 5/22/14, 1/01/31	200,000	224,966
Series B, 5.00%, 1/01/31	20,000	23,408
Series A, 5.00%, 1/01/33	10,000	11,455
Series G, 3.25%, 1/01/38	395,000	384,457
Series E, 5.00%, 1/01/45	1,350,000	1,493,734

		2,149,562

New York - 25.5%
Long Island Power Authority, Electric, Power & Light Revenue,
5.00%, 9/01/44	200,000	221,430
Metropolitan Transportation Authority, Transit Revenue,
Series B, 5.00%, 11/15/37	1,000,000	1,125,730
Sub-Series D-1, 5.00%, 11/15/39	20,000	22,281
Series A-1, 5.25%, 11/15/39	20,000	22,435
Series D, 4.00%, 11/15/42	300,000	307,017
Series E, 5.00%, 11/15/43	80,000	87,198
Sub-Series D-1, 5.25%, 11/15/44	50,000	56,859
Sub-Series A-1, 5.00%, 11/15/45	700,000	772,247
Series D, 4.00%, 11/15/46	500,000	510,060
MTA Hudson Rail Yards Trust Obligations, Lease Revenue,
Series A, 5.00%, 11/15/56	515,000	557,477
New York City Transitional Finance Authority Future Tax Secured, Income Tax Revenue,
Sub-Series A-1, 5.00%, 11/01/38	410,000	457,179
Sub-Series B-1, 5.00%, 8/01/39	600,000	673,458
Sub-Series A-1, 5.00%, 5/01/40	500,000	563,555
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue,
Series E-1, 5.00%, 2/01/41	250,000	278,318
New York City Water & Sewer System, Water Revenue,
Series CC-1, 4.00%, 6/15/37	95,000	99,880
Series DD, 5.00%, 6/15/38	475,000	525,892
Series GG, 5.00%, 6/15/39	650,000	730,438
Series HH, 5.00%, 6/15/39	150,000	168,563
Sub-Series CC-1, 4.00%, 6/15/46	50,000	51,379
5.00%, 6/15/46	500,000	559,595
Series CC-1, 5.00%, 6/15/47	500,000	556,875
Series DD, 5.00%, 6/15/47	1,200,000	1,360,596
Series CC, 5.00%, 6/15/48	965,000	1,096,182
New York Transportation Development Corp, Private Airport & Marina Revenue,
AMT, 5.00%, 1/01/30	400,000	452,112
AMT, 5.00%, 1/01/34	500,000	556,250

Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
5.00%, 10/15/35	65,000	74,386
5.00%, 10/15/41	1,150,000	1,297,051
Utility Debt Securitization Authority, Electric, Power & Light Revenue,
Series TE, 5.00%, 12/15/41	1,100,000	1,228,799

		14,413,242

Ohio - 0.4%
Northeast Ohio Regional Sewer District, Sewer Revenue,
4.00%, 11/15/49	200,000	204,064
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue,
Series A, 5.00%, 12/01/29	10,000	11,865
Series A, 5.00%, 6/01/30	10,000	11,822

		227,751

Oklahoma - 0.6%
Oklahoma Turnpike Authority, Highway Revenue Tolls,
Series C, 4.00%, 1/01/42	350,000	366,909

Pennsylvania - 5.1%
City of Philadelphia Pa Airport Revenue,Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/01/47	300,000	332,688
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 7/01/40	395,000	435,345
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls,
5.00%, 7/01/42	40,000	45,660
Lehigh County Authority, Water Revenue,
Series A, 5.00%, 12/01/43	20,000	21,854
Pennsylvania Economic Development Financing Authority, Industrial Revenue,
5.00%, 12/31/34	390,000	426,071
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Sub-Series B-1, 5.00%, 6/01/42	100,000	109,470
Series C, 5.00%, 12/01/44	520,000	571,605
Series A-1, 5.00%, 12/01/46	900,000	993,996

		2,936,689

Puerto Rico - 1.4%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue,
Series CC, 5.25%, 7/01/36	400,000	474,488
Series N, 5.25%, 7/01/36	175,000	207,557
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls,
Series L, 5.25%, 7/01/35	50,000	53,372
Series L, 5.25%, 7/01/41	25,000	30,094

		765,511

South Carolina - 4.8%
South Carolina Public Service Authority, Miscellaneous Revenue,
Series C, 5.00%, 12/01/46	1,130,000	1,202,049
South Carolina Public Service Authority, Nuclear Revenue,
Series E, 5.00%, 12/01/48	500,000	526,045
Series A, 5.00%, 12/01/49	200,000	211,098
Series A, 5.50%, 12/01/54	290,000	315,967
Series A, 5.00%, 12/01/55	365,000	387,017
Series E, 5.25%, 12/01/55	50,000	54,350

		2,696,526

Texas - 10.0%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/01/45	700,000	762,755
City of Austin TX Water & Wastewater System, Water Revenue,
5.00%, 11/15/39	500,000	557,510

City of Houston TX Combined Utility System, Water Revenue,
Series B, 5.00%, 11/15/36	500,000	572,935
Series D, 5.00%, 11/15/39	85,000	95,358
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue,
5.00%, 2/01/47	150,000	170,900
Dallas Area Rapid Transit, Sales Tax Revenue,
Series A, 5.00%, 12/01/46	300,000	337,521
Grand Parkway Transportation Corp., Highway Revenue Tolls,
Series A, 5.50%, 4/01/53	40,000	44,592
North Texas Tollway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/01/38	500,000	552,330
Series A, 5.00%, 1/01/48	1,500,000	1,691,580
San Antonio Water System, Water Revenue,
Series B, 5.00%, 5/15/39	155,000	173,668
Texas Water Development Board, Water Revenue,
Series A, 5.00%, 10/15/45	600,000	677,136

		5,636,285

Utah - 0.9%
Salt Lake City Corp Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/01/47	450,000	501,917

Virginia - 2.8%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls,
5.00%, 7/01/41	190,000	215,038
Virginia Small Business Financing Authority, Highway Revenue Tolls,
5.00%, 12/31/52	550,000	598,609
AMT, 5.00%, 12/31/56	750,000	814,530

		1,628,177

Washington - 1.2%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue,
Series S-1, 5.00%, 11/01/29	10,000	11,557
Series S1, 5.00%, 11/01/45	400,000	450,608
Energy Northwest, Nuclear Revenue,
Series A, 5.00%, 7/01/28	190,000	226,396

		688,561

Wisconsin - 0.3%
Wisconsin Department of Transportation, Miscellaneous Revenue,
Series 2, 5.00%, 7/01/29	75,000	88,976
Series 2, 5.00%, 7/01/30	45,000	53,114

		142,090

TOTAL MUNICIPAL BONDS (Cost $56,739,691)		56,077,486

TOTAL INVESTMENTS - 98.7% (Cost $56,739,691)		$56,077,486
Other assets and liabilities, net - 1.3%		757,221

NET ASSETS - 100.0%		$56,834,707

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (a)	$—	$56,077,486	$—	$56,077,486

TOTAL	$—	$56,077,486	$—	$56,077,486

(a)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.6%
Australia - 3.8%
Amcor Ltd.	8,881	$91,845
ASX Ltd.	1,469	71,859
Aurizon Holdings Ltd.	16,167	49,106
Bendigo & Adelaide Bank Ltd.	4,081	34,207
Crown Resorts Ltd.	2,886	29,638
Fortescue Metals Group Ltd.	11,810	32,797
Harvey Norman Holdings Ltd. (a)	4,009	10,438
Insurance Australia Group Ltd.	18,478	103,165
LendLease Group (b)	4,559	67,557
Medibank Pvt Ltd.	21,065	46,312
Sonic Healthcare Ltd.	3,161	59,871
Telstra Corp. Ltd.	34,259	76,806
Wesfarmers Ltd.	8,885	330,599

		1,004,200

Brazil - 0.6%
BB Seguridade Participacoes SA	5,935	35,263
Cielo SA	9,683	35,488
Cosan SA	1,634	13,801
Hypera SA	2,926	19,459
IRB Brasil Resseguros S/A	854	12,320
Kroton Educacional SA	10,931	27,115
Petrobras Distribuidora SA	2,939	14,110
Porto Seguro SA	702	9,351

		166,907

Canada - 11.6%
Bank of Nova Scotia	9,494	549,930
BCE, Inc.	1,268	51,762
Canadian Imperial Bank of Commerce	3,539	331,930
CI Financial Corp.	2,047	32,967
First Capital Realty, Inc.	1,345	21,084
Great-West Lifeco, Inc.	2,362	57,676
IGM Financial, Inc.	628	17,536
Inter Pipeline Ltd.	3,233	59,456
Keyera Corp.	1,738	47,930
Nutrien Ltd.	5,047	283,866
Power Corp. of Canada	2,930	65,725
Power Financial Corp.	1,947	45,437
Royal Bank of Canada	11,291	897,600
Shaw Communications, Inc., Class B	3,496	70,566
Sun Life Financial, Inc. (a)	4,838	192,451
TELUS Corp.	1,534	56,927
TransCanada Corp.	7,072	301,439

		3,084,282

Chile - 0.2%
Aguas Andinas SA, Class A	25,143	13,535
Banco Santander Chile	544,101	41,797

		55,332

China - 5.1%
Agricultural Bank of China Ltd., Class H	231,812	112,231

China Construction Bank Corp., Class H	760,700	673,580
China Vanke Co. Ltd., Class H	9,649	33,438
China Yangtze Power Co. Ltd., Class A	1,700	3,938
Chongqing Changan Automobile Co. Ltd., Class B	7,900	6,925
Great Wall Motor Co. Ltd., Class H	24,408	15,020
Hengan International Group Co. Ltd.	5,795	52,162
Industrial & Commercial Bank of China Ltd., Class H	551,394	406,052
Jiangsu Expressway Co. Ltd., Class H	11,023	13,932
SAIC Motor Corp. Ltd., Class A	400	1,707
Sinopec Shanghai Petrochemical Co. Ltd., Class H	25,336	14,881
Xinyi Solar Holdings Ltd.	22,109	6,591
Yuzhou Properties Co. Ltd.	14,475	7,690
Zhejiang Expressway Co. Ltd., Class H	16,298	12,936

		1,361,083

Czech Republic - 0.2%
Komercni banka AS	592	24,748
Moneta Money Bank AS, 144A	3,923	13,783
O2 Czech Republic AS	460	5,460

		43,991

Denmark - 0.1%
Tryg A/S	996	24,529

Finland - 2.1%
Elisa OYJ	1,046	44,847
Kone OYJ, Class B	2,635	142,591
Nokian Renkaat OYJ	868	35,903
Sampo OYJ, Class A	3,519	180,438
UPM-Kymmene OYJ	4,094	158,144

		561,923

France - 9.6%
AXA SA	15,186	384,210
Bouygues SA	1,678	74,248
CNP Assurances	1,446	33,430
Eutelsat Communications SA	1,294	30,713
Sanofi	8,855	759,212
SCOR SE	1,212	49,229
Societe BIC SA	210	19,486
TOTAL SA	18,879	1,183,293

		2,533,821

Germany - 9.1%
Allianz SE	3,474	742,272
BASF SE	7,253	672,493
Bayerische Motoren Werke AG	2,608	253,100
Daimler AG	7,212	467,388
Evonik Industries AG	1,346	50,287
Hannover Rueck SE	482	66,343
Innogy SE*	1,043	45,325
ProSiebenSat.1 Media SE	1,896	50,054
TUI AG	3,322	61,399

		2,408,661

Greece - 0.1%
OPAP SA	1,867	20,104

Hong Kong - 3.7%
BOC Hong Kong Holdings Ltd.	29,028	141,647
China Everbright Ltd.	6,886	12,054
China Merchants Port Holdings Co. Ltd.	10,552	21,537

China Resources Power Holdings Co. Ltd.	14,977	26,982
CLP Holdings Ltd.	13,143	154,473
Guangdong Investment Ltd.	24,179	42,881
Hang Lung Properties Ltd.	16,858	33,291
Hang Seng Bank Ltd.	5,987	162,320
HKT Trust & HKT Ltd. (b)	29,321	37,880
Hysan Development Co. Ltd.	5,144	26,379
Kingboard Holdings Ltd.	5,143	18,282
Kingboard Laminates Holdings Ltd.	8,511	8,035
New World Development Co. Ltd.	51,107	68,239
NWS Holdings Ltd.	13,721	24,439
Power Assets Holdings Ltd.	10,815	75,854
Shimao Property Holdings Ltd.	9,566	28,519
Sino Land Co. Ltd.	28,327	48,000
Wharf Holdings Ltd.	10,600	30,251
Yue Yuen Industrial Holdings Ltd.	6,063	16,801

		977,864

Indonesia - 1.0%
PT Adaro Energy Tbk	138,075	17,482
PT Bank Rakyat Indonesia Persero Tbk	452,037	97,588
PT Gudang Garam Tbk	4,578	22,688
PT Indofood Sukses Makmur Tbk	42,276	18,297
PT Matahari Department Store Tbk	22,553	11,483
PT Telekomunikasi Indonesia Persero Tbk	409,994	97,141

		264,679

Italy - 1.1%
Assicurazioni Generali SpA	9,336	155,822
Snam SpA	18,490	76,070
Terna Rete Elettrica Nazionale SpA	11,299	59,500

		291,392

Japan - 3.8%
Canon, Inc.	7,770	249,669
Japan Tobacco, Inc.	8,709	229,496
MS&AD Insurance Group Holdings, Inc.	3,678	113,274
Nissan Motor Co. Ltd.	18,481	173,335
Sekisui House Ltd.	5,075	83,000
Subaru Corp.	4,848	144,323

		993,097

Luxembourg - 0.1%
RTL Group SA (a)	288	21,647

Macau - 0.3%
Sands China Ltd.	18,538	90,459

Malaysia - 0.8%
Alliance Bank Malaysia Bhd	5,800	5,829
Astro Malaysia Holdings Bhd	8,700	3,684
HAP Seng Consolidated Bhd	4,282	10,242
Maxis Bhd	18,100	25,457
MISC Bhd	10,000	14,430
Petronas Gas Bhd	6,200	28,213
SP Setia Bhd Group	14,496	9,277
Tenaga Nasional Bhd	25,200	96,152
Westports Holdings Bhd	8,400	7,604

		200,888

Netherlands - 0.2%
Randstad NV	925	58,074

New Zealand - 0.1%
Spark New Zealand Ltd.	14,110	37,354

Norway - 0.7%
Gjensidige Forsikring ASA	1,471	24,679
Orkla ASA	6,715	55,405
Telenor ASA	5,759	108,876

		188,960

Philippines - 0.2%
DMCI Holdings, Inc.	43,700	10,462
Globe Telecom, Inc.	352	13,930
Manila Electric Co.	2,170	15,154

		39,546

Portugal - 0.4%
EDP - Energias de Portugal SA	20,521	80,343
Jeronimo Martins SGPS SA	2,006	30,120

		110,463

Qatar - 0.4%
Barwa Real Estate Co.	828	8,189
Masraf Al Rayan QSC	2,949	30,535
Qatar Electricity & Water Co. QSC	399	20,975
Qatar Islamic Bank SAQ	912	35,067

		94,766

Russia - 2.8%
Alrosa PJSC	18,763	28,245
Gazprom PJSC	85,066	189,383
Inter RAO UES PJSC	188,942	11,333
LUKOIL PJSC	3,403	237,489
MMC Norilsk Nickel PJSC	476	79,294
PhosAgro PJSC, GDR	766	10,149
RusHydro PJSC	954,928	9,030
Severstal PJSC	1,597	25,752
Tatneft PJSC	12,322	143,264

		733,939

Singapore - 0.9%
ComfortDelGro Corp. Ltd.	18,887	31,569
Singapore Exchange Ltd.	6,341	34,295
Singapore Technologies Engineering Ltd.	12,556	30,610
Singapore Telecommunications Ltd.	64,346	151,701

		248,175

South Africa - 2.7%
Absa Group Ltd. (a)	5,602	62,152
Exxaro Resources Ltd.	1,964	19,953
FirstRand Ltd. (a)	26,241	126,627
Foschini Group Ltd.	1,779	21,199
Investec Ltd.	2,193	14,395
Investec PLC	4,919	32,377
Liberty Holdings Ltd. (a)	974	7,739
Life Healthcare Group Holdings Ltd.	11,487	20,902
MMI Holdings Ltd.	7,166	8,388
Nedbank Group Ltd. (a)	1,699	32,235
Netcare Ltd.	8,182	16,391
RMB Holdings Ltd.	5,148	29,620
Sanlam Ltd.	14,661	79,393
SPAR Group Ltd.	1,743	24,388

Standard Bank Group Ltd.	10,000	127,184
Truworths International Ltd.	3,732	21,916
Vodacom Group Ltd.	5,018	43,288
Woolworths Holdings Ltd. (a)	7,401	27,389

		715,536

South Korea - 0.9%
Cheil Worldwide, Inc.	534	9,259
DB Insurance Co. Ltd.	395	22,710
Hyundai Marine & Fire Insurance Co. Ltd.	493	16,475
ING Life Insurance Korea Ltd., 144A	247	7,722
KT&G Corp.	959	87,013
Samsung Fire & Marine Insurance Co. Ltd.	245	58,326
SK Telecom Co. Ltd.	167	39,382

		240,887

Spain - 2.7%
Aena SME SA, 144A	529	93,862
Enagas SA	1,909	53,196
Endesa SA	2,500	56,110
Iberdrola SA	47,280	353,276
Mapfre SA	8,357	24,688
Naturgy Energy Group SA	2,692	72,446
Red Electrica Corp. SA	3,537	74,487

		728,065

Sweden - 0.9%
Hennes & Mauritz AB, Class B (a)	6,795	91,642
ICA Gruppen AB (a)	608	18,533
Skanska AB, Class B	2,570	48,298
Swedish Match AB	1,386	74,166

		232,639

Switzerland - 8.0%
Adecco Group AG	1,264	77,610
Kuehne + Nagel International AG	402	65,053
Roche Holding AG	5,527	1,376,178
Swiss Life Holding AG	263	95,508
Swiss Prime Site AG	557	51,461
Swisscom AG	202	90,420
Zurich Insurance Group AG	1,195	364,765

		2,120,995

Taiwan - 6.2%
ASE Technology Holding Co. Ltd.	27,607	67,681
Cathay Financial Holding Co. Ltd.	65,772	112,636
Chicony Electronics Co. Ltd.	4,079	8,579
Chunghwa Telecom Co. Ltd.	30,115	106,381
Compal Electronics, Inc.	32,528	20,386
CTBC Financial Holding Co. Ltd.	140,288	98,656
Far EasTone Telecommunications Co. Ltd.	11,765	28,038
Feng TAY Enterprise Co. Ltd.	2,905	17,592
First Financial Holding Co. Ltd.	79,942	53,486
Formosa Chemicals & Fibre Corp.	27,908	111,759
Formosa Petrochemical Corp.	10,691	43,857
Formosa Plastics Corp.	35,159	128,777
Formosa Taffeta Co. Ltd.	3,785	4,405
Foxconn Technology Co. Ltd.	7,111	18,058

Fubon Financial Holding Co. Ltd.	53,600	88,824
Hon Hai Precision Industry Co. Ltd.	130,144	341,090
Hotai Motor Co. Ltd.	2,471	21,400
Inventec Corp.	21,841	19,590
Lite-On Technology Corp.	16,483	19,829
Micro-Star International Co. Ltd.	4,984	17,281
Nan Ya Plastics Corp.	41,780	116,165
Nien Made Enterprise Co. Ltd.	1,257	9,740
Novatek Microelectronics Corp.	4,103	20,104
Pegatron Corp.	15,963	34,405
Phison Electronics Corp.	1,160	9,593
Pou Chen Corp.	18,241	20,103
Powertech Technology, Inc.	5,267	15,622
Realtek Semiconductor Corp.	3,565	17,294
Taiwan Mobile Co. Ltd.	12,414	43,246
Vanguard International Semiconductor Corp.	5,682	13,782
Zhen Ding Technology Holding Ltd.	3,493	8,939

		1,637,298

Thailand - 1.4%
Bangkok Bank PCL	2,100	13,153
Glow Energy PCL, NVDR	5,131	14,736
Land & Houses PCL, NVDR	32,000	11,048
PTT Global Chemical PCL, NVDR	18,845	47,069
PTT PCL, NVDR	85,200	136,664
Siam Cement PCL	3,200	44,192
Siam Commercial Bank PCL, NVDR	15,300	69,184
Thai Oil PCL, NVDR	9,900	25,484

		361,530

Turkey - 0.2%
Arcelik AS	2,481	4,971
Eregli Demir ve Celik Fabrikalari TAS	11,444	20,461
Ford Otomotiv Sanayi AS	712	7,198
TAV Havalimanlari Holding AS	1,805	8,984
Tofas Turk Otomobil Fabrikasi AS	1,472	5,090
Tupras Turkiye Petrol Rafinerileri AS	989	17,623

		64,327

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	17,109	33,071
Aldar Properties PJSC	31,753	16,684
DAMAC Properties Dubai Co. PJSC	17,402	9,949
Dubai Investments PJSC	18,744	10,155
Dubai Islamic Bank PJSC	14,110	19,668
Emaar Malls PJSC	22,300	12,142
Emirates Telecommunications Group Co. PJSC	14,180	65,434

		167,103

United Kingdom - 16.0%
Admiral Group PLC	1,515	40,958
AstraZeneca PLC	10,003	753,431
Babcock International Group PLC	1,943	18,016
BAE Systems PLC	24,830	195,573
Barratt Developments PLC	8,030	56,569
BT Group PLC	66,172	186,936

Direct Line Insurance Group PLC	10,268	44,161
G4S PLC	11,890	38,542
GlaxoSmithKline PLC	39,195	794,925
Imperial Brands PLC	7,613	271,519
ITV PLC	27,171	56,734
Legal & General Group PLC	47,104	155,691
Marks & Spencer Group PLC	12,923	50,659
National Grid PLC	26,261	276,475
Next PLC	1,100	78,635
Persimmon PLC	2,421	76,559
Rio Tinto Ltd.	3,274	172,231
Rio Tinto PLC	9,401	447,091
Royal Mail PLC	6,812	39,666
Severn Trent PLC	1,806	46,970
SSE PLC	8,003	130,336
Standard Life Aberdeen PLC	21,049	86,699
Taylor Wimpey PLC	25,415	55,281
WPP PLC	9,974	165,741

		4,239,398

TOTAL COMMON STOCKS (Cost $26,950,132)		26,123,914

PREFERRED STOCKS - 0.7%
Brazil - 0.3%
Itausa - Investimentos Itau SA	33,835	78,755

Germany - 0.2%
Bayerische Motoren Werke AG	426	35,811
Schaeffler AG	1,240	16,880

		52,691

South Korea - 0.2%
Hyundai Motor Co.	208	14,631
Hyundai Motor Co. - 2nd Preferred	309	23,761

		38,392

TOTAL PREFERRED STOCKS (Cost $196,740)		169,838

EXCHANGE-TRADED FUND - 0.1%
iShares MSCI ACWI ex US ETF (Cost $31,246)	628	29,818

SECURITIES LENDING COLLATERAL - 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (c)(d) (Cost $542,446)	542,446	542,446

TOTAL INVESTMENTS - 101.4% (Cost $27,720,564)		$26,866,016
Other assets and liabilities, net - (1.4%)		(373,855)

NET ASSETS - 100.0%		$26,492,161

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL - 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (c)(d)	569,313	—	(26,867)	—	—	1,973	—	542,446	542,446

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $524,683, which is 2.0% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $10,100.

GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2018 the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Fund and Securities Lending Collateral
Financials	$8,074,725	30.7%
Health Care	3,800,369	14.5
Energy	2,566,384	9.8
Materials	2,535,498	9.6
Consumer Discretionary	2,532,075	9.6
Utilities	1,708,525	6.5
Telecommunication Services	1,311,268	5.0
Consumer Staples	1,214,386	4.6
Industrials	1,117,025	4.3
Information Technology	950,298	3.6
Real Estate	483,199	1.8

Total	$26,293,752	100.0%

At August 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(e)
MSCI Emerging Markets Index Futures	USD	1	$54,310	$52,745	9/21/2018	$(1,565)
MSCI EAFE Futures	USD	1	97,400	97,940	9/21/2018	540

Total net unrealized depreciation						$(1,025)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2018.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$26,123,914	$—	$—	$26,123,914
Preferred Stocks (f)	169,838	—	—	169,838
Exchange-Traded Fund	29,818	—	—	29,818
Short-Term Investments	542,446	—	—	542,446
Derivatives (g)
Futures Contracts	540	—	—	540

TOTAL	$26,866,556	$—	$—	$26,866,556

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(1,565)	$—	$—	$(1,565)

TOTAL	$(1,565)	$—	$—	$(1,565)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Australia - 6.2%
ASX Ltd.	20,561	$1,005,788
Aurizon Holdings Ltd.	212,506	645,474
Bendigo & Adelaide Bank Ltd.	50,998	427,460
Crown Resorts Ltd.	40,174	412,565
Fortescue Metals Group Ltd.	165,100	458,497
Harvey Norman Holdings Ltd. (a)	58,847	153,209
Insurance Australia Group Ltd.	250,008	1,395,821
LendLease Group (b)	61,273	907,966
Medibank Pvt Ltd.	291,439	640,737
Telstra Corp. Ltd.	440,069	986,600
Wesfarmers Ltd.	118,960	4,426,341

		11,460,458

Denmark - 0.2%
Tryg A/S	13,019	320,619

Finland - 4.2%
Elisa OYJ	15,073	646,254
Kone OYJ, Class B	35,607	1,926,850
Nokian Renkaat OYJ	12,398	512,811
Sampo OYJ, Class A	47,017	2,410,817
UPM-Kymmene OYJ	56,487	2,181,991

		7,678,723

France - 15.0%
AXA SA	205,054	5,187,927
Bouygues SA	22,908	1,013,631
CNP Assurances	18,368	424,645
Eutelsat Communications SA	18,512	439,390
Sanofi	118,818	10,187,252
SCOR SE	17,036	691,964
Societe BIC SA	2,673	248,025
TOTAL SA	150,172	9,412,439

		27,605,273

Germany - 16.8%
Allianz SE	42,833	9,151,916
BASF SE	92,276	8,555,765
Bayerische Motoren Werke AG	34,989	3,395,595
Daimler AG	96,126	6,229,631
Evonik Industries AG	17,414	650,587
Hannover Rueck SE	6,432	885,313
Innogy SE*	14,576	633,425
ProSiebenSat.1 Media SE	24,636	650,386
TUI AG	46,604	861,355

		31,013,973

Hong Kong - 5.4%
BOC Hong Kong Holdings Ltd.	389,698	1,901,596
CLP Holdings Ltd.	173,267	2,036,449
Hang Lung Properties Ltd.	215,494	425,557
Hang Seng Bank Ltd.	80,813	2,191,008
HKT Trust & HKT Ltd. (b)	400,069	516,849
New World Development Co. Ltd.	655,185	874,815

NWS Holdings Ltd.	165,247	294,328
Power Assets Holdings Ltd.	144,731	1,015,103
Sino Land Co. Ltd.	334,445	566,719
Yue Yuen Industrial Holdings Ltd.	78,469	217,445

		10,039,869

Italy - 2.6%
Assicurazioni Generali SpA	123,520	2,061,598
Atlantia SpA	50,992	1,064,959
Snam SpA	239,660	985,994
Terna Rete Elettrica Nazionale SpA	149,091	785,113

		4,897,664

Japan - 6.6%
Aozora Bank Ltd.	12,123	429,118
Canon, Inc.	105,934	3,403,913
Japan Tobacco, Inc.	115,900	3,054,154
Nissan Motor Co. Ltd.	244,900	2,296,938
Sekisui House Ltd.	65,424	1,069,995
Subaru Corp.	64,700	1,926,092

		12,180,210

Luxembourg - 0.1%
RTL Group SA (a)	3,927	295,161

Macau - 0.7%
Sands China Ltd.	254,725	1,242,973

New Zealand - 0.3%
Spark New Zealand Ltd.	194,294	514,367

Norway - 1.0%
Gjensidige Forsikring ASA	21,183	355,385
Telenor ASA	79,101	1,495,434

		1,850,819

Portugal - 0.8%
EDP - Energias de Portugal SA	267,898	1,048,868
Jeronimo Martins SGPS SA	26,211	393,557

		1,442,425

Singapore - 1.8%
ComfortDelGro Corp. Ltd.	235,000	392,796
Singapore Exchange Ltd.	85,550	462,702
Singapore Technologies Engineering Ltd.	156,890	382,477
Singapore Telecommunications Ltd.	862,898	2,034,350

		3,272,325

Spain - 4.6%
Enagas SA	24,171	673,545
Endesa SA	33,571	753,464
Iberdrola SA	631,380	4,717,668
Mapfre SA	114,860	339,311
Naturgy Energy Group SA	36,707	987,849
Red Electrica Corp. SA	45,509	958,390

		8,430,227

Sweden - 0.5%
ICA Gruppen AB (a)	8,477	258,399
Skanska AB, Class B	35,863	673,968

		932,367

Switzerland - 4.2%
Adecco Group AG	17,113	1,050,739
Swiss Prime Site AG	7,538	696,433

Swisscom AG	2,753	1,232,317
Zurich Insurance Group AG	15,995	4,882,353

		7,861,842

United Kingdom - 28.0%
Admiral Group PLC	21,349	577,166
AstraZeneca PLC	133,121	10,026,738
BAE Systems PLC	336,667	2,651,752
Barratt Developments PLC	107,038	754,044
BT Group PLC	888,964	2,511,328
Direct Line Insurance Group PLC	145,941	627,674
GlaxoSmithKline PLC	481,684	9,769,174
ITV PLC	381,531	796,655
Legal & General Group PLC	629,677	2,081,248
Marks & Spencer Group PLC	171,838	673,613
National Grid PLC	355,004	3,737,472
Next PLC	15,069	1,077,226
Persimmon PLC	32,638	1,032,108
Rio Tinto Ltd.	43,620	2,294,656
Rio Tinto PLC	125,884	5,986,771
Royal Mail PLC	95,588	556,597
Severn Trent PLC	24,787	644,660
SSE PLC	107,599	1,752,342
Standard Life Aberdeen PLC	282,190	1,162,314
Taylor Wimpey PLC	345,896	752,369
WPP PLC	133,242	2,214,122

		51,680,029

TOTAL COMMON STOCKS (Cost $189,859,365)		182,719,324

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG	5,808	488,237
Schaeffler AG	16,801	228,711

		716,948

TOTAL PREFERRED STOCKS (Cost $788,160)		716,948

SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (c)(d) (Cost $541,088)	541,088	541,088

TOTAL INVESTMENTS - 99.7% (Cost $191,188,613)		$183,977,360
Other assets and liabilities, net - 0.3%		497,874

NET ASSETS - 100.0%		$184,475,234

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (c)(d)	2,589,430	—	(2,048,342)	—	—	4,964	—	541,088	541,088

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $628,636, which is 0.3% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $115,484.

At August 31, 2018 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$39,614,481	21.6%
Health Care	29,983,164	16.4
Consumer Discretionary	27,720,631	15.1
Materials	20,128,265	11.0
Utilities	19,070,803	10.4
Energy	11,071,977	6.0
Industrials	10,901,597	5.9
Telecommunication Services	9,937,500	5.4
Consumer Staples	8,132,450	4.4
Real Estate	3,471,491	1.9
Information Technology	3,403,913	1.9

Total	$183,436,272	100.0%

At August 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(e)
CAC40 10 EURO Futures	EUR	1	$61,537	$62,893	9/21/2018	$(47)
EURO STOXX Futures	EUR	5	200,964	197,155	9/21/2018	(3,783)
FTSE 100 Index Futures	GBP	1	100,050	96,493	9/21/2018	(1,683)
MSCI EAFE Futures	USD	7	697,020	685,580	9/21/2018	(11,440)

Total unrealized depreciation						$(16,953)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2018.

Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$182,719,324	$—	$—	$182,719,324
Preferred Stocks	716,948	—	—	716,948
Short-Term Investments	541,088	—	—	541,088

TOTAL	$183,977,360	$—	$—	$183,977,360

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(16,953)	$—	$—	$(16,953)

TOTAL	$(16,953)	$—	$—	$(16,953)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.3%
Austria - 0.8%
ANDRITZ AG	33	$1,958
Erste Group Bank AG*	147	5,861
OMV AG	73	3,876
Raiffeisen Bank International AG	68	1,939
Strabag SE	11	433
Telekom Austria AG*	68	589
UNIQA Insurance Group AG	61	597
Verbund AG	16	651
Vienna Insurance Group AG Wiener Versicherung Gruppe	24	656
voestalpine AG	62	2,787

		19,347

Belgium - 3.8%
Ackermans & van Haaren NV	16	2,859
Ageas	95	4,928
Anheuser-Busch InBev SA/NV	445	41,757
bpost SA	50	759
Colruyt SA	29	1,728
Groupe Bruxelles Lambert SA	36	3,787
KBC Ancora	18	911
KBC Group NV	137	9,755
Melexis NV	7	629
Proximus SADP	68	1,570
Sofina SA	8	1,588
Solvay SA	37	4,936
Telenet Group Holding NV*	25	1,370
UCB SA	57	5,223
Umicore SA	104	5,813

		87,613

Finland - 3.5%
Elisa OYJ	72	3,087
Fortum OYJ	213	5,403
Huhtamaki OYJ	48	1,723
Kesko OYJ, Class B	34	1,986
Kone OYJ, Class B	186	10,065
Konecranes OYJ	35	1,387
Metso OYJ	59	2,077
Neste OYJ	63	5,483
Nokia OYJ	2,771	15,469
Nokian Renkaat OYJ	63	2,606
Orion OYJ, Class B	52	1,916
Sampo OYJ, Class A	201	10,306
Stora Enso OYJ, Class R	282	5,261
UPM-Kymmene OYJ	263	10,159
Wartsila OYJ Abp	209	4,423

		81,351

France - 33.2%
Accor SA	103	5,165
Aeroports de Paris	14	3,083
Air France-KLM*	125	1,203
Air Liquide SA	200	25,248
Airbus SE	259	32,021
Alstom SA	80	3,537
Altarea SCA REIT	2	464
Arkema SA	34	4,268
Atos SE	47	5,643
AXA SA	904	22,871
BioMerieux	22	1,938
BNP Paribas SA	541	31,838
Bollore SA	457	2,193
Bouygues SA	107	4,735
Bureau Veritas SA	134	3,452
Capgemini SE	83	10,695
Carrefour SA	294	5,258
Casino Guichard Perrachon SA (a)	25	794
Cie de Saint-Gobain	236	10,178
Cie Generale des Etablissements Michelin	88	10,438
Cie Plastic Omnium SA	32	1,270
CNP Assurances	80	1,849
Credit Agricole SA	602	8,259
Danone SA	321	25,330
Dassault Systemes SE	68	11,045
Edenred	95	3,629
Eiffage SA	39	4,400
Electricite de France SA	245	4,022
Elior Group SA, 144A	53	832
Elis SA	82	1,903
Engie SA	907	13,328
Essilor International SA	99	14,318
Eurazeo SA	24	1,826
Eutelsat Communications SA	69	1,638
Faurecia SA	38	2,334
Fonciere Des Regions REIT	18	1,886
Gecina SA REIT	23	3,958
Getlink	230	2,904
Hermes International	15	9,777
ICADE REIT	16	1,565
Iliad SA	14	1,813
Imerys SA	16	1,152
Ingenico Group SA	27	1,902
Ipsen SA	18	3,207
JCDecaux SA	37	1,222
Kering	37	20,147
Klepierre SA REIT	105	3,775

Lagardere SCA	42	1,241
Legrand SA	130	9,816
L’Oreal SA	123	29,581
LVMH Moet Hennessy Louis Vuitton SE	132	46,359
Natixis SA	460	3,077
Orange SA	939	15,241
Orpea	23	3,118
Pernod Ricard SA	88	13,925
Peugeot SA	279	7,693
Publicis Groupe SA	106	6,820
Remy Cointreau SA	10	1,404
Renault SA	102	8,806
Rexel SA	129	2,034
Rubis SCA	43	2,552
Safran SA	172	22,474
Sanofi	525	45,013
Sartorius Stedim Biotech	12	1,525
Schneider Electric SE	268	21,902
SCOR SE	90	3,656
SEB SA	12	2,242
Societe BIC SA	14	1,299
Societe Generale SA	325	13,326
Sodexo SA	44	4,593
Sopra Steria Group	7	1,249
SPIE SA	58	1,101
Suez	211	3,058
Teleperformance	27	5,199
Thales SA	52	7,342
TOTAL SA	1,225	76,780
Ubisoft Entertainment SA*	38	4,097
Unibail-Rodamco-Westfield (b)	46	9,687
Valeo SA	117	5,324
Veolia Environnement SA	276	5,832
Vinci SA	265	25,456
Vivendi SA	516	13,418
Wendel SA	15	2,227

		762,780

Germany - 25.9%
adidas AG	94	23,503
Allianz SE	203	43,374
Aurubis AG	17	1,254
Axel Springer SE	21	1,529
BASF SE	424	39,313
Bayer AG	395	36,941
Bayerische Motoren Werke AG	157	15,236
Bechtle AG	11	1,147
Beiersdorf AG	60	7,002

Brenntag AG	69	4,170
Carl Zeiss Meditec AG	18	1,598
CECONOMY AG	82	625
Commerzbank AG*	485	4,596
Continental AG	53	9,746
CTS Eventim AG & Co. KGaA	27	1,200
Daimler AG	415	26,895
Deutsche Bank AG (c)	854	9,640
Deutsche Boerse AG	83	11,492
Deutsche Lufthansa AG	219	5,731
Deutsche Post AG	443	16,190
Deutsche Telekom AG*	1,616	26,154
Deutsche Wohnen SE	144	7,295
DMG Mori AG	9	475
Duerr AG	26	1,201
E.ON SE	1,015	10,841
Evonik Industries AG	75	2,802
Fielmann AG	13	880
Fraport AG Frankfurt Airport Services Worldwide	19	1,712
Freenet AG	58	1,546
Fresenius Medical Care AG & Co. KGaA	95	9,645
Fresenius SE & Co. KGaA	185	14,159
FUCHS PETROLUB SE	14	753
GEA Group AG	76	2,894
GRENKE AG	13	1,572
Hannover Rueck SE	31	4,267
HeidelbergCement AG	72	5,745
Hella GmbH & Co KGaA	23	1,392
Henkel AG & Co. KGaA	51	5,705
HOCHTIEF AG	9	1,464
HUGO BOSS AG	29	2,322
Infineon Technologies AG	490	12,497
Innogy SE*	65	2,825
K+S AG	97	2,211
KION Group AG	34	2,327
Krones AG	8	975
LANXESS AG	35	2,756
LEG Immobilien AG	32	3,915
MAN SE	17	1,852
Merck KGaA	60	6,316
MTU Aero Engines AG	22	4,835
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	71	15,349
Nemetschek SE	8	1,316
OSRAM Licht AG	45	2,025
ProSiebenSat.1 Media SE	91	2,402
Rational AG	2	1,599
Rheinmetall AG	19	2,076

RWE AG	235	5,974
SAP SE	458	55,217
Siemens AG	367	47,816
Sixt SE	7	902
Software AG	24	1,187
Stroeer SE & Co. KGaA	10	595
Suedzucker AG	27	372
Symrise AG	57	5,336
Talanx AG	27	1,022
Telefonica Deutschland Holding AG	315	1,313
thyssenkrupp AG	242	5,606
United Internet AG	62	3,269
Volkswagen AG	62	10,005
Vonovia SE	210	10,797
Wacker Chemie AG	9	1,301
Wirecard AG	53	11,797
Zalando SE, 144A*	64	3,375

		595,166

Greece - 0.2%
Alpha Bank AE*	640	1,178
Hellenic Telecommunications Organization SA	124	1,586
National Bank of Greece SA (d)	2,487	708
OPAP SA	53	571

		4,043

Ireland - 1.9%
Bank of Ireland Group PLC	425	3,481
CRH PLC	412	13,715
Glanbia PLC	91	1,539
Kerry Group PLC, Class A	70	8,002
Kingspan Group PLC	70	3,409
Ryanair Holdings PLC, ADR*	90	9,168
Smurfit Kappa Group PLC	101	4,134

		43,448

Italy - 6.3%
A2A SpA	792	1,365
ACEA SpA	22	314
Amplifon SpA	23	496
Assicurazioni Generali SpA	669	11,166
Atlantia SpA	231	4,824
Banca Generali SpA	29	714
Banca Mediolanum SpA	196	1,327
Banca Monte dei Paschi di Siena SpA*	182	438
Banco BPM SpA*	706	1,593
Brembo SpA	77	1,032
Buzzi Unicem SpA	36	725
Buzzi Unicem SpA-RSP	18	209
Davide Campari-Milano SpA	280	2,484
De’ Longhi SpA	23	754

DiaSorin SpA	13	1,419
Enel SpA	3,552	17,606
Eni SpA	1,247	23,185
FinecoBank Banca Fineco SpA	199	2,377
Hera SpA	461	1,449
Infrastrutture Wireless Italiane SpA, 144A	118	901
Interpump Group SpA	38	1,199
Intesa Sanpaolo SpA	7,378	18,263
Iren SpA	357	839
Italgas SpA	238	1,289
Leonardo SpA	198	2,223
Mediaset SpA*	64	191
Mediobanca SpA	343	3,199
Moncler SpA	82	3,717
Poste Italiane SpA, 144A	231	1,782
Prysmian SpA	129	3,335
Recordati SpA	51	1,790
Saipem SpA*	290	1,553
Salvatore Ferragamo SpA	24	572
Snam SpA	1,088	4,476
Societa Iniziative Autostradali e Servizi SpA	34	475
Telecom Italia SpA*	4,993	3,189
Telecom Italia SpA-RSP	3,049	1,699
Terna Rete Elettrica Nazionale SpA	713	3,755
UniCredit SpA	984	14,236
Unione di Banche Italiane SpA	514	1,898
Unipol Gruppo SpA	213	881
UnipolSai Assicurazioni SpA	409	916

		145,855

Luxembourg - 0.9%
APERAM SA	24	1,081
ArcelorMittal	317	9,567
Eurofins Scientific SE	6	3,396
Grand City Properties SA	55	1,504
Tenaris SA	238	4,001

		19,549

Netherlands - 8.1%
Aalberts Industries NV	31	1,332
ABN AMRO Group NV, 144A	217	5,890
Aegon NV	1,031	6,197
Akzo Nobel NV	117	10,961
Altice Europe NV, Class A*	414	1,249
Altice Europe NV, Class B*	45	136
ASM International NV	31	1,674
ASML Holding NV	184	37,602
BE Semiconductor Industries NV	37	805
Boskalis Westminster	40	1,148
Euronext NV, 144A	32	2,107

GrandVision NV, 144A	26	641
Heineken Holding NV	45	4,299
Heineken NV	116	11,491
ING Groep NV	1,939	26,373
Koninklijke Ahold Delhaize NV	575	14,023
Koninklijke DSM NV	78	8,202
Koninklijke KPN NV	1,599	4,095
Koninklijke Philips NV	461	20,645
Koninklijke Vopak NV	34	1,756
NN Group NV	139	5,973
OCI NV*	36	1,162
QIAGEN NV*	106	4,113
Randstad NV	59	3,704
SBM Offshore NV	88	1,426
Wolters Kluwer NV	135	8,576

		185,580

Portugal - 0.5%
Banco Comercial Portugues SA, Class R*	3,927	1,146
EDP - Energias de Portugal SA	950	3,719
Galp Energia SGPS SA	228	4,634
Jeronimo Martins SGPS SA	120	1,802
Navigator Co. SA	109	546

		11,847

Spain - 9.3%
Acciona SA	11	971
Acerinox SA	83	1,118
ACS Actividades de Construccion y Servicios SA	138	5,761
Aena SME SA, 144A	36	6,388
Amadeus IT Group SA	204	18,969
Banco Bilbao Vizcaya Argentaria SA	3,072	19,194
Banco de Sabadell SA	2,620	4,030
Banco Santander SA	7,435	37,094
Bankia SA	553	2,083
Bankinter SA	312	2,782
CaixaBank SA	1,759	7,902
Cellnex Telecom SA, 144A	70	1,802
CIE Automotive SA	25	769
Ebro Foods SA	32	690
Enagas SA	113	3,149
Endesa SA	158	3,546
Ferrovial SA	245	5,309
Fomento de Construcciones y Contratas SA*	69	967
Grifols SA	147	4,332
Grupo Catalana Occidente SA	23	965
Iberdrola SA	2,986	22,311
Industria de Diseno Textil SA	550	16,670
Inmobiliaria Colonial Socimi SA REIT	139	1,508
Mapfre SA	481	1,421

Mediaset Espana Comunicacion SA	85	623
Merlin Properties Socimi SA REIT	180	2,518
Naturgy Energy Group SA	172	4,629
Prosegur Cia de Seguridad SA	118	713
Red Electrica Corp. SA	215	4,528
Repsol SA	642	12,373
Siemens Gamesa Renewable Energy SA*(a)	113	1,690
Telefonica SA	2,074	16,860
Zardoya Otis SA	87	812

		214,477

Switzerland - 0.3%
STMicroelectronics NV	322	6,629

United Kingdom (e) - 2.6%
RELX NV	492	10,922
Unilever NV	841	48,480

		59,402

TOTAL COMMON STOCKS (Cost $2,281,852)		2,237,087

PREFERRED STOCKS - 1.9%
Germany - 1.8%
Bayerische Motoren Werke AG	27	2,270
FUCHS PETROLUB SE	35	2,054
Henkel AG & Co. KGaA	87	11,130
MAN SE	3	327
Porsche Automobil Holding SE	77	4,884
RWE AG	19	397
Sartorius AG	18	3,276
Sixt SE	7	586
Volkswagen AG	101	16,551

		41,475

Spain - 0.1%
Grifols SA, Class B	128	2,725

TOTAL PREFERRED STOCKS (Cost $44,917)		44,200

EXCHANGE TRADED FUND - 0.6%
iShares MSCI Eurozone ETF (a) (Cost $13,580)	319	13,140

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (f)(g) (Cost $2,426)	2,426	2,426

TOTAL INVESTMENTS - 99.9% (Cost $2,342,775)		$2,296,853
Other assets and liabilities, net - 0.1%		1,649

NET ASSETS - 100.0%		$2,298,502

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
COMMON STOCK - 0.4%
Germany - 0.4%
Deutsche Bank AG (c)	9,128	—	—	—	512	—	—	854	9,640
SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (f)(g)	84,109	—	(81,683)	—	—	141	—	2,426	2,426

	93,237	—	(81,683)	—	512	141	—	3,280	12,066

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $14,690, which is 0.6% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $12,940.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2018 the Xtrackers Eurozone Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange Traded Funds and Securities Lending Collateral
Financials	$410,741	18.0%
Industrials	362,075	15.8
Consumer Discretionary	303,630	13.3
Consumer Staples	238,780	10.5
Information Technology	202,839	8.9
Health Care	187,109	8.2
Materials	181,901	8.0
Energy	142,693	6.3
Utilities	121,202	5.3
Telecommunication Services	81,444	3.6
Real Estate	48,873	2.1

Total	$2,281,287	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$2,236,379	$—	$708	$2,237,087
Preferred Stocks (h)	44,200	—	—	44,200
Exchange Traded Fund	13,140	—	—	13,140
Short-Term Investments	2,426	—	—	2,426

TOTAL	$2,296,145	$—	$708	$2,296,853

(h)	See Schedule of Investments for additional detailed categorizations.

During the period ended August 31, 2018, the amount of transfers between Level 1 and Level 3 was $782. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Xtrackers Germany Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.1%
Consumer Discretionary - 15.5%
adidas AG	329	$82,262
Axel Springer SE	71	5,171
Bayerische Motoren Werke AG	545	52,891
CECONOMY AG	286	2,179
Continental AG	184	33,836
CTS Eventim AG & Co. KGaA	96	4,267
Daimler AG	1,425	92,350
Fielmann AG	40	2,706
Hella GmbH & Co KGaA	78	4,719
HUGO BOSS AG	102	8,167
ProSiebenSat.1 Media SE	302	7,973
Stroeer SE & Co. KGaA	38	2,259
Volkswagen AG	216	34,858
Zalando SE, 144A*	222	11,706

		345,344

Consumer Staples - 2.0%
Beiersdorf AG	210	24,507
Henkel AG & Co. KGaA	173	19,354
Suedzucker AG	123	1,694

		45,555

Financials - 14.1%
Allianz SE	699	149,352
Commerzbank AG*	1,688	15,997
Deutsche Bank AG (a)	2,999	33,854
Deutsche Boerse AG	290	40,152
GRENKE AG	43	5,198
Hannover Rueck SE	102	14,039
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	246	53,180
Talanx AG	94	3,557

		315,329

Health Care - 11.3%
Bayer AG	1,362	127,377
Carl Zeiss Meditec AG	65	5,770
Fresenius Medical Care AG & Co. KGaA	330	33,504
Fresenius SE & Co. KGaA	643	49,212
Merck KGaA	207	21,792
QIAGEN NV*	370	14,357

		252,012

Industrials - 15.2%
Brenntag AG	231	13,960
Deutsche Lufthansa AG	764	19,992
Deutsche Post AG	1,536	56,134
DMG Mori AG	33	1,741
Duerr AG	88	4,065
Fraport AG Frankfurt Airport Services Worldwide	63	5,676
GEA Group AG	266	10,129
HOCHTIEF AG	32	5,205
KION Group AG	115	7,870
Krones AG	27	3,289
MAN SE	57	6,211
MTU Aero Engines AG	76	16,704
OSRAM Licht AG	154	6,931
Rational AG	6	4,796
Rheinmetall AG	69	7,540
Siemens AG	1,277	166,379
Sixt SE	20	2,576

		339,198

Information Technology - 13.5%
Bechtle AG	38	3,964
Infineon Technologies AG	1,703	43,433
Nemetschek SE	28	4,607
SAP SE	1,593	192,055
Software AG	87	4,302
United Internet AG	213	11,231
Wirecard AG	185	41,177

		300,769

Materials - 10.4%
Aurubis AG	61	4,498
BASF SE	1,458	135,185
Evonik Industries AG	254	9,489
FUCHS PETROLUB SE	47	2,529
HeidelbergCement AG	250	19,948
K+S AG	326	7,432
LANXESS AG	124	9,765
Symrise AG	200	18,723
thyssenkrupp AG	840	19,459
Wacker Chemie AG	30	4,337

		231,365

Real Estate - 3.7%
Deutsche Wohnen SE	501	25,380
Grand City Properties SA	192	5,250
LEG Immobilien AG	108	13,213
Vonovia SE	731	37,584

		81,427

Telecommunication Services - 4.4%
Deutsche Telekom AG*	5,528	89,467
Freenet AG	193	5,144
Telefonica Deutschland Holding AG	1,101	4,590

		99,201

Utilities - 3.0%
E.ON SE	3,495	37,330
Innogy SE*	218	9,473
RWE AG	833	21,177

		67,980

TOTAL COMMON STOCKS (Cost $2,228,806)		2,078,180

PREFERRED STOCKS - 6.5%
Consumer Discretionary - 3.7%
Bayerische Motoren Werke AG	95	7,986
Porsche Automobil Holding SE	261	16,556
Volkswagen AG	352	57,682

		82,224

Consumer Staples - 1.7%
Henkel AG & Co. KGaA	304	38,890

Health Care - 0.5%
Sartorius AG	64	11,646

Industrials - 0.2%
MAN SE	11	1,198
Sixt SE	28	2,346

		3,544

Materials - 0.3%
FUCHS PETROLUB SE	122	7,161

Utilities - 0.1%
RWE AG	69	1,443

TOTAL PREFERRED STOCKS (Cost $146,757)		144,908

EXCHANGE TRADED FUND - 0.1%
Horizons DAX Germany ETF (Cost $2,031)	68	1,934

TOTAL INVESTMENTS - 99.7% (Cost $2,377,594)		$2,225,022
Other assets and liabilities, net - 0.3%		7,613

NET ASSETS - 100.0%		$2,232,635

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
COMMON STOCK - 1.5%
Financials - 1.5%
Deutsche Bank AG (a)	32,398	—	(352)	(184)	1,992	—	—	2,999	33,854

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$2,078,180	$—	$—	$2,078,180
Preferred Stocks (b)	144,908	—	—	144,908
Exchange Traded Fund	1,934	—	—	1,934

TOTAL	$2,225,022	$—	$—	$2,225,022

(b)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF

August 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 17.1%
ABC-Mart, Inc.	200	$10,930
Adastria Co. Ltd.	100	1,205
Aisin Seiki Co. Ltd.	1,300	60,261
Asics Corp.	1,600	23,982
Bandai Namco Holdings, Inc.	1,600	62,191
Bridgestone Corp.	4,500	166,105
Casio Computer Co. Ltd.	1,300	20,927
Clarion Co. Ltd.	1,000	2,877
CyberAgent, Inc.	1,000	56,996
Daiichikosho Co. Ltd.	300	13,906
Daikyonishikawa Corp.	300	3,736
Denso Corp.	3,100	149,709
Dentsu, Inc.	1,600	74,888
Don Quijote Holdings Co. Ltd.	1,000	48,699
Fast Retailing Co. Ltd.	200	93,448
Fujitsu General Ltd.	500	8,261
Hakuhodo DY Holdings, Inc.	2,000	33,819
Haseko Corp.	1,900	24,674
Heiwa Corp.	400	9,599
Hikari Tsushin, Inc.	200	37,895
Honda Motor Co. Ltd.	13,200	391,887
Iida Group Holdings Co. Ltd.	1,300	24,057
Isuzu Motors Ltd.	4,500	65,216
Izumi Co. Ltd.	200	11,994
J. Front Retailing Co. Ltd.	1,900	27,073
Koito Manufacturing Co. Ltd.	700	43,369
K’s Holdings Corp.	1,000	12,130
Marui Group Co. Ltd.	1,100	24,354
Mazda Motor Corp.	3,800	44,157
NGK Spark Plug Co. Ltd.	1,400	39,897
NHK Spring Co. Ltd.	1,700	18,014
Nifco, Inc.	500	13,753
Nippon Television Holdings, Inc.	1,400	23,231
Nissan Motor Co. Ltd.	16,600	155,693
Nitori Holdings Co. Ltd.	600	91,284
Nojima Corp.	200	4,428
NOK Corp.	700	13,396
Oriental Land Co. Ltd.	1,600	171,782
PALTAC CORPORATION	200	10,894
Panasonic Corp.	16,600	198,583
Pressance Corp.	100	1,534
Rakuten, Inc.	7,300	55,952
Resorttrust, Inc.	600	9,729
Rinnai Corp.	300	22,375
Ryohin Keikaku Co. Ltd.	200	59,521
Sekisui Chemical Co. Ltd.	2,800	48,786
Sekisui House Ltd.	5,600	91,587
Seria Co. Ltd.	300	12,310
Shimamura Co. Ltd.	200	18,524
Shimano, Inc.	600	92,745
Skylark Holdings Co. Ltd.	1,000	14,312
Sony Corp.	7,500	429,364
Stanley Electric Co. Ltd.	1,200	41,611
Start Today Co. Ltd.	1,500	51,810
Starts Corp., Inc.	200	4,556
Subaru Corp.	4,400	130,986
Sumitomo Electric Industries Ltd.	5,700	90,369
Sumitomo Forestry Co. Ltd.	1,200	19,436
Sumitomo Rubber Industries Ltd.	1,500	22,293
Suzuki Motor Corp.	2,900	189,088
T-Gaia Corp.	100	2,638
Toho Co. Ltd.	1,000	30,753
Toyoda Gosei Co. Ltd.	500	12,500
Toyota Boshoku Corp.	500	8,757
Toyota Industries Corp.	1,300	73,743
Toyota Motor Corp.	5,946	371,608
TPR Co. Ltd.	100	2,352
TS Tech Co. Ltd.	400	15,133
United Arrows Ltd.	200	7,359
USS Co. Ltd.	1,800	34,008
Yamaha Corp.	1,100	52,676
Yamaha Motor Co. Ltd.	2,200	55,890
Yokohama Rubber Co. Ltd.	1,000	21,058
Zensho Holdings Co. Ltd.	500	10,087

		4,394,750

Consumer Staples - 9.2%
Aeon Co. Ltd. (a)	5,800	125,875
Ain Holdings, Inc.	200	15,331
Ajinomoto Co., Inc.	3,700	62,932
Asahi Group Holdings Ltd.	3,000	135,789
Calbee, Inc.	600	19,128
Ci:z Holdings Co. Ltd.	200	8,621
Cosmos Pharmaceutical Corp.	100	20,986
Create SD Holdings Co. Ltd.	200	4,655
Ezaki Glico Co. Ltd.	400	20,165
FamilyMart UNY Holdings Co. Ltd. (a)	400	34,955
Japan Tobacco, Inc.	8,500	223,989
Kao Corp.	3,600	280,020
Kewpie Corp.	1,000	24,151
Kikkoman Corp.	1,000	50,232
Kirin Holdings Co. Ltd.	6,700	166,012
Kobayashi Pharmaceutical Co. Ltd.	400	28,787

Kobe Bussan Co. Ltd.	100	4,915
Kose Corp.	200	36,975
Kusuri no Aoki Holdings Co. Ltd.	100	7,314
Lawson, Inc.	300	17,640
Lion Corp.	2,100	44,335
Matsumotokiyoshi Holdings Co. Ltd.	600	22,726
MEIJI Holdings Co. Ltd.	900	59,900
NH Foods Ltd.	600	21,942
Nichirei Corp.	600	15,108
Nippon Suisan Kaisha Ltd.	1,900	10,452
Nissin Foods Holdings Co. Ltd.	600	38,364
Pigeon Corp.	1,000	48,429
Pola Orbis Holdings, Inc.	800	28,282
Seven & i Holdings Co. Ltd.	6,000	244,848
Shiseido Co. Ltd.	3,000	211,679
Sugi Holdings Co. Ltd.	300	14,853
Sundrug Co. Ltd.	600	21,590
Suntory Beverage & Food Ltd.	900	36,971
Toyo Suisan Kaisha Ltd.	900	33,237
Tsuruha Holdings, Inc.	300	34,333
Unicharm Corp.	3,300	108,090
Welcia Holdings Co. Ltd.	400	18,506
Yakult Honsha Co. Ltd.	800	56,996
Yaoko Co. Ltd.	200	11,129

		2,370,242

Energy - 1.3%
Cosmo Energy Holdings Co. Ltd.	500	18,465
Idemitsu Kosan Co. Ltd.	1,100	55,652
Inpex Corp.	8,500	93,137
JXTG Holdings, Inc.	22,500	158,759

		326,013

Financials - 11.4%
AEON Financial Service Co. Ltd.	1,100	22,568
Aozora Bank Ltd.	700	24,778
Chiba Bank Ltd.	4,000	26,334
Concordia Financial Group Ltd.	9,200	44,222
Dai-ichi Life Holdings, Inc.	8,000	152,735
Daiwa Securities Group, Inc.	13,400	80,532
Financial Products Group Co. Ltd.	500	5,515
Fuyo General Lease Co. Ltd.	200	12,030
Hiroshima Bank Ltd.	2,000	14,014
Hitachi Capital Corp.	400	11,147
Japan Exchange Group, Inc.	4,200	74,163
Kyushu Financial Group, Inc.	3,400	16,558
Mebuki Financial Group, Inc.	7,300	25,939
Mitsubishi UFJ Financial Group, Inc.	66,800	404,107
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,600	20,291
Mizuho Financial Group, Inc.	198,900	349,961
MS&AD Insurance Group Holdings, Inc.	4,000	123,191
Nomura Holdings, Inc.	23,600	108,226
Orient Corp.	2,000	2,832
ORIX Corp.	10,200	164,381
Resona Holdings, Inc.	16,100	91,459
SBI Holdings, Inc.	1,800	49,754
Seven Bank Ltd.	5,700	17,786
Shinsei Bank Ltd.	1,300	20,001
Shizuoka Bank Ltd.	3,700	32,767
Sompo Holdings, Inc.	3,000	128,349
Sony Financial Holdings, Inc.	1,300	25,968
Sumitomo Mitsui Financial Group, Inc.	9,800	387,192
Sumitomo Mitsui Trust Holdings, Inc.	3,000	120,693
T&D Holdings, Inc.	4,800	73,135
Tokai Tokyo Financial Holdings, Inc.	1,800	10,470
Tokio Marine Holdings, Inc.	5,400	255,037
Tokyo Century Corp.	300	16,612
Zenkoku Hosho Co. Ltd.	400	16,233

		2,928,980

Health Care - 8.3%
Alfresa Holdings Corp.	1,800	45,241
Asahi Intecc Co. Ltd.	600	22,916
Astellas Pharma, Inc.	14,600	247,799
Chugai Pharmaceutical Co. Ltd.	1,600	92,925
Daiichi Sankyo Co. Ltd.	4,100	160,399
Eisai Co. Ltd.	1,800	163,304
Hisamitsu Pharmaceutical Co., Inc.	400	29,292
Hoya Corp.	2,900	169,917
Kaken Pharmaceutical Co. Ltd.	300	15,448
Kyowa Hakko Kirin Co. Ltd.	1,800	31,979
M3, Inc.	1,600	70,632
Medipal Holdings Corp.	1,500	30,315
Mitsubishi Tanabe Pharma Corp.	1,800	30,080
Nihon Kohden Corp.	600	17,586
Olympus Corp.	2,300	93,858
Ono Pharmaceutical Co. Ltd.	3,300	86,901
Otsuka Holdings Co. Ltd.	2,800	131,585
Santen Pharmaceutical Co. Ltd.	3,000	46,318
Sawai Pharmaceutical Co. Ltd.	300	16,044
Shionogi & Co. Ltd.	2,100	122,267
Ship Healthcare Holdings, Inc.	300	11,566

Sumitomo Dainippon Pharma Co. Ltd.	1,200	25,594
Sysmex Corp.	1,100	95,631
Takeda Pharmaceutical Co. Ltd.	5,300	222,401
Terumo Corp.	2,300	127,150
Toho Holdings Co. Ltd. (a)	400	10,559
Tsumura & Co.	500	17,112

		2,134,819

Industrials - 22.7%
Aeon Delight Co. Ltd.	200	7,215
AGC, Inc.	1,600	64,211
Aica Kogyo Co. Ltd.	500	19,277
Amada Holdings Co. Ltd.	2,100	22,499
ANA Holdings, Inc.	2,500	86,779
Central Japan Railway Co.	1,300	261,618
COMSYS Holdings Corp.	600	16,314
Daifuku Co. Ltd.	700	36,425
Daikin Industries Ltd.	2,000	255,580
DMG Mori Co. Ltd.	1,000	16,576
East Japan Railway Co.	2,600	235,767
Ebara Corp.	600	20,562
FANUC Corp.	1,400	274,924
Fuji Electric Co. Ltd.	4,000	32,286
Furukawa Electric Co. Ltd.	400	13,798
Hankyu Hanshin Holdings, Inc.	1,900	67,940
Hanwa Co. Ltd.	300	10,146
Harmonic Drive Systems, Inc.	200	8,126
Hazama Ando Corp.	1,500	11,282
Hino Motors Ltd.	2,000	21,103
Hitachi Construction Machinery Co. Ltd.	600	17,965
Hitachi Transport System Ltd.	300	8,279
Hoshizaki Corp.	400	38,021
ITOCHU Corp.	10,400	182,283
Iwatani Corp.	300	10,551
Japan Airlines Co. Ltd.	2,400	86,684
JTEKT Corp.	1,800	25,275
Kajima Corp.	6,000	43,288
Kanamoto Co. Ltd.	200	6,241
Kanematsu Corp.	600	8,923
Kawasaki Heavy Industries Ltd.	1,300	35,641
Keihan Holdings Co. Ltd.	900	33,115
Keio Corp.	700	34,784
Keisei Electric Railway Co. Ltd.	1,100	37,002
Kintetsu Group Holdings Co. Ltd.	1,500	58,980
Komatsu Ltd.	7,000	199,549
Kubota Corp.	8,300	129,981
Kumagai Gumi Co. Ltd.	200	5,420
Kyowa Exeo Corp.	600	16,828
Kyudenko Corp.	300	11,444
Maeda Corp.	1,300	15,558
Maeda Road Construction Co. Ltd.	500	9,717
Makita Corp.	2,000	90,905
Marubeni Corp.	11,900	97,831
Meitec Corp.	200	9,668
MINEBEA MITSUMI, Inc.	2,900	54,556
MISUMI Group, Inc.	1,800	46,491
Mitsubishi Corp.	10,200	291,691
Mitsubishi Electric Corp.	15,500	209,677
Mitsubishi Heavy Industries Ltd.	2,300	85,582
Mitsui & Co. Ltd.	11,700	195,466
MonotaRO Co. Ltd.	500	28,453
Nabtesco Corp.	700	18,288
Nagoya Railroad Co. Ltd.	1,600	36,578
NGK Insulators Ltd.	1,900	31,014
Nidec Corp.	1,800	261,433
Nihon M&A Center, Inc.	1,100	28,858
Nippo Corp.	400	7,446
Nippon Express Co. Ltd.	500	31,384
Nippon Steel & Sumikin Bussan Corp.	100	5,068
NSK Ltd.	3,200	36,391
Obara Group, Inc.	100	4,987
Obayashi Corp.	5,300	49,757
Odakyu Electric Railway Co. Ltd.	2,300	49,844
OSG Corp.	700	16,104
Park24 Co. Ltd.	1,000	29,400
Penta-Ocean Construction Co. Ltd.	1,800	10,584
Persol Holdings Co. Ltd.	1,400	31,375
Pilot Corp.	200	11,417
Recruit Holdings Co. Ltd.	10,400	317,670
Sankyu, Inc.	400	21,283
Sanwa Holdings Corp.	1,700	19,532
Secom Co. Ltd.	1,600	131,957
Seibu Holdings, Inc.	1,900	34,321
Shimizu Corp.	5,300	46,459
SMC Corp.	500	166,704
Sohgo Security Services Co. Ltd.	500	22,050
Sojitz Corp.	9,100	31,760
Sotetsu Holdings, Inc.	600	18,749
Sumitomo Corp.	8,800	143,128
Sumitomo Heavy Industries Ltd.	1,000	32,601
Sumitomo Mitsui Construction Co. Ltd.	1,740	11,518
Tadano Ltd.	900	9,910
Taisei Corp.	1,800	80,678
Takeuchi Manufacturing Co. Ltd.	300	7,692

TechnoPro Holdings, Inc.	200	12,499
THK Co. Ltd.	1,000	26,839
Tobu Railway Co. Ltd.	1,700	47,527
Toda Corp.	2,200	15,317
Tokyu Construction Co. Ltd.	600	5,530
Tokyu Corp.	4,200	69,391
TOTO Ltd.	1,200	50,863
Toyota Tsusho Corp.	1,400	47,851
Tsubakimoto Chain Co.	1,000	8,964
West Japan Railway Co.	1,400	94,137
Yamato Holdings Co. Ltd.	2,400	71,512

		5,814,647

Information Technology - 12.4%
Advantest Corp.	1,000	24,025
Alps Electric Co. Ltd.	1,400	42,170
Brother Industries Ltd.	1,800	37,044
Canon, Inc.	7,900	253,846
COLOPL, Inc.	400	2,608
DeNA Co. Ltd.	700	12,133
Dip Corp.	200	4,783
Disco Corp.	200	35,857
Elecom Co. Ltd.	100	2,651
Fujitsu Ltd.	16,000	117,325
GMO internet, Inc.	500	8,676
GungHo Online Entertainment, Inc.	4,800	10,259
Hamamatsu Photonics KK	1,200	48,374
Hirose Electric Co. Ltd.	205	24,441
Hitachi High-Technologies Corp.	500	19,683
Hitachi Ltd.	35,000	228,999
Horiba Ltd.	300	18,614
Itochu Techno-Solutions Corp.	600	13,311
Kakaku.com, Inc.	1,200	22,228
Keyence Corp.	700	397,015
Konami Holdings Corp.	600	25,188
Konica Minolta, Inc.	3,500	35,699
Kyocera Corp.	2,400	151,725
Mixi, Inc. (a)	300	7,364
Murata Manufacturing Co. Ltd.	1,500	259,526
NEC Corp.	1,900	52,604
Nexon Co. Ltd.*	3,400	42,743
Nintendo Co. Ltd.	900	325,959
Nomura Research Institute Ltd.	1,000	49,872
NS Solutions Corp.	200	6,484
NTT Data Corp.	4,700	60,528
Obic Co. Ltd.	400	37,661
Omron Corp.	1,600	71,786
Oracle Corp.	200	16,828
Otsuka Corp.	1,000	36,299
Renesas Electronics Corp.*	1,600	12,121
SCREEN Holdings Co. Ltd.	300	22,753
SCSK Corp.	300	14,285
Seiko Epson Corp.	2,300	39,431
Shimadzu Corp.	1,800	53,488
Square Enix Holdings Co. Ltd.	600	27,434
SUMCO Corp.	1,200	21,471
TDK Corp.	700	78,847
TIS, Inc.	500	24,169
Tokyo Electron Ltd.	1,000	170,221
Trend Micro, Inc.	900	56,816
Ulvac, Inc.	300	12,459
Yahoo Japan Corp. (a)	11,200	38,584
Yaskawa Electric Corp. (a)	1,800	60,549
Yokogawa Electric Corp.	1,700	34,940

		3,171,876

Materials - 6.6%
Air Water, Inc.	1,300	23,354
Asahi Kasei Corp.	10,100	148,469
Daicel Corp.	2,100	23,806
Denka Co. Ltd.	600	20,589
DIC Corp.	600	21,346
Dowa Holdings Co. Ltd.	400	11,994
Hitachi Chemical Co. Ltd.	700	14,722
Hitachi Metals Ltd.	1,700	19,685
JFE Holdings, Inc.	4,100	89,905
JSR Corp.	1,700	33,069
Kansai Paint Co. Ltd.	1,700	33,683
Kuraray Co. Ltd.	2,800	40,705
Mitsubishi Chemical Holdings Corp.	9,400	84,433
Mitsubishi Gas Chemical Co., Inc.	1,400	29,191
Mitsubishi Materials Corp.	1,100	29,810
Mitsui Chemicals, Inc.	1,500	38,878
Nihon Parkerizing Co. Ltd.	700	9,312
Nippon Light Metal Holdings Co. Ltd.	4,800	10,606
Nippon Paint Holdings Co. Ltd.	1,300	51,468
Nippon Steel & Sumitomo Metal Corp.	6,200	124,995
Nissan Chemical Corp.	1,000	47,797
Nitto Denko Corp.	1,200	93,372
NOF Corp.	600	19,967
Oji Holdings Corp.	6,000	41,178
Shin-Etsu Chemical Co. Ltd.	2,500	235,041
Showa Denko KK	800	38,166
Sumitomo Chemical Co. Ltd.	10,000	56,906
Sumitomo Metal Mining Co. Ltd.	1,900	61,514

Taiheiyo Cement Corp.	1,000	30,302
Taiyo Nippon Sanso Corp.	1,300	19,180
Teijin Ltd.	1,300	25,804
Toray Industries, Inc.	11,800	88,720
Tosoh Corp.	2,300	36,216
Ube Industries Ltd.	700	17,846
Zeon Corp.	1,400	15,037

		1,687,066

Real Estate - 3.4%
Aeon Mall Co. Ltd.	1,000	16,765
Daito Trust Construction Co. Ltd.	600	90,093
Daiwa House Industry Co. Ltd.	5,100	155,872
Hulic Co. Ltd.	3,500	33,206
Ichigo, Inc.	1,900	7,779
Leopalace21 Corp.	2,000	10,642
Mitsubishi Estate Co. Ltd.	10,600	176,324
Mitsui Fudosan Co. Ltd.	7,000	160,630
Nomura Real Estate Holdings, Inc.	1,100	23,898
Open House Co. Ltd.	200	11,706
Relo Group, Inc.	700	19,223
Sumitomo Realty & Development Co. Ltd.	3,500	121,522
Tokyo Tatemono Co. Ltd.	1,700	20,881
Tokyu Fudosan Holdings Corp.	3,700	25,260

		873,801

Telecommunication Services - 5.8%
KDDI Corp.	12,600	334,189
Nippon Telegraph & Telephone Corp.	8,500	379,447
NTT DOCOMO, Inc.	10,400	270,587
SoftBank Group Corp.	5,300	492,312

		1,476,535

Utilities - 1.7%
Chubu Electric Power Co., Inc.	4,800	69,932
Electric Power Development Co. Ltd.	1,300	34,480
Kansai Electric Power Co., Inc.	6,400	91,915
Kyushu Electric Power Co., Inc.	2,800	31,463
Nippon Gas Co. Ltd.	300	14,204
Osaka Gas Co. Ltd.	3,000	56,153
Toho Gas Co. Ltd.	600	20,156
Tohoku Electric Power Co., Inc.	3,700	46,515
Tokyo Gas Co. Ltd.	3,300	78,359

		443,177

TOTAL COMMON STOCKS (Cost $26,254,992)		25,621,906

SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c) (Cost $98,496)	98,496	98,496

TOTAL INVESTMENTS - 100.3% (Cost $26,353,488)		$25,720,402
Other assets and liabilities, net - (0.3%)		(69,045)

NET ASSETS - 100.0%		$25,651,357

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2018 is as follows:

	Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.85% (b)(c)	—	98,496	—	—	—	58	—	98,496	98,496

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $227,338, which is 0.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2018. In addition, The Fund held non-cash U.S. Treasury securities collateral having a value of $182,582.

At August 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(d)
JPX-Nikkei 400 Index Futures	JPY	2	$28,190	$27,605	9/13/2018	$(391)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2017.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$25,621,906	$—	$—	$25,621,906
Short-Term Investments	98,496	—	—	98,496

TOTAL	$25,720,402	$—	$—	$25,720,402

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(391)	$—	$—	$(391)

TOTAL	$(391)	$—	$—	$(391)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the year ended August 31, 2018.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	October 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	October 30, 2018

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	October 30, 2018

*	Print the name and title of each signing officer under his or her signature.